Filed with the Securities and Exchange Commission on April 29, 2013

1933 Act Registration File No. 333-86348
1940 Act File No. 811-21079

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 46	☒
And
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 48	☒

(Check Appropriate Box or Boxes)

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
(Address of Principal Executive Offices)(Zip Code)

1-866-388-6292
(Registrant's Telephone Number, Including Area Code)

David B. Perkins
Hatteras Alternative Mutual Funds, LLC
8540 Colonnade Center Drive, Suite 401
Raleigh, North Carolina 27615
(Name and Address of Agent for Service)

WITH A COPY TO:
Thomas R. Westle, Esq.
Blank Rome LLP
405 Lexington Avenue
New York, NY 10174

It is proposed that this filing will become effective

☐	immediately upon filing pursuant to paragraph (b)
☒	on April 30, 2013 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 46 to the Registration Statement of Hatteras Alternative Mutual Funds Trust is being filed for the purpose of adding the audited financial statements and certain related financial information for the fiscal year ended December 31, 2012.

Hatteras AlternativeMutual Funds
Multiple Hedge Fund Managers • Multiple Hedge Fund Strategies • Mutual Fund StructureSM

Prospectus

April 30, 2013

HATTERAS ALPHA HEDGED STRATEGIES FUND
      NO LOAD: ALPHX      CLASS A: APHAX            CLASS C: APHCX    INSTITUTIONAL CLASS: ALPIX

HATTERAS LONG/SHORT EQUITY FUND
      CLASS A: HLSAX       INSTITUTIONAL CLASS: HLSIX

HATTERAS LONG SHORT DEBT FUND
      CLASS A: HFIAX         INSTITUTIONAL CLASS: HFINX

HATTERAS MANAGED FUTURES STRATEGIES FUND

     CLASS A: HMFAX          INSTITUTIONAL CLASS: HMFIX

Investment Advisor: Hatteras Alternative Mutual Funds, LLC

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Table of Contents - Prospectus (Alpha Hedged, Long/Short, Managed Futures)

Table of Contents - Prospectus (Alpha Hedged, Long/Short, Managed Futures)

SUMMARY SECTION

HATTERAS ALPHA HEDGED STRATEGIES FUND (the “Alpha Fund”)

Investment Objective
The Hatteras Alpha Hedged Strategies Fund seeks to achieve consistent returns with low correlation to traditional financial market indices while maintaining a high correlation to the Hedge Fund Research, Inc. (“HFRI”) Fund of Funds Composite Index.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Alpha Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund’s Class A shares.  More information about these and other discounts is available from your financial professional and in the “How to Purchase Shares” section on page 68 of the Fund’s Prospectus and the “Purchase, Redemption and Pricing of Shares” section on page 50 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)	No Load	Class A	Class C	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	4.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less)	None	1.00%(1)	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
		No Load		Class A		Class C		Institutional Class
Management Fees		0.25%		0.25%		0.25%		0.25%
Distribution and Service (Rule 12b-1) Fees		None		0.25%		1.00%		None
Other Expenses		2.69%		2.44%		2.44%		1.69%
Shareholder Servicing Fee	0.25%		0.00%		0.00%		0.00%
Operating Services Fee	1.59%		1.59%		1.59%		0.84%
Interest Expense and Dividends on Short Positions of Underlying Investments	0.85%		0.85%		0.85%		0.85%
Acquired Fund Fees and Expenses		1.98%		1.98%		1.98%		1.98%
Total Annual Fund Operating Expenses		4.92%		4.92%		5.67%		3.92%
Less: Fee Waivers and Expense Reimbursements		-0.08%		-0.08%		-0.08%		-0.08%
Net Annual Fund Operating Expenses(2)		4.84%		4.84%		5.59%		3.84%

Table of Contents - Prospectus (Alpha Hedged, Long/Short, Managed Futures)

(1)	Purchases of $1 million and more held less than 18 months may be subject to a contingent deferred sales charge of up to 1.00%.
(2)
The net fees and expenses of the Fund (which exclude brokerage commissions and portfolio trading transfer tax, interest on Fund borrowings, dividends and interest paid on short sales, taxes, acquired fund fees and expenses associated with investments in non-affiliated investment companies, litigation and other extraordinary expenses) do not exceed 2.99%, 3.99%, 3.99% and 4.74% of average daily net assets for the Institutional Class shares, No Load shares, Class A shares and Class C shares, respectively (the “Expense Caps”).  Hatteras Alternative Mutual Funds, LLC (the “Advisor”) has contractually agreed to waive all or a portion of its operating services fees and/or pay expenses of the Fund to ensure that its Net Annual Fund Operating Expenses do not exceed the Expense Caps.  The Expense Caps will remain in effect through at least April 30, 2014 and may be terminated only by the Hatteras Alternative Mutual Funds Trust’s (the “Trust”) Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in the Alpha Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Caps only in the first year).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
No Load	$484	$1,471	$2,459	$4,935
Class A	$936	$1,876	$2,817	$5,176
Class C	$557	$1,677	$2,782	$5,480
Institutional Class	$386	$1,188	$2,007	$4,133

Portfolio Turnover
The Alpha Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 41% of the average value of its portfolio.

Principal Investment Strategies
As a mutual fund of funds, the Hatteras Alpha Hedged Strategies Fund pursues its investment objective by investing primarily in affiliated Long/ Short Equity, Market Neutral, Relative Value – Long/Short Debt, Event Driven and Managed Futures Strategies portfolios (“Underlying Funds”).  The Fund invests its assets with a weighting in one or more of the Underlying Funds consistent with its objective of achieving consistent returns with low correlation to traditional financial market indices such as the S&P 500® Index, while maintaining a high correlation to the HFRI Fund of Funds Composite Index.  The Fund may also invest in other non-affiliated investment companies primarily including exchange-traded funds (“ETFs”) (collectively, with the Underlying Funds, the “Underlying Investments”).

Table of Contents - Prospectus (Alpha Hedged, Long/Short, Managed Futures)

The Alpha Fund is classified as diversified.  The Fund’s strategy to achieve its objective is to primarily invest, indirectly through its investment in one or more of the Underlying Investments, its assets in publicly traded securities that afford strategic and tactical opportunities to employ hedged strategies.

Other than assets temporarily invested for defensive purposes, the Alpha Fund’s assets will be invested in one or more of the Underlying Investments and not directly in equity, debt or derivative securities.  The investment policies and restrictions with regard to investments and the associated risks set forth below and throughout this Prospectus are those of the Underlying Investments and are applicable to the Fund as a result of the Fund’s investment in the Underlying Investments.  The Fund’s performance and ability to achieve its objective relies on that of the Underlying Investments in which it invests.

The Alpha Fund has no policy with respect to the capitalization of issuers in which it may invest and thus may invest in securities of all market capitalizations (small, mid and large capitalization companies).  These securities may include common and preferred stock, and other debt instruments including convertible debt, options and futures, as well as privately negotiated options.  The Fund is not limited by maturity, duration or credit quality when investing in debt instruments.

The Alpha Fund, through its investment in the Underlying Investments, may invest in foreign securities (including those from developing countries), depositary receipts relating to foreign securities and may enter into equity, interest rate, index and currency rate swap agreements.  Derivative instruments in which the Fund may invest through its investment in the Underlying Investments include options, futures and swaps.  The Fund, indirectly through its investment in the Underlying Investments, invests in these types of instruments to both reduce risk through hedging, or to take market risk.  Through its investment in the Underlying Investments, the Fund may invest a substantial portion of its assets in securities that are not publicly traded, but that are eligible for purchase and sale by certain qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended, as well as other restricted securities.  While the Fund may invest a substantial portion of its assets in restricted securities, it may not invest more than 15% of its net assets in illiquid securities.  The Underlying Investments may also invest up to 100% of their assets in shares of other investment companies that invest in the types of securities mentioned above, including shares of ETFs.

The Advisor seeks to utilize multiple Underlying Investments, rather than a single portfolio, that employ various investment strategies whose performance is not correlated with major financial market indices.  The Advisor believes that the use of such Underlying Investments may mitigate losses in generally declining markets because the Alpha Fund will be invested in multiple Underlying Investments utilizing non-correlated strategies.  However, there can be no assurance that losses will be avoided.  Investment strategies that have historically been non-correlated or demonstrated low correlations to one another or to major world financial market indices may become correlated at certain times, such as during a liquidity crisis in global financial markets.  During such periods, certain hedging strategies may cease to function as anticipated.  Brief descriptions of the major absolute return strategies to be employed by the Underlying Investments are included in the list below.

Table of Contents - Prospectus (Alpha Hedged, Long/Short, Managed Futures)

•	Long/Short Equity - This strategy employs long and short trading in common stock and preferred stock of U.S. and foreign issuers and attempts to achieve capital appreciation.

•
Market Neutral - This strategy is designed to exploit equity market inefficiencies, which involves being simultaneously invested in long and short matched equity portfolios generally of the same size, usually in the same market and attempts to achieve capital appreciation.

•
Relative Value – Long/Short Debt - This strategy is designed to take advantage of perceived discrepancies in the market prices of certain convertible bond, common stock, fixed income and derivative securities, and attempts to achieve current income, capital preservation and capital appreciation.

•	Managed Futures Strategies - This strategy is designed to capture macroeconomic trends in the commodities and financial futures markets.

•	Event Driven - This strategy is designed to invest in securities whose prices are or will be impacted by a corporate event and attempts to achieve capital appreciation.

Principal Risks of Investing in the Fund
Losing all or a portion of your investment is a risk of investing in the Alpha Fund.  The following additional risks could affect the value of your investment:

•
Aggressive Investment Risks:  The Underlying Investments may employ investment strategies that involve greater risks than the strategies used by typical mutual funds, including short sales (which involve the risk of an unlimited increase in the market of the security sold short, which could result in a theoretically unlimited loss), leverage and derivative transactions. Although many of the Underlying Investments use hedged strategies, there is no assurance that hedged strategies will protect against losses or perform better than non-hedged strategies, and some Underlying Investments may use long only or short only strategies. The strategies employed by the Alpha Fund generally will emphasize hedged positions rather than non-hedged positions in securities and derivatives in an effort to protect against losses due to general movements in market prices; however, no assurance can be given that such hedging will be successful or that consistent returns will be achieved.

Table of Contents - Prospectus (Alpha Hedged, Long/Short, Managed Futures)

•
Arbitrage Trading Risks: The principal risk associated with the Underlying Investments’ arbitrage investment strategies is that the underlying relationships between securities in which the Underlying Investments take investment positions may change in an adverse manner, in which case the Underlying Investments may realize losses.

•
Short Sale/Put and Call Options Risks: The Underlying Investments may engage in various hedging practices, which entail substantial risks. For example, merger arbitrage strategies generally involve purchasing the shares of an announced acquisition target company at a discount to their expected value upon completion of the acquisition. If an acquisition is called off or otherwise not completed, each Underlying Investment may realize losses on the shares of the target company it acquired and on its short position in the acquirer’s securities. Also, options transactions involve special risks that may make it difficult or impossible to unwind a position when an Underlying Investment desires.

•
Shares of Other Investment Companies Risks: The Alpha Fund and the Underlying Investments may invest in or sell short shares of other investment companies, including ETFs as a means to pursue their investment objectives.  As a result of this policy, your cost of investing in the Fund will generally be higher than the cost of investing directly in the Underlying Investments.  You will indirectly bear fees and expenses charged by the Underlying Investments in addition to the Fund’s direct fees and expenses.  Furthermore, the use of this strategy could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.

•
Derivative Securities Risks: The Underlying Investments may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset, index, and interest rate or currency exchange rate. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Underlying Investments and therefore the Alpha Fund. The Underlying Investments could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which they are used to hedge or if the Underlying Investments are unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

Table of Contents - Prospectus (Alpha Hedged, Long/Short, Managed Futures)

•
Options and Futures Risks: The Underlying Investments may invest in options and futures contracts. The Underlying Investments also may invest in so-called “synthetic options” or other derivative instruments written by broker-dealers or other financial intermediaries. Options transactions may be effected on securities exchanges or in the over-the-counter market. When options are purchased over-the-counter, the Underlying Investments bear the risk that the counter-party that wrote the option will be unable or unwilling to perform its obligations under the option contract. Such options may also be illiquid, and in such cases, the Underlying Investments may have difficulty closing out their positions.

•
Smaller Capitalization Risks: The Underlying Investments may invest in securities without regard to market capitalization. Investments in securities of smaller companies may be subject to more abrupt or erratic market movements than larger, more established companies, because these securities typically are traded in lower volume and issuers are more typically subject to changes in earnings and future earnings prospects.

•
Credit Risk: Debt obligations are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due. There is also the risk that the securities could lose value because of a loss of confidence in the ability of the borrower to pay back debt. Non-investment grade debt—also known as “high-yield bonds” and “junk bonds”—have a higher risk of default and tend to be less liquid than higher-rated securities.

•
Interest Rate Risk: Fixed income securities are subject to the risk that the securities could lose value because of interest rate changes. For example, bonds tend to decrease in value if interest rates rise. Debt obligations with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than debt obligations with shorter maturities.

•
Swap Agreement Risks: The Underlying Investments may enter into equity, interest rate, index, commodity, credit default and currency rate swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns earned on specific assets, such as the return on, or increase in value of, a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index. A swap contract may not be assigned without the consent of the counter-party, and may result in losses in the event of a default or bankruptcy of the counter-party.

Table of Contents - Prospectus (Alpha Hedged, Long/Short, Managed Futures)

•
Foreign Securities Risks: The Underlying Investments may invest in foreign securities, foreign currency contracts and depositary receipts relating to foreign securities. Investments in foreign financial markets, including developing countries, present political, regulatory and economic risks which are significant and which may differ in kind and degree from the risks presented by investments in the U.S. financial markets. These may include changes in foreign currency exchange rates or controls, greater price volatility, differences in accounting standards and policies and in the type and nature of disclosures required to be provided by foreign issuers, substantially less liquidity, controls on foreign investment, and limitations on repatriation of invested capital. The exposure of the Underlying Investments to developing country financial markets may involve greater risk than a portfolio that invests only in developed country financial markets.

•
Illiquid Securities Risk:  Illiquid securities involve the risk that the securities will not be able to be sold at the time or prices desired by the Alpha Fund or the Underlying Investments. Illiquid securities are not readily marketable and may include some restricted securities that may be resold to qualified institutional buyers in private transactions but otherwise would not have a regular secondary trading market.

•
Managed Futures Strategy/Commodities Risks. Exposure to the commodities markets through investment in managed futures programs may subject the Fund to greater volatility than investments in traditional securities. Prices of commodities and related contracts may fluctuate significantly over short periods for a variety of reasons, including changes in interest rates, supply and demand relationships and balances of payments and trade; weather and natural disasters; governmental, agricultural, trade, fiscal, monetary and exchange control programs and policies; acts of terrorism, tariffs and U.S. and international economic, political, military and regulatory developments.

Also note that as a result of the new regulations recently adopted by the Commodity Futures Trading Commission (“CFTC”), the Advisor has registered as a commodity pool operator with respect to the Alpha Fund. Until the CFTC’s proposed harmonization rules with respect to registered investment companies are finalized and take effect, the Advisor is not subject to the CFTC’s recordkeeping, reporting and disclosure requirements with respect to the Fund. It is unclear in what form the final harmonization rules will be adopted and the impact they will have on the Fund. While compliance with such rules may increase the Fund’s expenses, the Advisor does not expect that such compliance will materially adversely affect the ability of the Fund to achieve its objective.

Table of Contents - Prospectus (Alpha Hedged, Long/Short, Managed Futures)

Performance
The following performance information indicates some of the risks of investing in the Alpha Fund.  The bar chart illustrates how the performance of the Fund’s No Load shares (the Class with the longest period of annual returns) has varied from year to year and does not reflect deduction of sales charges.  If sales charges were included, the return figures would be lower.  The table illustrates how the Fund’s No Load, Class C, Class A and Institutional Class shares average annual returns for 1, 5 and 10 years, as applicable, and since inception compare with those of a broad measure of market performance.  The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.  Updated performance information is available on the Fund’s website at hatterasfunds.com/performance or by calling the Fund toll-free at 1-877-569-2382.

Calendar Year Total Returns
As of December 31, 2012

During the period of time shown in the bar chart, the Alpha Fund’s No Load shares’ highest quarterly return was 10.05% for the quarter ended June 30, 2009, and the lowest quarterly return was -18.65% for the quarter ended December 31, 2008.

Table of Contents - Prospectus (Alpha Hedged, Long/Short, Managed Futures)

Average Annual Total Returns
For the Periods Ended December 31, 2012
No Load Shares	One Year	Five Year	Ten Year	Since Inception (9/23/2002)	Since Inception (8/1/2006)	Since Inception (5/2/2011)	Since Inception (9/30/2011)
Return Before Taxes	1.05%	-2.90%	2.42%	2.15%	N/A	N/A	N/A
Return After Taxes on Distributions	1.05%	-3.45%	1.93%	1.67%	N/A	N/A	N/A
Return After Taxes on Distributions and Sale of Fund Shares	0.68%	-2.77%	1.84%	1.61%	N/A	N/A	N/A
Class C Shares
Return Before Taxes	0.29%	-3.67%	N/A	N/A	-1.37%	N/A	N/A
Class A Shares
Return Before Taxes	-3.73%	N/A	N/A	N/A	N/A	-4.08%	N/A
Institutional Class Shares
Return Before Taxes	2.10%	N/A	N/A	N/A	N/A	N/A	3.47%
S&P 500® Index* (reflects no deduction for fees, expenses, or taxes)	16.00%	1.66%	7.10%	7.52%	4.04%	5.20%	23.09%
HFRI Fund of Funds Composite Index*+ (reflects no deduction for fees, expenses, or taxes)	4.73%	-0.76%	3.76%	3.66%	1.07%	-1.99%	3.36%

* As of October 31, 2012, the Advisor has changed the Fund’s broad-based market index from the S&P 500® Index to the HFRI Fund of Funds Composite Index.  This change was made to provide a more appropriate benchmark for the Fund to track.

+  HFRI Fund of Funds Composite Index since inception annualized returns data is only available for monthly periods. Since inception annualized returns for No Load, Class C, Class A and Institutional Class shares begins on 9/30/2002, 7/31/2006, 4/30/2011 and 9/30/2011, respectively.

After–tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).  The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Management
Investment Advisor:  Hatteras Alternative Mutual Funds, LLC is the investment advisor of the Alpha Fund.

Table of Contents - Prospectus (Alpha Hedged, Long/Short, Managed Futures)

Portfolio Managers:  The Alpha Fund is managed by the follwoing co-portfolio managers.

Portfolio Managers	Years of Service with the Fund	Primary Title
Michael P. Hennen, CFA	3.5	Director, Portfolio Management
Robert Murphy, CFA, FRM, CAIA	3.5	Chief Investment Officer

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Alpha Fund shares on any business day by written request via mail (Hatteras Alpha Hedged Strategies Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by telephone at 1-877-569-2382, or through a financial intermediary.  You may also purchase and redeem Fund shares by wire transfer.  Investors who wish to purchase, exchange or redeem Fund shares through a financial intermediary should contact the financial intermediary directly.  The minimum initial and subsequent investment amounts are shown below.

Type of Account	To Open Your Account	To Add to Your Account
No Load, Class A, Class C
Regular	$1,000	$250
Retirement Accounts	$1,000	$250
Automatic Investment Plan	$1,000	$100
Institutional Class	$1 million	None

Tax Information
The Alpha Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.  Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Alpha Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Advisor may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Table of Contents - Prospectus (Alpha Hedged, Long/Short, Managed Futures)

HATTERAS LONG / SHORT EQUITY FUND (the “Long/Short Equity Fund”)

Investment Objective
The Hatteras Long/Short Equity Fund seeks to achieve consistent returns with moderate correlation to traditional U.S. equities market indices and lower volatility of monthly returns over a market cycle.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Long/Short Equity Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund’s Class A shares.  More information about these and other discounts is available from your financial professional and in the “How to Purchase Shares” section on page 68 of the Fund’s Prospectus and the “Purchase, Redemption and Pricing of Shares” section on page 50 of the Fund’s SAI.

Shareholder Fees (fees paid directly from your investment)	Class A	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less)	1.00%(1)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

		Class A		Institutional Class

Management Fees		None		None
Distribution and Service (Rule 12b-1) Fees		0.25%		None
Other Expenses		1.84%		1.59%
Operating Services Fee	0.84%		0.59%
Interest Expense and Dividends on Short Positions of Underlying Investments	1.00%		1.00%
Acquired Fund Fees and Expenses		1.97%		1.97%
Total Annual Fund Operating Expenses		4.06%		3.56%
Less: Fee Waivers and Expense Reimbursements		-0.07%		-0.07%
Net Annual Fund Operating Expenses(2)		3.99%		3.49%
(1)	Purchases of $1 million and more held less than 18 months may be subject to a contingent deferred sales charge of up to 1.00%.
(2)
The net fees and expenses of the Fund (which exclude brokerage commissions and portfolio trading transfer tax, interest on Fund borrowings, dividends and interest paid on short sales, taxes, acquired fund fees and expenses associated with investments in non-affiliated investment companies, litigation and other extraordinary expenses) do not exceed 2.49% and 2.99% of average daily net assets for the Institutional Class shares and Class A shares, respectively (the “Expense Caps”).  The Advisor has contractually agreed to waive all or a portion of its operating services fees and/or pay expenses of the Fund to ensure that its Net Annual Fund Operating Expenses do not exceed the Expense Caps.  The Expense Caps will remain in effect through at least April 30, 2014, and may be terminated only by the Trust’s Board of Trustees.

Table of Contents - Prospectus (Alpha Hedged, Long/Short, Managed Futures)

Example
This Example is intended to help you compare the cost of investing in the Long/Short Equity Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Caps only in the first year).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$857	$1,646	$2,449	$4,525
Institutional Class	$352	$1,085	$1,839	$3,823

Portfolio Turnover
The Long/Short Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal period, the Fund’s portfolio turnover rate was 22% of the average value of its portfolio.

Principal Investment Strategies
As a mutual fund of funds, the Hatteras Long/Short Equity Fund pursues its investment objective by investing primarily in an affiliated Long/Short Equity portfolio (the “Underlying Funds”).  The Fund invests its assets in the Underlying Funds consistent with its objective of achieving returns consistent with the broad U.S. equities market with moderate correlation to traditional U.S. equities market indices and lower volatility of monthly returns over a market cycle.  The Fund may also invest in other non-affiliated investment companies primarily including exchange-traded funds (“ETFs”) (collectively, with the Underlying Funds, the “Underlying Investments”).  Such Underlying Investments will primarily be long/short funds and/or short only funds.

The Long/Short Equity Fund is classified as diversified.  The Fund seeks to achieve its investment objective by allocating its assets across various investment styles through investment in one or more of the Underlying Investments. The Fund’s strategy to achieve its objective is to invest, indirectly through its investment in one or more of the Underlying Investments, at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity-related securities that afford strategic and tactical opportunities to employ long and/or short strategies.

Table of Contents - Prospectus (Alpha Hedged, Long/Short, Managed Futures)

Other than assets temporarily invested for defensive purposes, the Long/Short Equity Fund’s assets will be invested in one or more of the Underlying Investments and not directly in equity or derivative securities.  The investment policies and restrictions with regard to investments and the associated risks set forth below and throughout this Prospectus are those of the Underlying Investments and are applicable to the Fund as a result of the Fund’s investment in the Underlying Investments.  The Fund’s performance and ability to achieve its objective relies on that of the Underlying Investments in which it invests.

The Long/Short Equity Fund has no policy with respect to the capitalization of issuers in which it may invest and thus may invest in securities of all market capitalizations (small, mid and large capitalization companies).  Equity and equity-related securities may include common and preferred stock, options and futures contracts, privately negotiated options, and shares of investment companies.

The Long/Short Equity Fund, through its investment in the Underlying Investments, may invest in foreign securities (including those from developing countries), depositary receipts relating to foreign securities and may enter into equity, interest rate, index and currency rate swap agreements.  Derivative instruments in which the Fund may invest through its investment in the Underlying Investments include options, futures and swaps.  The Fund, indirectly through its investment in the Underlying Investments, invests in these types of instruments to both reduce risk through hedging, or to take market risk.  Through its investment in the Underlying Investments, the Fund may invest a substantial portion of its assets in securities that are not publicly traded, but that are eligible for purchase and sale by certain qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended, as well as other restricted securities.  While the Fund may invest a substantial portion of its assets in restricted securities, it may not invest more than 15% of its net assets in illiquid securities.  The Underlying Investments may also invest up to 100% of their assets in shares of other investment companies that invest in the types of securities mentioned above, including shares of other ETFs.

The Advisor seeks to utilize Underlying Investments that employ various investment strategies whose performance is not correlated with major financial market indices.  The Advisor believes that the use of such Underlying Investments may mitigate losses in generally declining markets because the Long/Short Equity Fund will be invested in one or more Underlying Investments utilizing non-correlated strategies.  However, there can be no assurance that losses will be avoided.  Investment strategies that have historically been non-correlated or demonstrated low correlations to one another or to major world financial market indices may become correlated at certain times, such as during a liquidity crisis in global financial markets.  During such periods, certain hedging strategies may cease to function as anticipated.  A brief description of the major investment strategies to be employed by the Underlying Investments is included below.

Table of Contents - Prospectus (Alpha Hedged, Long/Short, Managed Futures)

•
Long/Short Equity - These strategies are designed to take long and short positions by trading in common stock and preferred stock of U.S. and foreign issuers in an attempt to achieve capital appreciation.  The Long/Short Equity Sub-Strategies include the following:

o	Long/Short Equity – Generalist. Long/Short Equity Generalist strategies maintain positions both long and short in primarily equity and equity derivative securities.

o
Long/Short Equity Sector Focused. Long/Short Equity Sector Focused strategies employ investment processes designed to identify opportunities in securities in specific niche areas of the market in which a manager maintains a level of expertise which exceeds that of a market generalist in identifying companies engaged in the production and procurement of inputs to industrial processes, and implicitly sensitive to the direction of price trends as determined by shifts in supply and demand factors, and implicitly sensitive to the direction of broader economic trends.

o
Long/Short Equity International. Long/Short Equity International strategies employ investment processes designed to identify opportunities in securities in specific niche areas of the global non-US market, in which a manager maintains a level of expertise which exceeds that of a market generalist in identifying companies engaged in the production and procurement of inputs to industrial processes, and implicitly sensitive to the direction of price trends as determined by shifts in supply and demand factors, and implicitly sensitive to the direction of broader economic trends.

o
Variable Biased Strategies.  Variable Biased strategies may vary the investment level or the level of long and/or short exposure over market cycles, but the primary distinguishing characteristic is that the manager seeks to drive performance through tactical adjustments to gross and net market exposures.

Principal Risks of Investing in the Fund
Losing all or a portion of your investment is a risk of investing in the Long/Short Equity Fund.  The following additional risks could affect the value of your investment:

•
Aggressive Investment Risks:  The Underlying Investments may employ investment strategies that involve greater risks than the strategies used by typical mutual funds, including short sales (which involve the risk of an unlimited increase in the market of the security sold short, which could result in a theoretically unlimited loss), leverage and derivative transactions. Although many of the Underlying Investments use hedged strategies, there is no assurance that hedged strategies will protect against losses or perform better than non-hedged strategies, and some Underlying Investments may use long only or short only strategies. The strategies employed by the Long/Short Equity Fund generally will emphasize hedged positions rather than non-hedged positions in securities and derivatives in an effort to protect against losses due to general movements in market prices; however, no assurance can be given that such hedging will be successful or that consistent returns will be achieved.

Table of Contents - Prospectus (Alpha Hedged, Long/Short, Managed Futures)

•
Arbitrage Trading Risks: The principal risk associated with the Underlying Investments’ arbitrage investment strategies is that the underlying relationships between securities in which the Underlying Investments take investment positions may change in an adverse manner, in which case the Underlying Investments may realize losses.

•
Short Sale/Put and Call Options Risks: The Underlying Investments may engage in various hedging practices, which entail substantial risks. For example, merger arbitrage strategies generally involve purchasing the shares of an announced acquisition target company at a discount to their expected value upon completion of the acquisition. If an acquisition is called off or otherwise not completed, each Underlying Investment may realize losses on the shares of the target company it acquired and on its short position in the acquirer’s securities. Also, options transactions involve special risks that may make it difficult or impossible to unwind a position when an Underlying Investment desires.

•
Shares of Other Investment Companies Risks: The Long/Short Equity Fund and the Underlying Investments may invest in or sell short shares of other investment companies, including ETFs as a means to pursue their investment objectives.  As a result of this policy, your cost of investing in the Fund will generally be higher than the cost of investing directly in the Underlying Investments.  You will indirectly bear fees and expenses charged by the Underlying Investments in addition to the Fund’s direct fees and expenses.  Furthermore, the use of this strategy could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.

•
Derivative Securities Risks: The Underlying Investments may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset, index, and interest rate or currency exchange rate. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Underlying Investments and therefore the Long/Short Equity Fund. The Underlying Investments could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which they are used to hedge or if the Underlying Investments are unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

Table of Contents - Prospectus (Alpha Hedged, Long/Short, Managed Futures)

•
Options and Futures Risks: The Underlying Investments may invest in options and futures contracts. The Underlying Investments also may invest in so-called “synthetic options” or other derivative instruments written by broker-dealers or other financial intermediaries. Options transactions may be effected on securities exchanges or in the over-the-counter market. When options are purchased over-the-counter, the Underlying Investments bear the risk that the counter-party that wrote the option will be unable or unwilling to perform its obligations under the option contract. Such options may also be illiquid, and in such cases, the Underlying Investments may have difficulty closing out their positions.

•
Smaller Capitalization Risks: The Underlying Investments may invest in securities without regard to market capitalization. Investments in securities of smaller companies may be subject to more abrupt or erratic market movements than larger, more established companies, because these securities typically are traded in lower volume and issuers are more typically subject to changes in earnings and future earnings prospects.

•
Swap Agreement Risks: The Underlying Investments may enter into equity, interest rate, index, credit default and currency rate swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns earned on specific assets, such as the return on, or increase in value of, a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index. A swap contract may not be assigned without the consent of the counter-party, and may result in losses in the event of a default or bankruptcy of the counter-party.

•
Foreign Securities Risks: The Underlying Investments may invest in foreign securities, foreign currency contracts and depositary receipts relating to foreign securities. Investments in foreign financial markets, including developing countries, present political, regulatory and economic risks which are significant and which may differ in kind and degree from the risks presented by investments in the U.S. financial markets. These may include changes in foreign currency exchange rates or controls, greater price volatility, differences in accounting standards and policies and in the type and nature of disclosures required to be provided by foreign issuers, substantially less liquidity, controls on foreign investment, and limitations on repatriation of invested capital. The exposure of the Underlying Investments to developing country financial markets may involve greater risk than a portfolio that invests only in developed country financial markets.

Table of Contents - Prospectus (Alpha Hedged, Long/Short, Managed Futures)

•
Illiquid Securities Risk:  Illiquid securities involve the risk that the securities will not be able to be sold at the time or prices desired by the Long/Short Equity Fund or the Underlying Investments. Illiquid securities are not readily marketable and may include some restricted securities that may be resold to qualified institutional buyers in private transactions but otherwise would not have a regular secondary trading market.

Performance
The following performance information indicates some of the risks of investing in the Long/Short Equity Fund.  The bar chart shows the Fund’s Institutional Class shares’ performance for one year and does not reflect deduction of sales charges.  If sales charges were included, the return figure would be lower. The table illustrates how the Fund’s Institutional Class and Class A shares average annual returns for 1 year and since inception compare with those of a broad measure of market performance.  The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.  Updated performance information is available on the Fund’s website at hatterasfunds.com/performance or by calling the Fund toll-free at 1-877-569-2382.

Table of Contents - Prospectus (Alpha Hedged, Long/Short, Managed Futures)

Calendar Year Total Returns
As of December 31, 2012

During the period of time shown in the bar chart, the Long/Short Equity Fund’s Institutional Class shares’ highest quarterly return was 4.26% for the quarter ended March 31, 2012, and the lowest quarterly return was -4.08% for the quarter ended June 30, 2012.

Average Annual Total Returns
For the Periods Ended December 31, 2012
	1 Year	Since Inception (5/2/2011)
Institutional Class Shares
Return Before Taxes	-0.67%	0.19%
Return After Taxes on Distributions	-0.98%	0.00%
Return After Taxes on Distributions and Sale of Fund Shares	-0.02%	0.16%
Class A Shares
Return Before Taxes	-5.84%	-3.11%
HFRX Equity Hedge Index (reflects no deduction for fees, expenses, or taxes)	4.81%	-7.19%

After–tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.  The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Management
Investment Advisor:  Hatteras Alternative Mutual Funds, LLC is the investment advisor of the Long/Short Equity Fund.

Table of Contents - Prospectus (Alpha Hedged, Long/Short, Managed Futures)

Portfolio Managers:  The Long/Short Equity Fund is managed by the following co-portfolio managers.

Portfolio Managers	Years of Service with the Fund	Primary Title
Michael P. Hennen, CFA	2	Director, Portfolio Management
Robert Murphy, CFA, FRM, CAIA	2	Chief Investment Officer

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Long/Short Equity Fund shares on any business day by written request via mail (Hatteras Long/Short Equity Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by telephone at 1-877-569-2382, or through a financial intermediary.  You may also purchase and redeem Fund shares by wire transfer.  Investors who wish to purchase, exchange or redeem Fund shares through a financial intermediary should contact the financial intermediary directly.  The minimum initial and subsequent investment amounts are shown below.

Type of Account	To Open Your Account	To Add to Your Account
Class A
Regular	$1,000	$250
Retirement Accounts	$1,000	$250
Automatic Investment Plan	$1,000	$100
Institutional Class	$1 million	None

Tax Information
The Long/Short Equity Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.  Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Long/Short Equity Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Advisor may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Table of Contents - Prospectus (Alpha Hedged, Long/Short, Managed Futures)

HATTERAS LONG / SHORT DEBT FUND (the “Long/Short Debt Fund”)

Investment Objective
The Hatteras Long/Short Debt Fund seeks to achieve total return through current income, capital preservation and capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Long/Short Debt Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund’s Class A shares.  More information about these and other discounts is available from your financial professional and in the “How to Purchase Shares” section on page 68 of the Fund’s Prospectus and the “Purchase, Redemption and Pricing of Shares” section on page 50 of the Fund’s SAI.

Shareholder Fees (fees paid directly from your investment)	Class A	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less)	1.00%(1)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
		Class A		Institutional Class

Management Fees		None		None
Distribution and Service (Rule 12b-1) Fees		0.25%		None
Other Expenses		1.39%		1.14%
Operating Services Fee	0.84%		0.59%
Interest Expenses and Dividends on Short Positions of Underlying Investments	0.55%		0.55%
Acquired Fund Fees and Expenses		1.95%		1.95%
Total Annual Fund Operating Expenses		3.59%		3.09%
Less: Fee Waivers and Expense Reimbursements		-0.05%		-0.05%
Net Annual Fund Operating Expenses(2)		3.54%		3.04%
(1)	Purchases of $1 million and more held less than 18 months may be subject to a contingent deferred sales charge of up to 1.00%.
(2)
The net fees and expenses of the Fund (which exclude brokerage commissions and portfolio trading transfer tax, interest on Fund borrowings, dividends and interest paid on short sales, taxes, acquired fund fees and expenses associated with investments in non-affiliated investment companies, litigation and other extraordinary expenses) do not exceed 2.49% and 2.99% of average daily net assets for the Institutional Class shares and Class A shares, respectively (the “Expense Caps”).  The Advisor has contractually agreed to waive all or a portion of its operating services fees and/or pay expenses of the Fund to ensure that its Net Annual Fund Operating Expenses do not exceed the Expense Caps.  The Expense Caps will remain in effect through at least April 30, 2014, and may be terminated only by the Trust’s Board of Trustees.

Table of Contents - Prospectus (Alpha Hedged, Long/Short, Managed Futures)

Example
This Example is intended to help you compare the cost of investing in the Long/Short Debt Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Caps only in the first year).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$815	$1,518	$2,242	$4,142
Institutional Class	$307	$949	$1,616	$3,398

Portfolio Turnover
The Long/Short Debt Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal period, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio.

Principal Investment Strategies
As a mutual fund of funds, the Hatteras Long/Short Debt Fund pursues its investment objective by investing primarily in an affiliated Long/Short Debt portfolio (the “Underlying Funds”).  The Fund invests its assets in the Underlying Funds consistent with its objective of achieving total return through current income, capital preservation and capital appreciation.  The Fund may also invest in other non-affiliated investment companies primarily including exchange-traded funds (“ETFs”) (collectively, with the Underlying Funds, the “Underlying Investments”).  Such Underlying Investments will primarily be long/short funds and/or short only funds.

The Long/Short Debt Fund is classified as diversified.  The Fund seeks to achieve its investment objective by allocating its assets across various investment styles through investment in one or more Underlying Investments.  The Fund’s strategy to achieve its objective is to invest, indirectly through its investment in one or more of the Underlying Investments, at least 80% of its net assets (plus any borrowings for investment purposes) in long/short strategies that utilize debt and debt-related securities that allow the Fund to focus on opportunities to take advantage of perceived discrepancies in the market prices of certain convertible bond, common stock, fixed income and derivative securities.  Debt-related securities primarily include, but are not limited to, derivatives linked to debt instruments, such as credit-default swaps.

Table of Contents - Prospectus (Alpha Hedged, Long/Short, Managed Futures)

Other than assets temporarily invested for defensive purposes, the Long/Short Debt Fund’s assets will be invested in one or more of the Underlying Investments and not directly in debt or derivative securities.  The investment policies and restrictions with regard to investments and the associated risks set forth below and throughout this Prospectus are those of the Underlying Investments and are applicable to the Fund as a result of the Fund’s investment in the Underlying Investments.  The Fund’s performance and ability to achieve its objective relies on that of the Underlying Investments in which it invests.

The Long/Short Debt Fund has no policy with respect to the rating or maturity of the debt securities in which it may invest and thus may invest in debt securities of varying qualities and maturities.  The Long/Short Debt Fund, through its investment in the Underlying Investments, may invest in foreign securities (including those from developing countries), depositary receipts relating to foreign securities and may enter into equity, interest rate, index and currency rate swap agreements.  Derivative instruments in which the Fund may invest through its investment in the Underlying Investments include options, futures and swaps.  The Fund, indirectly through its investment in the Underlying Investments, invests in these types of instruments to both reduce risk through hedging, or to take market risk.  Through its investment in the Underlying Investments, the Fund may invest a substantial portion of its assets in securities that are not publicly traded, but that are eligible for purchase and sale by certain qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended, as well as other restricted securities.  While the Fund may invest a substantial portion of its assets in restricted securities, it may not invest more than 15% of its net assets in illiquid securities.  The Underlying Investments may also invest up to 100% of their assets in shares of other investment companies that invest in the types of securities mentioned above, including shares of other ETFs.

The Advisor seeks to utilize Underlying Investments that employ various investment strategies whose performance is not correlated with major financial market indices.  The Advisor believes that the use of such Underlying Investments may mitigate losses in generally declining markets because the Long/Short Debt Fund will be invested in one or more Underlying Investments utilizing non-correlated strategies.  However, there can be no assurance that losses will be avoided.  Investment strategies that have historically been non-correlated or demonstrated low correlations to one another or to major world financial market indices may become correlated at certain times, such as during a liquidity crisis in global financial markets.  During such periods, certain hedging strategies may cease to function as anticipated.  Brief descriptions of the major investment strategies to be employed by one or more of the Underlying Investments are included in the list below.

Table of Contents - Prospectus (Alpha Hedged, Long/Short, Managed Futures)

•
Relative Value – Long/Short Debt - These strategies are designed to take advantage of perceived discrepancies in the market prices of certain fixed income securities, certain convertible bond, common stock, and derivative securities and attempts to achieve total return through current income, capital preservation and capital appreciation.  These strategies are based on credit assessments of individual issues and sectors and are effectuated by expressing views on specific credits by taking long and/or short positions in cash debt and debt-related securities, which may include corporate debt, sovereign debt, credit derivatives, common and preferred stock, options and futures contracts, privately negotiated options, shares of investment companies, bonds, credit derivatives and other financial instruments.  The Relative Value – Long/Short Debt Sub-Strategies may include the following strategies utilizing long/short funds and/or short only funds:

o
Multi-Strategy / Relative Value. The Underlying Investments may employ long and/or short strategies designed to take advantage of an investment thesis which is predicated on realization of a spread between related yield instruments in which one or multiple components of the spread contains a fixed income, derivative, equity, real estate, MLP or combination of these or other instruments.

o
Credit Arbitrage. The Underlying Investments may employ long and/or short strategies designed to isolate attractive opportunities in corporate fixed income securities; these include both senior and subordinated claims as well as bank debt and other outstanding obligations, structuring positions with little or no broad credit market exposure.

o
Fixed Income – Corporate. The Underlying Investments may employ long and/or short strategies designed to take advantage of an investment thesis which is predicated on the realization of a spread between related instruments in which one or multiple components of the spread is a corporate fixed income instrument.

o
Fixed Income – Sovereign. The Underlying Investments may employ long and/or short strategies designed to take advantage of an investment thesis which is predicated on the realization of a spread between related instruments in which one or multiple components of the spread is a sovereign fixed income instrument.

Table of Contents - Prospectus (Alpha Hedged, Long/Short, Managed Futures)

o
Fixed Income and High Yield (High-Risk) Investment Strategies. The Underlying Investments may employ long and/or short strategies designed to take advantage of deeply discounted debt securities of companies that appear to have significant upside potential.  The Underlying Investments may invest in debt securities that fall below investment grade debt — commonly “junk bonds.”

Principal Risks of Investing in the Fund
Losing all or a portion of your investment is a risk of investing in the Long/Short Debt Fund.  The following additional risks could affect the value of your investment:

•
Aggressive Investment Risks:  The Underlying Investments may employ investment strategies that involve greater risks than the strategies used by typical mutual funds, including short sales (which involve the risk of an unlimited increase in the market of the security sold short, which could result in a theoretically unlimited loss), leverage and derivative transactions. Although many of the Underlying Investments use hedged strategies, there is no assurance that hedged strategies will protect against losses or perform better than non-hedged strategies, and some Underlying Investments may use long only or short only strategies. The strategies employed by the Long/Short Debt Fund generally will emphasize hedged positions rather than non-hedged positions in securities and derivatives in an effort to protect against losses due to general movements in market prices; however, no assurance can be given that such hedging will be successful or that consistent returns will be achieved.

•
Arbitrage Trading Risks: The principal risk associated with the Underlying Investments’ arbitrage investment strategies is that the underlying relationships between securities in which the Underlying Investments take investment positions may change in an adverse manner, in which case the Underlying Investments may realize losses.

•
Short Sale/Put and Call Options Risks: The Underlying Investments may engage in various hedging practices, which entail substantial risks. For example, merger arbitrage strategies generally involve purchasing the shares of an announced acquisition target company at a discount to their expected value upon completion of the acquisition. If an acquisition is called off or otherwise not completed, each Underlying Investment may realize losses on the shares of the target company it acquired and on its short position in the acquirer’s securities. Also, options transactions involve special risks that may make it difficult or impossible to unwind a position when an Underlying Investment desires.

•
Fixed Income Securities Risk.  Interest rates may go up resulting in a decrease in the value of the fixed income securities held by the Underlying Investments.  Credit risk is the risk that an issuer will not make timely payments of principal and interest.  There is also the risk that an issuer may “call,” or repay, its high yielding bonds before their maturity dates.  Fixed income securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment.  Limited trading opportunities for certain fixed income securities may make it more difficult to sell or buy a security at a favorable price or time.

Table of Contents - Prospectus (Alpha Hedged, Long/Short, Managed Futures)

•
High-Yield Securities Risk. Fixed income securities that are rated below investment grade (i.e., “junk bonds”) are subject to additional risk factors such as increased possibility of default liquidation of the security, and changes in value based on public perception of the issuer.

•
Shares of Other Investment Companies Risks: The Long/Short Debt Fund and the Underlying Investments may invest in or sell short shares of other investment companies, including ETFs as a means to pursue their investment objectives.  As a result of this policy, your cost of investing in the Fund will generally be higher than the cost of investing directly in the Underlying Investments.  You will indirectly bear fees and expenses charged by the Underlying Investments in addition to the Fund’s direct fees and expenses.  Furthermore, the use of this strategy could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.

•
Derivative Securities Risks: The Underlying Investments may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset, index, and interest rate or currency exchange rate. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Underlying Investments and therefore the Long/Short Debt Fund. The Underlying Investments could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which they are used to hedge or if the Underlying Investments are unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

•
Options and Futures Risks: The Underlying Investments may invest in options and futures contracts. The Underlying Investments also may invest in so-called “synthetic options” or other derivative instruments written by broker-dealers or other financial intermediaries. Options transactions may be effected on securities exchanges or in the over-the-counter market. When options are purchased over-the-counter, the Underlying Investments bear the risk that the counter-party that wrote the option will be unable or unwilling to perform its obligations under the option contract. Such options may also be illiquid, and in such cases, the Underlying Investments may have difficulty closing out their positions.

Table of Contents - Prospectus (Alpha Hedged, Long/Short, Managed Futures)

•
Smaller Capitalization Risks: The Underlying Investments may invest in securities without regard to market capitalization. Investments in securities of smaller companies may be subject to more abrupt or erratic market movements than larger, more established companies, because these securities typically are traded in lower volume and issuers are more typically subject to changes in earnings and future earnings prospects.

•
Swap Agreement Risks: The Underlying Investments may enter into equity, interest rate, index, credit default and currency rate swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns earned on specific assets, such as the return on, or increase in value of, a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index. A swap contract may not be assigned without the consent of the counter-party, and may result in losses in the event of a default or bankruptcy of the counter-party.

•
Foreign Securities Risks: The Underlying Investments may invest in foreign securities, foreign currency contracts and depositary receipts relating to foreign securities. Investments in foreign financial markets, including developing countries, present political, regulatory and economic risks which are significant and which may differ in kind and degree from the risks presented by investments in the U.S. financial markets. These may include changes in foreign currency exchange rates or controls, greater price volatility, differences in accounting standards and policies and in the type and nature of disclosures required to be provided by foreign issuers, substantially less liquidity, controls on foreign investment, and limitations on repatriation of invested capital. The exposure of the Underlying Investments to developing country financial markets may involve greater risk than a portfolio that invests only in developed country financial markets.

•
Illiquid Securities Risk:  Illiquid securities involve the risk that the securities will not be able to be sold at the time or prices desired by the Long/Short Debt Fund or the Underlying Investments. Illiquid securities are not readily marketable and may include some restricted securities that may be resold to qualified institutional buyers in private transactions but otherwise would not have a regular secondary trading market.

Table of Contents - Prospectus (Alpha Hedged, Long/Short, Managed Futures)

Performance
The following performance information indicates some of the risks of investing in the Long/Short Debt Fund. The bar chart shows the Fund’s Institutional Class shares’ performance for one year and does not reflect deduction of sales charges.  If sales charges were included, the return figure would be lower. The table illustrates how the Fund’s Institutional Class and Class A shares average annual returns for 1 year and since inception compare with those of a broad measure of market performance.  The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.  Updated performance information is available on the Fund’s website at hatterasfunds.com/performance or by calling the Fund toll-free at 1-877-569-2382.

Calendar Year Total Returns
As of December 31, 2012

During the period of time shown in the bar chart, the Long/Short Debt Fund’s Institutional Class shares’ highest quarterly return was 4.04% for the quarter ended March 31, 2012, and the lowest quarterly return was -0.80% for the quarter ended June 30, 2012.

Average Annual Total Returns
For the Periods Ended December 31, 2012
	1 Year	Since Inception (5/2/2011)
Institutional Shares
Return Before Taxes	5.79%	1.25%
Return After Taxes on Distributions	4.19%	0.33%
Return After Taxes on Distributions and Sale of Fund Shares	4.45%	0.71%
Class A Shares
Return Before Taxes	0.14%	-2.16%
HFRX RV: FI – Corporate Index* (reflects no deduction for fees, expenses, or taxes)	9.47%	4.06%

* HFRX RV:FI – Corporate Index since inception annualized return data is only available for monthly periods.  The since inception annualized return begins on 4/30/2011.

Table of Contents - Prospectus (Alpha Hedged, Long/Short, Managed Futures)

After–tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.  The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Management
Investment Advisor:  Hatteras Alternative Mutual Funds, LLC is the investment advisor of the Long/Short Debt Fund.

Portfolio Managers:  The Long/Short Debt Fund is managed by the following co-portfolio managers.

Portfolio Managers	Years of Service with the Fund	Primary Title
Michael P. Hennen, CFA	2	Director, Portfolio Management
Robert Murphy, CFA, FRM, CAIA	2	Chief Investment Officer

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Long/Short Debt Fund shares on any business day by written request via mail (Hatteras Long/Short Debt Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by telephone at 1-877-569-2382, or through a financial intermediary.  You may also purchase and redeem Fund shares by wire transfer.  Investors who wish to purchase, exchange or redeem Fund shares through a financial intermediary should contact the financial intermediary directly.  The minimum initial and subsequent investment amounts are shown below.

Type of Account	To Open Your Account	To Add to Your Account
Class A
Regular	$1,000	$250
Retirement Accounts	$1,000	$250
Automatic Investment Plan	$1,000	$100
Institutional Class	$1 million	None

Tax Information
The Long/Short Debt Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.  Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Table of Contents - Prospectus (Alpha Hedged, Long/Short, Managed Futures)

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Long/Short Debt Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Advisor may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Table of Contents - Prospectus (Alpha Hedged, Long/Short, Managed Futures)

HATTERAS MANAGED FUTURES STRATEGIES FUND (the “Managed Futures Fund”)

Investment Objective
The Hatteras Managed Futures Strategies Fund seeks to achieve positive returns in both rising and falling equity markets with an annualized level of volatility that is generally lower than the historic level of volatility experienced by traditional equity markets.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Managed Futures Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund’s Class A shares.  More information about these and other discounts is available from your financial professional and in the “How to Purchase Shares” section on page 68 of the Fund’s Prospectus and the “Purchase, Redemption and Pricing of Shares” section on page 50 of the Fund’s SAI.

Shareholder Fees (fees paid directly from your investment)	Class A	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less)	1.00%(1)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

		Class A		Institutional Class

Management Fees		None		None
Distribution and Service (Rule 12b-1) Fees		0.25%		None
Other Expenses (2)		0.90%		0.65%
Operating Services Fee	0.84%		0.59%
Interest Expenses and Dividends on Short Positions of Underlying Investments	0.06%		0.06%
Acquired Fund Fees and Expenses (2)		1.95%		1.95%
Total Annual Fund Operating Expenses		3.10%		2.60%
Less: Fee Waivers and Expense Reimbursements		-0.05%		-0.05%
Net Annual Fund Operating Expenses(3)		3.05%		2.55%
(1)	Purchases of $1 million and more held less than 18 months may be subject to a contingent deferred sales charge of up to 1.00%.
(2)	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

Table of Contents - Prospectus (Alpha Hedged, Long/Short, Managed Futures)

(3)
The net fees and expenses of the Fund (which exclude brokerage commissions and portfolio trading transfer tax, interest on Fund borrowings, dividends and interest paid on short sales, taxes, acquired fund fees and expenses associated with investments in non-affiliated investment companies, litigation and other extraordinary expenses) do not exceed 2.49% and 2.99% of average daily net assets for the Institutional Class shares and Class A shares, respectively (the “Expense Caps”).  The Advisor has contractually agreed to waive all or a portion of its operating services fees and/or pay expenses of the Fund to ensure that its Net Annual Fund Operating Expenses do not exceed the Expense Caps.  The Expense Caps will remain in effect through at least April 30, 2014, and may be terminated only by the Trust’s Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in the Managed Futures Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Caps only in the first year).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years
Class A	$768	$1,382
Institutional Class	$258	$804

Portfolio Turnover
The Managed Futures Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal period of September 27, 2012 through December 31, 2012, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategies
As a mutual fund of funds, the Hatteras Managed Futures Strategies Fund pursues its investment objective by investing primarily in an affiliated Managed Futures Strategies portfolio (the “Underlying Fund”).  The Fund invests its assets in the Underlying Fund consistent with its objective of achieving returns consistent with the broad U.S. equities market with moderate correlation to traditional U.S. equities market indices and lower volatility of monthly returns over a market cycle.  The Fund may also invest in other non-affiliated investment companies primarily including exchange-traded funds (“ETFs”) (collectively, with the Underlying Fund, the “Underlying Investments”).  Such Underlying Investments will primarily be managed futures funds.

The Managed Futures Fund is classified as diversified.  The Fund seeks to achieve its investment objective by allocating its assets across various investment styles through investment in one or more of the Underlying Investments. The Fund’s strategy to achieve its objective is to invest, indirectly through its investment in one or more of the Underlying Investments, in the commodities and financial futures markets, as well as the fixed-income securities market.

Table of Contents - Prospectus (Alpha Hedged, Long/Short, Managed Futures)

Other than assets temporarily invested for defensive purposes, the Managed Futures Fund’s assets will be invested in one or more of the Underlying Investments and not directly in the commodities and financial futures markets, or the fixed-income securities market.  The investment policies and restrictions with regard to investments and the associated risks set forth below and throughout this Prospectus are those of the Underlying Investments and are applicable to the Fund as a result of the Fund’s investment in the Underlying Investments.  The Fund’s performance and ability to achieve its objective relies on that of the Underlying Investments in which it invests.

The Managed Futures Fund has no policy with respect to the rating or maturity of the debt securities in which it may invest and thus may invest in debt securities of varying qualities and maturities, including bonds commonly referred to as “junk bonds”.  Derivative instruments in which the Fund may invest through its investment in the Underlying Investments include options, futures and swaps.  The Fund, indirectly through its investment in the Underlying Investments, invests in these types of instruments primarily to gain exposure to the commodities market, but also to reduce risk through hedging, or to take market risk.  The Fund may not invest more than 15% of its net assets in illiquid securities.  The Underlying Investments may also invest up to 100% of their assets in shares of other investment companies that invest in the types of securities mentioned above, including shares of ETFs.

The Advisor seeks to utilize Underlying Investments that employ various investment strategies whose performance is not correlated with major financial market indices.  The Advisor believes that the use of such Underlying Investments may mitigate losses in generally declining markets because the Managed Futures Fund will be invested in one or more Underlying Investments utilizing non-correlated strategies.  However, there can be no assurance that losses will be avoided.  Investment strategies that have historically been non-correlated or demonstrated low correlations to one another or to major world financial market indices may become correlated at certain times, such as during a liquidity crisis in global financial markets.  During such periods, certain hedging strategies may cease to function as anticipated.  A brief description of the managed futures investment strategy to be employed by the Underlying Investments, including the fixed-income component of the strategy, is included below.

•	Managed Futures

o
Managed Futures – Discretionary. The Underlying Investments may employ discretionary strategies that are primarily reliant on the evaluation of market data, relationships and influences, as interpreted by an individual or group of individuals who make decisions on portfolio positions.  Positions may be traded actively in developed and emerging markets, focusing on both absolute and relative levels on equity markets, interest rates/fixed income markets, currency and commodity markets and frequently employing spread trades to isolate a differential between instruments identified by the trading advisor to be inconsistent with expected value.

Table of Contents - Prospectus (Alpha Hedged, Long/Short, Managed Futures)

o
Managed Futures – Systematic. The Underlying Investments may employ systematic strategies that implement processes typically as a function of mathematical, algorithmic and technical models, with little or no influence of individuals over the portfolio positioning. These strategies employ an investment process designed to identify opportunities in markets exhibiting trending or momentum characteristics across individual instruments or asset classes.

•
Fixed Income. The fixed income component of the managed futures strategy invests the Managed Futures Fund’s assets primarily in investment grade fixed income securities (of all durations and maturities) and ETFs in order to generate interest income and capital appreciation, which may add diversification to the returns generated by the Fund’s managed futures portfolio. The fixed income sub-strategy may also include investments in exchange-traded notes (“ETNs”).

Principal Risks of Investing in the Fund
Losing all or a portion of your investment is a risk of investing in the Managed Futures Fund.  The following additional risks could affect the value of your investment:

•
Aggressive Investment Risks:  The Underlying Investments may employ investment strategies that involve greater risks than the strategies used by typical mutual funds, including short sales (which involve the risk of an unlimited increase in the market of the security sold short, which could result in a theoretically unlimited loss), leverage and derivative transactions. Although many of the Underlying Investments use hedged strategies, there is no assurance that hedged strategies will protect against losses or perform better than non-hedged strategies, and some Underlying Investments may use long only or short only strategies. The strategies employed by the Managed Futures Fund generally will emphasize hedged positions rather than non-hedged positions in securities and derivatives in an effort to protect against losses due to general movements in market prices; however, no assurance can be given that such hedging will be successful or that consistent returns will be achieved.

•
Managed Futures Strategy/Commodities Risks. Exposure to the commodities markets through investment in managed futures programs may subject the Managed Futures Fund to greater volatility than investments in traditional securities. Prices of commodities and related contracts may fluctuate significantly over short periods for a variety of reasons, including changes in interest rates, supply and demand relationships and balances of payments and trade; weather and natural disasters; governmental, agricultural, trade, fiscal, monetary and exchange control programs and policies; acts of terrorism, tariffs and U.S. and international economic, political, military and regulatory developments.

Table of Contents - Prospectus (Alpha Hedged, Long/Short, Managed Futures)

Additionally, the Trust has not requested or received a private letter ruling from the Internal Revenue Service (“IRS”) to the effect that subpart F income derived by the Managed Futures Strategies Portfolio of the Underlying Funds Trust from its investment in the subsidiary will constitute qualifying income for the Underlying Funds Trust under Internal Revenue Code section 851(b)(2).  The IRS has granted private letter rulings to 43 regulated investment companies utilizing similar structures.  However, in late July 2011, the IRS indicated that the granting of these private letter rulings is currently suspended pending the issuance of further guidance on the subject by the IRS.  Private letter rulings are binding on the IRS only with respect to the particular taxpayers who obtained the rulings.  Therefore, the Fund and the Underlying Funds Trust are relying instead upon an opinion of counsel that subpart F income derived by the Managed Futures Strategies Portfolio of the Underlying Funds Trust from its investment in the subsidiary should constitute qualifying income for the Underlying Funds Trust under Internal Revenue Code section 851(b)(2).  If the IRS ultimately changes its position regarding the treatment of such income, the Managed Futures Strategies Portfolio of the Underlying Funds Trust will likely need to significantly change its investment strategies, which could adversely affect the Fund.  The Fund will assess available options if and when such occasion arises.

Also note that as a result of the new regulations recently adopted by the CFTC, the Advisor has registered as a commodity pool operator with respect to the Managed Futures Fund.  Until the CFTC’s proposed harmonization rules with respect to registered investment companies are finalized and take effect, the Advisor is not subject to the CFTC’s recordkeeping, reporting and disclosure requirements with respect to the Fund. It is unclear in what form the final harmonization rules will be adopted and the impact they will have on the Fund. While compliance with such rules may increase the Fund’s expenses, the Advisor does not expect that such compliance will materially adversely affect the ability of the Fund to achieve its objective.

•
Shares of Other Investment Companies Risks: The Managed Futures Fund and the Underlying Investments may invest in or sell short shares of other investment companies, including ETFs, as a means to pursue their investment objectives.  As a result of this policy, your cost of investing in the Fund will generally be higher than the cost of investing directly in the Underlying Investments.  You will indirectly bear fees and expenses charged by the Underlying Investments in addition to the Fund’s direct fees and expenses.  Furthermore, the use of this strategy could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.

Table of Contents - Prospectus (Alpha Hedged, Long/Short, Managed Futures)

•
Derivative Securities Risks: The Underlying Investments may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset, index, and interest rate or currency exchange rate. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Underlying Investments and therefore the Managed Futures Fund. The Underlying Investments could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which they are used to hedge or if the Underlying Investments are unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

•
Options and Futures Risks: The Underlying Investments may invest in options and futures contracts. The Underlying Investments also may invest in so-called “synthetic options” or other derivative instruments written by broker-dealers or other financial intermediaries. Options transactions may be effected on securities exchanges or in the over-the-counter market. When options are purchased over-the-counter, the Underlying Investments bear the risk that the counter-party that wrote the option will be unable or unwilling to perform its obligations under the option contract. Such options may also be illiquid, and in such cases, the Underlying Investments may have difficulty closing out their positions.

•
Fixed Income Securities Risk.  Interest rates may go up resulting in a decrease in the value of the fixed income securities held by the Underlying Investments.  Credit risk is the risk that an issuer will not make timely payments of principal and interest.  There is also the risk that an issuer may “call,” or repay, its high yielding bonds before their maturity dates.  Fixed income securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment.  Limited trading opportunities for certain fixed income securities may make it more difficult to sell or buy a security at a favorable price or time.

•
Swap Agreement Risks: The Underlying Investments may enter into equity, interest rate, index, commodity, credit default and currency rate swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns earned on specific assets, such as the return on, or increase in value of, a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index. A swap contract may not be assigned without the consent of the counter-party, and may result in losses in the event of a default or bankruptcy of the counter-party.

Table of Contents - Prospectus (Alpha Hedged, Long/Short, Managed Futures)

•
High Portfolio Turnover Rate Risk: The Underlying Investments’ and the Managed Futures Fund’s investment strategy may result in high turnover rates.  In addition, the Underlying Investments’ and the Fund’s portfolio turnover rate may increase in response to meeting liquidity needs or increased market volatility, or both.  A high portfolio turnover rate may increase the Underlying Investments’ and respectively, the Fund’s short-term capital appreciation and increase brokerage commission costs. To the extent that the Underlying Investments and the Fund experience an increase in brokerage commissions due to a higher turnover rate, the performance of the Underlying Investments and respectively, the Fund, could be negatively impacted by the increased expenses incurred by the Underlying Investments and respectively, the Fund.  Rapid portfolio turnover also exposes shareholders to a higher current realization of capital gains and this could cause you to pay higher taxes.

•
Industry Concentration Risks. The Managed Futures Fund, through it investment in the Underlying Investments, concentrates its investments in the commodity futures markets, which have historically experienced substantial price volatility. This concentration subjects the Fund to greater risk of loss as a result of adverse economic, business or other developments than if the Underlying Investments were diversified across different sectors and markets.  The Fund may also have significant exposure to instruments (such as structured notes) issued by companies in the financial services sectors (which includes the banking, brokerage and insurance industries).

Performance
When the Managed Futures Fund has been in operation for a full calendar year, performance information will be shown here.  Updated performance information is available on the Fund’s website at www.hatterasmutualfunds.com or by calling the Fund toll-free at 1-877-569-2382.

Management
Investment Advisor:  Hatteras Alternative Mutual Funds, LLC is the investment advisor of the Fund.

Table of Contents - Prospectus (Alpha Hedged, Long/Short, Managed Futures)

Portfolio Managers:  The Fund is managed by the following co-portfolio managers.

Portfolio Managers	Years of Service with the Fund	Primary Title
Michael P. Hennen, CFA	Since Inception	Director, Portfolio Management
Robert Murphy, CFA, FRM, CAIA	Since Inception	Chief Investment Officer

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Managed Futures Fund shares on any business day by written request via mail (Hatteras Managed Futures Strategies Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by telephone at 1-877-569-2382, or through a financial intermediary.  You may also purchase and redeem Fund shares by wire transfer.  Investors who wish to purchase, exchange or redeem Fund shares through a financial intermediary should contact the financial intermediary directly.  The minimum initial and subsequent investment amounts are shown below.

Type of Account	To Open Your Account	To Add to Your Account
Class A
Regular	$1,000	$250
Retirement Accounts	$1,000	$250
Automatic Investment Plan	$1,000	$100
Institutional Class	$1 million	None

Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.  Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the Advisor may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Table of Contents - Prospectus (Alpha Hedged, Long/Short, Managed Futures)

INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES, POLICIES AND RELATED RISKS

This Prospectus has information you should know before investing.  Please read it carefully and keep it with your investment records.

Investment Advisor
Hatteras Alternative Mutual Funds, LLC

Investment Sub-Advisors to Underlying Funds
Chartwell Investment Partners	Phineus Partners L.P.
Coe Capital Management, LLC	Raven Rock Capital, LLC
FrontFour Capital Group, LLC	Smith Breeden Associates, Inc.
GAMCO Asset Management, Inc.	Sound Point Capital Management, L.P.
Inflection Partners, LLC	SW Asset Management, LLC
ISF Management LLC	Tamarack Capital Management, LLC
KeyPoint Capital Management, LLC	Tiburon Capital Management, LLC
Meehan Combs, LP	TWIN Capital Management, Inc.
Nicholas Investment Partners, L.P.	White Oak Global Advisors, LLC
OMT Capital Management, LLC

Trading Advisors
2100 Xenon Group, LLC
Dominion Capital Management Institutional Advisors, Inc.
Northfield Trading LP
Revolution Capital Management, LLC

The Trust has obtained an exemptive order from the Securities and Exchange Commission (“SEC”) that permits the Advisor, subject to certain conditions (including a no-action letter relating to the exemptive order) and approval by the Trust’s Board of Trustees, to change sub-advisors engaged by the Advisor to conduct the investment programs of the Alpha Fund without shareholder approval.

Table of Contents - Prospectus (Alpha Hedged, Long/Short, Managed Futures)

Hatteras Alpha Hedged Strategies Fund

Investment Objective
The Alpha Fund seeks to achieve consistent returns with low correlation to traditional financial market indices while maintaining a high correlation to the HFRI Fund of Funds Composite Index. The Fund’s investment objective may be changed without shareholder approval.  The Fund will provide shareholders with 60 days’ notice before changing its investment objective.  As with any mutual fund, there can be no guarantee that the investment objective of the Fund will be achieved.

Principal Investment Strategies and Policies
To achieve its investment objective, the Alpha Fund, under normal market conditions, will primarily invest its total assets in securities that afford strategic and tactical opportunities to employ relative value and arbitrage-trading strategies in a variety of publicly traded securities.  The securities held by the Fund may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies.  The Fund seeks to achieve its objective by allocating its assets among a professionally selected group of Underlying Investments that employ a variety of investment techniques and strategies. By allocating its assets among a number of Underlying Investments, the Fund seeks to achieve its investment objective with less risk and lower volatility than if the Fund utilized a single manager or single strategy approach. The Advisor believes that allocating among dissimilar investment styles that utilize different trading strategies and securities provides greater diversification against any market or sector-related event volatility.  Such a non-correlative approach among styles is expected to mitigate near-term volatility, as volatility in one sector or style may be offset by lack of volatility or volatility in the opposite direction in another sector or style.
As a fund of funds, the Alpha Fund seeks to achieve its investment objective by investing in other affiliated mutual funds and non-affiliated investment companies, the Underlying Investments.  The Fund is classified as diversified and, therefore, is required to maintain, as to 75% of its assets, 5% or less of its assets in any single issuer, excluding U.S. Government securities and securities of other investment companies.

The Advisor seeks to utilize Underlying Investments that employ various investment strategies whose performance is not correlated with major financial market indices.  Although the Advisor believes that the use of different trading strategies and securities provides greater diversification that may mitigate losses in generally declining markets, there can be no assurance that losses will be avoided.  Investment strategies that have historically been non-correlated or demonstrated low correlation to one another or to major world financial market indices may become correlated at certain times, such as during a liquidity crisis in global financial markets.  During such periods, certain hedging strategies may cease to function as anticipated.  The major investment strategies to be employed include:

Table of Contents - Prospectus (Alpha Hedged, Long/Short, Managed Futures)

•	Long/Short Equity

•	Market Neutral

•	Relative Value – Long/Short Debt

•	Managed Futures Strategies

•	Event Driven

The Underlying Funds
The Advisor selects Sub-Advisors (and Trading Advisors for the Managed Futures Strategies Underlying Fund) for the Underlying Funds (the affiliated mutual funds in which the Alpha Fund invests) and allocates the assets of the Fund among its respective Sub-Advisors (or Trading Advisors for the Managed Futures Strategies Underlying Fund).  The Advisor reviews a wide range of factors in evaluating each Sub-Advisor and Trading Advisor including, but not limited to, past investment performance during various market conditions, investment strategies and processes used, structures of portfolios and risk management procedures, reputation, experience and training of key personnel, correlation of results with other Sub-Advisors and Trading Advisors, assets under management and number of clients.  As part of its due diligence process, the Advisor conducts a comprehensive review of each Sub-Advisor and Trading Advisor, its investment process and organization.  The Advisor conducts interviews with each Sub-Advisor’s and Trading Advisor’s key personnel, with third party references and industry sources.

Under normal circumstances the Advisor generally expects to allocate the assets of the Alpha Fund among one or more Underlying Funds at any given time.  The Advisor regularly evaluates each Sub-Advisor and Trading Advisor to determine whether its investment program is consistent with the investment objective of the Fund and whether its investment performance is satisfactory.  The Advisor may, subject to the approval of the Board of Trustees, change Sub-Advisors engaged by the Advisor to conduct the investment programs of the Fund without shareholder approval.

Investment Strategies of the Underlying Funds
Hatteras Alternative Mutual Funds, LLC is Advisor to the Alpha Fund, as well as to the Underlying Funds.  The following Underlying Funds may be utilized by the Fund:

Long/Short Equity Underlying Fund
This Underlying Fund’s strategy employs long and short trading in common stock, and preferred stock of U.S. and foreign issuers.  This strategy attempts to achieve capital appreciation.

Table of Contents - Prospectus (Alpha Hedged, Long/Short, Managed Futures)

Market Neutral Underlying Fund
This Underlying Fund’s strategy is designed to exploit equity market inefficiencies, which involves being simultaneously invested in long and short matched equity portfolios generally of the same size, usually in the same market.  This strategy attempts to achieve capital appreciation.

Relative Value – Long / Short Debt Underlying Fund
This Underlying Fund’s strategy is designed to take advantage of perceived discrepancies in the market prices of certain convertible bond, common stock, fixed income and derivative securities, and attempts to achieve current income, capital preservation and capital appreciation.

Managed Futures Strategies Underlying Fund
This Underlying Fund’s strategy allocates its assets to two principal investment strategies: a “managed futures” strategy and a “cash management” strategy. The managed futures strategy is intended to capture macroeconomic trends in the commodities and financial futures markets, and the cash management strategy is intended to generate interest income to add diversification to the returns generated by the Underlying Fund’s portfolio.

Event Driven Underlying Fund
This Underlying Fund’s strategy is designed to invest in securities whose prices are or will be impacted by a corporate event.  This strategy attempts to achieve capital appreciation.

Other Investment Strategies
The Alpha Fund may take temporary defensive positions in high quality, U.S. short-term debt securities or other money market instruments in response to adverse market, economic, political or other conditions.  The Underlying Investments also have the ability to employ strategies including (a) lending their portfolio securities to brokers, dealers and financial institutions; (b) borrowing money from banks or other financial institutions to purchase securities; and (c) investing in warrants, options and futures, reverse repurchase agreements, initial public offerings, restricted securities, and other investment companies.

Hatteras Long / Short Equity Fund

Investment Objective
The Long/Short Equity Fund seeks to achieve consistent returns with moderate correlation to traditional U.S. equities market indices and lower volatility of monthly returns over a market cycle.  The Fund’s investment objective may be changed without shareholder approval.  The Fund will provide shareholders with 60 days’ notice before changing its investment objective.  As with any mutual fund, there can be no guarantee that the investment objective of the Fund will be achieved.

Table of Contents - Prospectus (Alpha Hedged, Long/Short, Managed Futures)

Principal Investment Strategies and Policies
To achieve its investment objective, the Long/Short Equity Fund, under normal market conditions, will invest at least 80% of its net assets in equity and equity-related securities that afford strategic and tactical opportunities to employ relative value and long and/or short strategies.  The Fund will provide shareholders with 60 days’ notice before changing this 80% investment policy, which policy may be changed without shareholder vote.  The securities held by the Fund may include common and preferred stock, options and futures contracts, privately negotiated options, and shares of investment companies.  The Fund seeks to achieve its objective by allocating its assets among a professionally selected group of one or more of the Underlying Investments that employ a variety of investment techniques and strategies. By allocating its assets among one or more of the Underlying Investments, the Fund seeks to achieve its investment objective with less risk and lower volatility than if the Fund utilized a single manager or single strategy approach. The Advisor believes that allocating among dissimilar investment styles that utilize different trading strategies and securities provides greater diversification against any market or sector-related event volatility.  Such a non-correlative approach among styles is expected to mitigate near-term volatility, as volatility in one sector or style may be offset by lack of volatility or volatility in the opposite direction in another sector or style.

As a fund of funds, the Long/Short Equity Fund seeks to achieve its investment objective by investing in other affiliated and non-affiliated investment companies, the Underlying Investments.  The Fund is classified as diversified and, therefore, is required to maintain, as to 75% of its assets, 5% or less of its assets in any single issuer, excluding U.S. Government securities and securities of other investment companies.

The Advisor seeks to utilize Underlying Investments that employ various investment strategies whose performance is not correlated with major financial market indices.  Although the Advisor believes that the use of different trading strategies and securities provides greater diversification that may mitigate losses in generally declining markets, there can be no assurance that losses will be avoided.  Investment strategies that have historically been non-correlated or demonstrated low correlation to one another or to major world financial market indices may become correlated at certain times, such as during a liquidity crisis in global financial markets.  During such periods, certain hedging strategies may cease to function as anticipated.  The major investment strategy to be employed is:

•
Long/Short Equity - These strategies are designed to take long and short positions by trading in common stock and preferred stock of U.S. and foreign issuers in an attempt to achieve capital appreciation.  The Long/Short Equity Sub-Strategies include the following:

Table of Contents - Prospectus (Alpha Hedged, Long/Short, Managed Futures)

o
Long/Short Equity – Generalist. Long/Short Equity Generalist strategies maintain positions both long and short in primarily equity and equity derivative securities. A wide variety of investment processes can be employed to arrive at an investment decision, including both quantitative and fundamental techniques; strategies are broadly diversified and can range broadly in terms of levels of net exposure, leverage employed, holding period, concentrations of market capitalizations and valuation ranges of typical portfolios. Long/Short Equity Generalist managers would typically maintain at least 50% exposure to, and may in some cases be entirely invested in, equities - both long and short.

o
Long/Short Equity Sector Focused.  Long/Short Equity Sector Focused strategies employ investment processes designed to identify opportunities in securities in specific niche areas of the market in which a manager maintains a level of expertise which exceeds that of a market generalist in identifying companies engaged in the production and procurement of inputs to industrial processes, and implicitly sensitive to the direction of price trends as determined by shifts in supply and demand factors, and implicitly sensitive to the direction of broader economic trends.  Long/Short Equity Sector Focused strategies typically maintain a primary focus in this area or expect to maintain in excess of 50% of portfolio exposure to these sectors over various market cycles.

o
Long/Short Equity International.  Long/Short Equity International strategies employ investment processes designed to identify opportunities in securities in specific niche areas of the global non-US market, in which a manager maintains a level of expertise which exceeds that of a market generalist in identifying companies engaged in the production and procurement of inputs to industrial processes, and implicitly sensitive to the direction of price trends as determined by shifts in supply and demand factors, and implicitly sensitive to the direction of broader economic trends.  Long/Short Equity International strategies typically maintain a primary focus in this area and expects to maintain in excess of 50% of portfolio exposure to non-US securities.

o
Variable Biased Strategies.  Variable Biased strategies may vary the investment level or the level of long and/or short exposure over market cycles, but the primary distinguishing characteristic is that the manager seeks to drive performance through tactical adjustments to gross and net market exposures.  Variable Biased strategies employ analytical techniques in which the investment thesis is predicated on assessment of the valuation characteristics of the underlying companies as well as the global economic environment. The investment theses may be fundamental or technical in nature and a manager has a particular focus above that of a market generalist.

Table of Contents - Prospectus (Alpha Hedged, Long/Short, Managed Futures)

The Underlying Funds
The Advisor selects Sub-Advisors for the Underlying Funds (the affiliated mutual funds in which the Long/Short Equity Fund invests) and allocates the assets of the Fund among its respective Sub-Advisors.  The Advisor reviews a wide range of factors in evaluating each Sub-Advisor including, but not limited to, past investment performance during various market conditions, investment strategies and processes used, structures of portfolios and risk management procedures, reputation, experience and training of key personnel, correlation of results with other Sub-Advisors, assets under management and number of clients.  As part of its due diligence process, the Advisor conducts a comprehensive review of each Sub-Advisor, its investment process and organization.  The Advisor conducts interviews with each Sub-Advisor’s key personnel, with third party references and industry sources.

Under normal circumstances, the Advisor generally expects to allocate the assets of the Long/Short Equity Fund among one or more Underlying Fund at any given time.  The Advisor regularly evaluates each Sub-Advisor to determine whether its investment program is consistent with the investment objective of the Fund and whether its investment performance is satisfactory.  The Advisor may, subject to the approval of the Board of Trustees, change Sub-Advisors engaged by the Advisor to conduct the investment programs of the Fund without shareholder approval.

Investment Strategies of the Underlying Funds
Hatteras Alternative Mutual Funds, LLC is Advisor to the Long/Short Equity Fund, as well as to the Underlying Funds.  The following Underlying Fund will primarily be utilized by the Fund:

Long/Short Equity Underlying Fund
This Underlying Fund’s strategy employs long and short trading in common stock, and preferred stock of U.S. and foreign issuers.  This strategy attempts to achieve capital appreciation.

Other Investment Strategies
The Long/Short Equity Fund may take temporary defensive positions in high quality, U.S. short-term debt securities or other money market instruments in response to adverse market, economic, political or other conditions and may also invest in other Underlying Funds from time to time, including the Market Neutral Underlying Fund.  The Market Neutral Underlying Fund’s strategy is designed to exploit equity market inefficiencies, which involves being simultaneously invested in long and short matched equity portfolios generally of the same size, usually in the same market.  This strategy attempts to achieve capital appreciation.  The Underlying Investments also have the ability to employ strategies including (a) lending their portfolio securities to brokers, dealers and financial institutions; (b) borrowing money from banks or other financial institutions to purchase securities; and (c) investing in warrants, options and futures, reverse repurchase agreements, initial public offerings, restricted securities, and other investment companies.

Table of Contents - Prospectus (Alpha Hedged, Long/Short, Managed Futures)

Hatteras Long/Short Debt Fund

Investment Objective
The Long/Short Debt Fund seeks to achieve total return through current income, capital preservation and capital appreciation.  The Fund’s investment objective may be changed without shareholder approval.  The Fund will provide shareholders with 60 days’ notice before changing its investment objective.  As with any mutual fund, there can be no guarantee that the investment objective of the Fund will be achieved.

Principal Investment Strategies and Policies
To achieve its investment objective, the Long/Short Debt Fund, under normal market conditions, will invest at least 80% of its net assets in fixed-income and fixed–income related securities that allow the Fund to focus on opportunities to take advantage of perceived discrepancies in the market prices of certain fixed income securities, convertible bond, common stock, and derivative securities. The Fund will provide shareholders with 60 days’ notice before changing this 80% investment policy, which policy may be changed without shareholder vote.  The securities held by the Fund may include nonconvertible and convertible debt, common and preferred stock, options and futures contracts, privately negotiated options, other derivative securities and shares of investment companies.  The Fund seeks to achieve its objective by allocating its assets among a professionally selected group of one or more Underlying Investments that employ a variety of investment techniques and strategies. By allocating its assets among one or more of the Underlying Investments, the Fund seeks to achieve its investment objective with less risk and lower volatility than if the Fund utilized a single manager approach. The Advisor believes that allocating among dissimilar investment styles that utilize different trading strategies and securities provides greater diversification against any market or sector-related event volatility.  Such a non-correlative approach among styles is expected to mitigate near-term volatility, as volatility in one sector or style may be offset by lack of volatility or volatility in the opposite direction in another sector or style.

As a fund of funds, the Long/Short Debt Fund seeks to achieve its investment objective by investing in other affiliated and non-affiliated mutual funds, the Underlying Investments.  The Fund is classified as diversified and, therefore, is required to maintain, as to 75% of its assets, 5% or less of its assets in any single issuer, excluding U.S. Government securities and securities of other investment companies.

Table of Contents - Prospectus (Alpha Hedged, Long/Short, Managed Futures)

The Advisor seeks to utilize Underlying Investments that employ various investment strategies whose performance is not correlated with major financial market indices.  Although the Advisor believes that the use of different trading strategies and securities provides greater diversification that may mitigate losses in generally declining markets, there can be no assurance that losses will be avoided.  Investment strategies that have historically been non-correlated or demonstrated low correlation to one another or to major world financial market indices may become correlated at certain times, such as during a liquidity crisis in global financial markets.  During such periods, certain hedging strategies may cease to function as anticipated.  The major investment strategy to be employed is:

•
Relative Value – Long/Short Debt - These strategies are designed to take advantage of perceived discrepancies in the market prices of certain fixed income securities, certain convertible bond, common stock, and derivative securities and attempts to achieve total return through current income, capital preservation and capital appreciation.  These strategies are based on credit assessments of individual issues and sectors and are effectuated by expressing views on specific credits by taking long and/or short positions in cash debt and debt-related securities, which may include corporate debt, sovereign debt, credit derivatives, common and preferred stock, options and futures contracts, privately negotiated options, shares of investment companies, bonds, credit derivatives and other financial instruments.  The Relative Value – Long/Short Debt Sub-Strategies may include the following strategies utilizing long/short funds and/or short only funds:

o
Multi-Strategy / Relative Value. The Underlying Investments may employ long and/or short strategies designed to take advantage of an investment thesis which is predicated on realization of a spread between related yield instruments in which one or multiple components of the spread contains a fixed income, derivative, equity, real estate, MLP or combination of these or other instruments.  Strategies are typically quantitatively driven to measure the existing relationship between instruments and, in some cases, identify attractive positions in which the risk adjusted spread between these instruments represents an attractive opportunity for the investment manager. In many cases these long and/or short strategies may exist as distinct strategies across which a vehicle allocates directly, or may exist as related strategies over which a single individual or decision-making process manages.

o
Credit Arbitrage. The Underlying Investments may employ long and/or short strategies designed to isolate attractive opportunities in corporate fixed income securities; these include both senior and subordinated claims as well as bank debt and other outstanding obligations, structuring positions with little or no broad credit market exposure.   These strategies may also contain limited exposure to government, sovereign, equity, convertible or other obligations, but the focus of the strategy is primarily on fixed corporate obligations and other securities held as a component of positions within these structures. Managers typically employ fundamental credit analysis to evaluate the likelihood of an improvement in the issuer's creditworthiness.  In most cases, securities trade in liquid markets and managers are only infrequently or indirectly involved with company management.

Table of Contents - Prospectus (Alpha Hedged, Long/Short, Managed Futures)

o
Fixed Income – Corporate. The Underlying Investments may employ long and/or short strategies designed to take advantage of an investment thesis which is predicated on the realization of a spread between related instruments in which one or multiple components of the spread is a corporate fixed income instrument.  These strategies employ an investment process designed to isolate attractive opportunities between a variety of fixed income instruments, typically realizing an attractive spread between multiple corporate bonds or between a corporate and risk-free government bond.

o
Fixed Income – Sovereign. The Underlying Investments may employ long and/or short strategies designed to take advantage of an investment thesis which is predicated on the realization of a spread between related instruments in which one or multiple components of the spread is a sovereign fixed income instrument.  These strategies employ an investment process designed to isolate attractive opportunities between a variety of fixed income instruments, typically realizing an attractive spread between multiple sovereign bonds or between a corporate and risk free government bond. These strategies typically employ multiple investment processes including both quantitative and fundamental discretionary approaches, and relative to other sub-strategies, have the most significant top-down macro influences relative to the more idiosyncratic fundamental approaches employed.

o
Fixed Income and High Yield Investment Strategies. The Underlying Investments may employ long and/or short strategies designed to take advantage of deeply discounted debt securities of companies that appear to have significant upside potential.  The Underlying Investments may invest long and or short in debt securities that fall below investment grade debt — commonly “junk bonds.” Additionally, the Underlying Investments may invest in mortgage-backed and other fixed income securities of higher credit quality, and derivative securities of traditional fixed income instruments.

The Underlying Funds
The Advisor selects Sub-Advisors for the Underlying Funds (the affiliated mutual funds in which the Long/Short Debt Fund invests) and allocates the assets of the Fund among its respective Sub-Advisors.  The Advisor reviews a wide range of factors in evaluating each Sub-Advisor including, but not limited to, past investment performance during various market conditions, investment strategies and processes used, structures of portfolios and risk management procedures, reputation, experience and training of key personnel, correlation of results with other Sub-Advisors, assets under management and number of clients.  As part of its due diligence process, the Advisor conducts a comprehensive review of each Sub-Advisor, its investment process and organization.  The Advisor conducts interviews with each Sub-Advisor’s key personnel, with third party references and industry sources.

Table of Contents - Prospectus (Alpha Hedged, Long/Short, Managed Futures)

Under normal circumstances the Advisor generally expects to allocate the assets of the Long/Short Debt Fund among one or more Underlying Funds at any given time.  The Advisor regularly evaluates each Sub-Advisor to determine whether its investment program is consistent with the investment objective of the Fund and whether its investment performance is satisfactory.  The Advisor may, subject to the approval of the Board of Trustees, change Sub-Advisors engaged by the Advisor to conduct the investment programs of the Fund without shareholder approval.

Investment Strategies of the Underlying Funds
Hatteras Alternative Mutual Funds, LLC is Advisor to the Long/Short Debt Fund, as well as to the Underlying Funds.  The following Underlying Fund will primarily be utilized by the Fund:

Relative Value – Long/Short Debt Underlying Fund
This Underlying Fund’s strategy is designed to take advantage of perceived discrepancies in the market prices of certain fixed income securities, convertible bond, common stock, and derivative securities, and attempts to achieve total return through current income, capital preservation and capital appreciation.

Other Investment Strategies
The Long/Short Debt Fund may take temporary defensive positions in high quality, U.S. short-term debt securities or other money market instruments in response to adverse market, economic, political or other conditions and may also invest in other Underlying Funds from time to time.  The Underlying Investments also have the ability to employ strategies including (a) lending their portfolio securities to brokers, dealers and financial institutions; (b) borrowing money from banks or other financial institutions to purchase securities; and (c) investing in warrants, options and futures, reverse repurchase agreements, initial public offerings, restricted securities, and other investment companies.

Table of Contents - Prospectus (Alpha Hedged, Long/Short, Managed Futures)

Hatteras Managed Futures Strategies Fund

Investment Objective
The Managed Futures Fund seeks to achieve a positive return in both rising and falling equity markets with an annualized level of volatility that is generally lower than the historic level of volatility experienced by traditional equity markets.  The Fund’s investment objective may be changed without shareholder approval.  The Fund will provide shareholders with 60 days’ notice before changing its investment objective.  As with any mutual fund, there can be no guarantee that the investment objective of the Fund will be achieved.

Principal Investment Strategies and Policies
To achieve its investment objective, the Managed Futures Fund, under normal market conditions, will invest, through its investment in the Underlying Investments, in the commodities and financial futures markets, as well as the fixed-income securities market.  The securities held by the Fund, through its investment in the Underlying Investments, may include options, swaps and futures contracts, privately negotiated options, ETNs, shares of investment companies as well as fixed-income securities of any maturity or quality.  The Fund seeks to achieve its objective by allocating its assets among a professionally selected group of one or more of the Underlying Investments that employ a variety of investment techniques and strategies. By allocating its assets among one or more of the Underlying Investments, the Fund seeks to achieve its investment objective with less risk and lower volatility than if the Fund utilized a single manager or single strategy approach. The Advisor believes that allocating among dissimilar investment styles that utilize different trading strategies and securities provides greater diversification against any market or sector-related event volatility.  Such a non-correlative approach among styles is expected to mitigate near-term volatility, as volatility in one sector or style may be offset by lack of volatility or volatility in the opposite direction in another sector or style.

As a fund of funds, the Managed Futures Fund seeks to achieve its investment objective by investing in other affiliated and non-affiliated investment companies, the Underlying Investments.  The Fund is classified as diversified and, therefore, is required to maintain, as to 75% of its assets, 5% or less of its assets in any single issuer, excluding U.S. Government securities and securities of other investment companies.

The Advisor seeks to utilize Underlying Investments that employ various investment strategies whose performance is not correlated with major financial market indices.  Although the Advisor believes that the use of different trading strategies and securities provides greater diversification that may mitigate losses in generally declining markets, there can be no assurance that losses will be avoided.  Investment strategies that have historically been non-correlated or demonstrated low correlation to one another or to major world financial market indices may become correlated at certain times, such as during a liquidity crisis in global financial markets.  During such periods, certain hedging strategies may cease to function as anticipated.  The major investment strategy to be employed is:

Table of Contents - Prospectus (Alpha Hedged, Long/Short, Managed Futures)

•	Managed Futures

o
Managed Futures – Discretionary. The Underlying Investments may employ discretionary strategies that are primarily reliant on the evaluation of market data, relationships and influences, as interpreted by an individual or group of individuals who make decisions on portfolio positions.  These strategies employ an investment process most heavily influenced by top down analysis of macroeconomic variables.  Positions may be traded actively in developed and emerging markets, focusing on both absolute and relative levels on equity markets, interest rates/fixed income markets, currency and commodity markets and frequently employing spread trades to isolate a differential between instruments identified by the trading advisor to be inconsistent with expected value. Portfolio positions typically are predicated on the evolution of investment themes the trading advisor expects to materialize over a relevant timeframe, which in many cases contain contrarian or volatility focused components.

o
Managed Futures – Systematic. The Underlying Investments may employ systematic strategies that implement processes typically as a function of mathematical, algorithmic and technical models, with little or no influence of individuals over the portfolio positioning. These strategies employ an investment process designed to identify opportunities in markets exhibiting trending or momentum characteristics across individual instruments or asset classes. These strategies typically employ quantitative processes which focus on statistically robust or technical patterns in the return series of the asset, and typically focus on highly liquid instruments and maintain shorter holding periods than either discretionary or mean reverting strategies. Although some strategies seek to employ counter trend models, these strategies benefit most from an environment characterized by persistent, discernable trending behavior.

•
Fixed Income. The Advisor expects the Underlying Investments to allocate assets that are not allocated to the managed futures strategy to a fixed income strategy that invests primarily in investment grade fixed income securities (of all durations and maturities) and ETFs in order to generate interest income and capital appreciation, which may add diversification to the returns generated by the Managed Futures Fund’s managed futures portfolio. The fixed income strategy may also include investments in ETNs.

Table of Contents - Prospectus (Alpha Hedged, Long/Short, Managed Futures)

The Underlying Fund
The Advisor selects Trading Advisors for the Underlying Fund (the affiliated mutual fund in which the Managed Futures Fund invests) and allocates the assets of the Fund among its respective Trading Advisors.  The Advisor reviews a wide range of factors in evaluating each Trading Advisor including, but not limited to, past investment performance during various market conditions, investment strategies and processes used, structures of portfolios and risk management procedures, reputation, experience and training of key personnel, correlation of results with other Trading Advisors, assets under management and number of clients.  As part of its due diligence process, the Advisor conducts a comprehensive review of each Trading Advisor, its investment process and organization.  The Advisor conducts interviews with each Trading Advisor’s key personnel, with third party references and industry sources.

The Underlying Fund pursues its managed futures strategy primarily by investing up to 25% of its total assets in Hatteras Trading Advisors, a wholly-owned and controlled subsidiary formed under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary is advised by the Advisor and has the same investment objective as the Managed Futures Fund and the Underlying Fund. The Subsidiary invests the majority of its assets in accounts, including collateral accounts for the purpose of entering into swap transactions, the trading of each of which is managed on a discretionary basis by a different third-party commodity trading advisor pursuant to such Trading Advisor’s managed futures program.

The Advisor regularly evaluates each Trading Advisor to determine whether its investment program is consistent with the investment objective of the Managed Futures Fund and whether its investment performance is satisfactory.

Investment Strategy of the Underlying Fund
Hatteras Alternative Mutual Funds, LLC is Advisor to the Managed Futures Fund, as well as to the following Underlying Fund which will primarily be utilized by the Fund.

Managed Futures Strategies Underlying Fund
This Underlying Fund’s strategy allocates its assets to a “managed futures” strategy, which includes as a component, a “fixed-income” sub-strategy. The managed futures strategy is intended to capture macroeconomic trends in the commodities and financial futures markets, and the fixed-income sub-strategy is intended to generate interest income to add diversification to the returns generated by the Underlying Fund’s portfolio.

Other Investment Strategies
The Managed Futures Fund may take temporary defensive positions in high quality, U.S. short-term debt securities or other money market instruments in response to adverse market, economic, political or other conditions.  The Underlying Investments also have the ability to employ strategies including (a) lending their portfolio securities to brokers, dealers and financial institutions; (b) borrowing money from banks or other financial institutions to purchase securities; and (c) investing in warrants, options and futures, reverse repurchase agreements, initial public offerings, restricted securities, and other investment companies.

Table of Contents - Prospectus (Alpha Hedged, Long/Short, Managed Futures)

Additional Investment Risks
In addition to the Principal Risks of each Fund listed above in the Summary Section, investing in the Funds may involve the following additional risks:

•
Securities Lending Risks: The Underlying Investments may lend securities from the portfolio to brokers, dealers and financial institutions (but not individuals) in order to increase the return on its portfolio. The principal risk of portfolio lending is potential default or insolvency of the borrower. In either of these cases, the Underlying Investments could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities.

•
Warrants Risks: The Underlying Investments may invest in warrants, which are derivative instruments that permit, but do not obligate, the holder to purchase other securities. Warrants do not carry with them any right to dividends or voting rights. A warrant ceases to have value if it is not exercised prior to its expiration date.

•
Reverse Repurchase Agreement Risks: The Underlying Investments may invest in reverse repurchase agreements, which involve a sale of a security to a bank or securities dealer and each Underlying Investment’s simultaneous agreement to repurchase the security for a fixed price, reflecting a market rate of interest, on a specific date. These transactions involve a risk that the other party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in a loss to the Underlying Investments. Reverse repurchase agreements are a form of leverage, which also may increase the volatility of the Underlying Investments.

•
Borrowing Risks: Because the Funds and Underlying Investments may borrow money from banks or other financial institutions to purchase securities, commonly referred to as “leveraging,” a Fund’s exposure to fluctuations in the prices of these securities is increased in relation to the Fund’s capital. A Fund’s borrowing activities will exaggerate any increase or decrease in the net asset value (“NAV”) per share of the Fund. In addition, the interest which a Fund must pay on borrowed money, together with any additional fees to maintain a line of credit or any minimum average balances required to be maintained, are additional costs which will reduce or eliminate any net investment profits. Unless profits on assets acquired with borrowed funds exceed the costs of borrowing, the use of borrowing will diminish the investment performance of a Fund compared with what it would have been without borrowing.

Table of Contents - Prospectus (Alpha Hedged, Long/Short, Managed Futures)

•
High Portfolio Turnover Rate Risk: The Underlying Investments’ and each Fund’s investment strategy may result in high turnover rates.  In addition, the Underlying Investments’ and each Fund’s portfolio turnover rate may increase in response to meeting liquidity needs or increased market volatility, or both.  A high portfolio turnover rate may increase the Underlying Investments’ and respectively, each Fund’s short-term capital appreciation and increase brokerage commission costs. To the extent that the Underlying Investments and the Funds experience an increase in brokerage commissions due to a higher turnover rate, the performance of the Underlying Investments and respectively, the Funds could be negatively impacted by the increased expenses incurred by the Underlying Investments and respectively, the Funds. Rapid portfolio turnover also exposes shareholders to a higher current realization of capital gains and this could cause you to pay higher taxes.

•
Initial Public Offerings Risks: The Underlying Investments may purchase securities of companies in initial public offerings. Special risks associated with these securities may include a limited number of shares available for trading, unseasoned trading, lack of investor knowledge of the company and limited operating history. These factors may contribute to substantial price volatility for the shares of these companies. The limited number of shares available for trading in some initial public offerings may make it more difficult for the Underlying Investments to buy or sell significant amounts of shares without unfavorable impact on prevailing market prices. Some companies in initial public offerings are involved in relatively new industries or lines of business, which may not be widely understood by investors. Some of these companies may be undercapitalized or regarded as developmental stage companies without revenues or operating income, or the near-term prospects of achieving them.

•
Restricted Securities Risks: The Underlying Investments may invest without limit in securities that are subject to restrictions on resale, such as Rule 144A securities.  Rule 144A securities are securities that have been privately placed but are eligible for purchase and sale by certain qualified institutional buyers such as the Underlying Investments under Rule 144A under the Securities Act of 1933, as amended.  Under the supervision of its Board of Trustees, the Underlying Investments will determine whether securities purchased under Rule 144A are illiquid.  The Underlying Investments are restricted to investing no more than 15% of their total assets in securities that are illiquid; that is, not readily marketable.  If it is determined that qualified institutional buyers are unwilling to purchase these securities, the percent of each Underlying Investment’s assets invested in illiquid securities would increase.

•
Real Estate Investment Trust Risks:  Investments in Real Estate Investment Trusts (“REIT(s)”) by an Underlying Investment will subject it to various risks. REIT share prices are likely to decline because of adverse developments affecting the real estate industry and real property values. In general, real estate values can be affected by a variety of factors, including supply and demand for properties, the economic health of the country or of different regions, and the strength of specific industries that rent properties. REITs often invest in highly leveraged properties.  In addition, returns from REITs, which typically are small or medium capitalization stocks, will trail returns from the overall stock market.  Furthermore, changes in interest rates may hurt real estate values or make REIT shares less attractive than other income producing investments.  REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. Qualification as a REIT under the Internal Revenue Code of 1986, as amended, in any particular year is a complex analysis that depends on a number of factors.  There can be no assurance that the entities in which an Underlying Investment invests with the expectation that they will be taxed as a REIT will qualify as a REIT. An entity that fails to qualify as a REIT would be subject to a corporate level tax, would not be entitled to a deduction for dividends paid to its shareholders and would not pass through to its shareholders the character of income earned by the entity. If the Underlying Investment were to invest in an entity that failed to qualify as a REIT, such failure could drastically reduce the Underlying Investment’s yield on that investment. REITs can be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs invest primarily in real property and earn rental income from leasing those properties. They may also realize gains or losses from the sale of properties. Equity REITs will be affected by conditions in the real estate rental market and by changes in the value of the properties they own. Mortgage REITs invest primarily in mortgages and similar real estate interests and receive interest payments from the owners of the mortgaged properties. They are paid interest by the owners of the financed properties. Mortgage REITs will be affected by changes in creditworthiness of borrowers and changes in interest rates. Hybrid REITs invest both in real property and in mortgages. Equity and mortgage REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects.

Table of Contents - Prospectus (Alpha Hedged, Long/Short, Managed Futures)

•
Healthcare/Biotechnology Sector Risks:  Companies within the healthcare and biotechnology industries invest heavily in research and development which may not necessarily lead to commercially successful products or may lead to products that become obsolete quickly.  The healthcare and biotechnology sector is also subject to increased governmental regulation which may delay or inhibit the release of new products.  Many healthcare and biotech companies are dependent upon their ability to use and enforce intellectual property rights and patents. Any impairment of such rights may have adverse financial consequences.  Healthcare and biotech stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Healthcare and biotech companies can be significantly affected by technological change and obsolescence, product liability lawsuits and consequential high insurance costs.  As a result, investments in the health and biotechnology segments include the risk that the economic prospects, and the share prices, of healthcare and biotechnology companies can fluctuate dramatically due to changes in the regulatory or competitive environments.

Table of Contents - Prospectus (Alpha Hedged, Long/Short, Managed Futures)

The Advisor continuously monitors the investment positions owned by each Fund to ensure compliance with the Fund’s investment objective and the investment restrictions detailed in its Prospectus and SAI.  The Advisor generally expects each Fund’s assets to be invested across various sectors.

FUND OF FUNDS STRUCTURE

The Funds seek to achieve their investment objectives by allocating their assets across various investment styles through investment in one or more Underlying Investments.  Each Underlying Investment invests its assets pursuant to a different investment objective and a different investment style.  In addition to its own expenses, each Fund bears a pro rata portion of the expenses of the Underlying Investments in which it invests.  The expenses in the Underlying Investments will include management, administrative and operational expenses, as well as those expenses related to the ongoing management of the Underlying Investment’s portfolio, such as brokerage commissions, dividends paid out on short positions and interest on borrowing for leverage purposes.  The operating expenses of the Underlying Funds, as well as the Funds, are contractually capped.  The Funds’ investments in non-affiliated investment companies will not necessarily be capped.  As a result of the affiliated structure under which the Funds operate and the capping of operating expenses of the Funds and the Underlying Funds in which the Funds primarily invest, the risk of layering fees inherent in a traditional fund of funds structure does not apply.

MASTER/FEEDER FUND STRUCTURE

As a mutual fund of funds, each Fund pursues its investment objective by investing primarily in other affiliated and non-affiliated mutual funds.  In lieu of investing directly in Underlying Investments, the Funds are authorized to seek to achieve their investment objectives by converting to a Master/Feeder Fund Structure pursuant to which the Funds would invest all of their investable assets in an investment company having substantially the same investment objective and policies as such Fund. This Master investment company would then allocate its assets among one or more of the affiliated Underlying Funds.  The Master/Feeder Fund Structure is an arrangement that allows several investment companies with different shareholder-related features or distribution channels, but having substantially the same investment objective, policies and restrictions, to invest all of their assets in the same portfolio instead of managing them separately, thus achieving certain economies of scale. The SAI contains more information about the Funds, the Master/Feeder Fund Structure and the types of securities in which the Funds may invest.  The Funds are not currently operating in this structure.

Table of Contents - Prospectus (Alpha Hedged, Long/Short, Managed Futures)

SHARE CLASSES

Each Fund issues its shares in multiple classes:  Alpha Fund issues No Load, Class A, Class C and Institutional Class shares.  Long/Short Equity Fund, Long/Short Debt Fund and Managed Futures Fund issue Class A and Institutional Class shares.  No Load shares are offered at NAV per share without a front-end sales charge.  No Load shares are also issued with an annual shareholder servicing fee of 0.25%.  Class A shares are offered at NAV per share with a front-end sales charge.  The Class A shares are also issued with an annual Rule 12b-1 fee of 0.25%. The Class C shares are offered at NAV per share without a front-end sales charge.  The Class C shares have a contingent deferred sales charge of 1.00% and an annual Rule 12b-1 fee of 1.00%. The Class A and Class C shares do not charge a shareholder servicing fee.  Institutional Class shares are offered at NAV per share without a front-end sales charge, shareholder servicing fee, Rule 12b-1 fee or contingent deferred sales charge.

PORTFOLIO HOLDINGS INFORMATION

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ SAI.  Currently, disclosure of the Funds’ holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q.  A list of the Funds’ underlying portfolio holdings as of each calendar quarter-end is available on the Funds’ website at hatterasfunds.com/literature within 60 days after the calendar quarter-end.  The calendar quarter-end portfolio holdings for the Funds will remain posted on the website until updated with required regulatory filings with the SEC.  The Annual and Semi-Annual Reports are available by contacting Hatteras Alternative Mutual Funds Trust c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53202-0701 or calling 1-877-569-2382.

INVESTMENT ADVISOR

Hatteras Alternative Mutual Funds, LLC, 8540 Colonnade Center Drive, Suite 401, Raleigh, NC 27615, is registered as an investment advisor with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).

Table of Contents - Prospectus (Alpha Hedged, Long/Short, Managed Futures)

In order to facilitate the efficient supervision and management of the Sub-Advisors by the Advisor and the Trust’s Board of Trustees, the Trust and the Advisor applied for, and the SEC approved, an exemptive order, which is also applicable to the Underlying Funds in the Underlying Funds Trust, that permits the Advisor, subject to certain conditions (including a no-action letter relating to the exemptive order) and approval by the Board of Trustees, but without shareholder approval, to hire new Sub-Advisors, change the terms of particular agreements with Sub-Advisors or continue the employment of existing Sub-Advisors after events that would otherwise cause an automatic termination of a sub-advisory agreement. Within 60 days of employing a new Sub-Advisor, shareholders will receive notification of the change.

Subject to the authority of the Board of Trustees, the Advisor is responsible for the overall management of each Fund’s business affairs.  The Advisor invests the assets of each Fund, either directly or by using Sub-Advisors (or Trading Advisors for the Managed Futures Strategies Underlying Fund), according to each Fund’s investment objective, policies and restrictions.  Development of each Fund’s portfolio investment strategies and allocations to Sub-Advisors and Trading Advisors is done on a team management basis.  The Advisor furnishes at its own expense all of the necessary office facilities, equipment and personnel required for managing the assets of the Funds.

Pursuant to the investment advisory agreement by and between the Trust, on behalf of the Funds, and the Advisor (the “Advisory Agreement”), the Advisor is entitled to receive a monthly management fee based upon the average daily net assets of each of the Funds at the following annual rates:

Alpha Fund	0.25%
Long/Short Equity Fund	0.00%
Long/Short Debt Fund	0.00%
Managed Futures Fund	0.00%

Additionally, each Underlying Fund pays a management fee of 1.75% of such Underlying Fund’s average daily net assets to the Advisor, pursuant to the Underlying Funds Trust’s investment advisory agreement with the Advisor.  The fees the Underlying Funds pay the Advisor are higher than fees typically paid by other mutual funds.  This higher fee is attributable in part to the higher expenses and the specialized skills associated with managing alternative investment strategies.  A discussion of the factors that the Board of Trustees considered in approving the Funds’ Advisory Agreement is available in the Annual Report dated December 31, 2012.

The Advisor is responsible for paying fees to various shareholder servicing agents for performing shareholder servicing functions and maintaining shareholder accounts.  These agents have entered into agreements with the Advisor (“Shareholder Servicing Agreement”) and perform these functions on behalf of their clients who own shares of the Funds.  For this service, the Advisor receives an annual shareholder servicing fee equal to 0.25% of the average daily net assets of the Funds’ No Load shares from which the shareholder servicing agents are paid.

Table of Contents - Prospectus (Alpha Hedged, Long/Short, Managed Futures)

The Advisor has also entered into an Operating Services Agreement, as amended (the “Services Agreement”) with the Funds to provide virtually all day-to-day services to the Funds.  Fees associated with the Services Agreement are class and Fund specific.  The Funds pay the Advisor an annual operating services fee at the following annual rates:

Alpha Fund – No Load, Class A, Class C	1.59%
Apha Fund – Institutional Class	0.84%
Long/Short Equity Fund – Class A	0.84%
Long/Short Equity Fund – Institutional Class	0.59%
Long/Short Debt Fund – Class A	0.84%
Long/Short Debt Fund – Institutional Class	0.59%
Managed Futures Fund – Class A	0.84%
Managed Futures Fund – Institutional Class	0.59%

Additionally, the Underlying Funds have entered into a similar operating services agreement with the Advisor, under which, each Underlying Fund pays the Advisor 0.25% of the Underlying Funds’ average daily net assets.  The combined effect of the Underlying Funds’ management fee and operating services agreement is a total annual operating expense of 2.00% for the Underlying Funds.  Because the Funds primarily invest in the Underlying Funds, these acquired fund fees and expenses, combined with the Advisory Agreement, the Shareholder Servicing Agreement, the Rule 12b-1 Plan, the Services Agreement and the operating expense limitation agreement (discussed below), result in a cap or ceiling on each Fund’s ordinary annual operating expenses at the following annual rates (excluding brokerage commissions and portfolio trading transfer tax, interest on Fund borrowings, dividends and interest paid on short sales, taxes, acquired fund fees and expenses associated with investments in non-affiliated investment companies, litigation and other extraordinary expenses):

	No Load	Class A	Class C	Institutional Class
Alpha Fund	3.99%	3.99%	4.74%	2.99%
Long/Short Equity Fund	n/a	2.99%	n/a	2.49%
Long/Short Debt Fund	n/a	2.99%	n/a	2.49%
Managed Futures Fund	n/a	2.99%	n/a	2.49%

Under the terms of the Services Agreement, subject to the supervision of the Board of Trustees, the Advisor will provide, or arrange to provide, essentially all day-to-day operational services to the Funds.  The Advisor pays all fees and expenses associated with the services it provides, including, but not limited to, expenses of legal compliance, shareholder communications and meetings of the shareholders. The Advisor will pay all expenses related to marketing the Funds as well as related bookkeeping expenses.

Table of Contents - Prospectus (Alpha Hedged, Long/Short, Managed Futures)

The Advisor has contractually agreed to waive its operating services fees and/or pay expenses of the Funds to ensure that the Funds’ Net Annual Fund Operating Expenses (excluding brokerage commissions and portfolio trading transfer tax, interest on Fund borrowings, dividends and interest paid on short sales, taxes, acquired fund fees and expenses associated with investments in non-affiliated investment companies, litigation and other extraordinary expenses) do not exceed the annual rates described in the table above through at least April 30, 2014.  The term of each Fund’s operating expenses limitation agreement is indefinite and it can only be terminated upon a vote of the Board of Trustees.  Any waiver in operating services fees or payment of expenses made by the Advisor may be recouped by the Advisor in subsequent fiscal years if the Advisor so requests.  This recoupment may be requested if the aggregate amount actually paid by a Fund toward operating expenses for such fiscal year (taking into account the recoupment) does not exceed the applicable limitation on the Fund’s expenses.  The Advisor is permitted to recoup fee waivers and/or expense payments made in the prior three fiscal years from the date the fees were waived and/or Fund expenses were paid, subject to these limitations.  Any such recoupment is contingent upon the subsequent review and ratification of the recouped amounts by the Board of Trustees.  A Fund must pay current ordinary operating expenses before the Advisor is entitled to any recoupment of fees and/or expenses.

Interest Expense and Dividends on Short Positions
The Funds’ operating expenses include expenses attributable to interest and dividends on short sales.  Expenses attributable to interest and dividends on short sales occur when a Fund sells an equity or debt security short to gain the inverse exposure necessary to meet its investment objective. When the Fund sells a security short, the Fund borrows the security from a lender and then sells the security in the general market. The Fund is obligated to pay an amount equivalent to any dividend declared or interest paid during the duration of the short position to the lender from which the Fund borrowed the security and is obligated to record the payment of the dividend or interest as an expense. Expenses attributable to interest and dividends on short sales are not fees charged to shareholders by the Fund or any Fund service provider but are similar to transaction charges or capital expenditures related to the on-going management of the Fund’s portfolio.

INVESTMENT SUB-ADVISORS AND TRADING ADVISORS

Sub-Advisors

The Advisor is responsible for selecting the Sub-Advisors to manage the Underlying Funds.  The Sub-Advisors will be engaged to manage the investments of the Underlying Funds in accordance with each Fund’s investment objective, policies and limitations and any investment guidelines established by the Advisor and the Board of Trustees.  Each Sub-Advisor will be responsible, subject to the supervision and control of the Advisor and the Board of Trustees, for the purchase, retention and sale of securities in the portion of each Underlying Fund’s investment portfolio under its management.  A discussion regarding the basis for the Board of Trustees’ approval of the Sub-Advisors’ investment advisory agreements is available in the Underlying Fund Trust’s annual report dated December 31, 2012.

Table of Contents - Prospectus (Alpha Hedged, Long/Short, Managed Futures)

In order to facilitate the efficient supervision and management of the Sub-Advisors by the Advisor and the Trustees, the Trust and the Advisor applied for, and the SEC approved, an exemptive order that permits the Advisor, subject to certain conditions and approval by the Board of Trustees but without shareholder approval, to hire new Sub-Advisors, change the terms of particular agreements with Sub-Advisors or continue the employment of existing Sub-Advisors after events that would otherwise cause an automatic termination of a sub-advisory agreement.  Within 60 days of retaining a new Sub-Advisor, shareholders will receive notification of the change.

Each of the Sub-Advisors listed below rely upon respective advisory groups for the day-to-day management of the portion of each Underlying Fund’s portfolio that they manage.  The Advisor will pay the Sub-Advisors monthly an annual fee based upon the net assets of each Underlying Fund allocated to that Sub-Advisor from the 1.75% management fee paid to the Advisor pursuant to the Underlying Funds Trust Advisory Agreement.  The Funds are not responsible for the payment of this Sub-Advisory fee.

Chartwell Investment Partners
The Advisor has entered into a sub-advisory agreement with Chartwell Investment Partners (“Chartwell”) to manage a portion of the Long/Short Equity portfolio.  Chartwell is located at 1235 Westlakes Drive, Suite 400, Berwyn, PA 19312, and is a registered investment adviser.  Chartwell provides portfolio management services to individually managed accounts for individuals, including high net worth individuals, investment companies, pension and profit sharing plans, pooled investment vehicles, charitable organizations, other corporate entities and state and municipal governments.

Coe Capital Management, LLC
The Advisor has entered into a Sub-Advisory Agreement with Coe Capital Management, LLC (“Coe”) to manage a portion of the Long/Short Equity portfolio. Coe is located at 9 Parkway North, Suite 325, Deerfield, IL 60015, and is a registered investment advisor. Coe provides investment advice and portfolio management services to individuals, including high net worth individuals, investment companies, pension and profit sharing plans, other pooled investment vehicles, charitable organizations and other investment advisers.

FrontFour Capital Group, LLC
The Advisor has entered into a Sub-Advisory Agreement with FrontFour Capital Group, LLC (“FrontFour”) to manage a portion of the Event Driven portfolio. FrontFour is located at Two Stamford Landing, 68 Southfield Avenue, Suite 290, Stamford, CT 06902, and is a registered investment advisor.  FrontFour provides investment advice and portfolio management services to investment companies and other pooled investment vehicles.

Table of Contents - Prospectus (Alpha Hedged, Long/Short, Managed Futures)

GAMCO Asset Management Inc.
The Advisor has entered into a Sub-Advisory Agreement with GAMCO Asset Management Inc. (“GAMCO”) to manage a portion of the Event Driven portfolio.  GAMCO is located at One Corporate Center, Rye, NY 10580, and is a registered investment advisor.  GAMCO provides investment advice, management services and portfolio management services to individually managed accounts for high net worth individuals, investment companies, foundations, charitable organizations, pension and profit sharing plans, pooled investment vehicles, banking or thrift institutions, other corporate entities, and state and municipal governments.

Inflection Partners, LLC
The Advisor has entered into a sub-advisory agreement with Inflection Partners, LLC (“Inflection”) to manage a portion of the Market Neutral portfolio.  Inflection is located at 388 Market Street, Suite 1300, San Francisco, CA 94111, and is a registered investment adviser.  Inflection provides portfolio management services to investment companies and other pooled investment vehicles.

ISF Management LLC
The Advisor has entered into a sub-advisory agreement with ISF Management LLC (“ISF”) to manage a portion of the Long/Short Equity portfolio.  ISF is located at 767 Third Avenue, 39th Floor, New York, NY 10017, and is a registered investment advisor.  ISF provides portfolio management services to investment companies and other pooled investment vehicles.

KeyPoint Capital Management, LLC
The Advisor has entered into a Sub-Advisory Agreement with KeyPoint Capital Management, LLC (“KeyPoint”) to manage a portion of the Long/Short Equity portfolio.  KeyPoint is located at 3100 Monticello Avenue, Suite 400, Dallas, TX 75205, and is a registered investment advisor. KeyPoint provides investment advice and portfolio management services to investment companies, other pooled investment vehicles and pension and profit sharing plans.

Meehan Combs, LP
The Advisor has entered into a Sub-Advisory Agreement with Meehan Combs, LP (“Meehan”) to manage a portion of the Relative Value – Long/Short Debt portfolio.  Meehan is located at 660 Steamboat Road, Greenwich, CT 06830, and is a registered investment advisor. Meehan provides investment advice and portfolio management services to pooled investment vehicles.

Table of Contents - Prospectus (Alpha Hedged, Long/Short, Managed Futures)

Nicholas Investment Partners, L.P.
The Advisor has entered into a sub-advisory agreement with Nicholas Investment Partners, L.P. (“Nicholas”) to manage a portion of the Market Neutral portfolio. Nicholas is located at 6451 El Sicomoro Street, Rancho Santa Fe, CA 92067, and is a registered investment advisor. Nicholas provides investment advice and portfolio management services to individually managed accounts for high net worth individuals, investment companies and other pooled investment vehicles.

OMT Capital Management, LLC
The Advisor has entered into a sub-advisory agreement with OMT Capital Management, LLC (“OMT”) to manage a portion of the Long/Short Equity portfolio.  OMT is located at One Montgomery Street, Suite 3300, San Francisco, CA 94104, and is a registered investment advisor.  OMT provides investment advice and portfolio management services to pension and profit sharing plans, pooled investment vehicles, businesses and corporations and separately managed accounts.

Phineus Partners L.P.
The Advisor has entered into a sub-advisory agreement with Phineus Partners L.P. (“Phineus”) to manage a portion of the Long/Short Equity portfolio.  Phineus is located at 251 Post Street, Suite 500, San Francisco, CA 94103, and is a registered investment advisor.  Phineus provides investment advice and portfolio management services to pooled investment vehicles and separately managed accounts.

Raven Rock Capital, LLC
The Advisor has entered into a sub-advisory agreement with Raven Rock Capital, LLC (“Raven Rock”) to manage a portion of the Relative Value – Long/Short Debt portfolio.  Raven Rock is located at 55 Vilcom Center, Suite 240, Chapel Hill, NC 27514, and is a registered investment adviser.  Raven Rock provides portfolio management services to investment companies and other pooled investment vehicles.

Smith Breeden Associates, Inc.
The Advisor has entered into a sub-advisory agreement with Smith Breeden Associates, Inc. (“Smith Breeden”) to manage a portion of the Relative Value – Long/Short Debt portfolio.  Smith Breeden is located at 280 South Mangum Street, Suite 301, Durham, NC 27701, and is a registered investment advisor. Smith Breeden provides investment advice, management services and portfolio management services to individually managed accounts for high net worth individuals, banking and thrift institutions, investment companies, pension and profit sharing plans, pooled investment vehicles, state and municipal government entities, foundations and insurance funds.

Table of Contents - Prospectus (Alpha Hedged, Long/Short, Managed Futures)

Sound Point Capital Management, L.P.
The Advisor has entered into a Sub-Advisory Agreement with Sound Point Capital Management, L.P. (“Sound Point”) to manage a portion of the Relative Value – Long/Short Debt portfolio.  Sound Point is located at 375 Park Avenue, 25th Floor, New York, NY 10152, and is a registered investment advisor.  Sound Point provides investment advice and portfolio management services to high net worth individuals, investment companies, other pooled investment vehicles and trusts.

SW Asset Management, LLC
The Advisor has entered into a sub-advisory agreement with SW Asset Management, LLC (“SW”) to manage a portion of the Relative Value – Long/Short Debt portfolio.  SW is located at 23 Corporate Plaza Drive, Suite 130, Newport Beach, CA 92660, and is a registered investment adviser.  SW provides portfolio management services to investment companies and other pooled investment vehicles.

Tamarack Capital Management, LLC
The Advisor has entered into a sub-advisory agreement with Tamarack Capital Management, LLC (“Tamarack”) to manage a portion of the Long/Short Equity portfolio.  Tamarack is located at 2333 State Street, Suite 102, Carlsbad, CA 92008, and is a registered investment adviser.  Tamarack provides portfolio management services to investment companies and other pooled investment vehicles.

Tiburon Capital Management, LLC
The Advisor has entered into a Sub-Advisory Agreement with Tiburon Capital Management, LLC (“Tiburon”) to manage a portion of the Event Driven portfolio.  Tiburon is located at 527 Madison Avenue, 6th Floor, New York, NY 10022, and is a registered investment advisor.  Tiburon provides investment advice and portfolio management services to pooled investment vehicles and separately managed accounts.

TWIN Capital Management, Inc.
The Advisor has entered into a Sub-Advisory Agreement with TWIN Capital Management, Inc. (“TWIN Capital”) to manage a portion of the Market Neutral portfolio.  TWIN Capital is located at 3244 Washington Road, Suite 202, McMurray, PA 15317, and is a registered investment advisor.  TWIN Capital provides investment advice, management services and portfolio management services to individually managed accounts for high net worth individuals, investment companies, pension and profit sharing plans, pooled investment vehicles, other corporate entities, and state and municipal governments.

White Oak Global Advisors, LLC
The Advisor has entered into a Sub-Advisory Agreement with White Oak Global Advisors, LLC (“White Oak”) to manage a portion of the Event Driven portfolio.  White Oak is located at 88 Kearney Street, Fourth Floor, San Francisco, CA 94108, and is a registered investment advisor.  White Oak provides investment advice and portfolio management services to pooled investment vehicles, pension and profit sharing plans, corporations and other investment advisers.

Table of Contents - Prospectus (Alpha Hedged, Long/Short, Managed Futures)

Trading Advisors

The Advisor is responsible for selecting the Trading Advisors for the Managed Futures Strategies Underlying Fund. The Trading Advisors will be engaged to trade in accordance with the Managed Futures Strategies Underlying Fund’s investment objective, policies and limitations and any investment guidelines established by the Advisor and the Board of Trustees. Each Trading Advisor will be responsible, subject to the supervision and control of the Advisor and the Board of Trustees, for the Managed Futures Strategies Underlying Fund assets it trades.

The Advisor will pay each Trading Advisor monthly an annual fee in accordance with the terms of the Trading Agreement entered into with the Trading Advisor from the 1.75% advisory fee paid to the Advisor pursuant to the Underlying Funds Trust Advisory Agreement.  The Fund is not responsible for the payment of any Trading Advisor fees.

A discussion regarding the basis for the Board of Trustees’ approval of the Trading Advisors’ Trading Agreements is available in the Underlying Fund Trust’s annual report dated December 31, 2012.

2100 Xenon Group, LLC
The Advisor has entered into a Trading Agreement with 2100 Xenon Group, LLC (“2100 Xenon”) to manage a portion of the Managed Futures Strategies portfolio.  2100 Xenon is located at 430 West Erie Street, Suite 300, Chicago, IL 60654, is a registered investment adviser and is registered as a Commodity Trading Advisor (“CTA”).  2100 Xenon provides portfolio management and trading services to individuals, including high net worth individuals, investment companies, pooled investment vehicles and corporations.

Dominion Capital Management Institutional Advisors, Inc.
The Advisor has entered into a Trading Agreement with Dominion Capital Management Institutional Advisors, Inc. (“Dominion”) to manage a portion of the Managed Futures Strategies portfolio.  Dominion is located at 12935 S. West Bayshore Dr., Suite 420, Traverse City, MI 49684, and is registered as a CTA.  Dominion provides trading services to high net worth individuals.

Northfield Trading LP
The Advisor has entered into a Trading Agreement with Northfield Trading LP (“Northfield”) to manage a portion of the Managed Futures Strategies portfolio.  Northfield is located at 3609 S. Wadsworth, Suite 250, Denver, CO 80235-2110, is a registered investment adviser and is registered as a CTA.  Northfield provides trading services to high net worth individuals and pooled investment vehicles.

Table of Contents - Prospectus (Alpha Hedged, Long/Short, Managed Futures)

Revolution Capital Management, LLC
The Advisor has entered into a Trading Agreement with Revolution Capital Management, LLC (“Revolution”) to manage a portion of the Managed Futures Strategies portfolio.  Revolution is located at 520 Zang Street, Suite 209, Broomfield, CO 80021, and is registered as a CTA.  Revolution provides trading services to high-net worth individuals and institutional investors.

PORTFOLIO MANAGERS

Mr. Michael P. Hennen, CFA
Mr. Hennen’s primary responsibilities as portfolio manager include asset allocation, portfolio construction, and manager research. Prior to joining the Advisor in 2009, Mr. Hennen was a Vice President at Morgan Stanley in the Graystone Research Group, an alternative investments advisory group within Morgan Stanley, where he led the sourcing, evaluation, execution, and monitoring of alternative investments across a variety of strategies. Before joining Morgan Stanley, Mr. Hennen was an Analyst at Morningstar in Chicago. Mr. Hennen received his Bachelor of Business Administration degree in Finance from Western Michigan University. Mr. Hennen has also earned his designation as a Chartered Financial Analyst (CFA).

Mr. Robert J. Murphy, CFA, FRM, CAIASM
Mr. Murphy’s primary responsibilities as portfolio manager include leading the portfolio management team, which includes establishing the policies and direction for the team. In addition, Mr. Murphy is responsible for the risk management of the Funds and serves as Chairman of the Investment Committee. Prior to joining Hatteras Funds, he was with Ivy Asset Management Corp. LLC, a division of BNY Mellon Asset Management, where he served as a Managing Director in the Investments Group and in the Investment Products and Strategy Group. At Ivy, Mr. Murphy was responsible for investment research and assisted with product development and portfolio management. Before joining Ivy in 2008, Mr. Murphy was a Partner and Director of Risk Management at Meridian Capital Partners, where he worked in various senior capacities since 2001. Previously, Mr. Murphy held senior fixed income investment banking positions with A.G. Edwards, Cowen & Company, Donaldson, Lufkin & Jenrette, and Bear Stearns & Co., Inc. Mr. Murphy received his Bachelor of Arts and Master of Business Administration degrees from the State University of New York at Albany. He earned his designation as a Chartered Financial Analyst (CFA) and has also earned designations as a Financial Risk Manager (FRM) and Chartered Alternative Investment Analyst (CAIA).

Table of Contents - Prospectus (Alpha Hedged, Long/Short, Managed Futures)

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Funds.

DETERMINATION OF NET ASSET VALUE

The NAV per share of each Fund will be determined at the close (generally 4:00 p.m., Eastern time) of the New York Stock Exchange (“NYSE”) on each day it is open for business and will be computed by determining the aggregate market value of all assets, based on the NAV per share of each of the Underlying Investments, of the Fund less its liabilities divided by the total number of shares outstanding.  The NYSE is closed on weekends and on New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  The determination of NAV per share for a particular day is applicable to all account applications for the purchase of shares, as well as all requests for the redemption of shares, received before the close of trading on the NYSE on that day.  If events occur during the course of a day on which a Fund determines its NAV per share which, in the Advisor’s opinion, materially affect the value of one or more portfolio securities of an Underlying Fund, these securities will be valued at their fair value as determined in good faith by the policies and procedures adopted by the Board of Trustees.  Examples of such events include, but are not limited to, securities which are not traded on a national stock exchange, and therefore closing prices are not available; securities not quoted by an independent pricing service; or securities for which current quotations are not available from other independent sources.  Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. There can be no assurance that a Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share.

Securities that are traded on more than one exchange are valued on the exchange determined by the Advisor to be the primary market. Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“Nasdaq”) Global Market System for which market quotations are readily available shall be valued using the Nasdaq Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities which are not traded in the Nasdaq Global Market System shall be valued at the most recent trade price.

Options and futures contracts listed for trading on a securities exchange or board of trade shall be valued: (a) at the last quoted price, or (b) at the mean of the last bid and asked prices. In the absence of a sale, Options not listed for trading on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean of the current bid and asked prices.

Table of Contents - Prospectus (Alpha Hedged, Long/Short, Managed Futures)

Fair value determinations may be required for the following securities: (1) securities for which market quotations are insufficient or not readily available at the valuation time on a particular business day; (2) securities for which, in the judgment of the Advisor or Sub-Advisor(s), the prices or values available do not represent the fair value of the instrument.  Factors which may cause the Advisor or Sub-Advisor(s) to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; and (3) securities determined to be illiquid in accordance with the Funds’ liquidity procedures.

Trading in Foreign Securities

Trading in foreign securities may be completed at times that vary from the closing of the NYSE.  In computing the NAV per share, a Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE.  Some foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE.  Foreign securities quoted in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service.  Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE.  If these events materially affect the value of portfolio securities, these securities will be valued at their fair value as determined in good faith by the Board of Trustees.

HOW TO PURCHASE SHARES

Certain individuals may purchase No Load and Institutional shares at NAV per share, Class A shares at NAV per share, plus the applicable sales charge, or Class C shares at NAV per share, by sending a completed account application to one of the following addresses:

Regular Mail	Express/Overnight Mail
Hatteras Alpha Hedged Strategies Fund,
Hatteras Long / Short Equity Fund, Hatteras Long / Short
Debt Fund or Hatteras Managed Futures Strategies Fund
(specify class)
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

Hatteras Alpha Hedged Strategies Fund, Hatteras
Long / Short Equity Fund, Hatteras Long / Short
Debt Fund or Hatteras Managed Futures Strategies Fund
(specify class)
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Note:
The Funds do not consider the United States Postal Service or any other independent delivery service to be their agent.  Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC’s post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent of the Funds.

Table of Contents - Prospectus (Alpha Hedged, Long/Short, Managed Futures)

No Load Shares and Institutional Class Shares
No Load and Institutional Class shares of the Funds may be purchased through a financial intermediary and are primarily intended for qualified registered investment advisers who buy through a broker-dealer or service agent who has entered into an agreement with the Funds’ Distributor or for investment plans such as “wrap accounts” which have entered into an agreement with the Funds’ Distributor.  For example, No Load and Institutional Class shares may be purchased by financial intermediaries who (i) charge their clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with a Fund’s principal underwriter to offer No Load or Institutional Class shares through their no-load network or platform. Clients of these financial intermediaries may include, but are not limited to, individuals, corporations, endowments, foundations and qualified plans (including tax-deferred retirement plans and profit sharing plans).  No Load shares are also subject to a Shareholder Servicing Fee of 0.25% of average daily net assets.  Institutional Class shares may also be purchased by other institutional investors subject to a $1 million investment minimum for all accounts.

Class A Shares
Class A shares of the Funds are retail shares that require you to pay a sales charge when you invest in a Fund unless you qualify for a reduction or waiver of the sales charge.  Class A shares are also subject to a Rule 12b-1 fee of 0.25% of average daily net assets.

If you purchase Class A shares of a Fund you will pay the public offering price (“POP”), which is the NAV next determined after your order is received, plus a sales charge (shown in percentages below) depending on the amount of your investment.  Since sales charges are reduced for Class A share purchases above certain dollar amounts, known as “breakpoint thresholds,” the POP is lower for these purchases.  The dollar amount of the sales charge is the difference between the POP of the shares purchased (based on the applicable sales charge in the table below) and the NAV of those shares.  Because of rounding in the calculation of the POP, the actual sales charge you pay may be more or less than that calculated using the percentages shown below.  The sales charge is determined as follows:

Investment Amount	Sales Charge as a % of Offering Price	Sales Charge as % of Net Amount Invested	Dealer Reallowance
Less than $100,000	4.75%	4.99%	4.25%
$100,000 but less than $250,000	3.75%	3.90%	3.50%
$250,000 but less than $500,000	2.75%	2.83%	2.50%
$500,000 but less than $1,000,000	1.75%	1.78%	1.50%
$1,000,000 and above	0.00%	0.00%	See Below

The Distributor will receive all initial sales charges for the purchase of Class A shares of a Fund without a dealer of record.

Table of Contents - Prospectus (Alpha Hedged, Long/Short, Managed Futures)

A selling broker may receive commissions on purchases of Class A shares over $1 million calculated as follows: 1.00% on purchases between $1 million and $3 million, 0.50% on amounts over $3 million but less than $5 million, and 0.25% on amounts over $5 million. The commission rate is determined based on the purchase amount combined with the current market value of existing investments in Class A shares. As shown, investors that purchase $1,000,000 or more of the Fund's Class A shares will not pay any initial sales charge on the purchase. However, purchases of $1,000,000 or more of Class A shares may be subject to a contingent deferred sales charge ("CDSC") on shares redeemed during the first 18 months after their purchase in the amount of the commissions paid on the shares redeemed, as described above.  Any applicable CDSC on Class A shares will be based on the lower of cost or current market value.

Class A Sales Charge Reductions and Waivers
You may be able to reduce the sales charge on Class A shares of a Fund based on the type of transaction, the combined market value of your accounts or intended investment, and for certain groups or classes of shareholders.  If you believe you are eligible for any of the following reductions or waivers, it is up to you to ask the selling agent or shareholder servicing agent for the reduction and to provide appropriate proof of eligibility.  The programs described below and others are explained in greater detail in the SAI.

Reinvested Distributions:  You pay no sales charges on Class A shares you buy with reinvested distributions from Class A distributions from a Fund.

Account Reinstatement:  You pay no sales charges on Class A shares you purchase with the proceeds of a redemption of Class A shares of a Fund within 120 days of the date of the redemption.  To reinvest in Class A shares at NAV (without paying a sales charge), you must notify the Fund in writing or notify your financial intermediary at the time of the transaction.

Letter of Intent (“LOI”):  By signing an LOI prior to purchase, you pay a lower sales charge now in exchange for promising to invest an amount within the next 13 months sufficient to meet one of the above breakpoint thresholds.  The investment must satisfy the initial purchase agreement.  Reinvested distributions do not count as purchases made during this period.  A Fund will hold in escrow shares equal to approximately 4.75% of the amount of shares you indicate in the LOI.  If you do not invest the amount specified in the LOI before the expiration date, the transfer agent will redeem a sufficient amount of escrowed shares to pay the difference between the reduced sales load you paid and the sales load you would have paid based on the total amount actually invested in Class A shares as of the expiration date.  Otherwise, the transfer agent will release the escrowed shares when you have invested the agreed amount.  Any shares purchased within 90 days of the date you sign the LOI may be used as credit toward completion, but the reduced sales charge will only apply to new purchases made on or after that date.

Table of Contents - Prospectus (Alpha Hedged, Long/Short, Managed Futures)

Rights of Accumulation (“ROA”):  You may combine the value at the current public offering price of Class A shares of a Fund with a new purchase of Class A shares of the Fund to reduce the sales charge on the new purchase.  The sales charge for the new shares will be figured at the rate in the table above that applies to the combined value of your currently owned shares and the amount of the new investment.  ROA allows you to combine the value of your account with the value of other eligible accounts for purposes of meeting the breakpoint thresholds above.

You may aggregate your eligible accounts with the eligible accounts of members of your immediate family to obtain a breakpoint discount.  The types of eligible accounts that may be aggregated to obtain the breakpoint discounts described above include individual accounts, joint accounts and certain IRAs.

For the purpose of obtaining a breakpoint discount, members of your “immediate family” include your spouse, child, stepchild, parent, sibling, grandchild and grandparent, in each case including in-law and adoptive relationships.  In addition, a fiduciary can count all shares purchased for a trust, estate or other fiduciary account (including one or more employee benefit plans of the same employer) that has multiple accounts.  Eligible accounts include those registered in the name of your financial intermediary through which you own shares in a Fund.

Certain groups or classes of shareholders: If you fall into any of the following categories, you can buy Class A shares at NAV without a sales charge:

•	Current and retired employees, directors/trustees and officers of:
o	The Trust;
o	The Advisor and its affiliates; and
o	Family members (spouse, domestic partner, parents, grandparents, children, grandchildren and siblings (including step and in-law)) of any of the above.

•	Any trust, pension, profit sharing or other benefit plan for current employees, directors/trustees and officers of the Advisor and its affiliates.

•	Current employees of:
o	The transfer agent;
o	Broker-dealers, (including their affiliates) who act as selling agents for the Funds/Trust; and
o	Family members (spouse, domestic partner, parents, grandparents, children, grandchildren and siblings (including step and in-law)) of any of the above.

Table of Contents - Prospectus (Alpha Hedged, Long/Short, Managed Futures)

More information regarding the Funds’ sales charges, breakpoint thresholds and waivers is available in the SAI and free of charge on the Funds’ website: hatterasfunds.com.  Click on “Breakpoints and Sales Loads.”

Class C Shares
The offering price of a Class C share is the NAV per share with no initial sales charge.  Each Fund pays a Rule 12b-1 distribution fee of 1.00% of the average daily net assets of the Fund’s Class C shares.  If you purchase Class C shares of a Fund, you will be subject to a 1.00% CDSC if you redeem your shares within 12 months of purchase.  The CDSC does not apply to the purchase of shares from the reinvestment of dividends or capital gains distributions.  Investments of $1 million or more for purchase into Class C will be rejected.  Your financial intermediary is responsible for placing individual investments of $1 million or more into Class A.

You may buy shares of a Fund by contacting the securities broker-dealer or other financial services firm who gave you this Prospectus. When you buy shares, be sure to specify whether you want Class C shares.

Distribution and Service (Rule 12b-1) Plan
The Funds have adopted a Distribution and Service Plan or “Rule 12b-1 Plan.” Under the plan, Class A and C shares pay a distribution fee of 0.25% and 1.00%, respectively, of the average daily net assets of the class to the Funds’ Distributor or certain other third parties to finance any activity which is principally intended to result in the sale of Class A or Class C shares.

Since the Funds’ assets are used to pay Rule 12b-1 fees on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.  Consequently, long-term shareholders eventually may pay more than the economic equivalent of the maximum initial charges permitted by the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Purchasing Class C Shares
Class C shares have no initial sales charge, but a Fund pays an aggregate distribution fee at the annual rate of 1.00% of average daily net assets.

Class C shares have a CDSC of 1.00% for any shares redeemed within 12 months of purchase, measured from the first day of the month in which the shares were purchased. The 1.00% charge will be assessed based on the lesser of cost or market value (which, for purposes of determining the CDSC, shares are considered sold on a first-in, first-out basis).

Minimum and Additional Investment Amounts
The minimum initial investment for individuals, IRAs, corporations, partnerships and trusts is $1,000.  The minimum for subsequent investments is $250.  Shares of the Funds are offered on a continuous basis.  The Funds, however, reserve the right, in their sole discretion, to reject any account application to purchase shares.  After you open an account, you may purchase additional shares by sending a check together with the remittance stub from your most recent confirmation statement or a note stating the name(s) on the account and the account number, to the above address.  Institutional Class shares are subject to a $1 million investment minimum for all accounts.

Table of Contents - Prospectus (Alpha Hedged, Long/Short, Managed Futures)

Waiving Your Initial Minimum Investment
The Advisor may waive the initial minimum in certain circumstances, including but not limited to the following:

•	Transfers of shares from existing accounts if the registration or beneficial owner remains the same.
•	Employees of the Advisor and its affiliates and their families.
•	Employees benefit plans sponsored by the Advisor.
•	Certain wrap programs offered by financial intermediaries.
•	Trustees of the Funds and their families.
•	Institutional clients of the Advisor.

The initial minimum investment for Institutional Class shares may also be waived for individual accounts of a financial intermediary, provided the aggregate value of such accounts invested in Institutional Class shares is at least $1 million or is anticipated by the Advisor to reach $1 million.

Make all checks payable to “Hatteras Alpha Hedged Strategies Fund, Hatteras Long / Short Equity Fund, Hatteras Long / Short Debt Fund or Hatteras Managed Futures Strategies Fund (specify class).”  All purchases by check must be in U.S. dollars drawn on a U.S. financial institution.  The Funds will not accept payment in cash or money orders.  The Funds also do not accept cashier’s checks in amounts of less than $10,000.  Also, to prevent check fraud, the Funds do not accept third-party checks, U.S. Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  If your payment is not received, your check does not clear or your electronic funds transfer via ACH is rejected, your purchase will be canceled.  The Funds are unable to accept post-dated checks, post-dated on-line bill pay checks, or any conditional order or payment.  In addition to any loss sustained by the Funds, a $25.00 charge may be imposed if your check does not clear.  Shares of the Funds have not been registered for sale outside of the United States.  The Funds generally do not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.  Shares are held in street name for the owners.  The Funds reserve the right to reject any purchase in whole or in part.

Table of Contents - Prospectus (Alpha Hedged, Long/Short, Managed Futures)

The USA PATRIOT Act requires financial institutions, including the Funds, to adopt certain policies and programs to prevent money-laundering activities, including procedures to verify the identity of customers opening new accounts.  When completing a new account application, you will be required to supply the Funds your full name, date of birth, social security number and permanent street address to assist the Funds in verifying your identity.  Mailing addresses containing only a P.O. Box will not be accepted.  Until such verification is made, the Funds may limit additional share purchases or close an account if it is unable to verify a shareholder’s identity.  As required by law, the Funds may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

If the Funds do not have a reasonable belief of the identity of a shareholder, the account application will be rejected or the shareholder will not be allowed to perform a transaction on the account until such information is received.  The Funds may also reserve the right to close the account within five business days if clarifying information/documentation is not received.

Please consult your financial advisor to determine if you are eligible to purchase shares of the Funds through a qualified financial intermediary account.

When Order is Processed
All shares will be purchased at the NAV per share, plus any applicable sales charge, next determined after the Funds receive your account application or request in good order. All requests received in good order by the Funds before 4:00 p.m. (Eastern time) will be executed on that same day. Requests received after 4:00 p.m. will be processed on the next business day.

Good Order: When making a purchase request, make sure your request is in good order. “Good order” means your purchase request includes:

•	the name of the Fund and class;
•	the dollar amount of shares to be purchased;
•	a completed account application or investment stub; and
•	check payable to Hatteras Alpha Hedged Strategies Fund, Hatteras Long / Short Equity Fund, Hatteras Long / Short Debt Fund, or Hatteras Managed Futures Strategies Fund.

Purchase through Brokers
You may invest in the Funds through brokers or agents who have entered into selling agreements with the Funds’ distributor. The brokers or agents may set their own initial and subsequent investment minimums. Investors may be charged a fee if they effect transactions through a broker or agent.  The Funds have authorized one or more brokers to receive on their behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Funds’ behalf.  The Funds will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, receives the order.  Customer orders will be priced at a Fund’s NAV per share, plus any applicable sales charge, next computed after they are received by an authorized broker or the broker’s authorized designee.  You may be charged a fee if you use a broker or agent to buy or redeem shares of the Funds.  Brokers are responsible for placing orders promptly with the Funds and for forwarding payment promptly, as well as ensuring that you receive copies of the Funds’ Prospectus.  Finally, various servicing agents use procedures and impose restrictions that may be in addition to, or different from those applicable to investors purchasing shares directly from the Funds.  You should carefully read the program materials provided to you by your servicing agent.

Table of Contents - Prospectus (Alpha Hedged, Long/Short, Managed Futures)

Telephone Purchase
Investors may purchase additional shares of the Funds by calling 1-877-569-2382.  If you accepted this option on your account application, and your account has been open for at least 15 days, telephone orders will be accepted via electronic funds transfer from your bank account through the Automated Clearing House (ACH) network.  You must have submitted a voided check to establish banking information on your account prior to making a purchase.  Each order must be in the amount of $250 or more.  Your shares will be purchased at the NAV per share, plus any applicable sales charge, calculated on the day your order is placed, provided that your order is received prior to 4:00 p.m., Eastern time.

Purchase by Wire
To open an account or to make additional investments by wire, first call 1-877-569-2382 to notify the Funds of the incoming wire using the wiring instructions below:

U.S. Bank N.A.
777 E. Wisconsin Avenue
Milwaukee, WI  53202
ABA No.  075000022
Credit:  U.S. Bancorp Fund Services, LLC
Account No.  112-952-137
Further Credit (fund name),
  (your name or the title on the account)
  (your account #)

Initial Investment – By wire
If you are making an initial investment in a Fund, before you wire funds, the Funds’ transfer agent must have a completed account application, which is included with this Prospectus.  Please contact the Funds’ transfer agent by phone to make arrangements with a telephone service representative to submit your completed account application via mail, overnight delivery, or facsimile.  Upon receipt of your completed account application, the transfer agent will establish an account for you and a service representative will contact you within 24 hours to provide an account number and wiring instructions.  You may then contact your bank to initiate the wire using the instructions you were given.  Wired funds must be received prior to 4:00 p.m., Eastern time to be eligible for same day pricing.  The Funds and U.S. Bank N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wire instructions.

Table of Contents - Prospectus (Alpha Hedged, Long/Short, Managed Futures)

For Subsequent Investments – By wire
If you are making a subsequent purchase, your bank should wire funds as indicated below.  Before each wire purchase, you should be sure to notify the transfer agent at 1-877-569-2382.  It is essential that your bank include complete information about your account in all wire instructions.  If you have questions about how to invest by wire, you may call the Funds’ transfer agent.  Your bank may charge you a fee for sending a wire payment to the Funds.  Wired funds must be received prior to 4:00 p.m., Eastern time to be eligible for same day pricing.  The Funds and U.S. Bank N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wire instructions.

U.S. Bank N.A.
777 E. Wisconsin Avenue
Milwaukee, WI 53202
ABA No. 075000022
Credit:  U.S. Bancorp Fund Services, LLC
Account No. 112-952-137
Further Credit: (fund name)
(your name/title on the account)
(account #)

Automatic Investment Plan
You may participate in the Funds’ Automatic Investment Plan, an investment plan that automatically debits money from your bank account and invests it in the Funds through the use of electronic funds transfers.  After making an initial investment of at least $1,000, you may elect to make subsequent investments by transfers of a minimum of $100 on specified days of each month into your established Fund account.  Your account application must be received 15 business days prior to the initial transaction.  Please contact the Funds at 1-877-569-2382 for more information about the Funds’ Automatic Investment Plan.  Shareholders should notify the Funds’ transfer agent of any changes to their Automatic Investment Plan at least five business days prior to the effective date.  The Automatic Investment Plan must be implemented with a financial institution that is a member of the Automated Clearing House (“ACH”).  We are unable to debit mutual fund or “pass through” accounts.  A $25 fee will be charged if your bank does not honor the AIP draft for any reason.

Table of Contents - Prospectus (Alpha Hedged, Long/Short, Managed Futures)

Householding
In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and Annual and Semi-Annual Reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-569-2382 to request individual copies of these documents.  Once the Funds receive notice to stop householding, we will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

Retirement Plans
You may purchase shares of the Funds for your individual retirement plans.  Please call the Funds at 1-877-569-2382 for the most current listing and appropriate disclosure documentation on how to open a retirement account.

Exchange Privilege
You may exchange your No Load shares of the Funds for No Load shares of any other mutual fund in the Trust, and vice versa, your Class A shares of the Funds for Class A shares of any other mutual fund in the Trust, and vice versa, your Class C shares of the Funds for Class C shares of any other mutual fund in the Trust, and vice versa and your Institutional Class shares of the Funds for Institutional Class shares of any other mutual fund in the Trust (except that exchanges may not be made into or out of the Hatteras Hedged Strategies Fund).  You should carefully read the Prospectus of the other fund before exchanging shares into that fund.  Be advised that exercising the exchange privilege consists of two transactions: a sale of shares of a fund and the purchase of shares in another.  Further, exchanges may have certain tax consequences and you could realize short- or long-term capital gains or losses.  Exchanges are generally made only between identically registered accounts unless you send written instructions with a signature guarantee requesting otherwise.  You should request your exchange prior to market close to obtain that day’s NAV per share.  Exchange requests received after the close of the NYSE will be treated as though received on the next business day.

Additionally, you may be able to convert your shares to a different share class of the same Fund that has a lower expense ratio provided certain conditions are met. This conversion feature is intended for shares held through a financial intermediary offering a fee-based or wrap fee program that has an agreement with the Advisor or the Distributor specific for this purpose. In such instance, your shares may be automatically converted under certain circumstances. No-Load shares of a Fund may be converted to Institutional Class shares of the same Fund.  Generally, Class C shares are not eligible for conversion until the applicable CDSC period has expired.  Please contact your financial intermediary for additional information. Not all share classes are available through all intermediaries.

Table of Contents - Prospectus (Alpha Hedged, Long/Short, Managed Futures)

If your shares of a Fund are converted to a different share class of the same Fund, the transaction will be based on the respective net asset value of each class as of the trade date of the conversion. Consequently, you may receive fewer shares or more shares than originally owned, depending on that day's net asset values. Your total value of the initially held shares, however, will equal the total value of the converted shares. Please contact your financial intermediary regarding the tax consequences of any conversion.

REDEMPTIONS

You may sell (redeem) your Fund shares on any day the NYSE is open for business either directly to the Funds or through your investment representative.

Written Redemption Requests
You may redeem your shares by simply sending a written request to the Funds’ transfer agent.  You should give your account number and state whether you want all or some of your shares redeemed.  The letter should be signed by all of the shareholders whose names appear on the account registration.  You should send your redemption request to:

Regular Mail	Express/Overnight Mail
Hatteras Alpha Hedged Strategies Fund,
Hatteras Long / Short Equity Fund,
Hatteras Long / Short Debt Fund or
Hatteras Managed Futures Strategies Fund
(specify class)
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

Hatteras Alpha Hedged Strategies Fund,
Hatteras Long / Short Equity Fund,
Hatteras Long / Short Debt Fund, or
Hatteras Managed Futures Strategies Fund
(specify class)
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Note
The Funds do not consider the United States Postal Service or any other independent delivery service to be their agent. Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC’s post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent of the Funds.

Redeeming by Telephone
If you accepted telephone options on your account application, you may redeem shares having a value of up to $100,000 by telephone.  The proceeds will be sent on the business day following the redemption, but no later than the seventh business day after receipt.  The proceeds can be mailed to the address designated on your account, wired or electronic funds transferred directly to your existing account in any commercial bank or brokerage firm within the United States as designated on the Funds’ transfer agent’s records.  There is a $15 charge for each wire.  There is no charge to have proceeds sent by electronic funds transfer and credit will be available in two to three business days.  To redeem by telephone, call 1-877-569-2382.  IRA accounts are not redeemable by telephone.

Table of Contents - Prospectus (Alpha Hedged, Long/Short, Managed Futures)

If you decline the options, but wish to add them at a later time, a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source will be required.

The Funds reserve the right to suspend the telephone redemption privileges with respect to your account if the name(s) or the address on the account has been changed within the previous 30 days.  Neither the Funds, U.S. Bancorp Fund Services, LLC, nor their respective affiliates will be liable for complying with telephone instructions they reasonably believe to be genuine or for any loss, damage, cost or expenses in acting on such telephone instructions and you will be required to bear the risk of any such loss.  The Funds or U.S. Bancorp Fund Services, LLC, or both, will employ reasonable procedures to determine that telephone instructions are genuine.  If the Funds and/or U.S. Bancorp Fund Services, LLC, do not employ these procedures, they may be liable to you for losses due to unauthorized or fraudulent instructions.  These procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of the transactions and/or tape recording telephone instructions.  Once a telephone transaction has been placed, it cannot be cancelled or modified.

Telephone trades must be received by or prior to market close.  During periods of high market activity, shareholders may encounter higher than usual call wait times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.

Wire Redemptions
If you request your redemption by wire transfer, you will be required to pay a $15.00 wire transfer fee to U.S. Bancorp Fund Services, LLC to cover costs associated with the transfer, but U.S. Bancorp Fund Services, LLC does not charge a fee when transferring redemption proceeds by electronic funds transfer.  In addition, your bank may impose a charge for receiving wires.

Systematic Withdrawal Plan
If your individual account, IRA or other qualified plan account has a current account value of at least $25,000, you may adopt a Systematic Withdrawal Plan (“SWP”) to provide for monthly, quarterly or annual payments.  Under the plan, payments of $500 or more can be sent by check to your address of record, or can be sent by electronic funds transfer through the Automated Clearing House (ACH) network to your pre-determined bank account.  This service may be terminated or modified by the Funds at any time.  A withdrawal under the SWP involves redemption of shares of the Funds, and may result in a gain or loss for federal income tax purposes.  In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted.  Any request to change or terminate your SWP should be communicated in writing or by telephone to the Funds’ transfer agent no later than five days before the next scheduled withdrawal.  If you wish to open a SWP, please indicate on your account application or contact the Funds at 1-877-569-2382.

Table of Contents - Prospectus (Alpha Hedged, Long/Short, Managed Futures)

When Redemptions are Sent
Once the Funds receive your redemption request in “good order” as described below, your redemption will be processed at the next determined NAV per share following receipt of your redemption request.  Proceeds will typically be sent on the next business day, but not later than the seventh day after redemption.  If you purchase shares using a check, and soon after request a redemption, the Funds will honor the redemption request, but will not mail the proceeds until your purchase check has cleared (usually within 12 days).

Good Order
Your redemption request will be processed if it is in “good order.”  To be in good order, the following conditions must be satisfied:

·	The request should be in writing, indicating the number of shares or dollar amount to be redeemed;
·	The request must identify your account number;
·	The request should be signed by you and any other person listed on the account, exactly as the shares are registered; and
·	The request should include a signature guarantee, if applicable (see section titled, “When You Need Signature Guarantees” below).

When You Need Signature Guarantees
The Funds’ transfer agent may require a signature guarantee for certain redemption requests.  A signature guarantee assures that your signature is genuine and protects you from unauthorized account transfers.

A signature guarantee is required to redeem shares in the following situations:

•	if ownership is being changed on your account;
•	when redemption proceeds are payable or sent to any person, address or bank account not on record;

Table of Contents - Prospectus (Alpha Hedged, Long/Short, Managed Futures)

•	if a change of address request was received by the transfer agent within the last 30 days; and/or
•	for redemptions over $100,000.

Non-financial transactions, including establishing or modifying certain services on an account, may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.

In addition to the situations described above, the Funds and/or the transfer agent reserve the right to require a signature guarantee or signature validation stamp in other instances based on the circumstances.

Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants from the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program.  A notary public is not an acceptable signature guarantee.

Retirement Plans
If you own an IRA or other retirement plan, you must indicate on your redemption request whether the Funds should withhold federal income tax.  Unless you elect in your redemption request that you do not want to have federal tax withheld, the redemption will be subject to 10% back-up withholding tax.

Redeeming through Broker
If shares of the Funds are held by a broker-dealer, financial institution, or other servicing agent, you must contact that servicing agent to redeem shares of the Funds. The servicing agent may charge a fee for this service.

Low Balances
If at any time your account balance falls below $1,000, the Funds may notify you that, unless the account is brought up to at least $1,000, your account could be closed.  This will not apply to any account balances that drop below $1,000 due to a decline in NAV per share.  The Funds may, within 30 days, redeem all of your shares and close your account by sending you a check to the address of record.  The Funds will not charge any redemption fee on involuntary redemptions.

Inactive Accounts
Your mutual fund account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws.

Table of Contents - Prospectus (Alpha Hedged, Long/Short, Managed Futures)

TOOLS TO COMBAT FREQUENT TRANSACTIONS

The Funds are intended for long-term investors.  The Funds discourages excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm Fund performance. While not specifically unlawful, the practice utilized by short-term traders to time their investments and redemptions of Fund shares with certain market-driven events can create substantial cash flows.  These cash flows can be disruptive to the portfolio manager’s attempts to achieve a Fund’s objectives.  Further, frequent short-term trading of Fund shares drives up a Fund’s transaction costs to the detriment of the remaining shareholders.

For these reasons, the Funds use a variety of techniques to monitor for and detect abusive trading practices. The Funds do not accommodate “market timers” and discourages excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm Fund performance.  The Board of Trustees has developed and adopted a market timing policy, which takes steps to reduce the frequency and effect of these activities in the Funds.  These steps include, monitoring trading practices, using fair value pricing, as determined by the Funds’ Board of Trustees, when the Advisor determines current market prices are not readily available.  These techniques may change from time to time as determined by the Funds in their sole discretion.

Trading Practices
Currently, the Funds reserve the right, in their sole discretion, to identify trading practices as abusive.  The Funds may deem the sale of all or a substantial portion of a shareholder’s purchase of Fund shares to be abusive. In addition, the Funds reserve the right to reject purchases and exchanges if they believe that such transactions would be inconsistent with the best interests of Fund shareholders or this policy.

The Funds monitor selected trades in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, the Funds believe that a shareholder has engaged in excessive short-term trading, it may, in its discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder’s accounts other than exchanges into a money market fund. In making such judgments, the Funds seek to act in a manner that it believes is consistent with the best interests of shareholders.

Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Funds handle, there can be no assurance that the Funds’ efforts will identify all trades or trading practices that may be considered abusive. In addition, the Funds’ ability to monitor trades that are placed by individual shareholders within group, or omnibus, accounts maintained by financial intermediaries is limited because the Funds do not have simultaneous access to the underlying shareholder account information.

Table of Contents - Prospectus (Alpha Hedged, Long/Short, Managed Futures)

In compliance with Rule 22c-2 of the 1940 Act, the Funds’ distributor, on behalf of the Funds, has entered into written agreements with each of the Fund’s financial intermediaries, under which the intermediary must, upon request, provide the Funds with certain shareholder and identity trading information so that the Funds can enforce its market timing policies.

Fair Value Pricing
The trading hours for most foreign securities end prior to the close of the New York Stock Exchange, the time each Fund’s NAV per share is calculated. The occurrence of certain events after the close of foreign markets, but prior to the close of the U.S. market (such as a significant surge or decline in the U.S. market) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, the Funds may value foreign securities at fair value, taking into account such events, when it calculates its NAV per share. Fair value determinations are made in good faith in accordance with procedures adopted by the Board of Trustees.

The Board of Trustees has also adopted procedures, which utilize fair value procedures when any assets for which reliable market quotations are not readily available or for which the Funds’ pricing service does not provide a valuation or provides a valuation that in the judgment of the Advisor does not represent fair value. The Funds may also fair value a security if a Fund or the Advisor believes that the market price is stale. Other types of securities that the Funds may hold for which fair value pricing might be required include illiquid securities including restricted securities and private placements for which there is no public market. There can be no assurance that the Funds could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which a Fund determines its NAV per share.

TAX STATUS, DIVIDENDS AND DISTRIBUTIONS

The Funds, except for the Long/Short Debt Fund which intends to distribute its investment company taxable income on a calendar quarter basis, intend to distribute substantially all of their investment company taxable income and net capital gain in December.  Distributions will be reinvested in shares of a Fund unless you elect to receive cash.  Dividends from investment company taxable income (including any excess of net short-term capital gain over net long-term capital loss) are generally taxable to investors as ordinary income or, under current law, qualified dividend income, while distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) are generally taxable as long-term capital gain, regardless of your holding period for the shares.  Any dividends or capital gain distributions you receive from a Fund will normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash.  If you elect to have dividends and/or capital gains paid in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Funds reserve the right to reinvest the distribution check into your account, at the Fund’s current NAV per share, and to reinvest all subsequent distributions.

Table of Contents - Prospectus (Alpha Hedged, Long/Short, Managed Futures)

The Funds expect that, as a result of their investment objectives and strategies, distributions will consist primarily of short-term capital gains, which are taxable as ordinary income, and under current law, qualified dividend income, depending on the source of such income to the Funds and any holding period requirements.  A portion of the ordinary income dividends paid to you by a Fund may be qualified dividends eligible for taxation at long-term capital gain rates.  Certain dividends or distributions declared in October, November or December as of a record date in such a month will be taxed to shareholders as if received in December, if they are paid during the following January.  Each year, the Funds will inform you of the amount and type of your distributions. IRAs and other qualified retirement plans are generally exempt from federal income tax with respect to an investment in a regulated investment company, if they have not funded such investment with borrowed funds.

Your redemptions, including exchanges, may result in a capital gain or loss for federal income tax purposes.  A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the amount you receive when you sell them.

For taxable years starting on or after January 1, 2013, the Health Care and Education Reconciliation Act of 2010 imposes a new 3.8% “Medicare Tax” on “net investment income” for taxpayers earning over specified amounts.  The tax is generally levied on income from interest, dividends, royalties, rents, and capital gains, but there are some exclusions and taxpayers should consult their tax advisors about the more precise definition of “net investment income” as it pertains to their particular situations.

On the account application, you will be asked to certify that your social security number or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the Internal Revenue Service (“IRS”). If you are subject to backup withholding, the IRS requires the Funds to withhold a percentage of any dividend and redemption or exchange proceeds. The Funds will reject any account application that does not include a certified social security or taxpayer identification number.

As of January 1, 2012, federal law requires that mutual fund companies report their shareholders' cost basis, gain/loss, and holding period to the IRS on the Funds’ shareholders’ Consolidated Form 1099s when “covered” securities are sold.  Covered securities are any regulated investment company and/or dividend reinvestment plan shares acquired on or after January 1, 2012.  The Funds have chosen average cost as its standing (default) tax lot identification method for all shareholders.  A tax lot identification method is the way the Funds will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time.  The Funds’ standing tax lot identification method is the method covered shares will be reported on your Consolidated Form 1099 if you do not select a specific tax lot identification method.  You may choose a method different than the Funds’ standing method and will be able to do so at the time of your purchase or upon the sale of covered shares.  Please refer to the appropriate IRS regulations or consult your tax advisor with regard to your personal circumstances.

Table of Contents - Prospectus (Alpha Hedged, Long/Short, Managed Futures)

For those securities defined as "covered" under current IRS cost basis tax reporting regulations, the Funds are responsible for maintaining accurate cost basis and tax lot information for tax reporting purposes.  The Funds are not responsible for the reliability or accuracy of the information for those securities that are not "covered."  The Funds and their service providers do not provide tax advice.  You should consult independent sources, which may include a tax professional, with respect to any decisions you may make with respect to choosing a tax lot identification method.

This summary is not intended to be and should not be construed to be legal or tax advice to any current holder of the Funds’ shares. You should consult your own tax advisors to determine the tax consequences of owning Fund shares.

IMPORTANT INFORMATION REGARDING DIVIDENDS ON SHORT SALES AND INTEREST ON FUND BORROWING

The Funds, through their investment in the Underlying Investments, use modest leverage and short-selling techniques in pursuing their strategies.  Total Annual Fund Operating Expenses include expenses paid by a Fund to vendors and its pro-rata share of such expenses paid by the Underlying Investments; also included are dividends paid out on short positions, and interest on borrowing for leverage purposes.  However, Total Annual Fund Operating Expenses exclude brokerage commissions.  Also, the short dividends expense is typically offset, in its entirety or in part, by the income derived from earnings on the cash proceeds of the short sales.  The actual impact of these expenses and income on a Fund may vary dramatically from year-to-year along with prevailing short-term interest rates, and portfolio composition and executive decisions.  Total Annual Fund Operating Expenses for a Fund, which includes the Fund’s expenses and its pro-rata share of expenses paid by the Underlying Investments (which includes an Advisory fee of 1.75% and an Operating Services fee of 0.25% for the Underlying Funds as well as acquired fund fees and expenses associated with a Fund’s investment in non-affiliated investment companies) and excludes these short dividends expense and income items, are capped contractually at the rates described above in the “Annual Fund Operating Expenses” section and the “Investment Advisor” section.

Table of Contents - Prospectus (Alpha Hedged, Long/Short, Managed Futures)

FINANCIAL HIGHLIGHTS

The financial highlights tables that follow are intended to help you understand the Funds’ financial performance for the past five years or since a share class’ commencement, as applicable.  Certain information reflects financial results for a single Fund share.  The total returns in the table represent the rate that an investor would have earned on an investment in a Fund (assuming reinvestment of all dividends and distributions).  The financial highlights below have been derived from the Funds’ financial statements.  The Funds’ financial statements have been audited by KPMG LLP, the Funds’ independent registered public accounting firm.  KPMG LLP’s report, along with the Funds’ financial statements, is included in the Funds’ Annual Report dated December 31, 2012, which is available upon request.

Table of Contents - Prospectus (Alpha Hedged, Long/Short, Managed Futures)

	No Load Class

	Year Ended December 31, 2012		Year Ended December 31, 2011		Year Ended December 31, 2010		Year Ended December 31, 2009		Year Ended December 31, 2008
HATTERAS ALPHA HEDGED STRATEGIES FUND
Per Share Data(1):
Net Asset Value, Beginning of Period	$10.48		$10.41		$10.00		$8.95		$13.30
Gain (Loss) from Investment
Operations:
Net investment income (loss)(2)	(0.22)		(0.19)		(0.12)		(0.13)		(0.16)
Net realized and unrealized gain
(loss) on investments	0.33		0.27		0.55		1.80		(4.04)
Total Gain (Loss) from Investment
Operations	0.11		0.08		0.43		1.67		(4.20)
Less Dividends and Distributions:
Net investment income	—		(0.01)		(0.02)		(0.62)		(0.13)
Net realized gains	—		—		—		—		(0.02)
Total Dividends and Distributions	—		(0.01)		(0.02)		(0.62)		(0.15)

Net Asset Value, End of Period	$10.59		$10.48		$10.41		$10.00		$8.95

Total Return	1.05%		0.76%		4.34%		18.95%		(31.63%)

Ratios/Supplemental Data:
Net assets (000’s omitted), end of
period	$221,000		$346,382		$297,715		$236,957		$314,600
Ratio of expenses including dividends
on short positions and interest
expense to average net assets:	4.84	%(3)(4)	4.62	%(3)(4)	4.78	%(3)(4)	5.97	%(3)(4)	5.84	%(3)(4)
Ratio of expenses excluding dividends
on short positions and interest
expense to average net assets:	3.99	%(3)	3.89	%(3)	3.90	%(3)	3.99	%(3)	3.99	%(3)
Ratio of net investment income (loss)
including dividends on short
positions and interest expense to average net assets:	(2.04)%		(1.76%)		(1.17%)		(1.35%)		(1.32%)
Ratio of dividends on short positions
and interest expense to average net
assets:	0.85	%(4)	0.73	%(4)	0.88	%(4)	1.98	%(4)	1.85	%(4)
Portfolio turnover rate	41%		45%		33%		54%		19%

(1)	Information presented relates to a share of capital stock outstanding for the entire period.
(2)	Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(3)
Includes expenses from the Underlying Funds Trust in which the Fund invests. For the years ended December 31, 2012, December 31, 2011, and December 31, 2010, the indirect annualized expense ratio for such expenses is 1.98%, 2.26%, and 2.91%, respectively, for the annual operating expenses, plus interest and dividends on short sales. For all other years the indirect annualized expense ratio was 3.00%.

(4)	Includes interest expense and dividends on short positions from the Underlying Funds Trust in which the Fund invests.

Table of Contents - Prospectus (Alpha Hedged, Long/Short, Managed Futures)

	Class A

	Year Ended December 31, 2012		Period from May 2, 2011 through December 31, 2011(1)
HATTERAS ALPHA HEDGED STRATEGIES FUND
Per Share Data(2):
Net Asset Value, Beginning of Period	$10.47		$10.81
Gain (Loss) from Investment Operations:
Net investment income (loss)(3)	(0.22)		(0.15)
Net realized and unrealized gain (loss) on investments	0.33		(0.18)
Total Gain (Loss) from Investment Operations	0.11		(0.33)
Less Dividends and Distributions:
Net investment income	—		(0.01)
Net realized gains	—		—
Total Dividends and Distributions	—		(0.01)

Net Asset Value, End of Period	$10.58		$10.47

Total Return	1.05%		(3.06	%)(4)

Ratios/Supplemental Data:
Net assets (000’s omitted), end of period	$11,460		$3,212
Ratio of expenses including dividends on short
positions and interest expense to average net assets:	4.84	%(6)(7)	4.79	%(5)(6)(7)
Ratio of expenses excluding dividends on short
positions and interest expense to average net assets:	3.99	%(6)	3.97	%(5)(6)
Ratio of net investment income (loss) including
dividends on short positions and interest expense to average net assets:	(2.04)%		(2.17	%)(5)
Ratio of dividends on short positions and tax
expense to average net assets:	0.85	%(7)	0.82	%(5)(7)
Portfolio turnover rate	41%		45%

(1)	The class commenced operations on May 2, 2011.
(2)	Information presented relates to a share of capital stock outstanding for the entire period.
(3)	Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(4)	Not Annualized.
(5)	Annualized.
(6)
Includes expenses from the Underlying Funds Trust in which the Fund invests. For the year ended December 31, 2012, and the period from May 2, 2011 through December 31, 2011, the indirect annualized expense ratio for such expenses was 1.98% and 1.92%, respectively, for the annual operating expenses, plus interest and dividends on short sales.

(7)	Includes interest expense and dividends on short positions from the Underlying Funds Trust in which the Fund invests.

Table of Contents - Prospectus (Alpha Hedged, Long/Short, Managed Futures)

	Class C

	Year		Year		Year		Year		Year
	Ended		Ended		Ended		Ended		Ended
	December 31,		December 31,		December 31,		December 31,		December 31,
HATTERAS ALPHA HEDGED STRATEGIES FUND	2012		2011		2010		2009		2008

Per Share Data(1):
Net Asset Value, Beginning of Period	$10.25		$10.27		$9.93		$8.88		$13.18
Gain (Loss) from Investment Operations:
Net investment income (loss)(2)	(0.29)		(0.27)		(0.19)		(0.20)		(0.24)
Net realized and unrealized gain (loss) on investments	0.32		0.26		0.53		1.79		(3.99)
Total Gain (Loss) from Investment Operations	0.03		(0.01)		0.34		1.59		(4.23)

Less Dividends and Distributions:
Net investment income	—		(0.01)		—		(0.54)		(0.06)
Net realized gains	—		—		—		—		(0.01)
Total Dividends and Distributions	—		(0.01)		—		(0.54)		(0.07)

Net Asset Value, End of Period	$10.28		$10.25		$10.27		$9.93		$8.88

Total Return	0.29%		(0.11%)		3.42%		18.13%		(32.17%)

Ratios/Supplemental Data:
Net assets (000’s omitted), end of period	$31,646		$27,242		$20,518		$22,386		$28,692

Ratio of expenses including dividends on short positions
and interest expense to average net assets:	5.59	%(3) (4)	5.44	%(3)(4)	5.53	%(3)(4)	6.72	%(3)(4)	6.59	%(3)(4)
Ratio of expenses excluding dividends on short positions
and interest expense to average net assets:	4.74	%(3)	4.71	%(3)	4.65	%(3)	4.74	%(3)	4.74	%(3)
Ratio of net investment income (loss) including dividends
on short positions and interest expense to average net assets:	(2.79)%		(2.57%)		(1.92%)		(2.10%)		(2.07%)
Ratio of dividends on short positions and interest expense
to average net assets:	0.85	%(4)	0.73	%(4)	0.88	%(4)	1.98	%(4)	1.85	%(4)
Portfolio turnover rate	41%		45%		33%		54%		19%

(1)	Information presented relates to a share of capital stock outstanding for the entire period.
(2)	Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(3)
Includes expenses from the Underlying Funds Trust in which the Fund invests. For the years ended December 31, 2012, December 31, 2011 and December 31, 2010, the indirect annualized expense ratio for such expenses is 1.98%, 2.26%, and 2.91%, respectively, for the annual operating expenses, plus interest and dividends on short sales. For all other years the indirect annualized expense ratio was 3.00%.

(4)	Includes interest expense and dividends on short positions from the Underlying Funds Trust in which the Fund invests.

Table of Contents - Prospectus (Alpha Hedged, Long/Short, Managed Futures)

	Institutional Class

	Year Ended December 31, 2012		Period from September 30, 2011 through December 31, 2011(1)
HATTERAS ALPHA HEDGED STRATEGIES FUND
Per Share Data(2):
Net Asset Value, Beginning of Period	$10.50		$10.28
Gain (Loss) from Investment Operations:
Net investment income (loss)(3)	(0.11)		(0.03)
Net realized and unrealized gain (loss) on investments	0.33		0.26
Total Gain (Loss) from Investment Operations	0.22		0.23
Less Dividends and Distributions:
Net investment income	—		(0.01)
Net realized gains	—		—
Total Dividends and Distributions	—		(0.01)

Net Asset Value, End of Period	$10.72		$10.50

Total Return	2.10%		2.23	%(4)

Ratios/Supplemental Data:
Net assets (000’s omitted), end of period	$189,889		$20,709
Ratio of expenses including dividends on short positions and interest expense
to average net assets:	3.84	%(6)(7)	3.82	%(5)(6)(7)
Ratio of expenses excluding dividends on short positions and interest expense
to average net assets:	2.99	%(6)	2.99	%(5)(6)
Ratio of net investment income (loss) including dividends on short positions and
interest expense to average net assets:	(1.04)%		(1.21	%)(5)
Ratio of dividends on short positions and
tax expense to average net assets:	0.85	%(7)	0.83	%(5)(7)
Portfolio turnover rate	41%		45%

(1)	The class commenced operations on September 30, 2011.
(2)	Information presented relates to a share of capital stock outstanding for the entire period.
(3)	Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(4)	Not Annualized.
(5)	Annualized.
(6)
Includes expenses from the Underlying Funds Trust in which the Fund invests. For the year ended December 31, 2012, and the period from September 30, 2011 through December 31, 2011, the indirect annualized expense ratio for such expenses was 1.98% and 1.92%, respectively, for the annual operating expenses, plus interest and dividends on short sales.

(7)	Includes interest expense and dividends on short positions from the Underlying Funds Trust in which the Fund invests.

Table of Contents - Prospectus (Alpha Hedged, Long/Short, Managed Futures)

	Class A

	Year ended December 31, 2012		Period from May 2, 2011 through December 31, 2011(1)
HATTERAS LONG/SHORT EQUITY FUND
Per Share Data(2):
Net Asset Value, Beginning of Period	$10.08		$10.00
Gain (Loss) from Investment Operations:
Net investment income (loss)(3)	(0.10)		(0.07)
Net realized and unrealized gain (loss) on investments	(0.02)		0.15
Total Gain (Loss) from Investment Operations	(0.12)		0.08
Less Dividends and Distributions:
Net investment income	—		—
Net realized gains	(0.21)		—
Total Dividends and Distributions	(0.21)		—

Net Asset Value, End of Period	$9.75		$10.08

Total Return	(1.17%)		0.80	%(4)

Ratios/Supplemental Data:
Net assets (000’s omitted), end of period	$1,996		$2,959
Ratio of expenses including dividends on short positions
and interest expense to average net assets:	3.99	(6)(7)	3.55	%(5)(6)(7)
Ratio of expenses excluding dividends on short positions
and interest expense to average net assets:	2.99	%(6)	2.92	%(5)(6)
Ratio of net investment income (loss) including dividends on short positions
and interest expense to average net assets	(1.03%)		(1.03	%)(5)
Ratio of dividends on short positions and interest expense
to average net assets:	1.00	%(7)	0.63	%(5)(7)
Portfolio turnover rate	22%		3%

(1)	The fund commenced operations on May 2, 2011.
(2)	Information presented relates to a share of capital stock outstanding for the entire period.
(3)	Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(4)	Not Annualized.
(5)	Annualized.
(6)
Includes expenses from the Underlying Funds Trust in which the Fund invests. For the year ended December 31, 2012, and the period from May 2, 2011 through December 31, 2011, the indirect annualized expense ratio for such expenses was 1.97% and 1.88%, respectively, for the annual operating expenses, plus interest and dividends on short sales.

(7)	Includes interest expense and dividends on short positions from the Underlying Funds Trust in which the Fund invests.

Table of Contents - Prospectus (Alpha Hedged, Long/Short, Managed Futures)

	Institutional Class

	Year Ended December 31, 2012		Period from May 2, 2011 through December 31, 2011(1)
HATTERAS LONG/SHORT EQUITY FUND
Per Share Data(2):
Net Asset Value, Beginning of Period	$10.10		$10.00
Gain (Loss) from Investment Operations:
Net investment income (loss)(3)	(0.05)		(0.03)
Net realized and unrealized gain (loss) on investments	(0.01)		0.13
Total Gain (Loss) from Investment Operations	(0.06)		0.10
Less Dividends and Distributions:
Net investment income	—		—
Net realized gains	(0.21)		—
Total Dividends and Distributions	(0.21)		—

Net Asset Value, End of Period	$9.83		$10.10

Total Return	(0.67)%		1.00	%(4)

Ratios/Supplemental Data:
Net assets (000’s omitted), end of period	$23,093		$90,501
Ratio of expenses including dividends on short positions
and interest expense to average net assets:	3.49	%(6)(7)	3.04	%(5)(6)(7)
Ratio of expenses excluding dividends on short positions
and interest expense to average net assets:	2.49	%(6)	2.41	%(5)(6)
Ratio of net investment income (loss) including dividends on short positions
and interest expense to average net assets:	(0.53)%		(0.53	)%(5)
Ratio of dividends on short positions and interest expense
to average net assets:	1.00	%(7)	0.63	%(5)(7)
Portfolio turnover rate	22%		3%

(1)	The fund commenced operations on May 2, 2011.
(2)	Information presented relates to a share of capital stock outstanding for the entire period.
(3)	Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(4)	Not Annualized.
(5)	Annualized.
(6)
Includes expenses from the Underlying Funds Trust in which the Fund invests. For the year ended December 31, 2012, and the period from May 2, 2011 through December 31, 2011, the indirect annualized expense ratio for such expenses was 1.97% and 1.88%, respectively, for the annual operating expenses, plus interest and dividends on short sales.

(7)	Includes interest expense and dividends on short positions from the Underlying Funds Trust in which the Fund invests.

Table of Contents - Prospectus (Alpha Hedged, Long/Short, Managed Futures)

	Class A

	Year Ended December 31, 2012		Period from May 2, 2011 through December 31, 2011(1)
HATTERAS LONG/SHORT DEBT FUND
Per Share Data(2):
Net Asset Value, Beginning of Period	$9.63		$10.00
Gain (Loss) from Investment Operations:
Net investment income (loss)(3)	(0.10)		(0.07)
Net realized and unrealized gain (loss) on investments	0.60		(0.30)
Total Gain (Loss) from Investment Operations	0.50		(0.37)
Less Dividends and Distributions:
Net investment income	(0.45)		—
Net realized gains	(0.30)		—
Total Dividends and Distributions	(0.75)		—

Net Asset Value, End of Period	$9.38		$9.63

Total Return	5.13%		(3.70	%)(4)

Ratios/Supplemental Data:
Net assets (000’s omitted), end of period	$8,772		$5,598
Ratio of expenses including dividends on short positions
and interest expense to average net assets:	3.54	%(6)(7)	3.31	%(5)(6)(7)
Ratio of expenses excluding dividends on short positions
and interest expense to average net assets:	2.99	%(6)	2.88	%(5)(6)
Ratio of net investment income (loss) including dividends on short positions
and interest expense to average net assets:	(1.04%)		(1.01	%)(5)
Ratio of dividends on short positions and interest expense
to average net assets:	0.55	%(7)	0.43	%(5)(7)
Portfolio turnover rate	30%		5%

(1)	The fund commenced operations on May 2, 2011.
(2)	Information presented relates to a share of capital stock outstanding for the entire period.
(3)	Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(4)	Not Annualized.
(5)	Annualized.
(6)
Includes expenses from the Underlying Funds Trust in which the Fund invests. For the year ended December 31, 2012, and the period from May 2, 2011 through December 31, 2011, the indirect annualized expense ratio for such expenses was 1.95% and 1.86%, respectively, for the annual operating expenses, plus interest and dividends on short sales.

(7)	Includes interest expense and dividends on short positions from the Underlying Funds Trust in which the Fund invests.

Table of Contents - Prospectus (Alpha Hedged, Long/Short, Managed Futures)

	Institutional Class

	Year Ended December 31, 2012		Period from May 2, 2011 through December 31, 2011(1)
HATTERAS LONG/SHORT DEBT FUND
Per Share Data(2):
Net Asset Value, Beginning of Period	$9.65		$10.00
Gain (Loss) from Investment Operations:
Net investment income (loss)(3)	(0.05)		(0.03)
Net realized and unrealized gain (loss) on investments	0.61		(0.32)
Total Gain (Loss) from Investment Operations	0.56		(0.35)
Less Dividends and Distributions:
Net investment income	(0.33)		—
Net realized gains	(0.30)		—
Total Dividends and Distributions	(0.63)		—

Net Asset Value, End of Period	$9.58		$9.65

Total Return	5.79%		(3.50	%)(4)

Ratios/Supplemental Data:
Net assets (000’s omitted), end of period	$8,894		$42,934
Ratio of expenses including dividends on short positions
and interest expense to average net assets:	3.04	%(6)(7)	2.81	%(5)(6)(7)
Ratio of expenses excluding dividends on short positions
and interest expense to average net assets:	2.49	%(6)	2.38	%(5)(6)
Ratio of net investment income (loss) including dividends on short positions
and interest expense to average net assets	(0.54%)		(0.51	%)(5)
Ratio of dividends on short positions and interest expense
to average net assets:	0.55	%(7)	0.43	%(5)(7)
Portfolio turnover rate	30%		5%

(1)	The fund commenced operations on May 2, 2011.
(2)	Information presented relates to a share of capital stock outstanding for the entire period.
(3)	Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(4)	Not Annualized.
(5)	Annualized.
(6)
Includes expenses from the Underlying Funds Trust in which the Fund invests. For the year ended December 31, 2012, and the period from May 2, 2011 through December 31, 2011, the indirect annualized expense ratio for such expenses was 1.95% and 1.86%, respectively, for the annual operating expenses, plus interest and dividends on short sales.

(7)	Includes interest expense and dividends on short positions from the Underlying Funds Trust in which the Fund invests.

Table of Contents - Prospectus (Alpha Hedged, Long/Short, Managed Futures)

	Class A

	Period from September 27, 2012 through December 31, 2012(1)
HATTERAS MANAGED FUTURES STRATEGIES FUND
Per Share Data(2):
Net Asset Value, Beginning of Period	$10.00
Gain (Loss) from Investment Operations:
Net investment income (loss) (3):	(0.10)
Net realized and unrealized gain (loss) on investments	(0.03)
Total Gain (Loss) from Investment Operations	(0.13)
Less Dividends and Distributions:
Net investment income	—
Net realized gains	—
Total Dividends and Distributions	—

Net Asset Value, End of Period	$9.87

Total Return	(1.30	)% (4)

Ratios/Supplemental Data:
Net assets (000’s omitted), end of period	$10
Ratio of expenses including dividends on short positions
and interest expense to average net assets:	5.73	%(5) (6) (7)
Ratio of expenses excluding dividends on short positions
and interest expense to average net assets:	2.90	%(5) (6)
Ratio of net investment income (loss) including dividends on short positions
and interest expense to average net assets	(3.85	) (5)
Ratio of dividends on short positions and interest expense
to average net assets:	2.83	%(5) (7)
Portfolio turnover rate	0%

(1)	The fund commenced operations on September 27, 2012.
(2)	Information presented relates to a share of capital stock outstanding for the entire period.
(3)	Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(4)	Not Annualized.
(5)	Annualized.
(6)
Includes expenses from the Underlying Funds Trust in which the Fund invests. For the period from September 27, 2012 through December 31, 2012, the indirect annualized expense ratio for such expenses is 1.81% for the annual operating expenses, plus interest and dividends on short sales.

(7)	Includes interest expense and dividends on short positions from the Underlying Funds Trust in which the Fund invests.

Table of Contents - Prospectus (Alpha Hedged, Long/Short, Managed Futures)

	Institutional Class

	Period from September 27, 2012 through December 31, 2012(1)
HATTERAS MANAGED FUTURES STRATEGIES FUND
Per Share Data(2):
Net Asset Value, Beginning of Period	$10.00
Gain (Loss) from Investment Operations:
Net investment income (loss) (3)	(0.09)
Net realized and unrealized gain (loss) on investments	(0.03)
Total Gain (Loss) from Investment Operations	(0.12)
Less Dividends and Distributions:
Net investment income	—
Net realized gains	—
Total Dividends and Distributions	—

Net Asset Value, End of Period	$9.98

Total Return	(1.20	)% (4)

Ratios/Supplemental Data:
Net assets (000’s omitted), end of period	$753
Ratio of expenses including dividends on short positions
and interest expense to average net assets:	5.23	%(5) (6) (7)
Ratio of expenses excluding dividends on short positions
and interest expense to average net assets:	2.40	%(5) (6)
Ratio of net investment income (loss) including dividends on short positions
and interest expense to average net assets	(3.35	)% (5)
Ratio of dividends on short positions and interest expense
to average net assets:	2.83	%(5) (7)
Portfolio turnover rate	0%

(1)	The fund commenced operations on September 27, 2012.
(2)	Information presented relates to a share of capital stock outstanding for the entire period.
(3)	Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(4)	Not Annualized.
(5)	Annualized.
(6)
Includes expenses from the Underlying Funds Trust in which the Fund invests. For the period from September 27, 2012 through December 31, 2012, the indirect annualized expense ratio for such expenses is 1.81% for the annual operating expenses, plus interest and dividends on short sales.

(7)	Includes interest expense and dividends on short positions from the Underlying Funds Trust in which the Fund invests.

Table of Contents - Prospectus (Alpha Hedged, Long/Short, Managed Futures)

NOTICE OF PRIVACY POLICY & PRACTICES

FACTS	WHAT DOES HATTERAS FUNDS DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•           Social Security number
•           account balances
•           account transactions
•           transaction history
•           wire transfer instructions
•           checking account information

When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons Hatteras Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Hatteras Funds share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call (919) 846-2324 or go to hatterasfunds.com

Table of Contents - Prospectus (Alpha Hedged, Long/Short, Managed Futures)
PN-1

What we do
Who is providing this notice?	Funds advised by Hatteras entities. A complete list is included below.
How does Hatteras Funds protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

How does Hatteras Funds collect my personal information?
We collect your personal information, for example, when you

▪    open an account
▪    provide account information
▪    give us your contact information
▪    make a wire transfer
▪    tell us where to send the money

We also collect your information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?
Federal law gives you the right to limit only

▪    sharing for affiliates’ everyday business purposes – information about your creditworthiness
▪    affiliates from using your information to market to you
▪    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control.  They can be financial and nonfinancial companies.

▪  Our affiliates include companies with a Hatteras name, such as Hatteras Investment Partners, LLC, Hatteras Capital Investment Management, LLC and Hatteras Alternative Mutual Funds, LLC, registered investment advisers; Hatteras Capital Distributors, LLC, a registered broker-dealer; and unregistered funds managed by Hatteras entities such as Hatteras Core Alternatives 3(c)(1) Fund, L.P., Hatteras Core Alternatives Offshore Fund, Ltd., Hatteras GPEP Fund, L.P. and Hatteras Late Stage VC Fund I, L.P.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ▪ Hatteras Funds doesn’t share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪ Hatteras Funds doesn’t jointly market.
List of funds providing this notice
Hatteras Core Alternatives Fund, L.P., Hatteras Core Alternatives TEI Fund, L.P., Hatteras Core Alternatives Institutional Fund, L.P., Hatteras Core Alternatives TEI Institutional Fund, L.P., Hatteras Global Private Equity Partners Institutional, LLC, Hatteras VC Co-Investment Fund II, LLC, Hatteras GPEP Fund II, LLC, and Hatteras Alternative Mutual Funds Trust.

Table of Contents - Prospectus (Alpha Hedged, Long/Short, Managed Futures)
PN-2

HATTERAS ALPHA HEDGED STRATEGIES FUND

HATTERAS LONG / SHORT EQUITY FUND

HATTERAS LONG / SHORT DEBT FUND

HATTERAS MANAGED FUTURES STRATEGIES FUND

Advisor	Hatteras Alternative Mutual Funds, LLC 8540 Colonnade Center Drive, Suite 401 Raleigh, NC 27615
Distributor	Hatteras Capital Distributors, LLC 8540 Colonnade Center Drive, Suite 401 Raleigh, NC 27615
Sub-distributor	Quasar Distributors, LLC 615 East Michigan Street Milwaukee, WI 53202
Legal Counsel	Blank Rome LLP 405 Lexington Avenue New York, NY 10174
Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202
Custodian	Custodial Trust Company 101 Carnegie Center Princeton, NJ 08540 U.S. Bank, N.A. 1555 N. River Center Drive, Suite 302 Milwaukee, Wisconsin 53212
Independent Registered Public Accounting Firm	KPMG LLP 777 East Wisconsin Avenue Milwaukee, WI 53202

For investors who want more information about the Funds, the following documents are available free upon request:

Statement of Additional Information (“SAI”): Additional information about the Funds is included in the SAI.  The SAI is incorporated into this prospectus by reference (i.e., legally made a part of this prospectus).  The SAI provides more details about the Funds’ policies and management.  The SAI is available free of charge on the Funds’ website at hatterasfunds.com.

Annual and Semi-Annual Reports: Additional information about the Funds’ investments will be available in the Funds’ Annual and Semi-annual reports to shareholders.  The Funds’ Annual Report will contain a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during its last fiscal year.  These reports will be available free of charge on the Funds’ website at hatterasfunds.com.
To obtain free copies of these documents or other information about the Funds, or to make shareholder inquires about the Funds, please call 1-877-569-2382. You may also write to:

Hatteras Alternative Mutual Funds Trust
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

You may review and obtain copies of Fund information at the SEC’s Public Reference Room in Washington, D.C. Please call (202) 551-8090 for information relating to the operation of the Public Reference Room. Reports and other information about the Funds is available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-1520.

Investment Company Act File No: 811-21079

Table of Contents - Prospectus (Alpha Hedged, Long/Short, Managed Futures)

Hatteras AlternativeMutual Funds
Multiple Hedge Fund Managers • Multiple Hedge Fund Strategies • Mutual Fund StructureSM

Prospectus

April 30, 2013

HATTERAS HEDGED STRATEGIES FUND
      INSTITUTIONAL CLASS: HHSIX

Investment Advisor: Hatteras Alternative Mutual Funds, LLC

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Table of Contents - Prospectus (Hedged Strategies Fund)

Table of Contents - Prospectus (Hedged Strategies Fund)

SUMMARY SECTION

Investment Objective
The Hatteras Hedged Strategies Fund (the “Fund”) seeks to achieve consistent returns with low correlation to traditional financial market indices while maintaining a high correlation to the Hedge Fund Research, Inc. (“HFRI”) Fund of Funds Composite Index.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.25%
Distribution and Service (Rule 12b-1) Fees		None
Other Expenses(1)		1.03%
Operating Services Fee	0.10%
Interest Expense and Dividends on Short Positions of Underlying Investments	0.93%
Acquired Fund Fees and Expenses		1.96%
Total Annual Fund Operating Expenses		3.24%
Less: Fee Waivers and Expense Reimbursements		-0.06%
Net Annual Fund Operating Expenses(1)		3.18%
(1)
The net fees and expenses of the Fund (which exclude brokerage commissions and portfolio trading transfer tax, interest on Fund borrowings, dividends and interest paid on short sales, taxes, acquired fund fees and expenses associated with investments in non-affiliated investment companies, litigation and other extraordinary expenses) do not exceed 2.25% of the Fund’s average daily net assets (the “Expense Cap”).  Hatteras Alternative Mutual Funds, LLC (the “Advisor”) has contractually agreed to waive all or a portion of its operating services fees and/or pay expenses of the Fund to ensure that its Net Annual Fund Operating Expenses do not exceed the Expense Cap.  The Expense Cap will remain in effect through at least April 30, 2014, and may be terminated only by the Hatteras Alternative Mutual Funds Trust’s (the “Trust”) Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Caps only in the first year).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Table of Contents - Prospectus (Hedged Strategies Fund)
2

1 Year	3 Years	5 Years	10 Years
$321	$992	$1,688	$3,536

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal period, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.

Principal Investment Strategies
As a mutual fund of funds, the Hatteras Hedged Strategies Fund pursues its investment objective by investing primarily in Long/Short Equity, Market Neutral, Relative Value – Long Short Debt and Event Driven funds (“Underlying Funds”).  The Fund invests its assets with a weighting in one or more of the Underlying Funds consistent with its objective of achieving consistent returns with low correlation to traditional financial market indices such as the S&P 500® Index, while maintaining a high correlation to the HFRI Fund of Funds Composite Index.  The Fund may also invest in other non-affiliated investment companies primarily including exchange-traded funds (“ETFs”) (collectively, with the Underlying Funds, the “Underlying Investments”).

The Fund is classified as diversified.  The Fund’s strategy to achieve its objective is to primarily invest, indirectly through its investment one or more of the Underlying Investments, its assets in publicly traded securities that afford strategic and tactical opportunities to employ hedged strategies.

Other than assets temporarily invested for defensive purposes, the Fund’s assets will be invested in one of more of the Underlying Investments and not directly in equity, debt or derivative securities.  The investment policies and restrictions with regard to investments and the associated risks set forth below and throughout this Prospectus are those of the Underlying Investments and are applicable to the Fund as a result of the Fund’s investment in the Underlying Investments.  The Fund’s performance and ability to achieve its objective relies on that of the Underlying Investments in which it invests.

The Fund has no policy with respect to the capitalization of issuers in which it may invest and thus may invest in securities of all market capitalizations (small, mid and large capitalization companies).  These securities may include common and preferred stock, and other debt instruments including convertible debt, options and futures, as well as privately negotiated options.  The Fund is not limited by maturity, duration or credit quality when investing in debt instruments.

Table of Contents - Prospectus (Hedged Strategies Fund)
3

The Fund, through its investment in the Underlying Investments, may invest in foreign securities (including those from developing countries), depositary receipts relating to foreign securities and may enter into equity, interest rate, index and currency rate swap agreements.  Derivative instruments in which the Fund may invest through its investment in the Underlying Investments include options, futures and swaps.  The Fund, indirectly through its investment in the Underlying Investments, invests in these types of instruments to both reduce risk through hedging, or to take market risk.  Through its investment in the Underlying Investments, the Fund may invest a substantial portion of its assets in securities that are not publicly traded, but that are eligible for purchase and sale by certain qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended, as well as other restricted securities.  While the Fund may invest a substantial portion of its assets in restricted securities, it may not invest more than 15% of its net assets in illiquid securities.  The Underlying Investments may also invest up to 100% of their assets in shares of other investment companies that invest in the types of securities mentioned above, including shares of ETFs.

The Advisor seeks to utilize multiple Underlying Investments, rather than a single portfolio, that employ various investment strategies whose performance is not correlated with major financial market indices.  The Advisor believes that the use of such Underlying Investments may mitigate losses in generally declining markets because the Fund will be invested in multiple Underlying Investments utilizing non-correlated strategies.  However, there can be no assurance that losses will be avoided.  Investment strategies that have historically been non-correlated or demonstrated low correlations to one another or to major world financial market indices may become correlated at certain times, such as during a liquidity crisis in global financial markets.  During such periods, certain hedging strategies may cease to function as anticipated.  Brief descriptions of the major absolute return strategies to be employed by the Underlying Investments are included in the list below.

•	Long/Short Equity - This strategy employs long and short trading in common stock and preferred stock of U.S. and foreign issuers and attempts to achieve capital appreciation.

•
Market Neutral - This strategy is designed to exploit equity market inefficiencies, which involves being simultaneously invested in long and short matched equity portfolios generally of the same size, usually in the same market and attempts to achieve capital appreciation.

•
Relative Value – Long/Short Debt - This strategy is designed to take advantage of perceived discrepancies in the market prices of certain convertible bond, common stock, fixed income and derivative securities and attempts to achieve current income, capital preservation and capital appreciation.

Table of Contents - Prospectus (Hedged Strategies Fund)
4

•	Event Driven - This strategy is designed to invest in securities whose prices are or will be impacted by a corporate event and attempts to achieve capital appreciation.

Principal Risks of Investing in the Fund
Losing all or a portion of your investment is a risk of investing in the Fund.  The following additional risks could affect the value of your investment:

•
Aggressive Investment Risks:  The Underlying Investments may employ investment strategies that involve greater risks than the strategies used by typical mutual funds, including short sales (which involve the risk of an unlimited increase in the market of the security sold short, which could result in a theoretically unlimited loss), leverage and derivative transactions. Although many of the Underlying Investments use hedged strategies, there is no assurance that hedged strategies will protect against losses or perform better than non-hedged strategies, and some Underlying Investments may use long only or short only strategies. The strategies employed by the Fund generally will emphasize hedged positions rather than non-hedged positions in securities and derivatives in an effort to protect against losses due to general movements in market prices; however, no assurance can be given that such hedging will be successful or that consistent returns will be achieved.

•
Arbitrage Trading Risks: The principal risk associated with the Underlying Investments’ arbitrage investment strategies is that the underlying relationships between securities in which the Underlying Investments take investment positions may change in an adverse manner, in which case the Underlying Investments may realize losses.

•
Short Sale/Put and Call Options Risks: The Underlying Investments may engage in various hedging practices, which entail substantial risks. For example, merger arbitrage strategies generally involve purchasing the shares of an announced acquisition target company at a discount to their expected value upon completion of the acquisition. If an acquisition is called off or otherwise not completed, each Underlying Investment may realize losses on the shares of the target company it acquired and on its short position in the acquirer’s securities. Also, options transactions involve special risks that may make it difficult or impossible to unwind a position when an Underlying Investment desires.

•
Shares of Other Investment Companies Risks: The Fund and the Underlying Investments may invest in or sell short shares of other investment companies, including ETFs as a means to pursue their investment objectives.  As a result of this policy, your cost of investing in the Fund will generally be higher than the cost of investing directly in the Underlying Investments.  You will indirectly bear fees and expenses charged by the Underlying Investments in addition to the Fund’s direct fees and expenses.  Furthermore, the use of this strategy could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.

Table of Contents - Prospectus (Hedged Strategies Fund)
5

•
Derivative Securities Risks: The Underlying Investments may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset, index, and interest rate or currency exchange rate. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Underlying Investments and therefore the Fund. The Underlying Investments could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which they are used to hedge or if the Underlying Investments are unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

•
Options and Futures Risks: The Underlying Investments may invest in options and futures contracts. The Underlying Investments also may invest in so-called “synthetic options” or other derivative instruments written by broker-dealers or other financial intermediaries. Options transactions may be effected on securities exchanges or in the over-the-counter market. When options are purchased over-the-counter, the Underlying Investments bear the risk that the counter-party that wrote the option will be unable or unwilling to perform its obligations under the option contract. Such options may also be illiquid, and in such cases, the Underlying Investments may have difficulty closing out their positions.

•
Smaller Capitalization Risks: The Underlying Investments may invest in securities without regard to market capitalization. Investments in securities of smaller companies may be subject to more abrupt or erratic market movements than larger, more established companies, because these securities typically are traded in lower volume and issuers are more typically subject to changes in earnings and future earnings prospects.

•
Credit Risk: Debt obligations are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due. There is also the risk that the securities could lose value because of a loss of confidence in the ability of the borrower to pay back debt. Non-investment grade debt—also known as “high-yield bonds” and “junk bonds”—have a higher risk of default and tend to be less liquid than higher-rated securities.

Table of Contents - Prospectus (Hedged Strategies Fund)
6

•
Interest Rate Risk: Fixed income securities are subject to the risk that the securities could lose value because of interest rate changes. For example, bonds tend to decrease in value if interest rates rise. Debt obligations with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than debt obligations with shorter maturities.

•
Swap Agreement Risks: The Underlying Investments may enter into equity, interest rate, index, credit default and currency rate swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns earned on specific assets, such as the return on, or increase in value of, a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index. A swap contract may not be assigned without the consent of the counter-party, and may result in losses in the event of a default or bankruptcy of the counter-party.

•
Foreign Securities Risks: The Underlying Investments may invest in foreign securities, foreign currency contracts and depositary receipts relating to foreign securities. Investments in foreign financial markets, including developing countries, present political, regulatory and economic risks which are significant and which may differ in kind and degree from the risks presented by investments in the U.S. financial markets. These may include changes in foreign currency exchange rates or controls, greater price volatility, differences in accounting standards and policies and in the type and nature of disclosures required to be provided by foreign issuers, substantially less liquidity, controls on foreign investment, and limitations on repatriation of invested capital. The exposure of the Underlying Investments to developing country financial markets may involve greater risk than a portfolio that invests only in developed country financial markets.

•
Illiquid Securities Risk:  Illiquid securities involve the risk that the securities will not be able to be sold at the time or prices desired by the Fund or the Underlying Investments. Illiquid securities are not readily marketable and may include some restricted securities that may be resold to qualified institutional buyers in private transactions but otherwise would not have a regular secondary trading market.

Table of Contents - Prospectus (Hedged Strategies Fund)
7

Performance
The following performance information indicates some of the risks of investing in the Fund.  The bar chart shows the Fund’s performance for one year and the table illustrates how the Fund’s average annual returns for 1 year and since inception compare with those of a broad measure of market performance.  The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.  Updated performance information is available on the Fund’s website at hatterasfunds.com/performance or by calling the Fund toll-free at 1-877-569-2382.

Calendar Year Total Returns
As of December 31, 2012
During the period of time shown in the bar chart, the Fund’s highest quarterly return was 4.06% for the quarter ended March 31, 2012, and the lowest quarterly return was -2.54% for the quarter ended June 30, 2012.

Average Annual Total Returns
For the Periods Ended December 31, 2012
	One Year	Since Inception (5/2/2011)
Return Before Taxes	3.15%	0.96%
Return After Taxes on Distributions	3.15%	0.96%
Return After Taxes on Distributions and Sale of Fund Shares	2.05%	0.81%
HFRI Fund of Funds Composite Index* (reflects no deduction for fees, expenses, or taxes)	4.73%	-1.99%

* HFRI Fund of Funds Composite Index since inception annualized return data is only available for monthly periods.  The since inception annualized return begins on 4/30/2011.

After–tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Table of Contents - Prospectus (Hedged Strategies Fund)
8

Management
Investment Advisor:  Hatteras Alternative Mutual Funds, LLC is the investment advisor of the Fund.

Portfolio Managers:  The Fund is managed by the following co-portfolio managers.

Portfolio Managers	Years of Service With the Fund	Primary Title
Michael P. Hennen, CFA	2	Director, Portfolio Management
Robert Murphy, CFA, FRM, CAIA	2	Chief Investment Officer

Purchase and Sale of Fund Shares
The Fund is currently closed to new investors, subject to certain exceptions.  If applicable, you may purchase or redeem Fund shares on any business day by written request via mail (Hatteras Hedged Strategies Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by telephone at 1-877-569-2382 or by wire.  The Fund requires a minimum investment of $150 million, and is generally available for purchase only by institutional investors such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations, as well as registered investment advisors with at least $150 million of client assets to invest in the Fund.  There are no minimum subsequent investment requirements.

Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement that does not use borrowed funds, such as a 401(k) plan or an IRA.  Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or its Advisor may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Table of Contents - Prospectus (Hedged Strategies Fund)
9

INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES, POLICIES AND
RELATED RISKS

This Prospectus contains information you should know before investing.  Please read it carefully and keep it with your investment records.

Investment Advisor
Hatteras Alternative Mutual Funds, LLC

Investment Sub-Advisors to Underlying Funds
Chartwell Investment Partners	Phineus Partners L.P.
Coe Capital Management, LLC	Raven Rock Capital, LLC
FrontFour Capital Group, LLC	Smith Breeden Associates, Inc.
GAMCO Asset Management, Inc.	Sound Point Capital Management, L.P.
Inflection Partners, LLC	SW Asset Management, LLC
ISF Management LLC	Tamarack Capital Management, LLC
KeyPoint Capital Management, LLC	Tiburon Capital Management, LLC
Meehan Combs, LP	TWIN Capital Management, Inc.
Nicholas Investment Partners, L.P.	White Oak Global Advisors, LLC
OMT Capital Management, LLC

The Trust has obtained an exemptive order from the Securities and Exchange Commission (“SEC”) that permits the Advisor, subject to approval by the Trust’s Board of Trustees, to change sub-advisors engaged by the Advisor to conduct the investment programs of the Fund without shareholder approval.

Investment Objectives
The Fund seeks to achieve consistent returns with low correlation to traditional financial market indices while maintaining a high correlation to the HFRI Fund of Funds Composite Index.  The Fund’s investment objective may be changed without shareholder approval.  The Fund will provide shareholders with 60 days’ notice before changing its investment objective.  As with any mutual fund, there can be no guarantee that the investment objective of the Fund will be achieved.

Table of Contents - Prospectus (Hedged Strategies Fund)
10

Principal Investment Strategies and Policies
To achieve its investment objective, the Fund, under normal market conditions, will primarily invest its total assets in securities that afford strategic and tactical opportunities to employ relative value and arbitrage-trading strategies in a variety of publicly traded securities.  The securities held by the Fund may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies.  The Fund seeks to achieve its objective by allocating its assets among a professionally selected group of Underlying Investments that employ a variety of investment techniques and strategies. By allocating its assets among a number of Underlying Investments, the Fund seeks to achieve its investment objective with less risk and lower volatility than if the Fund utilized a single manager or single strategy approach. The Advisor believes that allocating among dissimilar investment styles that utilize different trading strategies and securities provides greater diversification against any market or sector-related event volatility.  Such a non-correlative approach among styles is expected to mitigate near-term volatility, as volatility in one sector or style may be offset by lack of volatility or volatility in the opposite direction in another sector or style.

As a fund of funds, the Fund seeks to achieve its investment objective by investing in other affiliated mutual funds and non-affiliated investment companies, the Underlying Investments.  The Fund is classified as diversified and, therefore, is required to maintain, as to 75% of its assets, 5% or less of its assets in any single issuer, excluding U.S. Government securities and securities of other investment companies.

The Advisor seeks to utilize Underlying Investments that employ various investment strategies whose performance is not correlated with major financial market indices.  Although the Advisor believes that the use of different trading strategies and securities provides greater diversification that may mitigate losses in generally declining markets, there can be no assurance that losses will be avoided.  Investment strategies that have historically been non-correlated or demonstrated low correlation to one another or to major world financial market indices may become correlated at certain times, such as during a liquidity crisis in global financial markets.  During such periods, certain hedging strategies may cease to function as anticipated.  The major investment strategies to be employed include:

•	Long/Short Equity

•	Market Neutral

•	Relative Value – Long/Short Debt

•	Event Driven

Table of Contents - Prospectus (Hedged Strategies Fund)
11

The Underlying Funds
The Advisor selects Sub-Advisors for the Underlying Funds (the affiliated mutual funds in which the Fund invests) and allocates the assets of the Fund among its respective Sub-Advisors.  The Advisor reviews a wide range of factors in evaluating each Sub-Advisor including, but not limited to, past investment performance during various market conditions, investment strategies and processes used, structures of portfolios and risk management procedures, reputation, experience and training of key personnel, correlation of results with other Sub-Advisors, assets under management and number of clients.  As part of its due diligence process, the Advisor conducts a comprehensive review of each Sub-Advisor, its investment process and organization.  The Advisor conducts interviews with each Sub-Advisor’s key personnel, with third party references and industry sources.

Under normal circumstances the Advisor generally expects to allocate the assets of the Fund among various Underlying Funds at any given time.  The Advisor regularly evaluates each Sub-Advisor to determine whether its investment program is consistent with the investment objective of the Fund and whether its investment performance is satisfactory.  The Advisor may, subject to the approval of the Board of Trustees, change Sub-Advisors engaged by the Advisor to conduct the investment programs of the Fund without shareholder approval.

Investment Strategies of the Underlying Funds
Hatteras Alternative Mutual Funds, LLC is Advisor to the Fund, as well as to the Underlying Funds.  The following Underlying Funds may be utilized by the Fund:

Long/Short Equity Underlying Fund
This Underlying Fund’s strategy employs long and short trading in common stock, and preferred stock of U.S. and foreign issuers.  This strategy attempts to achieve capital appreciation.

Market Neutral Underlying Fund
This Underlying Fund’s strategy is designed to exploit equity market inefficiencies, which involves being simultaneously invested in long and short matched equity portfolios generally of the same size, usually in the same market.  This strategy attempts to achieve capital appreciation.

Relative Value – Long/Short Debt Underlying Fund
This Underlying Fund’s strategy is designed to take advantage of perceived discrepancies in the market prices of certain convertible bond, common stock, fixed income and derivative securities and, attempts to achieve current income, capital preservation and capital appreciation.

Table of Contents - Prospectus (Hedged Strategies Fund)
12

Event Driven Underlying Fund
This Underlying Fund’s strategy is designed to invest in securities whose prices are or will be impacted by a corporate event.  This strategy attempts to achieve capital appreciation.

Other Investment Strategies
The Fund may take temporary defensive positions in high quality, U.S. short-term debt securities or other money market instruments in response to adverse market, economic, political or other conditions.  The Underlying Investments also have the ability to employ strategies including (a) lending their portfolio securities to brokers, dealers and financial institutions; (b) borrowing money from banks or other financial institutions to purchase securities; and (c) investing in warrants, options and futures, reverse repurchase agreements, initial public offerings, restricted securities, and other investment companies.

Additional Investment Risks
In addition to the Principal Risks of the Fund listed above in the Summary Section, investing in the Fund may involve the following additional risks:

•
Securities Lending Risks: The Underlying Investments may lend securities from the portfolio to brokers, dealers and financial institutions (but not individuals) in order to increase the return on its portfolio. The principal risk of portfolio lending is potential default or insolvency of the borrower. In either of these cases, the Underlying Investments could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities.

•
Warrants Risks: The Underlying Investments may invest in warrants, which are derivative instruments that permit, but do not obligate, the holder to purchase other securities. Warrants do not carry with them any right to dividends or voting rights. A warrant ceases to have value if it is not exercised prior to its expiration date.

•
Reverse Repurchase Agreement Risks: The Underlying Investments may invest in reverse repurchase agreements, which involve a sale of a security to a bank or securities dealer and each Underlying Investment’s simultaneous agreement to repurchase the security for a fixed price, reflecting a market rate of interest, on a specific date. These transactions involve a risk that the other party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in a loss to the Underlying Investments. Reverse repurchase agreements are a form of leverage, which also may increase the volatility of the Underlying Investments.

•
Borrowing Risks: Because the Fund and the Underlying Investments may borrow money from banks or other financial institutions to purchase securities, commonly referred to as “leveraging,” the Fund’s exposure to fluctuations in the prices of these securities is increased in relation to the Fund’s capital. The Fund’s borrowing activities will exaggerate any increase or decrease in the net asset value (“NAV”) per share of the Fund. In addition, the interest which the Fund must pay on borrowed money, together with any additional fees to maintain a line of credit or any minimum average balances required to be maintained, are additional costs which will reduce or eliminate any net investment profits. Unless profits on assets acquired with borrowed funds exceed the costs of borrowing, the use of borrowing will diminish the investment performance of the Fund compared with what it would have been without borrowing.

Table of Contents - Prospectus (Hedged Strategies Fund)
13

•
High Portfolio Turnover Rate Risk: The Underlying Investments’ and the Fund’s investment strategies may result in high turnover rates.  In addition, the Underlying Investments’ and the Fund’s portfolio turnover rates may increase in response to meeting liquidity needs or increased market volatility, or both.  A high portfolio turnover rate may increase the Underlying Investments’ and respectively, the Fund’s short-term capital appreciation and increase brokerage commission costs. To the extent that the Underlying Investments and the Fund experiences an increase in brokerage commissions due to a higher turnover rate, the performance of the Underlying Investments and respectively, the Fund could be negatively impacted by the increased expenses incurred by the Underlying Investments and respectively, the Fund. Rapid portfolio turnover also exposes shareholders to a higher current realization of capital gains and this could cause you to pay higher taxes.

•
Initial Public Offerings Risks: The Underlying Investments may purchase securities of companies in initial public offerings. Special risks associated with these securities may include a limited number of shares available for trading, unseasoned trading, lack of investor knowledge of the company and limited operating history. These factors may contribute to substantial price volatility for the shares of these companies. The limited number of shares available for trading in some initial public offerings may make it more difficult for the Underlying Investments to buy or sell significant amounts of shares without unfavorable impact on prevailing market prices. Some companies in initial public offerings are involved in relatively new industries or lines of business, which may not be widely understood by investors. Some of these companies may be undercapitalized or regarded as developmental stage companies without revenues or operating income, or the near-term prospects of achieving them.

•
Restricted Securities Risks: The Underlying Investments may invest without limit in securities that are subject to restrictions on resale, such as Rule 144A securities.  Rule 144A securities are securities that have been privately placed but are eligible for purchase and sale by certain qualified institutional buyers such as the Underlying Investments under Rule 144A under the Securities Act of 1933, as amended.  Under the supervision of its Board of Trustees, the Underlying Investments will determine whether securities purchased under Rule 144A are illiquid.  The Underlying Investments are restricted to investing no more than 15% of their total assets in securities that are illiquid; that is, not readily marketable.  If it is determined that qualified institutional buyers are unwilling to purchase these securities, the percent of each Underlying Investment’s assets invested in illiquid securities would increase.

Table of Contents - Prospectus (Hedged Strategies Fund)
14

•
Real Estate Investment Trust Risks:  Investments in Real Estate Investment Trusts (“REIT(s)”) by an Underlying Investment will subject it to various risks. REIT share prices are likely to decline because of adverse developments affecting the real estate industry and real property values. In general, real estate values can be affected by a variety of factors, including supply and demand for properties, the economic health of the country or of different regions, and the strength of specific industries that rent properties. REITs often invest in highly leveraged properties.  In addition, returns from REITs, which typically are small or medium capitalization stocks, will trail returns from the overall stock market.  Furthermore, changes in interest rates may hurt real estate values or make REIT shares less attractive than other income producing investments.  REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. Qualification as a REIT under the Internal Revenue Code of 1986, as amended, in any particular year is a complex analysis that depends on a number of factors.  There can be no assurance that the entities in which an Underlying Investment invests with the expectation that they will be taxed as a REIT will qualify as a REIT. An entity that fails to qualify as a REIT would be subject to a corporate level tax, would not be entitled to a deduction for dividends paid to its shareholders and would not pass through to its shareholders the character of income earned by the entity. If the Underlying Investment were to invest in an entity that failed to qualify as a REIT, such failure could drastically reduce the Underlying Investment’s yield on that investment. REITs can be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs invest primarily in real property and earn rental income from leasing those properties. They may also realize gains or losses from the sale of properties. Equity REITs will be affected by conditions in the real estate rental market and by changes in the value of the properties they own. Mortgage REITs invest primarily in mortgages and similar real estate interests and receive interest payments from the owners of the mortgaged properties. They are paid interest by the owners of the financed properties. Mortgage REITs will be affected by changes in creditworthiness of borrowers and changes in interest rates. Hybrid REITs invest both in real property and in mortgages. Equity and mortgage REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects.

Table of Contents - Prospectus (Hedged Strategies Fund)
15

•
Healthcare/Biotechnology Sector Risks:  Companies within the healthcare and biotechnology industries invest heavily in research and development which may not necessarily lead to commercially successful products or may lead to products that become obsolete quickly.  The healthcare and biotechnology sector is also subject to increased governmental regulation which may delay or inhibit the release of new products.  Many healthcare and biotech companies are dependent upon their ability to use and enforce intellectual property rights and patents. Any impairment of such rights may have adverse financial consequences.  Healthcare and biotech stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Healthcare and biotech companies can be significantly affected by technological change and obsolescence, product liability lawsuits and consequential high insurance costs.  As a result, investments in the health and biotechnology segments include the risk that the economic prospects, and the share prices, of healthcare and biotechnology companies can fluctuate dramatically due to changes in the regulatory or competitive environments.

The Advisor continuously monitors the investment positions owned by the Fund to ensure compliance with the Fund’s investment objective and the investment restrictions detailed in its Prospectus and the Fund’s Statement of Additional Information (“SAI”).  The Advisor generally expects the Fund’s assets to be invested across various industries.

FUND OF FUNDS STRUCTURE

The Fund seeks to achieve its investment objective by allocating its assets across various investment styles through investment in one or more Underlying Investments.  Each Underlying Investment invests its assets pursuant to a different investment objective and a different investment style.  The Advisor may select from Underlying Investments based upon changing markets and risk/return characteristics.  In addition to its own expenses, the Fund bears a pro rata portion of the expenses of the Underlying Investments in which it invests.  The expenses in the Underlying Investments will include management, administrative and operational expenses, as well as those expenses related to the ongoing management of an Underlying Investment’s portfolio, such as brokerage commissions, dividends paid out on short positions and interest on borrowing for leverage purposes.  The operating expenses of the Underlying Funds, as well as the Fund, are contractually capped.  The Fund’s investment in non-affiliated investment companies will not necessarily be capped.  As a result of the affiliated structure under which the Fund operates and the capping of operating expenses of the Fund and the Underlying Funds in which the Fund primarily invests, the risk of layering fees inherent in a traditional fund of funds structure does not apply.

Table of Contents - Prospectus (Hedged Strategies Fund)
16

MASTER/FEEDER FUND STRUCTURE

As a mutual fund of funds, the Fund pursues its investment objective by investing primarily in other affiliated and non-affiliated mutual funds.  In lieu of investing directly in Underlying Investments, the Fund is authorized to seek to achieve its investment objective by converting to a Master/Feeder Fund Structure pursuant to which the Fund would invest all of its investable assets in an investment company having substantially the same investment objective and policies as such Fund. This Master investment company would then allocate its assets among one or more of the Underlying Funds.  The Master/Feeder Fund Structure is an arrangement that allows several investment companies with different shareholder-related features or distribution channels, but having substantially the same investment objective, policies and restrictions, to invest all of their assets in the same portfolio instead of managing them separately, thus achieving certain economies of scale. The SAI contains more information about the Fund, the Master/Feeder Fund Structure and the types of securities in which the Fund may invest.  The Fund is not currently operating in this structure.

PORTFOLIO HOLDINGS INFORMATION

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI.  Currently, disclosure of the Fund’s holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q.  A list of the Fund’s underlying portfolio holdings as of each calendar quarter-end is available on the Fund’s website at hatterasfunds.com/literature within 60 days after the calendar quarter-end.  The calendar quarter-end portfolio holdings for the Fund will remain posted on the website until updated with required regulatory filings with the SEC.  The Annual and Semi-Annual Reports are available by contacting Hatteras Alternative Mutual Funds Trust c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53202-0701 or calling 1-877-569-2382.

INVESTMENT ADVISOR

Hatteras Alternative Mutual Funds, LLC, 8540 Colonnade Center Drive, Suite 401, Raleigh, NC 27615, is registered as an investment advisor with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).

In order to facilitate the efficient supervision and management of the Sub-Advisors by the Advisor and the Trust’s Board of Trustees, the Trust and the Advisor applied for, and the SEC approved, an exemptive order, which is also applicable to the Underlying Funds in the Underlying Funds Trust, that permits the Advisor, subject to certain conditions and approval by the Board of Trustees, but without shareholder approval, to hire new Sub-Advisors, change the terms of particular agreements with Sub-Advisors or continue the employment of existing Sub-Advisors after events that would otherwise cause an automatic termination of a sub-advisory agreement. Within 60 days of employing a new Sub-Advisor, shareholders will receive notification of the change.

Table of Contents - Prospectus (Hedged Strategies Fund)
17

Subject to the authority of the Board of Trustees, the Advisor is responsible for the overall management of the Fund’s business affairs.  The Advisor invests the assets of the Fund, either directly or by using Sub-Advisors, according to the Fund’s investment objective, policies and restrictions.  Development of the Fund’s portfolio investment strategies and allocations to Sub-Advisors is done on a team management basis.  The Advisor furnishes at its own expense all of the necessary office facilities, equipment and personnel required for managing the assets of the Fund.

Pursuant to the investment advisory agreement by and between the Trust, on behalf of the Fund, and the Advisor (the “Advisory Agreement”), the Fund pays the Advisor an annual management fee of 0.25% of its average daily net assets. Additionally, each Underlying Fund pays a management fee of 1.75% of such Underlying Fund’s average daily net assets to the Advisor, pursuant to the Underlying Funds Trust’s investment advisory agreement with the Advisor.  The fees the Underlying Funds pay the Advisor are higher than fees typically paid by other mutual funds.  This higher fee is attributable in part to the higher expenses and the specialized skills associated with managing alternative investment strategies.  A discussion of the factors that the Board of Trustees considered in approving the Fund’s Advisory Agreement is available in the Annual Report dated December 31, 2012.

The Advisor has entered into an Operating Services Agreement, as amended (the “Services Agreement”) with the Funds to provide virtually all day-to-day services to the Funds.  The Fund pays the Advisor an annual operating services fee of 0.10% of its average daily net assets.

The Advisor has also entered into a similar operating services agreement with the Underlying Funds to provide virtually all day-to-day services to the Underlying Funds.  Each Underlying Fund pays the Advisor an annual operating services fee 0.25% of the Underlying Fund’s average daily net assets.  The combined effect of the Underlying Funds’ management fee and Services Agreement is a total annual operating expense of 2.00% for the Underlying Funds.  Because the Fund invests in the Underlying Funds, these acquired fund fees and expenses, combined with the Fund’s management fee, the Services Agreement and the operating expense limitation agreement (discussed below) result in a cap or ceiling on the Fund’s ordinary annual operating expenses at 2.25% of the Fund’s average daily net assets, excluding brokerage commissions and portfolio trading transfer tax, interest on Fund borrowings, dividends and interest paid on short sales, taxes, acquired fund fees and expenses associated with investments in non-affiliated investment companies, litigation and other extraordinary expenses.

Table of Contents - Prospectus (Hedged Strategies Fund)
18

Additionally, the Advisor will provide, or arrange to provide, essentially all day-to-day operational services to the Fund.  The Advisor pays all fees and expenses associated with the services it provides, including, but not limited to, expenses of legal compliance, shareholder communications and meetings of the shareholders. The Advisor will pay all expenses related to marketing the Funds as well as related bookkeeping expenses.

The Advisor has contractually agreed to waive its operating services fees and/or pay expenses of the Fund to ensure that the Net Annual Fund Operating Expenses (excluding brokerage commissions and portfolio trading transfer tax, interest on Fund borrowings, dividends and interest paid on short sales, taxes, acquired fund fees and expenses associated with investments in non-affiliated investment companies, litigation and other extraordinary expenses) does not exceed the annual rate of 2.25% through at least April 30, 2014.  The term of the Fund’s operating expenses limitation agreement is indefinite and it can only be terminated upon a vote of the Board of Trustees.  Any waiver in operating services fees or payment of expenses made by the Advisor may be recouped by the Advisor in subsequent fiscal years if the Advisor so requests.  This recoupment may be requested if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account the recoupment) does not exceed the applicable limitation on the Fund’s expenses.  The Advisor is permitted to recoup fee waivers and/or expense payments made in the prior three fiscal years from the date the fees were waived and/or Fund expenses were paid, subject to these limitations.  Any such recoupment is contingent upon the subsequent review and ratification of the recouped amounts by the Board of Trustees.  The Fund must pay current ordinary operating expenses before the Advisor is entitled to any recoupment of fees and/or expenses.

Interest Expense and Dividends on Short Positions
The Fund’s operating expenses include expenses attributable to interest and dividends on short sales.  Expenses attributable to interest and dividends on short sales occur when the Fund sells an equity or debt security short to gain the inverse exposure necessary to meet its investment objective. When the Fund sells a security short, the Fund borrows the security from a lender and then sells the security in the general market. The Fund is obligated to pay an amount equivalent to any dividend declared or interest paid during the duration of the short position to the lender from which the Fund borrowed the security and is obligated to record the payment of the dividend or interest as an expense. Expenses attributable to interest and dividends on short sales are not fees charged to shareholders by the Fund or any Fund service provider but are similar to transaction charges or capital expenditures related to the on-going management of the Fund’s portfolio.

Table of Contents - Prospectus (Hedged Strategies Fund)
19

INVESTMENT SUB-ADVISORS

The Advisor is responsible for selecting the Sub-Advisors to manage the Underlying Funds.  The Sub-Advisors will be engaged to manage the investments of the Underlying Funds in accordance with the Fund’s investment objective, policies and limitations and any investment guidelines established by the Advisor and the Board of Trustees.  Each Sub-Advisor will be responsible, subject to the supervision and control of the Advisor and the Board of Trustees, for the purchase, retention and sale of securities in the portion of each Underlying Fund’s investment portfolio under its management.  A discussion regarding the basis for the Board of Trustees’ approval of the Sub-Advisors’ investment advisory agreements is available in the Underlying Fund Trust’s annual report dated December 31, 2012.

In order to facilitate the efficient supervision and management of the Sub-Advisors by the Advisor and the Trustees, the Trust and the Advisor applied for, and the SEC approved, an exemptive order that permits the Advisor, subject to certain conditions and approval by the Board of Trustees but without shareholder approval, to hire new Sub-Advisors, change the terms of particular agreements with Sub-Advisors or continue the employment of existing Sub-Advisors after events that would otherwise cause an automatic termination of a sub-advisory agreement.  Within 60 days of retaining a new Sub-Advisor, shareholders will receive notification of the change.

Each of the Sub-Advisors listed below rely upon respective advisory groups for the day-to-day management of the portion of each Underlying Fund’s portfolio that they manage.  The Advisor will pay the Sub-Advisors monthly an annual fee based upon the net assets of each Underlying Fund allocated to that Sub-Advisor from the 1.75% management fee paid to the Advisor pursuant to the Underlying Funds Trust Advisory Agreement.  The Fund is not responsible for the payment of this Sub-Advisory fee.

Chartwell Investment Partners
The Advisor has entered into a sub-advisory agreement with Chartwell Investment Partners (“Chartwell”) to manage a portion of the Long/Short Equity portfolio.  Chartwell is located at 1235 Westlakes Drive, Suite 400, Berwyn, PA 19312, and is a registered investment adviser.  Chartwell provides portfolio management services to individually managed accounts for individuals, including high net worth individuals, investment companies, pension and profit sharing plans, pooled investment vehicles, charitable organizations, other corporate entities and state and municipal governments.

Table of Contents - Prospectus (Hedged Strategies Fund)
20

Coe Capital Management, LLC
The Advisor has entered into a Sub-Advisory Agreement with Coe Capital Management, LLC (“Coe”) to manage a portion of the Long/Short Equity portfolio. Coe is located at 9 Parkway North, Suite 325, Deerfield, IL 60015, and is a registered investment advisor. Coe provides investment advice and portfolio management services to individuals, including high net worth individuals, investment companies, pension and profit sharing plans, other pooled investment vehicles, charitable organizations and other investment advisers.

FrontFour Capital Group, LLC
The Advisor has entered into a sub-advisory agreement with FrontFour Capital Group, LLC (“FrontFour”) to manage a portion of the Event Driven portfolio. FrontFour is located at Two Stamford Landing, 68 Southfield Avenue, Suite 290, Stamford, CT 06902, and is a registered investment advisor.  FrontFour provides investment advice and portfolio management services to investment companies and other pooled investment vehicles.

GAMCO Asset Management, Inc.
The Advisor has entered into a sub-advisory agreement with GAMCO Asset Management, Inc. (“GAMCO”) to manage a portion of the Event Driven portfolio.  GAMCO is located at One Corporate Center, Rye, NY 10580, and is a registered investment advisor. GAMCO provides investment advice, management services and portfolio management services to individually managed accounts for high net worth individuals, investment companies, foundations, charitable organizations, pension and profit sharing plans, pooled investment vehicles, banking or thrift institutions, other corporate entities, and state and municipal governments.

Inflection Partners, LLC
The Advisor has entered into a sub-advisory agreement with Inflection Partners, LLC (“Inflection”) to manage a portion of the Market Neutral portfolio.  Inflection is located at 388 Market Street, Suite 1300, San Francisco, CA 94111, and is a registered investment adviser.  Inflection provides portfolio management services to investment companies and other pooled investment vehicles.

ISF Management LLC
The Advisor has entered into a sub-advisory agreement with ISF Management LLC (“ISF”) to manage a portion of the Long/Short Equity portfolio.  ISF is located at 767 Third Avenue, 39th Floor, New York, NY 10017, and is a registered investment advisor.  ISF provides portfolio management services to investment companies and other pooled investment vehicles.

Table of Contents - Prospectus (Hedged Strategies Fund)
21

KeyPoint Capital Management, LLC
The Advisor has entered into a Sub-Advisory Agreement with KeyPoint Capital Management, LLC (“KeyPoint”) to manage a portion of the Long/Short Equity portfolio.  KeyPoint is located at 3100 Monticello Avenue, Suite 400, Dallas, TX 75205, and is a registered investment advisor. KeyPoint provides investment advice and portfolio management services to investment companies, other pooled investment vehicles and pension and profit sharing plans.

Meehan Combs, LP
The Advisor has entered into a Sub-Advisory Agreement with Meehan Combs, LP (“Meehan”) to manage a portion of the Relative Value – Long/Short Debt portfolio.  Meehan is located at 660 Steamboat Road, Greenwich, CT 06830, and is a registered investment advisor. Meehan provides investment advice and portfolio management services to pooled investment vehicles.

Nicholas Investment Partners, L.P.
The Advisor has entered into a sub-advisory agreement with Nicholas Investment Partners, L.P. (“Nicholas”) to manage a portion of the Market Neutral portfolio. Nicholas is located at 6451 El Sicomoro Street, Rancho Santa Fe, CA 92067, and is a registered investment advisor. Nicholas provides investment advice and portfolio management services to individually managed accounts for high net worth individuals, investment companies and other pooled investment vehicles.

OMT Capital Management, LLC
The Advisor has entered into a sub-advisory agreement with OMT Capital Management, LLC (“OMT”) to manage a portion of the Long/Short Equity portfolio.  OMT is located at One Montgomery Street, Suite 3300, San Francisco, CA 94104, and is a registered investment advisor.  OMT provides investment advice and portfolio management services to pension and profit sharing plans, pooled investment vehicles, businesses and corporations and separately managed accounts.

Phineus Partners L.P.
The Advisor has entered into a sub-advisory agreement with Phineus Partners L.P. (“Phineus”) to manage a portion of the Long/Short Equity portfolio.  Phineus is located at 251 Post Street, Suite 500, San Francisco, CA 94103, and is a registered investment advisor.  Phineus provides investment advice and portfolio management services to pooled investment vehicles and separately managed accounts.

Raven Rock Capital, LLC
The Advisor has entered into a sub-advisory agreement with Raven Rock Capital, LLC (“Raven Rock”) to manage a portion of the Relative Value – Long/Short Debt portfolio.  Raven Rock is located at 55 Vilcom Center, Suite 240, Chapel Hill, NC 27514, and is a registered investment adviser.  Raven Rock provides portfolio management services to investment companies and other pooled investment vehicles.

Table of Contents - Prospectus (Hedged Strategies Fund)
22

Smith Breeden Associates, Inc.
The Advisor has entered into a sub-advisory agreement with Smith Breeden Associates, Inc. (“Smith Breeden”) to manage a portion of the Relative Value – Long/Short Debt portfolio.  Smith Breeden is located at 280 South Mangum Street, Suite 301, Durham, NC 27701, and is a registered investment advisor. Smith Breeden provides investment advice, management services and portfolio management services to individually managed accounts for high net worth individuals, banking and thrift institutions, investment companies, pension and profit sharing plans, pooled investment vehicles, state and municipal government entities foundations and insurance funds.

Sound Point Capital Management, L.P.
The Advisor has entered into a Sub-Advisory Agreement with Sound Point Capital Management, L.P. (“Sound Point”) to manage a portion of the Relative Value – Long/Short Debt portfolio.  Sound Point is located at 375 Park Avenue, 25th Floor, New York, NY 10152, and is a registered investment advisor.  Sound Point provides investment advice and portfolio management services to high net worth individuals, investment companies, other pooled investment vehicles and trusts.

SW Asset Management, LLC
The Advisor has entered into a sub-advisory agreement with SW Asset Management, LLC (“SW”) to manage a portion of the Relative Value – Long/Short Debt portfolio.  SW is located at 23 Corporate Plaza Drive, Suite 130, Newport Beach, CA 92660, and is a registered investment adviser.  SW provides portfolio management services to investment companies and other pooled investment vehicles.

Tamarack Capital Management, LLC
The Advisor has entered into a sub-advisory agreement with Tamarack Capital Management, LLC (“Tamarack”) to manage a portion of the Long/Short Equity portfolio.  Tamarack is located at 2333 State Street, Suite 102, Carlsbad, CA 92008, and is a registered investment adviser.  Tamarack provides portfolio management services to investment companies and other pooled investment vehicles.

Tiburon Capital Management, LLC
The Advisor has entered into a sub-advisory agreement with Tiburon Capital Management, LLC (“Tiburon”) to manage a portion of the Event Driven portfolio.  Tiburon is located at 527 Madison Avenue, 6th Floor, New York, NY 10022, and is a registered investment advisor.  Tiburon provides investment advice and portfolio management services to pooled investment vehicles and separately managed accounts.

Table of Contents - Prospectus (Hedged Strategies Fund)
23

TWIN Capital Management, Inc.
The Advisor has entered into a sub-advisory agreement with TWIN Capital Management, Inc. (“TWIN Capital”) to manage a portion of the Market Neutral portfolio. TWIN Capital is located at 3244 Washington Road, Suite 202, McMurray, PA 15317, and is a registered investment advisor. TWIN Capital provides investment advice, management services and portfolio management services to individually managed accounts for high net worth individuals, investment companies, pension and profit sharing plans, pooled investment vehicles, other corporate entities, and state and municipal governments.

White Oak Global Advisors, LLC
The Advisor has entered into a Sub-Advisory Agreement with White Oak Global Advisors, LLC (“White Oak”) to manage a portion of the Event Driven portfolio.  White Oak is located at 88 Kearney Street, Fourth Floor, San Francisco, CA 94108, and is a registered investment advisor.  White Oak provides investment advice and portfolio management services to pooled investment vehicles, pension and profit sharing plans, corporations and other investment advisers.

PORTFOLIO MANAGERS

Mr. Michael P. Hennen, CFA s
Mr. Hennen’s primary responsibilities as portfolio manager include asset allocation, portfolio construction, and manager research. Prior to joining the Advisor in 2009, Mr. Hennen was a Vice President at Morgan Stanley in the Graystone Research Group, an alternative investments advisory group within Morgan Stanley, where he led the sourcing, evaluation, execution, and monitoring of alternative investments across a variety of strategies. Before joining Morgan Stanley, Mr. Hennen was an Analyst at Morningstar in Chicago. Mr. Hennen received his Bachelor of Business Administration degree in Finance from Western Michigan University. Mr. Hennen has also earned his designation as a Chartered Financial Analyst (CFA).

Mr. Robert J. Murphy, CFA, FRM, CAIASM
Mr. Murphy’s primary responsibilities as portfolio manager include leading the portfolio management team, which includes establishing the policies and direction for the team. In addition, Mr. Murphy is responsible for the risk management of the Funds and serves as Chairman of the Investment Committee. Prior to joining Hatteras Funds, he was with Ivy Asset Management Corp. LLC, a division of BNY Mellon Asset Management, where he served as a Managing Director in the Investments Group and in the Investment Products and Strategy Group. At Ivy, Mr. Murphy was responsible for investment research and assisted with product development and portfolio management. Before joining Ivy in 2008, Mr. Murphy was a Partner and Director of Risk Management at Meridian Capital Partners, where he worked in various senior capacities since 2001. Previously, Mr. Murphy held senior fixed income investment banking positions with A.G. Edwards, Cowen & Company, Donaldson, Lufkin & Jenrette, and Bear Stearns & Co., Inc. Mr. Murphy received his Bachelor of Arts and Master of Business Administration degrees from the State University of New York at Albany. He earned his designation as a Chartered Financial Analyst (CFA) and has also earned designations as a Financial Risk Manager (FRM) and Chartered Alternative Investment Analyst (CAIA).

Table of Contents - Prospectus (Hedged Strategies Fund)
24

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

DETERMINATION OF NET ASSET VALUE

The NAV per share of the Fund will be determined at the close (generally 4:00 p.m., Eastern time) of the New York Stock Exchange (“NYSE”) on each day it is open for business and will be computed by determining the aggregate market value of all assets, based on the NAV per share of each of the Underlying Investments, of the Fund less its liabilities divided by the total number of shares outstanding.  The NYSE is closed on weekends and on New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  The determination of NAV per share for a particular day is applicable to all account applications for the purchase of shares, as well as all requests for the redemption of shares, received before the close of trading on the NYSE on that day.  If events occur during the course of a day on which the Fund determines its NAV per share which, in the Advisor’s opinion, materially affect the value of one or more portfolio securities of an Underlying Fund, these securities will be valued at their fair value as determined in good faith by the policies and procedures adopted by the Board of Trustees.  Examples of such events include, but are not limited to, securities which are not traded on a national stock exchange, and therefore closing prices are not available; securities not quoted by an independent pricing service; or securities for which current quotations are not available from other independent sources.  Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share.

Securities that are traded on more than one exchange are valued on the exchange determined by the Advisor to be the primary market. Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“Nasdaq”) Global Market System for which market quotations are readily available shall be valued using the Nasdaq Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities which are not traded in the Nasdaq Global Market System shall be valued at the most recent trade price.

Table of Contents - Prospectus (Hedged Strategies Fund)
25

Options and futures contracts listed for trading on a securities exchange or board of trade shall be valued: (a) at the last quoted price, or (b) at the mean of the last bid and asked prices. In the absence of a sale, Options not listed for trading on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean of the current bid and asked prices.

Fair value determinations may be required for the following securities: (1) securities for which market quotations are insufficient or not readily available at the valuation time on a particular business day; (2) securities for which, in the judgment of the Advisor or Sub-Advisor(s), the prices or values available do not represent the fair value of the instrument.  Factors which may cause the Advisor or Sub-Advisor(s) to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; and (3) securities determined to be illiquid in accordance with the Fund’s liquidity procedures.

Trading in Foreign Securities

Trading in foreign securities may be completed at times that vary from the closing of the NYSE.  In computing the NAV per share, the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE.  Some foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE.  Foreign securities quoted in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service.  Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE.  If these events materially affect the value of portfolio securities, these securities will be valued at their fair value as determined in good faith by the Board of Trustees.

HOW TO PURCHASE SHARES

Shares of the Fund are closed to new investors.  You may continue to purchase shares of the Fund, however, if one of the following situations applies:

•	Financial advisers who currently have clients invested in the Fund may continue to buy shares for existing and future clients where it is operationally and technologically feasible to do so.

Table of Contents - Prospectus (Hedged Strategies Fund)
26

•	You are an existing shareholder of the Fund (either directly or through a financial intermediary) and you:

o	Add to your account through the purchase of additional shares of the Fund; or

o	Add to your account through the reinvestment of dividends and cash distributions from shares owned in the Fund; or

o
Open a new account that is registered in your name or has the same taxpayer identification or Social Security Number assigned to it. (Includes UGMA/UTMA accounts designating you as custodian.) This applies only to individuals or organizations opening accounts for their own benefit. It does not apply to institutions opening accounts on behalf of their clients. Note to Omnibus Account Holders: If an institution maintaining an omnibus account cannot operationally support continued purchases on behalf of financial adviser clients, such institution may not continue to purchase Fund shares in such omnibus accounts for clients who are not current Fund shareholders.

•
You are a participant in a qualified defined contribution retirement plan (for example, 401(k) plans, profit sharing plans and money purchase plans), 403(b) plan or 457 plan (each, a “Plan”) that invests through existing accounts in the Fund. A Plan may open new participant accounts within the Plan. IRA transfers and rollovers from a Plan can be used to open new accounts in the Fund.

•
Accounts in the Fund opened by way of share transfer from an existing account in the Fund, provided the new account will be for the benefit of an immediate family member of the beneficial owner of the existing account, or has the same taxpayer identification number or primary mailing address as the existing account or is inherited by a non-family member or is considered a ‘charitable foundation’ related to the beneficial owner of the existing account for purposes of the Internal Revenue Code.

•	Fee-based advisory programs with centralized investment discretion that have selected the Fund as an investment option prior to the closing may continue to invest for existing and future clients.

Once an account is closed, additional investments will not be accepted unless you meet one of the criteria specified above. Management reserves the right to: (i) make additional exceptions that, in its judgment, do not adversely affect its ability to manage the Fund; (ii) reject any investment or refuse any exception, including those detailed above, that it believes will adversely affect its ability to manage the Fund; and (iii) close and re-open the Fund to new or existing shareholders at any time. You may be required to demonstrate eligibility to buy shares of the Fund before an investment is accepted.

Table of Contents - Prospectus (Hedged Strategies Fund)
27

Certain individuals may purchase shares of the Fund at NAV per share by sending a completed account application to one of the following addresses:

Regular Mail	Express/Overnight Mail
Hatteras Hedged Strategies Fund c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, Wisconsin 53201-0701	Hatteras Hedged Strategies Fund c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202

Note:
The Fund does not consider the United States Postal Service or any other independent delivery service to be their agent.  Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC’s post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent of the Fund.

Minimum and Additional Investment Amounts
The Fund requires a minimum investment of $150 million, and is generally available for purchase only by institutional investors such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations, as well as registered investment advisors with at least $150 million of client assets to invest in the Fund.  Shares of the Fund are offered on a continuous basis.  The Fund, however, reserves the right, in its sole discretion, to reject any account application to purchase shares.  After you open an account, you may purchase additional shares by sending a check together with the remittance stub from your most recent confirmation statement or a note stating the name(s) on the account and the account number, to the above address.

Make all checks payable to “Hatteras Hedged Strategies Fund.”  All purchases by check must be in U.S. dollars drawn on a U.S. financial institution.  The Fund will not accept payment in cash or money orders.  The Fund also does not accept cashier’s checks in amounts of less than $10,000.  Also, to prevent check fraud, the Fund does not accept third-party checks, U.S. Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  If your payment is not received, your check does not clear or your electronic funds transfer via ACH is rejected, your purchase will be canceled.  The Fund is unable to accept post-dated checks, post-dated on-line bill pay checks, or any conditional order or payment.  In addition to any loss sustained by the Fund, a $25.00 charge may be imposed if your check does not clear.  Shares of the Fund have not been registered for sale outside of the United States.  The Fund generally does not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.  Shares are held in street name for the owners.  The Fund reserves the right to reject any purchase in whole or in part.

Table of Contents - Prospectus (Hedged Strategies Fund)
28

The USA PATRIOT Act requires financial institutions, including the Fund, to adopt certain policies and programs to prevent money-laundering activities, including procedures to verify the identity of customers opening new accounts.  When completing a new account application, you will be required to supply the Fund your full name, date of birth, social security number and permanent street address to assist the Fund in verifying your identity.  Mailing addresses containing only a P.O. Box will not be accepted.  Until such verification is made, the Fund may limit additional share purchases or close an account if it is unable to verify a shareholder’s identity.  As required by law, the Fund may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

If the Fund does not have a reasonable belief of the identity of a shareholder, the account application will be rejected or the shareholder will not be allowed to perform a transaction on the account until such information is received.  The Fund may also reserve the right to close the account within five business days if clarifying information/documentation is not received.

When Order is Processed
All shares will be purchased at the NAV per share next determined after the Fund receives your account application or request in good order. All requests received in good order by the Fund before 4:00 p.m. (Eastern time) will be executed on that same day. Requests received after 4:00 p.m. will be processed on the next business day.

Good Order: When making a purchase request, make sure your request is in good order. “Good order” means your purchase request includes:

•	the name of the Fund;
•	the dollar amount of shares to be purchased;
•	a completed account application or investment stub; and
•	check payable to Hatteras Hedged Strategies Fund.

Purchase through Brokers
You may invest in the Fund through brokers or agents who have entered into selling agreements with the Fund’s distributor. The brokers or agents may set their own initial and subsequent investment minimums. Investors may be charged a fee if they effect transactions through a broker or agent.  The Fund has authorized one or more brokers to receive on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf.  The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, receives the order.  Customer orders will be priced at the Fund’s NAV per share next computed after they are received by an authorized broker or the broker’s authorized designee.  You may be charged a fee if you use a broker or agent to buy or redeem shares of the Fund.  Brokers are responsible for placing orders promptly with the Fund and for forwarding payment promptly, as well as ensuring that you receive copies of the Fund’s Prospectus.  Finally, various servicing agents use procedures and impose restrictions that may be in addition to, or different from those applicable to investors purchasing shares directly from the Fund.  You should carefully read the program materials provided to you by your servicing agent.

Table of Contents - Prospectus (Hedged Strategies Fund)
29

Telephone Purchase
Investors may purchase additional shares of the Fund by calling 1-877-569-2382.  If you accepted this option on your account application, and your account has been open for at least 15 days, telephone orders will be accepted via electronic funds transfer from your bank account through the Automated Clearing House (ACH) network.  You must have submitted a voided check to establish banking information on your account prior to making a purchase.  Each order must be in the amount of $100,000 or more.  Your shares will be purchased at the NAV per share calculated on the day your order is placed, provided that your order is received prior to 4:00 p.m., Eastern time.

Purchase by Wire
To open an account or to make additional investments by wire, first call 1-877-569-2382 to notify the Fund of the incoming wire using the wiring instructions below:

U.S. Bank N.A.
777 E. Wisconsin Avenue
Milwaukee, WI  53202
ABA #:  075000022
Credit:  U.S. Bancorp Fund Services, LLC
Account #:  112-952-137
Further Credit (fund name),
  (your name or the title on the account)
   (your account #)

Initial Investment – By wire
If you are making an initial investment in the Fund, before you wire funds, the Fund’s transfer agent must have a completed account application, which is included with this Prospectus.  Please contact the Fund’s transfer agent by phone to make arrangements with a telephone service representative to submit your completed account application via mail, overnight delivery, or facsimile.  Upon receipt of your completed account application, the transfer agent will establish an account for you and a service representative will contact you within 24 hours to provide an account number and wiring instructions.  You may then contact your bank to initiate the wire using the instructions you were given.  Wired funds must be received prior to 4:00 p.m., Eastern time to be eligible for same day pricing.  The Fund and U.S. Bank N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wire instructions.

Table of Contents - Prospectus (Hedged Strategies Fund)
30

For Subsequent Investments – By wire
If you are making a subsequent purchase, your bank should wire funds as indicated below.  Before each wire purchase, you should be sure to notify the transfer agent at 1-877-569-2382.  It is essential that your bank include complete information about your account in all wire instructions.  If you have questions about how to invest by wire, you may call the Fund’s transfer agent.  Your bank may charge you a fee for sending a wire payment to the Fund.  Wired funds must be received prior to 4:00 p.m., Eastern time to be eligible for same day pricing.  The Fund and U.S. Bank N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wire instructions.

U.S. Bank N.A.
777 E. Wisconsin Avenue
Milwaukee, WI 53202
ABA #: 075000022
Credit:  U.S. Bancorp Fund Services, LLC
Account #: 112-952-137
Further Credit: (fund name)
              (your name/title on the account)
              (account #)

Householding
In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and Annual and Semi-Annual Reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-569-2382 to request individual copies of these documents.  Once the Fund receives notice to stop householding, we will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

Retirement Plans
You may purchase shares of the Fund for your individual retirement plans.  Please call the Fund at 1-877-569-2382 for the most current listing and appropriate disclosure documentation on how to open a retirement account.

Table of Contents - Prospectus (Hedged Strategies Fund)
31

REDEMPTIONS

You may sell (redeem) your Fund shares on any day the NYSE is open for business either directly to the Fund or through your investment representative.

Written Redemption Requests
You may redeem your shares by simply sending a written request to the Fund’s transfer agent.  You should give your account number and state whether you want all or some of your shares redeemed.  The letter should be signed by all of the shareholders whose names appear on the account registration.  You should send your redemption request to:

Regular Mail	Express/Overnight Mail
Hatteras Hedged Strategies Fund c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, Wisconsin 53201-0701	Hatteras Hedged Strategies Fund c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202

Note
The Fund does not consider the United States Postal Service or any other independent delivery service to be their agent. Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC’s post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent of the Fund.

Redeeming by Telephone
If you accepted telephone options on your account application, you may redeem shares having a value of up to $100,000 by telephone.  The proceeds will be sent on the business day following the redemption, but no later than the seventh business day after receipt.  The proceeds can be mailed to the address designated on your account, wired or electronic funds transferred directly to your existing account in any commercial bank or brokerage firm within the United States as designated on the Fund’s transfer agent’s records.  There is a $15 charge for each wire.  There is no charge to have proceeds sent by electronic funds transfer and credit will be available in two to three business days.  To redeem by telephone, call 1-877-569-2382.  IRA accounts are not redeemable by telephone.

If you decline the options, but wish to add them at a later time, a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source will be required.

The Fund reserves the right to suspend the telephone redemption privileges with respect to your account if the name(s) or the address on the account has been changed within the previous 30 days.  Neither the Fund, U.S. Bancorp Fund Services, LLC, nor their respective affiliates will be liable for complying with telephone instructions they reasonably believe to be genuine or for any loss, damage, cost or expenses in acting on such telephone instructions and you will be required to bear the risk of any such loss.  The Fund or U.S. Bancorp Fund Services, LLC, or both, will employ reasonable procedures to determine that telephone instructions are genuine.  If the Fund and/or U.S. Bancorp Fund Services, LLC, do not employ these procedures, they may be liable to you for losses due to unauthorized or fraudulent instructions.  These procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of the transactions and/or tape recording telephone instructions.  Once a telephone transaction has been placed, it cannot be cancelled or modified.

Table of Contents - Prospectus (Hedged Strategies Fund)
32

Telephone trades must be received by or prior to market close.  During periods of high market activity, shareholders may encounter higher than usual call wait times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.

Wire Redemptions
If you request your redemption by wire transfer, you will be required to pay a $15.00 wire transfer fee to U.S. Bancorp Fund Services, LLC to cover costs associated with the transfer, but U.S. Bancorp Fund Services, LLC does not charge a fee when transferring redemption proceeds by electronic funds transfer.  In addition, your bank may impose a charge for receiving wires.

When Redemptions are Sent
Once the Fund receives your redemption request in “good order” as described below, your redemption will be processed at the next determined NAV per share following receipt of your redemption request.  Proceeds will typically be sent on the next business day, but not later than the seventh day after redemption.  If you purchase shares using a check, and soon after request a redemption, the Fund will honor the redemption request, but will not mail the proceeds until your purchase check has cleared (usually within 12 days).

Good Order
Your redemption request will be processed if it is in “good order.”  To be in good order, the following conditions must be satisfied:

•	The request should be in writing, indicating the number of shares or dollar amount to be redeemed;
•	The request must identify your account number;
•	The request should be signed by you and any other person listed on the account, exactly as the shares are registered; and
•	The request should include a signature guarantee, if applicable (see section titled, “When You Need Signature Guarantees” below).

Table of Contents - Prospectus (Hedged Strategies Fund)
33

When You Need Signature Guarantees
The Fund’s transfer agent may require a signature guarantee for certain redemption requests.  A signature guarantee assures that your signature is genuine and protects you from unauthorized account transfers.

A signature guarantee is required to redeem shares in the following situations:

•	if ownership is being changed on your account;
•	when redemption proceeds are payable or sent to any person, address or bank account not on record;
•	if a change of address request was received by the transfer agent within the last 30 days; and/or
•	for redemptions over $100,000.

Non-financial transactions, including establishing or modifying certain services on an account, may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.

In addition to the situations described above, the Fund and/or the transfer agent reserve the right to require a signature guarantee or signature validation stamp in other instances based on the circumstances.

Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants from the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program.  A notary public is not an acceptable signature guarantee.

Retirement Plans
If you own an IRA or other retirement plan, you must indicate on your redemption request whether the Fund should withhold federal income tax.  Unless you elect in your redemption request that you do not want to have federal tax withheld, the redemption will be subject to 10% backup withholding tax.

Redeeming through Broker
If shares of the Fund are held by a broker-dealer, financial institution, or other servicing agent, you must contact that servicing agent to redeem shares of the Fund. The servicing agent may charge a fee for this service.

Low Balances
If at any time your account balance falls below the Fund’s investment minimum, the Fund may notify you that, unless the account is brought up above the investment minimum, your account could be closed.  This will not apply to any account balances that drop below the investment minimum due to a decline in NAV per share.  The Fund may, within 30 days, redeem all of your shares and close your account by sending you a check to the address of record.  The Fund will not charge any redemption fee on involuntary redemptions.

Table of Contents - Prospectus (Hedged Strategies Fund)
34

Inactive Accounts
Your mutual fund account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws.

TOOLS TO COMBAT FREQUENT TRANSACTIONS

The Fund is intended for long-term investors.  The Fund discourages excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm Fund performance. While not specifically unlawful, the practice utilized by short-term traders to time their investments and redemptions of Fund shares with certain market-driven events can create substantial cash flows.  These cash flows can be disruptive to the portfolio manager’s attempts to achieve the Fund’s objectives.  Further, frequent short-term trading of Fund shares drives up the Fund’s transaction costs to the detriment of the remaining shareholders.

For these reasons, the Fund uses a variety of techniques to monitor for and detect abusive trading practices. The Fund does not accommodate “market timers” and discourages excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm Fund performance.  The Board of Trustees has developed and adopted a market timing policy, which takes steps to reduce the frequency and effect of these activities in the Fund.  These steps include, monitoring trading practices, using fair value pricing, as determined by the Fund’s Board of Trustees, when the Advisor determines current market prices are not readily available.  These techniques may change from time to time as determined by the Fund in its sole discretion.

Trading Practices
Currently, the Fund reserves the right, in its sole discretion, to identify trading practices as abusive.  The Fund may deem the sale of all or a substantial portion of a shareholder’s purchase of Fund shares to be abusive. In addition, the Fund reserves the right to reject purchases and exchanges if they believe that such transactions would be inconsistent with the best interests of Fund shareholders or this policy.

The Fund monitors selected trades in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, the Fund believes that a shareholder has engaged in excessive short-term trading, it may, in its discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder’s accounts other than exchanges into a money market fund. In making such judgments, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders.

Table of Contents - Prospectus (Hedged Strategies Fund)
35

Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Fund handles, there can be no assurance that the Fund’s efforts will identify all trades or trading practices that may be considered abusive. In addition, the Fund’s ability to monitor trades that are placed by individual shareholders within group, or omnibus, accounts maintained by financial intermediaries is limited because the Fund does not have simultaneous access to the underlying shareholder account information.

In compliance with Rule 22c-2 of the 1940 Act, the Fund’s distributor, on behalf of the Fund, has entered into written agreements with each of the Fund’s financial intermediaries, under which the intermediary must, upon request, provide the Fund with certain shareholder and identity trading information so that the Fund can enforce its market timing policies.

Fair Value Pricing
The trading hours for most foreign securities end prior to the close of the NYSE, the time the Fund’s NAV per share is calculated. The occurrence of certain events after the close of foreign markets, but prior to the close of the U.S. market (such as a significant surge or decline in the U.S. market) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, the Fund may value foreign securities at fair value, taking into account such events, when it calculates its NAV per share. Fair value determinations are made in good faith in accordance with procedures adopted by the Board of Trustees.

The Board of Trustees has also adopted procedures, which utilize fair value procedures when any assets for which reliable market quotations are not readily available or for which the Fund’s pricing service does not provide a valuation or provides a valuation that in the judgment of the Advisor does not represent fair value. The Fund may also fair value a security if the Fund or the Advisor believes that the market price is stale. Other types of securities that the Fund may hold for which fair pricing might be required include illiquid securities including restricted securities and private placements for which there is no public market. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share.

Table of Contents - Prospectus (Hedged Strategies Fund)
36

TAX STATUS, DIVIDENDS AND DISTRIBUTIONS

The Fund intends to distribute substantially all of its investment company taxable income and net capital gain in December.  Distributions will be reinvested in shares of the Fund unless you elect to receive cash.  Dividends from investment company taxable income (including any excess of net short-term capital gain over net long-term capital loss) are generally taxable to investors as ordinary income or, under current law, qualified dividend income, while distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) are generally taxable as long-term capital gain, regardless of your holding period for the shares.  Any dividends or capital gain distributions you receive from the Fund will normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash.  If you elect to have dividends and/or capital gains paid in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Fund reserves the right to reinvest the distribution check into your account, at the Fund’s current NAV per share, and to reinvest all subsequent distributions.

The Fund expects that, as a result of its investment objectives and strategies, its distributions will consist primarily of short-term capital gains, which are taxable as ordinary income or, under current law, qualified dividend income, depending on the source of such income to the Fund and any holding period requirements.  A portion of the ordinary income dividends paid to you by the Fund may be qualified dividends eligible for taxation at long-term capital gain rates.  Certain dividends or distributions declared in October, November or December as of a record date in such a month will be taxed to shareholders as if received in December, if they are paid during the following January.  Each year the Fund will inform you of the amount and type of your distributions. IRAs and other qualified retirement plans are generally exempt from federal income tax with respect to an investment in a regulated investment company, if they have not funded such investment with borrowed funds.

Your redemptions, including exchanges, may result in a capital gain or loss for federal income tax purposes.  A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the amount you receive when you sell them.

For taxable years starting on or after January 1, 2013, the Health Care and Education Reconciliation Act of 2010 imposes a new 3.8% “Medicare Tax” on “net investment income” for taxpayers earning over specified amounts.  The tax is generally levied on income from interest, dividends, royalties, rents, and capital gains, but there are some exclusions and taxpayers should consult their tax advisors about the more precise definition of “net investment income” as it pertains to their particular situations.

Table of Contents - Prospectus (Hedged Strategies Fund)
37

On the account application, you will be asked to certify that your social security number or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to backup withholding, the IRS requires the Fund to withhold a percentage of any dividend and redemption or exchange proceeds. The Fund will reject any account application that does not include a certified social security or taxpayer identification number.

As of January 1, 2012, federal law requires that mutual fund companies report their shareholders' cost basis, gain/loss, and holding period to the IRS on the Fund’s shareholders’ Consolidated Form 1099s when “covered” securities are sold.  Covered securities are any regulated investment company and/or dividend reinvestment plan shares acquired on or after January 1, 2012.  The Fund has chosen average cost as its standing (default) tax lot identification method for all shareholders.  A tax lot identification method is the way the Fund will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time.  The Fund’s standing tax lot identification method is the method covered shares will be reported on your Consolidated Form 1099 if you do not select a specific tax lot identification method.  You may choose a method different than the Fund’s standing method and will be able to do so at the time of your purchase or upon the sale of covered shares.  Please refer to the appropriate IRS regulations or consult your tax advisor with regard to your personal circumstances.

For those securities defined as "covered" under current IRS cost basis tax reporting regulations, the Fund is responsible for maintaining accurate cost basis and tax lot information for tax reporting purposes.  The Fund is not responsible for the reliability or accuracy of the information for those securities that are not "covered."  The Fund and its service providers do not provide tax advice.  You should consult independent sources, which may include a tax professional, with respect to any decisions you may make with respect to choosing a tax lot identification method.

This summary is not intended to be and should not be construed to be legal or tax advice to any current holder of the Fund’s shares. You should consult your own tax advisors to determine the tax consequences of owning Fund shares.

IMPORTANT INFORMATION REGARDING DIVIDENDS ON SHORT SALES AND INTEREST
ON FUND BORROWING

The Fund, through its investment in affiliated Underlying Investments, uses modest leverage and short-selling techniques in pursuing its strategies.  Total Annual Fund Operating Expenses includes expenses paid by the Fund to vendors and its pro-rata share of such expenses paid by the Underlying Investments; also included are dividends paid out on short positions, and interest on borrowing for leverage purposes.  However, Total Annual Fund Operating Expenses excludes brokerage commissions.

Table of Contents - Prospectus (Hedged Strategies Fund)
38

Also, the short dividends expense is typically offset, in its entirety or in part, by the income derived from earnings on the cash proceeds of the short sales.  The actual impact of these expenses and income on the Fund may vary dramatically from year-to-year along with prevailing short-term interest rates, and portfolio composition and executive decisions.  Total Annual Fund Operating Expenses for the Fund, which includes the Fund’s expenses and its pro-rata share of expenses paid by the Underlying Investments (which includes an Advisory fee of 1.75% and an Operating Services fee of 0.25% for the Underlying Funds as well as acquired fund fees and expenses associated with the Fund’s investment in non-affiliated investment companies) and excludes these short dividends expense and income items, are capped contractually at the rates described above in the “Annual Fund Operating Expenses” section and the “Investment Advisor” section.

Table of Contents - Prospectus (Hedged Strategies Fund)
39

FINANCIAL HIGHLIGHTS

The financial highlights table that follows is intended to help you understand the Fund’s Institutional Class shares’ financial performance since commencement. Certain information reflects financial results for a single Fund share.  The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions).  The financial highlights below have been derived from the Fund’s financial statements.  The Fund’s financial statements have been audited by KPMG LLP, the Fund’s independent registered public accounting firm.  KPMG LLP’s report, along with the Fund’s financial statements, is included in the Fund’s Annual Report dated December 31, 2012, which is available upon request.

Table of Contents - Prospectus (Hedged Strategies Fund)
40

Institutional Class
	Year ended December 31, 2012		Period from May 2, 2011 through December 31, 2011(1)
HATTERAS HEDGED STRATEGIES FUND
Per Share Data(2):
Net Asset Value, Beginning of Period	$9.85		$10.00
Gain (Loss) from Investment Operations:
Net investment income (loss)(3)	(0.03)		(0.02)
Net realized and unrealized gain (loss) on investments	0.34		(0.13)
Total Gain (Loss) from Investment Operations	0.31		(0.15)
Less Dividends and Distributions:
Net investment income	—		—
Net realized gains	—		—
Total Dividends and Distributions	—		—

Net Asset Value, End of Period	$10.16		$9.85

Total Return	3.15%		(1.50	%)(4)

Ratios/Supplemental Data:
Net assets (000’s omitted), end of period	$140,304		$36,961
Ratio of expenses including dividends on short positions
and interest expense to average net assets:	3.18	%(6)(7)	2.97	%(5)(6)(7)
Ratio of expenses excluding dividends on short positions
and interest expense to average net assets:	2.25	%(6)	2.21	%(5)(6)
Ratio of net investment income (loss) including dividends on short positions
and interest expense to average net assets	(0.29%)		(0.29	%)(5)
Ratio of dividends on short positions and interest expense
to average net assets:	0.93	%(7)	0.76	%(5)(7)
Portfolio turnover rate	16%		8%

(1)	The fund commenced operations on May 2, 2011.
(2)	Information presented relates to a share of capital stock outstanding for the entire period.
(3)	Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(4)	Not Annualized.
(5)	Annualized.
(6)
Includes expenses from the Underlying Funds Trust in which the Fund invests. For the year ended December 31, 2012, and the period from May 2, 2011 through December 31, 2011, the indirect annualized expense ratio for such expenses was 1.96% and 1.92%, respectively, for the annual operating expenses, plus interest and dividends on short sales.

(7)	Includes interest expense and dividends on short positions from the Underlying Funds Trust in which the Fund invests.

Table of Contents - Prospectus (Hedged Strategies Fund)
41

NOTICE OF PRIVACY POLICY & PRACTICES

FACTS	WHAT DOES HATTERAS FUNDS DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•   Social Security number
•   account balances
•   account transactions
•   transaction history
•   wire transfer instructions
•   checking account information

When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers ' personal information; the reasons Hatteras Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Hatteras Funds share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call (919) 846-2324 or go to hatterasfunds.com

Table of Contents - Prospectus (Hedged Strategies Fund)
PN-1

What we do
Who is providing this notice?	Funds advised by Hatteras entities. A complete list is included below.
How does Hatteras Funds protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

How does Hatteras Funds collect my personal information?
We collect your personal information, for example, when you

▪      open an account
▪      provide account information
▪      give us your contact information
▪      make a wire transfer
▪      tell us where to send the money

We also collect your information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?
Federal law gives you the right to limit only

▪      sharing for affiliates’ everyday business purposes – information about your creditworthiness
▪      affiliates from using your information to market to you
▪      sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control.  They can be financial and nonfinancial companies.

▪      Our affiliates include companies with a Hatteras name, such as Hatteras Investment Partners, LLC, Hatteras Capital Investment Management, LLC and Hatteras Alternative Mutual Funds, LLC, registered investment advisers; Hatteras Capital Distributors, LLC, a registered broker-dealer; and unregistered funds managed by Hatteras entities such as Hatteras Core Alternatives 3(c)(1) Fund, L.P., Hatteras Core Alternatives Offshore Fund, Ltd., Hatteras GPEP Fund, L.P. and Hatteras Late Stage VC Fund I, L.P.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ▪ Hatteras Funds doesn’t share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪ Hatteras Funds doesn’t jointly market.
List of funds providing this notice
Hatteras Core Alternatives Fund, L.P., Hatteras Core Alternatives TEI Fund, L.P., Hatteras Core Alternatives Institutional Fund, L.P., Hatteras Core Alternatives TEI Institutional Fund, L.P., Hatteras Global Private Equity Partners Institutional, LLC, Hatteras VC Co-Investment Fund II, LLC, Hatteras GPEP Fund II, LLC, Hatteras Alternative Mutual Funds Trust and Hatteras Variable Trust.

Table of Contents - Prospectus (Hedged Strategies Fund)
PN-2

HATTERAS HEDGED STRATEGIES FUND

Advisor	Hatteras Alternative Mutual Funds, LLC 8540 Colonnade Center Drive, Suite 401 Raleigh, NC 27615
Distributor	Hatteras Capital Distributors, LLC 8540 Colonnade Center Drive, Suite 401 Raleigh, NC 27615
Sub-distributor	Quasar Distributors, LLC 615 East Michigan Street Milwaukee, WI 53202
Legal Counsel	Blank Rome LLP 405 Lexington Avenue New York, NY 10174
Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202
Custodian	U.S. Bank N.A. 1555 N. River Center Drive, Suite 302 Milwaukee, Wisconsin 53212
Independent Registered Public Accounting Firm	KPMG LLP 777 East Wisconsin Avenue Milwaukee, WI 53202

For investors who want more information about the Fund, the following documents are available free upon request:

Statement of Additional Information (“SAI”): Additional information about the Fund is included in the SAI.  The SAI is incorporated into this prospectus by reference (i.e., legally made a part of this prospectus).  The SAI provides more details about the Fund’s policies and management.  The SAI is available free of charge on the Fund’s website at hatterasfunds.com.

Annual and Semi-Annual Reports: Additional information about the Fund’s investments will be available in the Fund’s Annual and Semi-annual reports to shareholders.  The Fund’s Annual Report will contain a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.  These reports will be available free of charge on the Fund’s website at hatterasfunds.com.

To obtain free copies of these documents or other information about the Fund, or to make shareholder inquires about the Fund, please call 1-877-569-2382. You may also write to:

Hatteras Alternative Mutual Funds Trust
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

You may review and obtain copies of Fund information at the SEC’s Public Reference Room in Washington, D.C. Please call (202) 551-8090 for information relating to the operation of the Public Reference Room. Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-1520.

Investment Company Act File No: 811-21079

Table of Contents - Prospectus (Hedged Strategies Fund)

HATTERAS ALPHA HEDGED STRATEGIES FUND
No Load (ALPHX)
Class A (APHAX)
Class C (APHCX)
Institutional Class (ALPIX)
HATTERAS LONG / SHORT EQUITY FUND
Class A (HLSAX)
Institutional Class (HLSIX)
HATTERAS LONG / SHORT DEBT FUND
Class A (HFIAX)
Institutional Class (HFINX)
HATTERAS MANAGED FUTURES STRATEGIES FUND
     Class A (HMFAX)
Institutional Class (HMFIX)
HATTERAS HEDGED STRATEGIES FUND
Institutional Class (HHSIX)

Each a series of Hatteras Alternative Mutual Funds Trust

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2013

This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the prospectuses of Hatteras Alpha Hedged Strategies Fund, Hatteras Long / Short Equity Fund, Hatteras Long / Short Debt Fund, Hatteras Managed Futures Strategies Fund and Hatteras Hedged Strategies Fund (each a “Fund”, collectively, the “Funds”) dated April 30, 2013, each offering one or more of the following share classes: No Load, Class A, Class C and Institutional Class shares (the “Prospectuses”), copies of which may be obtained without charge by contacting the Funds’ transfer agent, U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or by calling 1-877-569-2882.

The Funds’ financial statements for the fiscal year ended December 31, 2012 are incorporated herein by reference to the Funds’ Annual Report dated December 31, 2012.  A copy of the report may be obtained without charge by contacting the Funds’ transfer agent as shown above.

Table of Contents - SAI

Table of Contents - SAI

THE TRUST

Hatteras Alternative Mutual Funds Trust (the “Trust”), an open-end management investment company, was organized as a Delaware statutory trust on April 12, 2002.  The Trust currently offers five series of shares to investors, Hatteras Alpha Hedged Strategies Fund (“Alpha Fund”), Hatteras Long / Short Equity Fund (“Long/Short Equity Fund”), Hatteras Long / Short Debt Fund (“Long/Short Debt Fund”), Hatteras Managed Futures Strategies Fund (“Managed Futures Fund”) and Hatteras Hedged Strategies Fund (“Hedged Strategies Fund”).  Each Fund is classified as a diversified series of the Trust and has its own investment objective and policies. The Funds are set up in a fund-of-funds structure whereby each Fund invests in one or more affiliated portfolios and some Funds may also invest in non-affiliated investment companies.  The Trust may start another series and offer shares of a new fund under the Trust at any time.

The authorized capitalization of the Trust consists of 1 billion shares of beneficial interest of $0.001 par value per share (the “Shares”).  Shares of the Funds have equal voting rights and liquidation rights, and are voted in the aggregate and not by Fund except in matters where a separate vote is required by the Investment Company Act of 1940, as amended (the “1940 Act”), or when the matter affects only the interest of a particular Fund.  When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned.  The Trust does not normally hold annual meetings of shareholders.  The Board of Trustees shall promptly call and give notice of a meeting of shareholders for proposals when requested to do so in writing by shareholders holding 10% or more of the Trust’s outstanding shares.  The Trust will comply with the provisions of Section 16(c) of the 1940 Act in order to facilitate communications among shareholders.

Shareholders may purchase shares of the Funds through separate classes.  Alpha Fund offers its shares in four classes:  No Load, Class A, Class C and Institutional Class shares.  In April 2006, the Alpha Fund redesignated its existing shares as No Load shares and introduced Class C shares.  The Class C shares commenced operations on August 1, 2006, the Class A shares commenced operations on May 2, 2011 and the Institutional Class shares commenced operations on September 30, 2011.  Long/Short Equity Fund and Long/Short Debt Fund offer their shares in two classes: Class A and Institutional Class shares.  Managed Futures Fund offers its shares in two classes:  Class A and Institutional Class shares.  Managed Futures Fund commenced operations on September 27, 2012.  Hedged Strategies Fund offers its shares in one class:  Institutional Class.  Long/Short Equity Fund, Long/Short Debt Fund and Hedged Strategies Fund each commenced operations on May 2, 2011.  The various classes provide for variations in distribution costs, voting rights and dividends.  To the extent permitted under the 1940 Act, the Funds may also provide for variations in other costs among the classes.  Except for differences among the classes pertaining to such costs, each share of a Fund represents an equal proportionate interest in the Fund.

Each share of a Fund represents an equal proportionate interest in the assets and liabilities belonging to the Fund with each other share of the Fund, and is entitled to such dividends and distributions out of the income belonging to the Fund as are declared by the Trustees.  The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of a Fund into a greater or lesser number of shares of the Fund so long as the proportionate beneficial interests in the assets belonging to the Fund and the rights of shares of the Fund are in no way affected.  In case of any liquidation of a Fund, the holders of shares of the Fund will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to the Fund.  Expenses attributable to a Fund are borne by the Fund.  Any general expenses of the Trust not readily identifiable as belonging to a particular Fund are allocated by or under the direction of the Board of Trustees in such manner as it allocates such expenses on the basis of relative net assets or number of shareholders.  No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

Table of Contents - SAI
1

The assets of a Fund received for the issue or sale of its shares, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, shall constitute the underlying assets of the Fund.  In the event of the dissolution or liquidation of a Fund, the holders of shares of the Fund are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

Fund of Funds Structure
Each Fund seeks to achieve its investment objective by allocating its assets across various investment styles through investment in one or more affiliated mutual funds (the “Underlying Funds”) and some Funds may also invest in non-affiliated investment companies (collectively the “Underlying Investments”). Each Underlying Investment invests its assets pursuant to a different investment objective and a different investment style.  Hatteras Alternative Mutual Funds, LLC (the “Advisor”) may select from the Underlying Investments based upon changing markets and risk/return characteristics.  In addition to its own expenses, a Fund bears a pro rata portion of the expenses of the Underlying Investments in which it invests.  The expenses in the Underlying Investments will include management, administrative and operational expenses, as well as those expenses related to the ongoing management of the Underlying Investment’s portfolio, such as brokerage commissions, dividends paid out on short positions and interest on borrowing for leverage purposes.

Election to Invest Fund Assets Pursuant to Master/Feeder Fund Structure
In lieu of investing directly, each Fund is authorized to seek to achieve its investment objective by converting to a Master/Feeder Fund Structure pursuant to which each Fund would invest all or a portion of its investable assets in an investment company having substantially the same investment objective and policies as that Fund.  The Master/Feeder Fund Structure is an arrangement that allows several investment companies with different shareholder-related features or distribution channels, but having substantially the same investment objective, policies and restrictions, to combine their investments by investing all of their assets in the same portfolio instead of managing them separately.

Conversion to a Master/Feeder Fund Structure may serve to attract other collective investment vehicles with different shareholder servicing or distribution arrangements and with shareholders that would not have invested in the Funds.  In addition, a Master/Feeder Fund Structure may serve as an alternative for large, institutional investors in the Funds who may prefer to offer separate, proprietary investment vehicles and who otherwise might establish such vehicles outside of the Funds’ current operational structure.  No assurance can be given, however, that the Master/Feeder Fund Structure will result in the Fund stabilizing its expenses or achieving greater operational efficiencies.

The Funds’ methods of operation and shareholder services would not be materially affected by its investment in another investment company (“Master Portfolio”) having substantially the same investment objective and polices as the Funds, except that the assets of the Funds may be managed as part of a larger pool of assets. If each Fund invested all of its assets in a Master Portfolio, it would hold beneficial interests in the Master Portfolio; the Master Portfolio would directly invest in individual securities of other issuers.  The Funds would otherwise continue their normal operation.  The Board would retain the right to withdraw each Fund’s investment from a Master Portfolio at any time it determines that it would be in the best interest of shareholders to do so; the Funds would then resume investing directly in individual securities of other issuers or invest in another Master Portfolio.

The Board of Trustees has authorized this fundamental investment policy to facilitate a conversion to a Master/Feeder Fund Structure in the event that the Board of Trustees determines that such a conversion is in the best interest of the Funds’ shareholders.  If the Board so determines, it will consider and evaluate specific proposals prior to the implementation of the conversion to a Master/Feeder Fund Structure.  Further, the Prospectuses and Statement of Additional Information would be amended to reflect the implementation of the Funds’ conversion and its shareholders would be notified.  The Funds are not currently operating in this structure.

Table of Contents - SAI
2

INVESTMENT RESTRICTIONS

The following investment restrictions have been adopted by the Funds as fundamental policies and may be changed only by the affirmative vote of a majority of the outstanding shares of the Funds.  As used in this SAI and in each Prospectus, the term “majority of the outstanding shares of the Fund” means the vote of whichever is less:

(1)	67% or more of a Fund’s shares present at a meeting, if the holders of more than 50% of the outstanding shares of a Fund are present or represented by proxy; or

(2)	more than 50% of a Fund’s outstanding shares.

The following investment restrictions apply to each Fund except for the Managed Futures Fund.  These fundamental investment restrictions provide that:

(1)	A Fund may not issue senior securities other than to evidence indebtedness, borrowings or short sales as permitted.

(2)	A Fund may not borrow money except that it may borrow:

(a)	for leveraging purposes,
(b)	from banks for temporary or emergency purposes, such as to meet unanticipated shareholder redemptions, or
(c)	by entering into reverse repurchase agreements,

if, immediately after any such borrowing, the value of the Fund’s assets, including all borrowings then outstanding less its liabilities, is equal to at least 300% of the aggregate amount of borrowings then outstanding (for the purpose of determining the 300% asset coverage, the Fund’s liabilities will not include amounts borrowed).  Any such borrowings may be secured or unsecured.  Each Fund may issue securities (including senior securities) appropriate to evidence the indebtedness, including reverse repurchase agreements, which the Fund is permitted to incur.

(3)
A Fund may not underwrite or participate in the marketing of securities issued by other persons except to the extent that a Fund may be deemed to be an underwriter under federal securities laws in connection with the disposition of portfolio securities.

(4)
A Fund may not concentrate its investments in any industry, with the exception of securities issued or guaranteed by the U.S. Government, its agencies, and instrumentalities.  For purposes of complying with this restriction, each Fund will look through to the securities of the Underlying Funds.

Table of Contents - SAI
3

(5)
A Fund may not purchase or sell real estate or real estate mortgage loans as such, but this restriction shall not prevent a Fund from investing in readily marketable interests in real estate investment trusts, readily marketable securities of companies that invest in real estate, or obligations secured by real estate or interests therein.

(6)	A Fund will not lend any of its assets, except as permitted under the Securities Lending restrictions set forth in the Prospectus.

(7)
A Fund may not pledge, mortgage or hypothecate its assets, except to secure borrowings (as set forth above under Investment Restriction 2(a) above), or with respect to a securities lending program.  Notwithstanding anything to the contrary herein, each Fund may pledge collateral in connection with investments in certain derivative transactions permitted in the Prospectus and Statement of Additional Information.

(8)	A Fund may not purchase or sell commodities or commodity contracts.

The following investment restrictions apply to the Managed Futures Fund.  These fundamental investment restrictions provide that:

(1)	The Fund may not issue senior securities other than to evidence indebtedness, borrowings or short sales as permitted.

(2)	The Fund may not borrow money except that it may borrow:

(a)	for leveraging purposes,
(b)	from banks for temporary or emergency purposes, such as to meet unanticipated shareholder redemptions, or
(c)	by entering into reverse repurchase agreements,

if, immediately after any such borrowing, the value of the Fund’s assets, including all borrowings then outstanding less its liabilities, is equal to at least 300% of the aggregate amount of borrowings then outstanding (for the purpose of determining the 300% asset coverage, the Fund’s liabilities will not include amounts borrowed).  Any such borrowings may be secured or unsecured.  The Fund may issue securities (including senior securities) appropriate to evidence the indebtedness, including reverse repurchase agreements, which the Fund is permitted to incur.

(3)
The Fund may not underwrite or participate in the marketing of securities issued by other persons except to the extent that the Fund may be deemed to be an underwriter under federal securities laws in connection with the disposition of portfolio securities.

(4)
The Fund may not purchase any securities which would cause 25% or more of the value of the Fund’s total assets at the time of purchase to be invested in the securities of issuers conducting their principal business activities in the same industry, provided that (a) there shall be no limit on the purchase of U.S. government securities; (b) 25% or more of the Fund’s assets may be indirectly exposed to industries in commodity sectors of an index; (c) the Fund may invest more than 25% of its total assets in instruments (such as structured notes) issued by companies in the financial services sectors (which includes the banking, brokerage and insurance industries) and (d) for the avoidance of doubt, this restriction shall not apply to the Fund’s counterparties in transactions in forward contracts, futures contracts, and other derivative instruments.  For purposes of complying with this restriction, the Fund will look through to the securities of the Underlying Investments.

(5)
The Fund may not purchase or sell real estate or real estate mortgage loans as such, but this restriction shall not prevent the Fund from investing in readily marketable interests in real estate investment trusts, readily marketable securities of companies that invest in real estate, or obligations secured by real estate or interests therein.

Table of Contents - SAI
4

(6)	The Fund will not lend any of its assets, except as permitted under the Securities Lending restrictions set forth in the Prospectus.

(7)
The Fund may not pledge, mortgage or hypothecate its assets, except to secure borrowings (as set forth above under Investment Restriction 2(a) above), or with respect to a securities lending program.  Notwithstanding anything to the contrary herein, the Fund may pledge collateral in connection with investments in certain derivative transactions permitted in the Prospectus and SAI.

(8)
The Fund may not purchase or sell physical commodities (provided the Fund may purchase or sell precious metals directly, and may purchase or sell precious metal commodity contracts or options on such contracts in compliance with applicable commodities laws) unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving currencies and futures contracts and options thereon or investing in securities or other instruments that are backed by physical commodities.  For purposes of complying with this restriction, the Fund will look through to the securities of the Underlying Investments.

Non-fundamental investment restrictions may be amended by a majority vote of the Trustees of the Funds without obtaining shareholder approval.  These non-fundamental investment restrictions provide that:

(1)
A Fund may not hold more than 15% of the value of its net assets, taken at the time of investment, in illiquid securities.  Illiquid securities are those securities without readily available market quotations, including repurchase agreements having a maturity of more than seven days.  Illiquid securities may include restricted securities not determined by the Trustees to be liquid, non-negotiable time deposits, over-the-counter options, and repurchase agreements providing for settlement in more than 7 days after notice.

(2)
A Fund may not sell short securities having a total market value in excess of 100% of the value of the net assets of a Fund, and the value of the securities of any one issuer in which a Fund is short may not exceed the lesser of: (a) 10% of the value of a Fund’s net assets or (b) 10% of the securities of any class of any issuer.

(3)
A Fund may not (a) sell covered call options the underlying securities of which have an aggregate value (determined as of the date the calls are sold) exceeding 50% of the value of the net assets of a Fund; or (b) invest in put options to the extent that the premiums on protective put options exceed 25% of the value of its net assets; provided that the provisions of this paragraph shall not prevent the purchase, ownership, holding or sale of forward contracts with respect to foreign securities or currencies.

(4)	A Fund may not purchase securities of other investment companies, except in accordance with the 1940 Act.

If a particular percentage restriction on investment or utilization of assets as set forth above, is adhered to at the time an investment is made, a later change in percentage resulting from a change in values or assets will not constitute a violation.  However, if at any time borrowings exceed 33 1/3% of total assets, a Fund must reduce its borrowings within three business days thereafter.  The Funds may exchange securities, exercise any conversion rights or exercise warrants or any other rights to purchase common stock or other equity securities and may hold such securities so acquired without regard to the foregoing investment restrictions.

Table of Contents - SAI
5

INVESTMENT POLICIES

A more detailed discussion of some of the investment strategies and securities described in the Prospectuses (see “Investment Objective, Principal Investment Strategies, Policies and Related Risks”) appears below:

Additional Information on Investment Strategies and Securities
Each Underlying Investment may invest in the following types of strategies and securities including those discussed in the Prospectuses:

Merger Arbitrage. Although a variety of strategies may be employed depending upon the nature of the reorganizations selected for investment, the most common merger arbitrage activity involves purchasing the shares of an announced acquisition target at a discount from the expected value of such shares upon completion of the acquisition.  The size of the discount, or spread, and whether the potential reward justifies the potential risk are functions of numerous factors affecting the riskiness and timing of the acquisition.  Such factors include the status of the negotiations between the two companies (for example, spreads typically narrow as the parties advance from an agreement in principle to a definitive agreement), the complexity of the transaction, the number of regulatory approvals required, the likelihood of government intervention on antitrust or other grounds, the type of consideration to be received and the possibility of competing offers for the target company.

Because the expected gain on an individual arbitrage investment is normally considerably smaller than the possible loss should the transaction be unexpectedly terminated, Fund assets will not be committed unless the proposed acquisition or other reorganization plan appears to the Advisor to have a substantial probability of success.  The expected timing of each transaction is also extremely important since the length of time that a Fund’s capital must be committed to any given reorganization will affect the rate of return realized by such Fund, and delays can substantially reduce such returns.  See “Portfolio Turnover.”

Trading to seek short-term capital appreciation can be expected to cause a Fund’s portfolio turnover rate to be substantially higher than that of the average equity-oriented investment company and, as a result, may involve increased brokerage commission costs which will be borne directly by a Fund and ultimately by its investors.  See “Allocation of Portfolio Brokerage” and “Portfolio Turnover.”  Certain investments of a Fund may, under certain circumstances, be subject to rapid and sizable losses, and there are additional risks associated with a Fund’s overall investment strategy, which may be considered speculative.

Managed Futures. The Managed Futures Fund pursues its managed futures strategy primarily by investing in the Managed Futures Strategies Underlying Fund which invests up to 25% of its total assets in Hatteras Trading Advisors, a wholly-owned and controlled subsidiary formed under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary is advised by the Advisor and has the same investment objective as the Fund and the Underlying Fund. The Subsidiary invests the majority of its assets in accounts, including collateral  accounts for the purpose of entering into swap transactions (“Trading Accounts”), the trading of each of which is managed on a discretionary basis by a different third-party commodity trading advisor (a “Trading Advisor”) pursuant to such Trading Advisor’s managed futures program.  The Alpha Fund may also invest a portion of its assets in the Managed Futures Strategies Underlying Fund.

The Alpha Fund and the Managed Futures Fund are subject to regulation by the Commodity Futures Trading Commission (“CFTC”) as commodity pools and the Advisor is subject to regulation by the CFTC as a commodity pool operator (“CPO”) with respect to the Funds under the Commodity Exchange Act (“CEA”). The Adviser does not currently rely on an exclusion from the definition of CPO in CFTC Rule 4.5 with respect to the Funds.

Table of Contents - SAI
6

On February 24, 2012, the CFTC simultaneously proposed rules meant to harmonize conflicting SEC and CFTC disclosure, reporting and recordkeeping requirements. The Funds are not required to comply with the CFTC’s disclosure, reporting or recordkeeping requirements until the CFTC adopts final harmonization rules. Once harmonization rules are ultimately adopted by the CFTC, the disclosure and operations of the Funds would need to comply with all applicable regulations governing registered investment companies that are subject to regulation as commodity pools. The impact of these new requirements on the Funds is uncertain. However, they may cause the Funds to incur additional regulatory compliance and reporting expenses. The effects of the regulatory changes could reduce investment returns or harm a Fund’s ability to implement its investment strategy.

Over-the-Counter Transactions. As part of its portfolio strategy, the Funds may engage in transactions in options that are traded over-the-counter (“OTC transactions”).  OTC transactions differ from exchange-traded transactions in several respects.  OTC transactions are transacted directly with dealers and not with a clearing corporation. Without the availability of a clearing corporation, OTC transaction pricing is normally done by reference to information from market makers, which information is carefully monitored by the Advisor and verified in appropriate cases.

As the OTC transactions are transacted directly with dealers, there is a risk of nonperformance by the dealer as a result of the insolvency of such dealer or otherwise, in which event a Fund may experience a loss.  An OTC transaction may only be terminated voluntarily by entering into a closing transaction with the dealer with whom the Fund originally dealt.  Any such cancellation, if agreed to, may require a Fund to pay a premium to that dealer.  In those cases in which a Fund has entered into a covered transaction and cannot voluntarily terminate the transaction, the Fund will not be able to sell the underlying security until the investment instrument expires or is exercised or different cover is substituted.  In such cases, a Fund may not be able to sell an underlying security even though it might otherwise be advantageous to do so.

It is each Fund’s intention to enter into OTC transactions only with dealers which agree to, and which are expected to be capable of, entering into closing transactions with the Funds, although there is no assurance that a dealer will voluntarily agree to terminate the transaction.  There is also no assurance that a Fund will be able to liquidate an OTC transaction at any time prior to expiration.  OTC transactions for which there is no adequate secondary market will be considered illiquid.

Equity Securities. Each Fund may invest in equity securities consistent with the Fund’s investment objective and strategies.  An equity security, or stock, represents a proportionate share of the ownership of a company; its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions.  Common stocks and preferred stocks are examples of equity securities.  Equity securities, such as common stocks, represent shares of ownership of a corporation.  Preferred stocks are equity securities that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets.  Please see “Preferred Stock” below.  Some preferred stocks may be convertible into common stock.  Convertible securities are securities (such as debt securities or preferred stock) that may be converted into or exchanged for a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula.  Please see “Convertible Securities” below.

To the extent a Fund invests in the equity securities of small or medium-size companies, it will be exposed to the risks of smaller sized companies.  Small and medium-size companies often have narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies.  Furthermore, those companies often have limited product lines, or services, markets, or financial resources, or are dependent on a small management group.  In addition, because these stocks are not well-known to the investing public, do not have significant institutional ownership, and are followed by relatively few security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies.  Adverse publicity and investor perceptions, whether or not based on fundamental analysis, can decrease the value and liquidity of securities held by a Fund.  As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio.

Table of Contents - SAI
7

Preferred Stock.  Each Fund may invest in preferred stocks.  A preferred stock is a blend of the characteristics of a bond and common stock.  It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and, unlike common stock, its participation in the issuer’s growth may be limited.  Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer dissolve.  Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

Convertible Securities.  Each Fund may invest in convertible securities.  A convertible security is a fixed-income security (a debt instrument or a preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer.  Convertible securities are senior to common stocks in an issuer’s capital structure, but are usually subordinated to similar non-convertible securities.  While providing a fixed-income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security’s underlying common stock.

Investment Company Securities. Each Fund may invest up to 100% of its assets in shares of affiliated investment companies. A Fund may also invest in money market mutual funds in connection with its management of daily cash positions. In addition to the advisory and operational fees each Fund bears directly in connection with its own operation, each Fund would also bear its pro rata portions of each other investment company’s advisory and operational expenses.

A Fund’s investment in other investment companies may consist of shares of Exchange-Traded Funds (“ETFs”).  ETFs are securities whose value tracks a well-known securities index or basket of securities.  A Fund’s investments in ETFs are subject to its limitations on investments in other investment companies.  The shares of an ETF may be assembled in a block (typically 50,000 shares) known as a creation unit and redeemed in kind for a portfolio of the underlying securities (based on the ETF’s net asset value) together with a cash payment generally equal to accumulated dividends as of the date of redemption.  Conversely, a creation unit may be purchased from the ETF by depositing a specified portfolio of the ETF’s underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit.  A Fund’s ability to redeem creation units may be limited by the 1940 Act, which provides that the ETFs will not be obligated to redeem shares held by the Fund in an amount exceeding one percent of their total outstanding securities during any period of less than 30 days.

Commercial Paper.  Commercial paper consists of short-term unsecured promissory notes issued by corporations in order to finance their current operations.  A Fund will only invest in commercial paper rated A-1 by Standard & Poor’s Ratings Group (“Standard & Poor’s”) or Prime-1 by Moody’s Investors Service, Inc. (“Moody’s”) or unrated paper of issuers who have outstanding unsecured debt rated AA or better by Standard & Poor’s or Aa or better by Moody’s.  Certain notes may have floating or variable rates. Variable and floating rate notes with a demand notice period exceeding seven days will be subject to each Fund’s policy with respect to illiquid investments unless, in the judgment of the Advisor, such note is liquid.

Table of Contents - SAI
8

The rating of Prime-1 is the highest commercial paper rating assigned by Moody’s.  Among the factors considered by Moody’s in assigning ratings are the following: valuation of the management of the issuer; economic evaluation of the issuer’s industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; evaluation of the issuer’s products in relation to competition and customer acceptance; liquidity; amount and quality of long-term debt; trend of earnings over a period of 10 years; financial strength of the issuer’s parent company and the relationships which exist with the issuer; and recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.  These factors are all considered in determining whether the commercial paper is rated Prime-1.  Issuers of commercial paper rated A (highest quality) by Standard & Poor’s have the following characteristics: liquidity ratios are adequate to meet cash requirements; long-term senior debt is rated “A” or better, although in some cases “BBB” credits may be allowed; the issuer has access to at least two additional channels of borrowing; basic earnings and cash flow have an upward trend with allowance made for unusual circumstances; typically, the issuer’s industry is well established and the issuer has a strong position within the industry; and the reliability and quality of management are unquestioned.  The relative strength or weakness of the above factors determines whether the issuer’s commercial paper is rated A-1.

Repurchase Agreements.  Repurchase agreements are agreements by which a person purchases a security and simultaneously commits to resell that security to the seller (a member bank of the Federal Reserve System or recognized securities dealer) at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase.  The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the purchased security.  A repurchase agreement involves the obligation of the seller to repurchase the securities at the agreed upon price, which obligation is in effect secured by the value of the underlying security.  A Fund may enter into repurchase agreements with respect to obligations in which the Fund is authorized to invest.

Warrants.  A Fund may invest a portion of its assets in warrants.  A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price.  Unlike convertible debt securities or preferred stock, warrants do not pay a fixed coupon or dividend.  Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of a Fund’s entire investment therein).

Initial Public Offerings.  A Fund may purchase shares in initial public offerings (IPOs).  Because IPO shares frequently are volatile in price, the Fund may hold IPO shares for a very short period of time.  This may increase the turnover of a Fund’s portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs.  By selling shares, a Fund may realize taxable capital gains that it will subsequently distribute to shareholders.  Investing in IPOs has added risks because their shares are frequently volatile in price.  As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio.

Foreign Securities.  Subject to each Fund’s investment policies and quality standards, a Fund may invest in the securities of foreign issuers listed on foreign securities exchanges or over-the-counter markets, or which are represented by American Depository Receipts and listed on domestic securities exchange or traded in the United States on over-the-counter markets.

Table of Contents - SAI
9

Because the Funds may invest in foreign securities, an investment in a Fund involves risks that are different in some respects from an investment in a fund that invests only in securities of U.S. domestic issuers.  Foreign investments may be affected favorably or unfavorably by changes in currency rates and exchange control regulations.  There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies.  There may be less governmental supervision of securities markets, brokers and issuers of securities.  Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, and foreign brokerage commissions and custodian fees are generally higher than in the United States.  Settlement practices may include delays and may differ from those customary in United States markets.  Investments in foreign securities may also be subject to other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets, restrictions on foreign investment and repatriation of capital, imposition of withholding taxes on dividend or interest payments, currency blockage (which would prevent cash from being brought back to the United States), and difficulty in enforcing legal rights outside the United States.  Finally, there are many differences in government regulation and supervision of foreign securities exchanges, brokers, listed companies and banks compared to the United States.  These differences could negatively impact foreign securities in which a Fund invests.

When-Issued Securities and Forward Commitments.  Each Fund may purchase when-issued securities and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. When-issued securities are securities that have been authorized, but not yet issued. When-issued securities are purchased in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. A forward commitment involves the entering into a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period.

The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, a Fund may dispose of when-issued securities or forward commitments prior to settlement if the Advisor deems it appropriate. When purchasing a security on a when-issued basis or entering into a forward commitment, a Fund must “set aside” liquid assets, or engage in other appropriate measures to “cover” its obligations.

Futures and Options on Futures. A Fund may enter into commodity futures contracts (including contracts relating to foreign currencies, interest rates, commodities securities and other financial indexes and other commodities), and purchase and write (sell) related options traded on exchanges designated by the CFTC or, consistent with CFTC regulations, on foreign exchanges.  A futures contract provides for the future sale by one party and the purchase by the other party of a specified amount of a commodity, such as an energy, financial agricultural or metal commodity, at a specified price, date, time and place. For example, a foreign currency futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. Similarly, an interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (e.g., a debt security) at a specified price, date, time and place. Securities, commodities and other financial indexes are capitalization weighted indexes that reflect the market value of the securities, commodities or other financial instruments respectively, represented in the indexes. A futures contract on an index is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

Table of Contents - SAI
10

A Fund may purchase and write (sell) call and put futures options. Futures options possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price upon expiration of, or at any time during the period of, the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true.

When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its futures commission merchant a specified amount of liquid assets (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. The Fund expects to earn taxable interest income on its initial margin deposits.

A futures contract held by a Fund is valued daily at the official settlement price on the exchange on which it is traded. Each day the Fund pays or receives cash, called “variation margin”, equal to the daily change in value of the futures contract. This process is known as “marking to market”. Variation margin does not represent a borrowing or loan by the Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, the Fund will mark to market its open futures positions. The Fund also is required to deposit and to maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund. Although some futures contracts call for making or taking delivery of the underlying assets, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (involving the same exchange, underlying security or index and delivery month). If an offsetting purchase price is less than the original sale price, a Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, a Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs also must be included in these calculations. As discussed below, however, the Fund may not always be able to make an offsetting purchase or sale. In the case of a physically settled futures contract, this could result in the Fund being required to deliver, or receive, the underlying physical commodity, which could be adverse to the Fund.

At any time prior to the expiration of a futures contract, the Fund may seek to close the position by seeking to take an opposite position, which would operate to terminate the Fund’s existing position in the contract. Positions in futures contracts and options on futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange). No secondary market for such contracts exists. Although the Fund may enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist at any particular time. Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions at an advantageous price and subjecting the Fund to substantial losses. In such event, and in the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin. In such situations, if the Fund had insufficient cash, it might have to sell assets to meet daily variation margin requirements at a time when it would be disadvantageous to do so. In addition, if the transaction is entered into for hedging purposes, in such circumstances the Fund may realize a loss on a futures contract or option that is not offset by an increase in the value of the hedged position. Losses incurred in futures transactions and the costs of these transactions will affect the Fund’s performance.

Table of Contents - SAI
11

Commodities and Commodity Contracts. The Managed Futures Strategies Underlying Fund may purchase and sell commodity forward and futures contracts and options; may enter into foreign exchange contracts; may enter into swap agreements and other financial transactions; may purchase or sell precious metals directly (metals are considered “commodities” under the federal commodities laws), and purchase or sell precious metal commodity contracts or options on such contracts in compliance with applicable commodities laws. Investing in commodities in this manner carries risks. The Fund may also invest in instruments related to commodities, including structured notes, securities of commodities finance and operating companies. The Fund’s exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, and other risks affecting a particular industry or commodity.

There are additional factors associated with commodity futures contracts which may subject the Fund’s investments in them to greater volatility than investments in traditional securities. In the commodity futures markets there are often costs of physical storage associated with purchasing the underlying commodity. The price of the commodity futures contract will reflect the storage costs of purchasing the physical commodity, including the time value of money invested in the physical commodity. To the extent that the storage costs for an underlying commodity change while the Fund is invested in futures contracts on that commodity, the value of the futures contract may change proportionately. In the commodity futures markets, producers of the underlying commodity may decide to hedge the price risk of selling the commodity by selling futures contracts today to lock in the price of the commodity at delivery tomorrow. In order to induce speculators to purchase the other side of the same futures contract, the commodity producer generally must sell the futures contract at a lower price than the expected future spot price of the commodity. Conversely, if most hedgers in the futures market are purchasing futures contracts to hedge against a rise in prices, then speculators will only sell the other side of the futures contract at a higher futures price than the expected future spot price of the commodity. The changing nature of the hedgers and speculators in the commodities markets will influence whether futures prices are above or below the expected future spot price, which can have significant implications for the Fund. If the  nature of hedgers and speculators in futures markets has shifted when it is time for the Fund to reinvest the proceeds of a maturing futures contract in a new futures contract, the Fund might reinvest at higher or lower futures prices, or choose to pursue other investments. The commodities which underlie commodity futures contracts may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments, including futures contracts, than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of the supplies of other materials.

Table of Contents - SAI
12

Writing Covered Call Options.  A Fund may write covered call options on equity securities to earn premium income, to assure a definite price for a security that the Fund has considered selling, or to close out options previously purchased.  A call option gives the holder (buyer) the right to purchase a security at a specified price (the exercise price) at any time until a certain date (the expiration date).  A call option is “covered” if a Fund owns the underlying security subject to the call option at all times during the option period.

When writing call options on securities, a Fund may cover its position by owning the underlying security on which the option is written.  Alternatively, a Fund may cover its position by owning a call option on the underlying security, on a share for share basis, which is deliverable under the option contract at a price no higher than the exercise price of the call option written by the Fund or, if higher, by owning such call option and depositing and maintaining cash or liquid securities equal in value to the difference between the two exercise prices.  In addition, a Fund may cover its position by depositing and maintaining cash or liquid securities equal in value to the exercise price of the call option written by the Fund.  The principal reason for a Fund to write call options on securities held by the Fund is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the underlying securities alone.

There is no assurance that a closing transaction can be effected at a favorable price.  During the option period, the covered call writer has, in return for the premium received, given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline.

Writing Covered Put Options. A Fund may write covered put options on equity securities to assure a definite price for a security if they are considering acquiring the security at a lower price than the current market price or to close out options previously purchased.  A put option gives the holder of the option the right to sell, and the writer has the obligation to buy, the underlying security at the exercise price at any time during the option period.  The operation of put options in other respects is substantially identical to that of call options.

When writing put options on securities, a Fund may cover its position by owning a put option on the underlying security, on a share for share basis, which is deliverable under the option contract at a price no lower than the exercise price of the put option written by the Fund or, if lower, by owning such put option and depositing and maintaining cash or liquid securities equal in value between the two exercise prices.  In addition, a Fund may cover its position by depositing and maintaining cash or liquid securities equal in value to the exercise price of the put option written by the Fund.

The risks involved in writing put options include the risk that a closing transaction cannot be effected at a favorable price and the possibility that the price of the underlying security may fall below the exercise price, in which case a Fund may be required to purchase the underlying security at a higher price than the market price of the security at the time the option is exercised.

Options Transactions.  A Fund may write both covered and uncovered options.  Option transactions in which a Fund may engage involve the specific risks described above as well as the following risks:

•	the writer of an option may be assigned an exercise at any time during the option period;
•	disruptions in the markets for underlying instruments could result in losses for options investors;
•	imperfect or no correlation between the option and the securities being hedged;
•	the insolvency of a broker could present risks for the broker’s customers; and
•	market imposed restrictions may prohibit the exercise of certain options.

Table of Contents - SAI
13

In addition, the option activities of a Fund may affect its portfolio turnover rate and the amount of brokerage commissions paid by the Fund.  The success of a Fund in using the option strategies described above depends, among other things, on the Advisor’s ability to predict the direction and volatility of price movements in the options and securities markets and the Advisor’s ability to select the proper time, type and duration of the options.

By writing call options, a Fund forgoes the opportunity to profit from an increase in the market price of the underlying security above the exercise price except insofar as the premium represents such a profit.  A Fund may also seek to earn additional income through receipt of premiums by writing covered put options.  The risk involved in writing such options is that there could be a decrease in the market value of the underlying security.  If this occurred, the option could be exercised and the underlying security would then be sold to a Fund at a higher price than its then current market value.

A Fund may purchase put and call options to attempt to provide protection against adverse price effects from anticipated changes in prevailing prices of securities.  The purchase of a put option generally protects the value of portfolio holdings in a falling market, while the purchase of a call option generally protects cash reserves from a failure to participate in a rising market.  In purchasing a call option, a Fund would be in a position to realize a gain if, during the option period, the price of the security increased by an amount greater than the premium paid.  A Fund would realize a loss if the price of the security decreased or remained the same or did not increase during the period by more than the amount of the premium.  If a put or call option purchased by a Fund were permitted to expire without being sold or exercised, its premium would represent a realized loss to the Fund.

The imperfect correlation in price movement between an option and the underlying financial instrument and/or the costs of implementing such an option may limit the effectiveness of the strategy.  A Fund’s ability to establish and close out options positions will be subject to the existence of a liquid secondary market.  Although a Fund generally will purchase or sell only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time.  If an option purchased by a Fund expires unexercised, the Fund will lose the premium it paid.  In addition, a Fund could suffer a loss if the premium paid by the Fund in a closing transaction exceeds the premium income it received.  When a Fund writes a call option, its ability to participate in the capital appreciation of the underlying obligation is limited.

Credit Derivatives. A Fund may enter into credit default swaps, as a buyer or a seller.  The buyer in a credit default contract is obligated to pay the seller a periodic stream of payments over the term of the contract provided no event of default on an underlying reference obligation has occurred.  If an event of default occurs, the seller must pay the buyer the full notional value (“par value”) of the underlying reference obligation in exchange for the underlying reference obligation.  If a Fund is a buyer and no event of default occurs, the Fund will have made a stream of payments to the seller without having benefited from the default protection it purchased.  However, if an event of default occurs, the Fund, as buyer, will receive the full notional value of the underlying reference obligation that may have little or no value following default.  As a seller, a Fund receives a fixed rate of income throughout the term of the contract, provided there is no default.  If an event of default occurs, the Fund would be obligated to pay the notional value of the underlying reference obligation in return for the receipt of the underlying reference obligation. The value of the underlying reference obligation received by a Fund coupled with the periodic payments previously received may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund.  Credit default swaps involve different risks than if a Fund invests in the underlying directly.

Borrowing.  A Fund may borrow to increase its portfolio holdings of securities. Such borrowings may be on a secured or unsecured basis at fixed or variable rates of interest. The 1940 Act requires a Fund to maintain continuous asset coverage of not less than 300% with respect to all borrowings. This allows a Fund to borrow for such purposes an amount (when taken together with any borrowings for temporary or emergency purposes as described below) equal to as much as 50% of the value of its net assets (not including such borrowings). If such asset coverage should decline to less than 300% due to market fluctuations or other reasons, a Fund may be required to dispose of some of its portfolio holdings within three days in order to reduce the Fund’s debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to dispose of assets at that time.

Table of Contents - SAI
14

A Fund may also be deemed to be borrowing when entering into certain derivative transactions such as certain options, forwards or swap transactions.  This type of borrowing is generally referred to as economic leverage.

The use of borrowing by a Fund involves special risk considerations that may not be associated with other funds having similar policies. Since substantially all of a Fund’s assets fluctuate in value, whereas the interest obligation resulting from a borrowing will be fixed by the terms of the Fund’s agreement with their lender, the asset value per share of the Fund will tend to increase more when its portfolio securities increase in value and decrease more when its portfolio securities decrease in value than would otherwise be the case if the Fund did not borrow funds. In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales. The interest which a Fund must pay on borrowed money, together with any additional fees to maintain a line of credit or any minimum average balances required to be maintained, are additional costs which will reduce or eliminate any net investment income and may also offset any potential capital gains. Unless the appreciation and income, if any, on assets acquired with borrowed funds exceed the costs of borrowing, the use of leverage will diminish the investment performance of a Fund compared with what it would have been without leverage.

Illiquid Securities.  Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “Securities Act”).  Illiquid securities include securities which are otherwise not readily marketable and securities such as repurchase agreements having a maturity of longer than seven days.  Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market.  In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes.  Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment.  The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.  The Board of Trustees may determine that such securities are not illiquid securities notwithstanding their legal or contractual restrictions on resale.  In all other cases, however, securities subject to restrictions on resale will be deemed illiquid.  A Fund will not knowingly hold more than 15% of the value of its net assets, taken at the time of investment, in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, non negotiable fixed time deposits with maturates over seven days, over-the-counter options and certain restricted securities not determined by the Trustee to be liquid.

Restricted Securities. A Fund may invest in securities that are subject to restrictions on resale because they have not been registered under the Securities Act.  These securities are sometimes referred to as private placements.  Although securities which may be resold only to “qualified institutional buyers” in accordance with the provisions of Rule 144A under the Securities Act are technically considered “restricted securities,” a Fund may purchase Rule 144A securities without regard to the limitation on investments in illiquid securities described above in the “Illiquid Securities” section, provided that a determination is made that such securities have a readily available trading market.  A Fund may also purchase certain commercial paper issued in reliance on the exemption from regulations in Section 4(2) of the Securities Act (“4(2) Paper”).  The Advisor will determine the liquidity of Rule 144A securities and 4(2) Paper under the supervision of the Board of Trustees.  The liquidity of Rule 144A securities and 4(2) Paper will be monitored by the Advisor, and if as a result of changed conditions it is determined that a Rule 144A security or 4(2) Paper is no longer liquid, a Fund’s holdings of illiquid securities will be reviewed to determine what, if any, action is required to assure that the Fund does not exceed its applicable percentage limitation for investments in illiquid securities.

Table of Contents - SAI
15

Limitations on the resale of restricted securities may have an adverse effect on the marketability of portfolio securities and a Fund might be unable to dispose of restricted securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requirements.  A Fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay.  Adverse market conditions could impede such a public offering of securities.

Short Sales.  A Fund may employ various hedging techniques, such as short selling in an effort to reduce the risks associated with certain of its investments.  For example, when the terms of a proposed acquisition call for the exchange of common stock and/or other securities, the common stock of the company to be acquired may be purchased and, at approximately the same time, the amount of the acquiring company’s common stock and/or other securities to be received may be sold short.  The Advisor will make any such short sale with the intention of later closing out (or covering) the short position with the securities of the acquiring company received once the acquisition is consummated.  The purpose of the short sale is to protect against a decline in the market value of the acquiring company’s securities prior to the acquisition’s completion.  However, should the acquisition be called off or otherwise not completed, a Fund may realize losses on both its long position in the target company’s shares and its short position in the acquirer’s securities.  At all times when a Fund does not own securities which are sold short, the Fund will maintain long securities available for collateral consisting of cash, cash equivalents and liquid securities equal in value on a daily marked-to-market basis to the securities sold short.

Investment in Privately Negotiated Options. A Fund may also invest in privately negotiated option contracts (each a “Private Option”). Generally, an option buyer negotiates with a bank or investment bank to buy a Private Option with contract terms that are more flexible than standardized exchange traded options. Under a Private Option contract, the buyer generally controls the length of the contract, the notional amount, and the asset or basket of securities comprising the reference portfolio that determines the value of the Private Option.

Private Options will generally have a term ranging from 12 to 60 months. A Fund may buy Private Options that will be based on an asset or a basket of securities (the “Basket”) selected by the Advisor in accord with a Fund’s Investment Objective and approved by the counterparty (the “Counterparty”). The Basket may be comprised of securities that include common and preferred stock, government and private issuer debt (including convertible and non-convertible debt), options and futures contracts, limited partnership interests (including so-called “hedge funds”) and shares of registered investment companies. During the term of a Private Option, the Advisor expects to have a limited right to modify the notional amount of the Private Option and the assets that comprise the Basket.

As with more traditional options, a Private Option will allow for the use of economic leverage without incurring risk beyond the amount of premium and related fees (the “Premium”) paid for the Private Option. The Private Option will be structured so that it allows a Fund to benefit from an increase in the value of the Basket without owning the assets that comprise the Basket. Upon a decline in the value of the Basket, a Fund may lose all or a portion of the Premium paid for the Private Option. A Fund’s gain or loss may be magnified by writing the Private Option with reference to a much larger notional amount of the Basket than the Premium being paid by the Fund. At no time will a Fund or its shareholders be exposed to a risk of loss in excess of the Premium.

Table of Contents - SAI
16

Upon the termination or expiration of a Private Option, a Fund will be entitled to receive from the Counterparty a cash payment (the “Settlement Price”), which is based on the change in value of the Basket serving as a benchmark for that Private Option. In no event will a Fund have the right to acquire the assets that comprise the Basket. The Settlement Price may reflect deductions for fees and an interest-equivalent amount payable to the Counterparty for establishing the Private Option. The Settlement Price will typically be payable to a Fund within a specified number of business days after termination or expiration of the Private Option. Any Private Option that does not require payment of the Settlement Price within seven calendar days after termination or expiration or that cannot be terminated by a Fund at any time will be treated as an illiquid asset.

The Counterparty will generally have the right to terminate a Private Option at any time prior to maturity. If the Basket does not sufficiently increase in value prior to termination or expiration, a Fund may still suffer losses even though the Basket increased in value because of fees and interest-equivalent amounts payable to the Counterparty or because the increase in value of the Basket has been insufficient to trigger a position settlement value.

The Counterparty to each Private Option will be a bank, financial institution, or an entity that is affiliated with either a bank or a financial institution with significant experience in the field of alternative investments. Each Counterparty will be one determined by the Advisor to be creditworthy and approved by the Board, including a majority of the Independent Directors. Neither the Advisor nor the Funds will have any control over any hedging or similar techniques used by the Counterparty to attempt to ensure the Counterparty’s ability to perform under each Private Option. Likewise, neither the Advisor nor the Funds will have any claim on securities or other property, if any, which may be purchased by the Counterparty in connection with the Private Option. Should the Counterparty be unable to perform its obligations under a Private Option, then the Company could lose all or a portion of the Premium and the gain, if any, relating to such Private Option.

The following examples are intended to illustrate the basic structure and the gain or loss that a Fund might realize on Private Options. Certain details of a typical Private Option have been simplified for purposes of these examples.

Example A - Hypothetical Gain
The Advisor decides to acquire an interest in the increase (or decrease) in the value of securities that reflect a Fund’s investment objective (the “Securities”). On behalf of a Fund, the Advisor purchases a Private Option from a Counterparty using a Basket established under the Private Option that is comprised of the Securities. For example, a Fund may choose a notional amount of $150,000 and pay to the Counterparty a $50,000 up-front premium for the Private Option with the Fund entitled to any increase in value of the Basket in excess of $150,000. The Counterparty may or may not decide to purchase the notional value, $150,000, of the Securities that comprise the Basket in order to hedge its obligations under the Private Option. The Private Option is terminated after one year, at which time the value of the Index has increased to $180,000 and a Fund has paid $5,000 in fees and interest-equivalent payments. The Settlement Price would be calculated as $180,000 (the current notional amount), less $100,000 in economic leverage, and a Fund would have a net gain of $25,000 ($180,000 less $100,000 less $50,000 less $5,000).

Table of Contents - SAI
17

Example B - Hypothetical Loss
The Advisor purchases a Private Option under the terms described above.  However, upon termination of the Private Option the value of the Basket has declined to $120,000. The Settlement Price would be calculated as $120,000, less $100,000 in economic leverage, and a Fund would have a net loss of $35,000 ($120,000 less $100,000 less $50,000 less $5,000).

Equity Swap Agreements. A Fund may also enter into equity swap agreements for the purpose of attempting to obtain a desired return or exposure to certain equity securities or equity indices in an expedited manner or at a lower cost to the Fund than if the Fund had invested directly in such securities.

Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year.  In a standard swap transaction, two parties agree to exchange the returns (or differentials in return) earned or realized on particular predetermined investments or instruments.  The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on, or increase in value of a particular dollar amount invested in a “basket” of particular securities or securities representing a particular index.

Forms of swap agreements include:

(1)	equity or index caps, under which, in return for a premium, one party agrees to make payment to the other to the extent that the return on securities exceeds a specified rate, or “cap”;

(2)	equity or index floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that the return on securities fall below a specified level, or “floor”; and

(3)	equity or index collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against movements exceeding given minimum or maximum levels.

Parties may also enter into bilateral swap agreements, which obligate one party to pay the amount of any net appreciation in a basket or index of securities while the counterparty is obligated to pay the amount of any net depreciation.

The “notional amount” of the swap agreement is only a fictive basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange.  Most swap agreements entered into by a Fund would calculate the obligations of the parties to the agreement on a “net basis.”  Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).  A Fund’s current obligations under a swap agreement will be accrued daily (offset against amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of liquid assets.  A Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 25% of the Fund’s net assets.

Whether a Fund’s use of swap agreements will be successful in furthering its investment objective will depend on the Advisor’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments.  Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.  The Advisor will cause a Fund to enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the Fund’s repurchase agreement guidelines.  Certain restrictions imposed on a Fund by the Internal Revenue Code may limit the Fund’s ability to use swap agreements.  The swaps market is a relatively new market and is largely unregulated.  It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Table of Contents - SAI
18

Government Obligations
U.S. Government obligations include Treasury bills, certificates of indebtedness, notes and bonds, and issues of such entities as the Government National Mortgage Association (“GNMA”), Export Import Bank of the United States, Tennessee Valley Authority, Resolution Funding Corporation, Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation (“FHLMC”), and the Student Loan Marketing Association.

Some of these obligations, such as those of the GNMA, are supported by the full faith and credit of the U.S. Treasury Department; others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the FNMA, are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality.  No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law.

The Funds may invest in sovereign debt obligations of foreign countries.  A sovereign debtor’s willingness or ability to repay principal and interest in a timely manner may be affected by a number of factors, including its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward principal international lenders and the political constraints to which it may be subject.  Emerging market governments could default on their sovereign debt.  Such sovereign debtors also may be dependent on expected disbursements from foreign governments, multilateral agencies and other entities abroad to reduce principal and interest arrearages on their debt.  The commitments on the part of these governments, agencies and others to make such disbursements may be conditioned on a sovereign debtor’s implementation of economic reforms and/or economic performance and the timely service of such debtor’s obligations.  Failure to meet such conditions could result in the cancellation of such third parties’ commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to service its debt in a timely manner.

Corporate Debt Securities
The Funds may invest in fixed-income securities of any maturity including fixed income securities rated below “investment grade” by one or more recognized statistical ratings organizations, such as Standard & Poor’s Ratings Group (“Standard & Poor’s”) or Moody’s Investors Service, Inc. (“Moody’s”).  Bonds rated below BBB by Standard & Poor’s or Baa by Moody’s, commonly referred to as “junk bonds,” typically carry higher coupon rates than investment grade bonds, but also are described as speculative by both Standard & Poor’s and Moody’s and may be subject to greater market price fluctuations, less liquidity and greater risk of income or principal including greater possibility of default and bankruptcy of the issuer of such securities than more highly rated bonds.  Lower-rated bonds also are more likely to be sensitive to adverse economic or company developments and more subject to price fluctuations in response to changes in interest rates.  The market for lower-rated debt issues generally is thinner and less active than that for higher quality securities, which may limit a Fund’s ability to sell such securities at fair value in response to changes in the economy or financial markets.  During periods of economic downturn or rising interest rates, highly leveraged issuers of lower-rated securities may experience financial stress which could adversely affect their ability to make payments of interest and principal and increase the possibility of default.

Table of Contents - SAI
19

Ratings of debt securities represent the rating agencies’ opinions regarding their quality, are not a guarantee of quality and may be reduced after a Fund has acquired the security.  If a security’s rating is reduced while it is held by the Fund, the Advisor will consider whether the Fund should continue to hold the security but is not required to dispose of it.  Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value.  Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer’s current financial conditions may be better or worse than the rating indicates.

Temporary Investments. A Fund may adopt temporary defensive positions by investing up to 100% of its net assets in positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. Depending upon the level of merger activity and other economic and market conditions, a Fund may invest temporarily a substantial portion of its assets in:

▪	cash or cash equivalents, including money market instruments such as Treasury bills and other short-term obligations of the United States Government, its agencies or instrumentalities;

▪
commercial paper rated A-1 by S&P or Prime-1 by Moody’s.  In the case where commercial paper has received different ratings from different rating services, such commercial paper is acceptable so long as at least one rating is in the highest categories of the nationally recognized rating organizations described above; obligations of the U.S. government or its agencies or instrumentalities; and

▪	repurchase agreements;

To the extent a Fund invests in these temporary investments, the Fund may not reach its investment objective.

MANAGEMENT

The business of the Trust is managed under the direction of the Board of Trustees in accordance with the Amended and Restated Declaration of Trust of the Trust (“Declaration of Trust”), which has been filed with the Securities and Exchange Commission and is available upon request.  The Board of Trustees consists of seven individuals, six of whom are not “interested persons” (as defined under the 1940 Act) of the Trust or the Advisor (“Independent Trustees”).  Pursuant to the Declaration of Trust, the Trustees shall elect officers including a president, secretary and treasurer.  The Board of Trustees retains the power to conduct, operate and carry on the business of the Trust and has the power to incur and pay any expenses that, in the opinion of the Board of Trustees, are necessary or incidental to carry out any of the Trust’s purposes.  The Trustees, officers, employees and agents of the Trust, when acting in such capacities, shall not be subject to any personal liability except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of his duties.  Following is a list of the Trustees and executive officers of the Trust and their principal occupation over the last five years.

Table of Contents - SAI
20

Independent Trustees
Name, Address and Age	Position	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee**	Other Directorships held by Trustee During Past Five Years
Joseph E. Breslin (59) November 18, 1953 c/o Hatteras Funds, 8540 Colonnade Center Drive, Suite 401 Raleigh, NC 27615	Trustee and Chairman	Indefinite Term since 2004	Consultant (2009 to Present), Chief Operating Officer, Central Park Credit Holdings, Inc. (2007 to 2009)	18	Director, Kinetics Mutual Funds, Inc. (mutual fund) from 2000 to Present (8 portfolios); Trustee, Kinetics Portfolios Trust (mutual fund) from 2000 to Present (8 portfolios).
H. Alexander Holmes (70) May 4, 1942 c/o Hatteras Funds, 8540 Colonnade Center Drive, Suite 401 Raleigh, NC 27615	Trustee	Indefinite Term since 2009	Founder, Holmes Advisory Services, LLC, a financial consultation firm (1993 to Present).	18	None
Thomas Mann (63) February 1, 1950 c/o Hatteras Funds, 8540 Colonnade Center Drive, Suite 401 Raleigh, NC 27615	Trustee	Indefinite Term since 2002	Private Investor (2012 to present); Managing Director and Group Head Financial Institutions Group, Société Générale, Sales of Capital Market Solutions and Products (2003 to 2012)	18	Director, F-Squared Investments, Inc. (from 2012 to Present); Director, Virtus Global Multi-Sector Income Fund from 2011 to Present; Director, Virtus Total Return Fund from 2012 to Present.

Table of Contents - SAI
21

Name, Address and Age	Position	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee**	Other Directorships held by Trustee During Past Five Years
Steve E. Moss (60) February 18, 1953 c/o Hatteras Funds, 8540 Colonnade Center Drive, Suite 401 Raleigh, NC 27615	Trustee	Indefinite Term since 2009	Principal, Holden, Moss, Knott, Clark, Copley & Hoyle, PA, accountants and business consultants (1996 to Present). Member Manager, HMKCT Properties, LLC (1996 to Present).	18	None
Gregory S. Sellers (53) May 5, 1959 8540 Colonnade Center Drive, Suite 401 Raleigh, NC 27615	Trustee	Indefinite Term since 2009	Chief Financial Officer, Imagemark Business Services, Inc., a provider of marketing and print communications solutions (June 2009 to Present). Chief Financial Officer and Director, Kings Plush, Inc., a fabric manufacturer (2003 to June 2009).	18	None
Daniel K. Wilson (64) June 22, 1948 8540 Colonnade Center Drive, Suite 401 Raleigh, NC 27615	Trustee	Indefinite Term since 2012	Owner and Principal, Daniel K. Wilson, CPA (2008 to Present).	18	None

Table of Contents - SAI
22

Interested Trustee
Name, Address and Age	Position	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee**	Other Directorships held by Trustee During Past Five Years
David B. Perkins (50) July 18, 1962 c/o Hatteras Funds, 8540 Colonnade Center Drive, Suite 401 Raleigh, NC 27615	Trustee and President*	Indefinite Term since 2009	Chairman and Managing Principal, Hatteras Funds (2003 to Present).	18	None
*	Mr. Perkins is an “interested” Trustee because of his affiliation with the Advisor.
**
The term “fund complex” refers to (i) the Trust (consisting of five funds), (ii) the Underlying Funds Trust (consisting of five funds), the investment advisor for each of which is Hatteras Alternative Mutual Funds, LLC, (iii) Hatteras Global Private Equity Partners Institutional, LLC, Hatteras GPEP Fund II, LLC and Hatteras VC Co-Investment Fund II, LLC, the investment advisor for which is Hatteras Capital Investment Management, LLC, an affiliate of Hatteras Alternative Mutual Funds, and (iv) Hatteras Core Alternatives TEI Fund, L.P., Hatteras Master Fund, L.P., Hatteras Core Alternatives Fund, L.P., Hatteras Core Alternatives Institutional Fund, L.P. and Hatteras Core Alternatives TEI Institutional Fund, L.P., the investment adviser for which is Hatteras Investment Partners LLC, an affiliate of Hatteras Alternative Mutual Funds.

Officers
Name, Address and Age	Position	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years
Robert Lance Baker (41) September 17, 1971 c/o Hatteras Funds, 8540 Colonnade Center Drive, Suite 401 Raleigh, NC 27615	Treasurer	Indefinite Term since 2009	Mr. Baker joined Hatteras in March 2008 and is currently the Chief Financial Officer of Hatteras and its affiliated entities.
Andrew P. Chica (37) September 7, 1975 c/o Hatteras Funds, 8540 Colonnade Center Drive, Suite 401 Raleigh, NC 27615	Chief Compliance Officer	Indefinite Term since 2009	Mr. Chica joined Hatteras in November 2007 and became the Chief Compliance Officer of Hatteras and its affiliates in 2008.
J. Michael Fields (39) July 14, 1973 c/o Hatteras Funds, 8540 Colonnade Center Drive, Suite 401 Raleigh, NC 27615	Secretary	Indefinite Term since 2009	Mr. Fields is Chief Operating Officer of Hatteras and its affiliates and has been employed by the Hatteras firm since its inception in September 2003.

Compensation
Each Trustee who is not affiliated with the Trust, Underlying Funds Trust or the Advisor receives an annual retainer in the amount of $32,000 per year, as well as reimbursement for any reasonable expenses incurred attending the meetings.  “Interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

Table of Contents - SAI
23

The table below details the amount of compensation the Trustees received for the fiscal year ended December 31, 2012.  Currently, the Trust does not have a bonus, profit sharing, pension or retirement plan.

Name of Trustee	Aggregate Compensation from the Trust (1)	Pension or Retirement Benefits Accrued as Part of Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund Complex Paid to Trustees(2)
Joseph Breslin	$32,000	$0	$0	$52,833
Robert Anderson(3)	$20,000	$0	$0	$20,000
Joy Montgomery Rocklin(4)	$20,000	$0	$0	$20,000
Thomas Mann	$32,000	$0	$0	$52,833
H. Alexander Holmes	$32,000	$0	$0	$77,833
Steve E. Moss	$32,000	$0	$0	$77,833
Gregory S. Sellers	$32,000	$0	$0	$76,583
Daniel K. Wilson(5)	$29,000	$0	$0	$74,833
David Perkins	$0	$0	$0	$0
1.	Trustee compensation is not a direct expense of the Trust because it is paid by the Advisor from the operating services fee it collects from the Trust.
2.
Fund Complex includes (i) the Trust (consisting of five funds), (ii) the Underlying Funds Trust (consisting of five funds), the investment advisor for each of which is Hatteras Alternative Mutual Funds, LLC, (iii) Hatteras Global Private Equity Partners Institutional, LLC, Hatteras GPEP Fund II, LLC and Hatteras VC Co-Investment Fund II, LLC, the investment advisor for which is Hatteras Capital Investment Management, LLC, an affiliate of Hatteras Alternative Mutual Funds, and (iv) Hatteras Core Alternatives TEI Fund, L.P., Hatteras Master Fund, L.P., Hatteras Core Alternatives Fund, L.P., Hatteras Core Alternatives Institutional Fund, L.P. and Hatteras Core Alternatives TEI Institutional Fund, L.P., the investment adviser for which is Hatteras Investment Partners LLC, an affiliate of Hatteras Alternative Mutual Funds.  The Trustees received their total compensation from the operating services fees paid by the Fund Complex to the Advisor with regard to items (i) and (ii) and directly from the funds with regard to items (iii) and (iv).

3.	Mr. Anderson resigned from the Trust effective February 17, 2012.
4.	Ms. Montgomery Rocklin resigned from the Trust effective February 17, 2012.
5.	Effective April 1, 2012, Mr. Wilson was appointed as an Independent Trustee.

The Board of Trustees believes that the significance of each Trustee’s experience, qualifications, attributes or skills is an individual matter (meaning that experience that is important for one Trustee may not have the same value for another) and that these factors are best evaluated at the Board level, with no single Trustee, or particular factor, being indicative of the Board’s effectiveness.  The Board determined that each of the Trustees is qualified to serve as a Trustee of the Trust based on a review of the experience, qualifications, attributes and skills of each Trustee.  In reaching this determination, the Board has considered a variety of criteria, including, among other things: character and integrity; ability to review critically, evaluate, question and discuss information provided, to exercise effective business judgment in protecting shareholder interests and to interact effectively with the other Trustees, the Advisor, other service providers, counsel and the independent registered accounting firm (“independent auditors”); and willingness and ability to commit the time necessary to perform the duties of a Trustee.  Each Trustee’s ability to perform his duties effectively is evidenced by his experience or achievements in the following areas:  management or board experience in the investment management industry or companies in other fields, educational background and professional training; and experience as a Trustee of the Trust or other trusts in the Fund Complex.  Information as of December 31, 2012, indicating the specific experience, skills, attributes and qualifications of each Trustee, which led to the Board’s determination that the Trustee should serve in this capacity, is provided below.

Table of Contents - SAI
24

Joseph E. Breslin.  Mr. Breslin has been a Trustee and Chairman of the Board since 2004.  He has over 25 years of investment management experience and has held positions as the chief operating officer of a financial services company and an investment management company.  He currently serves as a director and trustee of unrelated mutual funds and has held such positions since 2000.

H. Alexander Holmes.  Mr. Holmes has been a Trustee since 2009.  He has degrees in law and accounting and spent 25 years in the tax practice of a nationally recognized accounting firm and was a managing partner of one of its offices.  He has over 43 years of experience as a tax professional and estate planning consultant and has served on the boards and audit committees of several public companies.  He is a retired certified public accountant and the founder of a tax and financial consulting firm advising family businesses and high net worth individuals.

Thomas Mann.  Mr. Mann has been a Trustee since 2002.  He has 40 years of asset management and banking experience and is currently a private investor.  He is a former managing director of an investment bank.

Steve E. Moss.  Mr. Moss has been a Trustee since 2009.  He has over 30 years of public accounting experience advising businesses and high net worth individuals. He is a certified public accountant and is currently a principal of an accounting firm and a manager of a real estate investment partnership.

David B. Perkins.  Mr. Perkins has been a Trustee and President of the Trust since 2009.  In addition, Mr. Perkins has been Chairman and President of each registered closed-end fund in the Hatteras Funds Complex since inception. Mr. Perkins has also been the Chairman and Managing Principal of Hatteras Investment Partners LLC and its affiliated entities since September 2003.  Mr. Perkins has over 20 years of experience in investment management consulting and institutional and private client relations and offers proven experience building, operating and leading client-focused businesses.

Greg Sellers.  Mr. Sellers has been a Trustee since 2009.  He has over 25 years of experience in finance, including public accounting, and has held positions in private companies as a chief financial officer and vice president of finance.  He is currently the chief financial officer of a marketing and print communications solutions company.

Daniel K. Wilson.  Mr. Wilson has been a Trustee since 2012.  Mr. Wilson has over 8 years of public accounting experience and currently runs an accounting business for which he is owner and principal.  He is a certified public accountant and previously served as Chief Financial Officer for a privately held company with sales in excess of $1 billion annually.

Specific details regarding each Trustee’s principal occupations during the past five years are included in the table above. The summaries set forth above as to the experience, qualifications, attributes and/or skills of the Trustees do not constitute holding out the Board or any Trustee as having any special expertise or experience, and do not impose any greater responsibility or liability on any such person or on the Board as a whole than would otherwise be the case.

Table of Contents - SAI
25

Board Composition and Leadership Structure
The Board of Trustees consists of seven individuals, six of whom are Independent Trustees.  The Chairman of the Board of Trustees, Mr. Joseph E. Breslin, is an Independent Trustee and serves as liaison for communications between the Trustees and the Trust’s management and service providers.

The Board believes that its structure facilitates the orderly and efficient flow of information to the Trustees from the Advisor and other service providers with respect to services provided to the Trust, potential conflicts of interest that could arise from these relationships and other risks that the Trust may face.  The Board further believes that its structure allows all of the Trustees to participate in the full range of the Board’s oversight responsibilities.  The Board believes that the orderly and efficient flow of information and the ability to bring each Trustee’s talents to bear in overseeing the Trust’s operations is important, in light of the size and complexity of the Trust and the risks that the Trust faces.  The Board and its committees review their structure regularly, to help ensure that it remains appropriate as the business and operations of the Trust, and the environment in which the Trust operates, changes.

Board of Trustees’ Role in Risk Oversight of the Trust
The Board oversees risk management for the Trust directly and, as to certain matters, through its committees.  The Board exercises its oversight in this regard primarily through requesting and receiving reports from and otherwise working with the Trust’ senior officers (including the Trust’s President, Chief Compliance Officer and Treasurer), portfolio management and other personnel of the Advisor, the Trust’s independent auditors, legal counsel and personnel from the Trust’s other service providers.  The Board has adopted, on behalf of the Trust, and periodically reviews with the assistance of the Trust’s Chief Compliance Officer, policies and procedures designed to address certain risks associated with the Trust’s activities.  In addition, the Advisor and the Trust’s other service providers also have adopted policies, processes and procedures designed to identify, assess and manage certain risks associated with the Trust’s activities, and the Board receives reports from service providers with respect to the operation of these policies, processes and procedures as required and/or as the Board deems appropriate.

Board Committees

Audit Committee
The members of the Audit Committee of the Board of Trustees are Messrs. Breslin, Mann, Holmes, Sellers, Wilson and Moss, each an Independent Trustee.  Mr. Moss is the chairperson of the Audit Committee. The Audit Committee oversees the Funds’ financial reporting process, reviews audit results and recommends annually to the Trust a firm of independent registered public accountants and plans to meet at least once annually.  The Audit Committee met three times during the last fiscal year.

Table of Contents - SAI
26

The members of the Audit Committee are also responsible for compliance with Rules 205.2(k) and 205.3(c) of the Code of Federal Regulations, regarding alternative reporting procedures for attorneys retained or employed by the issuer who appear and practice before the Securities and Exchange Commission on behalf of the issuer (the issuer attorneys).  An issuer attorney who becomes aware of evidence of a material violation by the Trust, or by any officer, director, employee, or agent of the Trust, may report evidence to a member of the Audit Committee as an alternative to the reporting requirements of Rule 205.3(b) (which requires reporting to the chief legal officer and potentially “up the ladder” to other entities).

Nominating Committee
The members of the Nominating Committee of the Board of Trustees are Messrs. Breslin, Mann, Holmes, Moss, Sellers and Wilson, each an Independent Trustee. Mr. Sellers is the chairperson of the Nominating Committee.  The Nominating Committee is responsible for seeking and reviewing candidates for consideration as nominees for Trustees as is considered necessary from time to time and meets only as necessary.  The Nominating Committee does not consider nominees recommended by shareholders for vacancies on the Board.  The Nominating Committee met once during the last fiscal year.

Valuation Committee
The members of the Valuation Committee of the Board of Trustees are Messrs. Breslin, Mann, Holmes, Sellers, Wilson and Moss, each an Independent Trustee, and Mr. Baker and Ms. Hughes, each of the Advisor.  Mr. Mann is the chairperson of the Valuation Committee.  The Valuation Committee is responsible for monitoring the valuation of portfolio securities and other investments, and, as required by the Trust’s valuation policies, when the full Board is not in session, determining the fair value of illiquid and other holdings after consideration of all relevant factors.  The Valuation Committee met four times during the last fiscal year.

Management Ownership
As of March 31, 2013, the officers and Trustees, as a group, owned less than 1% of any class each Fund’s outstanding shares.  The following table shows the dollar range of shares beneficially owned by each Trustee in Funds as of the calendar year ended December 31, 2012.

Name of Person/Position	Dollar Range of Equity Securities owned of Alpha	Dollar Range of Equity Securities owned of Long/Short Equity	Dollar Range of Equity Securities owned of Long/Short Debt	Dollar Range of Equity Securities owned of Hedged Strategies	Aggregate Dollar Range of Equity Securities Beneficially Owned in Family of Investment Companies*
Joseph Breslin	$10,001 - $50,000	None	None	None	$10,001 - $50,000
Thomas Mann	$10,001 - $50,000	None	None	None	$10,001 - $50,000
H. Alexander Holmes	$10,001 - $50,000	None	None	None	$10,001 - $50,000
Steve E. Moss	None	None	None	None	None
Gregory S. Sellers	None	None	None	None	None
Daniel K. Wilson	None	None	None	None	None
David Perkins	$50,001 - $100,000	More than $100,000	More than $100,000	$50,001 - $100,000	More than $100,000
*	The Family of Investment Companies includes each series of the Hatteras Alternative Mutual Funds Trust and Underlying Funds Trust.

As of December 31, 2012, neither the Independent Trustees nor members of their immediate family owned securities beneficially or of record in the Advisor, the Funds’ principal underwriter, or an affiliate of the Advisor or principal underwriter. Accordingly, neither the Independent Trustees nor members of their immediate family have direct or indirect interest, the value of which exceeds $120,000, in the Advisor, the Funds’ principal underwriter or any of their affiliates.  In addition, during the two most recently completed calendar years, neither the Independent Trustees nor members of their immediate families have conducted any transactions (or series of transactions) in which the amount involved exceeds $120,000 and to which the Advisor, the Funds’ principal underwriter or any affiliate thereof was a party.

Table of Contents - SAI
27

CONTROL PERSONS AND PRINCIPAL HOLDERS

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of a Fund.  A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control.  As of March 31, 2013, the following shareholders were considered to be either a control person or principal shareholder of the Funds:

Hatteras Alpha Hedged Strategies Fund, No Load shares

Name and Address	% Ownership	Parent Company	Jurisdiction	Type of Ownership
Morgan Stanley Smith Barney Harborside Financial Center Plaza 2, 3rd Floor Jersey City, NJ 07311	52.64%	Morgan Stanley Smith Barney, LLC	DE	Record
UBS Financial Services, Inc. 1000 Harbor Boulevard Weehawken, NJ 07086	24.66%	N/A	N/A	Record
Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104	6.26%	N/A	N/A	Record
National Financial Services, LLC 200 Liberty St. New York, NY 10281	5.06%	N/A	N/A	Record

Hatteras Alpha Hedged Strategies Fund, Class A shares

Name and Address	% Ownership	Parent Company	Jurisdiction	Type of Ownership
Merrill Lynch Pierce Fenner & Smith 4800 Deer Lake Dr. E Jacksonville, FL 32246	54.96%	Merrill Lynch & Co., Inc.	DE	Record
First Clearing LLC 2801 Market Street St. Louis, MO 63103	19.85%	N/A	N/A	Record
UBS Financial Services, Inc. 1000 Harbor Boulevard Weehawken, NJ 07086	12.42%	N/A	N/A	Record

Table of Contents - SAI
28

Hatteras Alpha Hedged Strategies Fund, Class C shares

Name and Address	% Ownership	Parent Company	Jurisdiction	Type of Ownership
UBS Financial Services, Inc. 1000 Harbor Boulevard Weehawken, NJ 07086	18.24%	N/A	N/A	Record
Merrill Lynch Pierce Fenner & Smith 4800 Deer Lake Dr. E Jacksonville, FL 32246	13.33%	N/A	N/A	Record
First Clearing LLC 2801 Market Street St. Louis, MO 63103	9.07%	N/A	N/A	Record

Hatteras Alpha Hedged Strategies Fund, Institutional Class shares

Name and Address	% Ownership	Parent Company	Jurisdiction	Type of Ownership
Morgan Stanley Smith Barney Harborside Financial Center Plaza 2, 3rd Floor Jersey City, NJ 07311	31.00%	Morgan Stanley Smith Barney, LLC	DE	Record
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94104	19.93%	N/A	N/A	Record
Merrill Lynch Pierce Fenner & Smith 4800 Deer Lake Dr. E Jacksonville, FL 32246	20.71%	N/A	N/A	Record
National Financial Services, LLC 200 Liberty St. New York, NY 10281	8.15%	N/A	N/A	Record
First Clearing, LLC 2801 Market Street St. Louis, MO 63103	6.97%	N/A	N/A	Record
United Bank Inc. 514 Market Street Parkersburg, WV 26101	5.70%	N/A	N/A	Record

Hatteras Long / Short Equity Fund, Class A shares

Name and Address	% Ownership	Parent Company	Jurisdiction	Type of Ownership
UBS Financial Services, Inc. 100 Harbor Boulevard Weehawken, NJ 07086	84.80%	UBS Americas Inc.	DE	Record

Table of Contents - SAI
29

Hatteras Long / Short Equity Fund, Institutional Class shares

Name and Address	% Ownership	Parent Company	Jurisdiction	Type of Ownership
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94104	49.59%	The Charles Schwab Corporation	DE	Record
Morgan Stanley Smith Barney Harborside Financial Center Plaza 2, 3rd Floor Jersey City, NJ 07311	13.40%	N/A	N/A	Record
Merrill Lynch Pierce Fenner & Smith 4800 Deer Lake Dr. E Jacksonville, FL 32246	8.95%	N/A	N/A	Record

Hatteras Long / Short Debt Fund, Class A shares
Name and Address	% Ownership	Parent Company	Jurisdiction	Type of Ownership
UBS Financial Services, Inc. 100 Harbor Boulevard Weehawken, NJ 07086	70.79%	UBS Americas Inc.	DE	Record
Merrill Lynch Pierce Fenner & Smith 4800 Deer Lake Dr. E Jacksonville, FL 32246	9.67%	N/A	N/A	Record
Morgan Stanley Smith Barney FBO its customers PO Box 510 Big Lake, MN 53309	8.81%	N/A	N/A	Record

Hatteras Long / Short Debt Fund, Institutional Class shares
Name and Address	% Ownership	Parent Company	Jurisdiction	Type of Ownership
Merrill Lynch Pierce Fenner & Smith 4800 Deer Lake Dr. E Jacksonville, FL 32246	57.18%	Merrill Lynch & Co., Inc	DE	Record
Morgan Stanley Smith Barney Harborside Financial Center Plaza 2, 3rd Floor Jersey City, NJ 07311	17.47%	N/A	N/A	Record

Table of Contents - SAI
30

Hatteras Managed Futures Strategies Fund, Class A shares

Name and Address	% Ownership	Parent Company	Jurisdiction	Type of Ownership
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94104	47.74%	The Charles Schwab Corporation	DE	Record
Hatteras Alternative Mutual Funds LLC 8540 Colonnade Center Drive, Suite 401 Raleigh, NC 27615-3052	47.60%	Hatteras Capital Investment Management, LLC	DE	Beneficial

Hatteras Managed Futures Strategies Fund, Institutional shares

Name and Address	% Ownership	Parent Company	Jurisdiction	Type of Ownership
Pershing, LLC PO Box 2052 Jersey City, NJ 07303-2052	98.52%	Pershing Group LLC	DE	Record

Hatteras Hedged Strategies Fund, Institutional Class shares

Name and Address	% Ownership	Parent Company	Jurisdiction	Type of Ownership
Pershing, LLC PO Box 2052 Jersey City, NJ 07303-2052	47.19%	Pershing Group LLC	DE	Record
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94104	39.87%	The Charles Schwab Corporation	DE	Record
National Financial Services, LLC 200 Liberty St. New York, NY 10281	5.46%	N/A	N/A	Record
TD Ameritrade Trust Company PO Box 17748 Denver, CO 80217-0748	5.15%	N/A	N/A	Record

INVESTMENT ADVISOR AND SUB-ADVISORS

Investment Advisor, Advisory Agreement and Services Agreement
Hatteras Alternative Mutual Funds, LLC, 8540 Colonnade Center Drive, Suite 401, Raleigh, NC 27615, the Funds’ Investment Advisor pursuant to an Investment Advisory Agreement (the “Advisory Agreement”), is registered as an investment advisor with the Securities and Exchange Commission under the Investment Advisers Act of 1940, as amended. The Advisor is controlled by Hatteras Capital Investment Management, LLC (“HCIM”).  David B. Perkins, Interested Trustee, and Robert Worthington, are managing members of HCIM.  Pursuant to the Advisory Agreement, the Advisor is entitled to receive a monthly management fee based upon the average daily net assets of each of the Funds at the following annual rates:

Table of Contents - SAI
31

Alpha Fund	0.25%
Long/Short Equity Fund	0.00%
Long/Short Debt Fund	0.00%
Managed Futures Strategies Fund	0.00%
Hedged Strategies Fund	0.25%

Under the terms of the Advisory Agreement between the Trust and the Advisor, the Advisor:

(1)
manages the investment operations of the Funds and the composition of its portfolio, including the purchase, retention and disposition of securities in accordance with each Fund’s investment objective,

(2)	provides all statistical, economic and financial information reasonably required by the Funds and reasonably available to the Advisor,

(3)	provides the Custodian of the Funds’ securities on each business day with a list of trades for that day, and

(4)	provides persons satisfactory to the Trust’s Board of Trustees to act as officers and employees of the Trust.

Set forth below is (i) the aggregate compensation paid to the Adviser and the Sub-Advisors, expressed in dollars and as a percentage of net assets of the Trust and each Fund, during the fiscal year ended December 31, 2012, and (ii) the annualized compensation to be paid to the Adviser and the Sub-Advisers, expressed in dollars and as a percentage of net assets of the Trust and each Fund, for the fiscal year ending December 31, 2013:

	Aggregate Dollar Amount	As a Percentage of Average Net Assets of the Trust	As a Percentage of Average Net Assets of Alpha	As a Percentage of Average Net Assets of L/S Equity	As a Percentage of Average Net Assets of L/S Debt	As a Percentage of Average Net Assets of Hedged Strategies	As a Percentage of Average Net Assets of Managed Futures
Fiscal Year Ended December 31, 2012	$12,927,988	1.98%	1.98%	1.97%	1.95%	1.96%	1.81%
Fiscal Year Ended December 31, 2013	$12,948,627	1.99%	1.99%	1.96%	1.95%	1.98%	1.99%

Under the terms of the Operating Services Agreement (the “Services Agreement”) between the Trust and the Advisor, the Advisor pays the following Fund expenses, including, without limitation:

(1)	the costs incurred in connection with registration and maintenance of its registration under the Securities Act, the 1940 Act, and state securities laws and regulations,
(2)	preparation of and printing and mailing reports, notices and prospectuses to current shareholders,
(3)	transfer taxes on the sales of the Funds’ shares
(4)	custodial, shareholder transfer charges and fees of the Funds’ distributor,

Table of Contents - SAI
32

(5)	legal (excluding litigation to which the Funds may be a party), auditing and accounting expenses,
(6)	expenses of servicing shareholder accounts,
(7)	insurance expenses for fidelity and other coverage,
(8)	fees and expenses of Trustees who are not “interested persons” within the meaning of the 1940 Act, and
(9)	expenses of Trustee and shareholder meetings.

The Funds are also liable for such nonrecurring expenses as may arise, including litigation to which the Funds may be a party.  The Funds have an obligation to indemnify each of its officers and Trustees with respect to such litigation but not against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.  Fees associated with the Services Agreement are class and Fund specific.

Pursuant to the Services Agreement, the Funds pay the Advisor an operating services fee, payable monthly, for the performance of services at the following annual rates:

Alpha Fund – No Load, Class A and Class C	1.59%
Alpha Fund – Institutional Class	0.84%
Long/Short Equity Fund – Class A	0.84%
Long/Short Equity Fund – Institutional Class	0.59%
Long/Short Debt Fund – Class A	0.84%
Long/Short Debt Fund – Institutional Class	0.59%
Managed Futures Fund – Class A	0.84%
Managed Futures Fund – Institutional Class	0.59%
Hedged Strategies Fund	0.10%

The Advisor receives 0.25% of the average daily net assets of each Fund’s No Load shares for services performed under the Shareholder Servicing Agreement.  These shareholder services may be performed by the Advisor directly or by others on behalf of the Advisor, and may include, among other things, assisting shareholders in processing their purchase, exchange, or redemption requests, processing dividend and distribution payments, or other administrative overhead associated with servicing the Funds’ shareholders.  The Distributor or certain other third parties receive 0.25% and 1.00% of the average daily net assets of the Class A shares and Class C shares, respectively, of each Fund for services performed under the Distribution Plan, as discussed in this SAI.  The operating services fee, the shareholder servicing fee and the distribution fee will be accrued daily for the purpose of determining the offering and redemption price of the Funds’ shares.

The Funds incur, indirectly, expenses through its investment in the Underlying Funds Trust.  The Advisor receives a management fee, payable monthly, for the performance of its services at an annual rate of 1.75% of the average daily net assets of the Underlying Funds.  The advisory fee will be accrued daily for the purpose of determining the offering and redemption price of the Underlying Funds’ shares.  Additionally, the Advisor and the Underlying Funds Trust, on behalf of the Underlying Funds have entered into an operating services agreement, under which each Underlying Fund pays the Advisor 0.25% of such fund’s average daily net assets.

The combined effect of the Underlying Funds’ management fee and operating services agreement is a total annual operating expense of 2.00% for the Underlying Funds.  Because each Fund invests in the Underlying Funds, these acquired fund fees and expenses, combined with the Advisory Agreement, Operating Services Agreement, Shareholder Servicing Agreement, Distribution Plan and the operating expense limitation agreement (discussed below) result in a cap or ceiling on each Fund’s ordinary annual operating expenses at the following annual rates, (excepting brokerage commissions and portfolio trading transfer tax, interest on Fund borrowing, dividends  and interest paid on short sales, taxes, acquired fund fees and expenses associated with investments in non-affiliated investment companies, litigation and other extraordinary expenses):

Table of Contents - SAI
33

	No Load	Class A	Class C	Institutional Class
Alpha Fund	3.99%	3.99%	4.74%	2.99%
Long/Short Equity Fund	n/a	2.99%	n/a	2.49%
Long/Short Debt Fund	n/a	2.99%	n/a	2.49%
Managed Futures Fund	n/a	2.99%	n/a	2.49%
Hedged Strategies Fund	n/a	n/a	n/a	2.25%

The Advisor has contractually agreed to waive its operating services fees and/or pay expenses of the Funds to ensure that the Funds’ Net Annual Fund Operating Expenses (excluding brokerage commissions and portfolio trading transfer tax, interest on Fund borrowings, dividends and interest paid on short sales, taxes, acquired fund fees and expenses associated with investments in non-affiliated investment companies, litigation and other extraordinary expenses) do not exceed the annual rates described in the table above through at least April 30, 2014.  The term of each Fund’s operating expenses limitation agreement is indefinite and it can only be terminated upon a vote of the Board of Trustees.  Any waiver in operating services fees or payment of expenses made by the Advisor may be recouped by the Advisor in subsequent fiscal years if the Advisor so requests.  This recoupment may be requested if the aggregate amount actually paid by a Fund toward operating expenses for such fiscal year (taking into account the recoupment) does not exceed the applicable limitation on the Fund’s expenses.  The Advisor is permitted to recoup fee waivers and/or expense payments made in the prior three fiscal years from the date the fees were waived and/or Fund expenses were paid, subject to these limitations.  Any such recoupment is contingent upon the subsequent review and ratification of the recouped amounts by the Board of Trustees.  A Fund must pay current ordinary operating expenses before the Advisor is entitled to any recoupment of fees and/or expenses.

The following tables present the fees paid to the Advisor by the Funds over the specified years ended December 31:

Alpha Fund	2012	2011	2010
Advisory Agreement	$1,151,670	$599,046*	$0
Services Agreement	$6,130,023	$4,480,806	$2,116,192
Shareholder Servicing Agreement (No Load Shares only)	$656,586	$811,713	$662,100
Distribution Plan (Class A shares only)	$17,812	$2,269*	N/A
Distribution Plan (Class C shares only)	$316,287	$239,736	$211,313
*For the period of May 2, 2011 through December 31, 2011.

Long/Short Equity Fund	2012	2011*	2010
Advisory Agreement	$0	$0	N/A
Services Agreement	$478,548	$181,408	N/A
Distribution Plan (Class A shares only)	$7,091	$1,147	N/A
*For the period of May 2, 2011 through December 31, 2011.

Table of Contents - SAI
34

Long/Short Debt Fund	2012	2011*	2010
Advisory Agreement	$0	$0	N/A
Services Agreement	$279,906	$136,944	N/A
Distribution Plan (Class A shares only)	$21,169	$6,656	N/A
*For the period of May 2, 2011 through December 31, 2011.

Managed Futures Fund	2012*	2011	2010
Advisory Agreement	$0	N/A	N/A
Services Agreement	$273	N/A	N/A
Distribution Plan (Class A shares only)	$6	N/A	N/A
*For the period of September 27, 2012 through December 31, 2012.

Hedged Strategies Fund	2012	2011*	2010
Advisory Agreement	$173,567	$27,569	N/A
Services Agreement	$69,427	$7,867	N/A
*For the period of May 2, 2011 through December 31, 2011.

The Advisory Agreement and Services Agreement will each continue in effect for two (2) years initially and thereafter shall continue from year to year provided such continuance is approved at least annually by (a) a vote of the majority of the Trust’s Independent Trustees, cast in person at a meeting specifically called for the purpose of voting on such approval and by (b) the majority vote of either all of the Trustees or the vote of a majority of the outstanding shares of the Funds.  The Advisory Agreement and Services Agreement may be terminated without penalty on 60 days’ written notice by a vote of a majority of the Trust’s Board of Trustees or by the Advisor, or by holders of a majority of the Funds’ outstanding shares.  The Advisory Agreement and Services Agreement shall terminate automatically in the event of its assignment.

Sub-Advisors
In order to facilitate the efficient supervision and management of the Sub-Advisors by the Advisor and the Trustees, the Trust and the Advisor applied for, and the SEC approved, an exemptive order, which is also applicable to the Underlying Funds in the Underlying Funds Trust, that permits the Advisor, subject to certain conditions and approval by the Board of Trustees, but without shareholder approval, to hire new Sub-Advisors, change the terms of particular agreements with Sub-Advisors or continue the employment of existing Sub-Advisors after events that would otherwise cause an automatic termination of a sub-advisory agreement.  Within 60 days of employing a new Sub-Advisor, shareholders will receive notification of the change.  The Advisor pays the Sub-Advisors an annual fee out of its advisory fee based on the average daily net assets of the Underlying Funds allocated to, and managed, by each Sub-Advisor.  The Trust currently engages the following Sub-Advisors to conduct the investment programs of the Underlying Funds pursuant to separate sub-advisory agreements with the Advisor (“Sub-Advisory Agreements”):

Table of Contents - SAI
35

Chartwell Investment Partners
The Advisor has entered into a sub-advisory agreement with Chartwell Investment Partners (“Chartwell”) to manage a portion of the Long/Short Equity portfolio.  Chartwell is located at 1235 Westlakes Drive, Suite 400, Berwyn, PA 19312, and is a registered investment adviser.  Chartwell provides portfolio management services to individually managed accounts for individuals, including high net worth individuals, investment companies, pension and profit sharing plans, pooled investment vehicles, charitable organizations, other corporate entities and state and municipal governments.

Coe Capital Management, LLC
The Advisor has entered into a Sub-Advisory Agreement with Coe Capital Management, LLC (“Coe”) to manage a portion of the Long/Short Equity portfolio. Coe is located at 9 Parkway North, Suite 325, Deerfield, IL 60015, and is a registered investment advisor. Coe provides investment advice and portfolio management services to individuals, including high net worth individuals, investment companies, pension and profit sharing plans, other pooled investment vehicles, charitable organizations and other investment advisers.

FrontFour Capital Group, LLC
The Advisor has entered into a Sub-Advisory Agreement with FrontFour Capital Group, LLC (“FrontFour”) who will manage a portion of the Event Driven portfolio. FrontFour is located at Two Stamford Landing, 68 Southfield Avenue, Suite 290, Stamford, CT 06902, and is a registered investment advisor.  FrontFour provides investment advice and portfolio management services to investment companies and other pooled investment vehicles.

GAMCO Asset Management Inc.
The Advisor has entered into a Sub-Advisory Agreement with GAMCO Asset Management Inc. (“GAMCO”) who will manage a portion of the Event Driven portfolio.  GAMCO is located at One Corporate Center, Rye, NY 10580, and is a registered investment advisor.  GAMCO provides investment advice, management services and portfolio management services to individually managed accounts for high net worth individuals, investment companies, foundations, charitable organizations, pension and profit sharing plans, pooled investment vehicles, banking or thrift institutions, other corporate entities, and state and municipal governments.

Inflection Partners, LLC
The Advisor has entered into a sub-advisory agreement with Inflection Partners, LLC (“Inflection”) to manage a portion of the Market Neutral portfolio.  Inflection is located at 388 Market Street, Suite 1300, San Francisco, CA 94111, and is a registered investment adviser.  Inflection provides portfolio management services to investment companies and other pooled investment vehicles.

ISF Management LLC
The Advisor has entered into a sub-advisory agreement with ISF Management LLC (“ISF”) to manage a portion of the Long/Short Equity portfolio.  ISF is located at 767 Third Avenue, 39th Floor, New York, NY 10017, and is a registered investment advisor.  ISF provides portfolio management services to investment companies and other pooled investment vehicles.

Table of Contents - SAI
36

KeyPoint Capital Management, LLC
The Advisor has entered into a Sub-Advisory Agreement with KeyPoint Capital Management, LLC (“KeyPoint”) to manage a portion of the Long/Short Equity portfolio.  KeyPoint is located at 3100 Monticello Avenue, Suite 400, Dallas, TX 75205, and is a registered investment advisor. KeyPoint provides investment advice and portfolio management services to investment companies, other pooled investment vehicles and pension and profit sharing plans.

Meehan Combs, LP
The Advisor has entered into a Sub-Advisory Agreement with Meehan Combs, LP (“Meehan”) to manage a portion of the Relative Value – Long/Short Debt portfolio.  Meehan is located at 660 Steamboat Road, Greenwich, CT 06830, and is a registered investment advisor. Meehan provides investment advice and portfolio management services to pooled investment vehicles.

Nicholas Investment Partners, L.P.
The Advisor has entered into a sub-advisory agreement with Nicholas Investment Partners, L.P. (“Nicholas”) to manage a portion of the Market Neutral portfolio. Nicholas is located at 6451 El Sicomoro Street, Rancho Santa Fe, CA 92067, and is a registered investment advisor. Nicholas provides investment advice and portfolio management services to individually managed accounts for high net worth individuals, investment companies and other pooled investment vehicles.

OMT Capital Management, LLC
The Advisor has entered into a sub-advisory agreement with OMT Capital Management, LLC (“OMT”) to manage a portion of the Long/Short Equity portfolio.  OMT is located at One Montgomery Street, Suite 3300, San Francisco, CA 94104, and is a registered investment advisor.  OMT provides investment advice and portfolio management services to pension and profit sharing plans, pooled investment vehicles, businesses and corporations and separately managed accounts.

Phineus Partners L.P.
The Advisor has entered into a sub-advisory agreement with Phineus Partners L.P. (“Phineus”) to manage a portion of the Long/Short Equity portfolio.  Phineus is located at 251 Post Street, Suite 500, San Francisco, CA 94103, and is a registered investment advisor.  Phineus provides investment advice and portfolio management services to pooled investment vehicles and separately managed accounts.

Raven Rock Capital, LLC
The Advisor has entered into a sub-advisory agreement with Raven Rock Capital, LLC (“Raven Rock”) to manage a portion of the Relative Value – Long/Short Debt portfolio.  Raven Rock is located at 55 Vilcom Center, Suite 240, Chapel Hill, NC 27514, and is a registered investment adviser.  Raven Rock provides portfolio management services to investment companies and other pooled investment vehicles.

Smith Breeden Associates, Inc.
The Advisor has entered into a sub-advisory agreement with Smith Breeden Associates, Inc. (“Smith Breeden”) to manage a portion of the Relative Value – Long/Short Debt portfolio.  Smith Breeden is located at 280 South Mangum Street, Suite 301, Durham, NC 27701, and is a registered investment advisor. Smith Breeden provides investment advice, management services and portfolio management services to individually managed accounts for high net worth individuals, banking and thrift institutions, investment companies, pension and profit sharing plans, pooled investment vehicles, state and municipal government entities, foundations and insurance funds.

Table of Contents - SAI
37

Sound Point Capital Management, L.P.
The Advisor has entered into a Sub-Advisory Agreement with Sound Point Capital Management, L.P. (“Sound Point”) to manage a portion of the Relative Value – Long/Short Debt portfolio.  Sound Point is located at 375 Park Avenue, 25th Floor, New York, NY 10152, and is a registered investment advisor.  Sound Point provides investment advice and portfolio management services to high net worth individuals, investment companies, other pooled investment vehicles and trusts.

SW Asset Management, LLC
The Advisor has entered into a sub-advisory agreement with SW Asset Management, LLC (“SW”) to manage a portion of the Relative Value – Long/Short Debt portfolio.  SW is located at 23 Corporate Plaza Drive, Suite 130, Newport Beach, CA 92660, and is a registered investment adviser.  SW provides portfolio management services to investment companies and other pooled investment vehicles.

Tamarack Capital Management, LLC
The Advisor has entered into a sub-advisory agreement with Tamarack Capital Management, LLC (“Tamarack”) to manage a portion of the Long/Short Equity portfolio.  Tamarack is located at 2333 State Street, Suite 102, Carlsbad, CA 92008, and is a registered investment adviser.  Tamarack provides portfolio management services to investment companies and other pooled investment vehicles.

Tiburon Capital Management, LLC
The Advisor has entered into a Sub-Advisory Agreement with Tiburon Capital Management, LLC (“Tiburon”) who will manage a portion of the Event Driven portfolio.  Tiburon is located at 527 Madison Avenue, 6th Floor, New York, NY 10022, and is a registered investment advisor.  Tiburon provides investment advice and portfolio management services to pooled investment vehicles and separately managed accounts.

TWIN Capital Management, Inc.
The Advisor has entered into a Sub-Advisory Agreement with TWIN Capital Management, Inc. (“TWIN Capital”) who will manage a portion of the Market Neutral portfolio.  TWIN Capital is located at 3244 Washington Road, Suite 202, McMurray, PA 15317, and is a registered investment advisor.  TWIN Capital provides investment advice, management services and portfolio management services to individually managed accounts for high net worth individuals, investment companies, pension and profit sharing plans, pooled investment vehicles, other corporate entities, and state and municipal governments.

White Oak Global Advisors, LLC
The Advisor has entered into a Sub-Advisory Agreement with White Oak Global Advisors, LLC (“White Oak”) to manage a portion of the Event Driven portfolio.  White Oak is located at 88 Kearney Street, Fourth Floor, San Francisco, CA 94108, and is a registered investment advisor.  White Oak provides investment advice and portfolio management services to pooled investment vehicles, pension and profit sharing plans, corporations and other investment advisers.

The Advisor pays the Sub-Advisors an annual fee out of its advisory fee based on the average daily net assets of the Underlying Funds allocated to, and managed, by each Sub-Advisor.

Table of Contents - SAI
38

Sub-Advisory Agreements
Each of the Sub-Advisory Agreements provide that the Sub-Advisor will formulate and implement a continuous investment program for a Fund in accordance with the Fund’s objective, policies and limitations and any investment guidelines established by the Advisor.  Each Sub-Advisor will, subject to the supervision and control of the Advisor, determine in its discretion which issuers and securities will be purchased, held, sold or exchanged by a Fund, and will place orders with and give instruction to brokers and dealers to cause the execution of such transactions.  The Sub-Advisors are required to furnish at its own expense all investment facilities necessary to perform its obligations under the Sub-Advisory Agreements.

Each Sub-Advisory Agreement will continue in effect from year to year, provided it is approved at least annually by a vote of the majority of the Trustees, where applicable, who are not parties to the agreement or interested persons of any such party, cast in person at a meeting specifically called for the purpose of voting on such approval.  Each Sub-Advisory Agreement may be terminated without penalty at any time by the Advisor or the Sub-Advisor on 60 days’ written notice, and will automatically terminate in the event of its “assignment” (as that term is defined in the 1940 Act).

Trading Advisors
The Advisor is responsible for selecting the Trading Advisors for the Managed Futures Strategies Underlying Fund. The Trading Advisors will be engaged to trade in accordance with the Managed Futures Strategies Underlying Fund’s investment objective, policies and limitations and any investment guidelines established by the Advisor and the Board of Trustees. Each Trading Advisor will be responsible, subject to the supervision and control of the Advisor and the Board of Trustees, for the Managed Futures Strategies Underlying Fund assets it trades.

2100 Xenon Group, LLC
The Advisor has entered into a Trading Agreement with 2100 Xenon Group, LLC (“2100 Xenon”) to manage a portion of the Managed Futures Strategies portfolio.  2100 Xenon is located at 430 West Erie Street, Suite 300, Chicago, IL 60654, is a registered investment adviser and is registered as a Commodity Trading Advisor (“CTA”).  2100 Xenon provides portfolio management and trading services to individuals, including high net worth individuals, investment companies, pooled investment vehicles and corporations.

Dominion Capital Management Institutional Advisors, Inc.
The Advisor has entered into a Trading Agreement with Dominion Capital Management Instituational Advisors, Inc. (“Dominion”) to manage a portion of the Managed Futures Strategies portfolio.  Dominion is located at 12935 S. West Bayshore Dr., Suite 420, Traverse City, MI 49684, and is registered as a CTA.  Dominion provides trading services to high net worth individuals.

Northfield Trading LP
The Advisor has entered into a Trading Agreement with Northfield Trading LP (“Northfield”) to manage a portion of the Managed Futures Strategies portfolio.  Northfield is located at 3609 S. Wadsworth, Suite 250, Denver, CO 80235-2110, is a registered investment adviser and is registered as a CTA.  Northfield provides trading services to high net worth individuals and pooled investment vehicles.

Table of Contents - SAI
39

Revolution Capital Management, LLC
The Advisor has entered into a Trading Agreement with Revolution Capital Management, LLC (“Revolution”) to manage a portion of the Managed Futures Strategies portfolio.  Revolution is located at 520 Zang Street, Suite 209, Broomfield, CO 80021, and is registered as a CTA.  Revolution provides trading services to high-net worth individuals and institutional investors.

Trading Agreements
Each of the Trading Agreements provide that the Trading Advisor will assist the Advisor in providing a continuous investment program for that portion of the Managed Futures Strategies Underlying Fund’s assets allocated to the Trading Advisor including investment research and management with respect to commodity interests. Each Trading Advisor will, subject to the supervision and control of the Advisor, provide services under this Agreement in accordance with the Managed Futures Strategies Underlying Fund’s investment objective, policies and restrictions. Each Trading Advisor is required to furnish at its own expense all investment facilities necessary to perform its obligations under the Trading Agreement.

Each Trading Agreement will continue in effect from year to year after each Agreement’s initial two-year term, provided it is approved at least annually by a vote of the majority of the Trustees, where applicable, who are not parties to the agreement or interested persons of any such party, cast in person at a meeting specifically called for the purpose of voting on such approval. Each Trading Agreement may be terminated without penalty at any time by the Advisor or the Trading Advisor on 60 days’ written notice, and will automatically terminate in the event of its “assignment” (as that term is defined in the 1940 Act).

Portfolio Managers
The following section provides information regarding each portfolio managers’ compensation, other accounts managed, material conflicts of interests, and any ownership of securities in the Funds. Each portfolio manager or team member is referred to as a portfolio manager below. The portfolio managers are shown together in this section only for ease in presenting the information and should not be viewed for purposes of comparing the portfolio managers or their firms against one another. Each firm is a separate entity that may employ different compensation structures, may have different management requirements, and each portfolio manager may be affected by different conflicts of interest.

Other Accounts Managed by Portfolio Managers
The table below identifies, for each portfolio manager of the Funds, the number of accounts managed (excluding the Funds) and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts.  To the extent that any of these accounts are based on account performance, this information is reflected in separate tables below. Information in all tables is shown as of December 31, 2012, for the Funds.  Asset amounts are approximate and have been rounded.

Portfolio Manager	Registered Investment Companies (excluding the Funds)		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
Michael P. Hennen	0	$0.00	0	$0.00	0	$0.00
Robert Murphy	0	$0.00	0	$0.00	0	$0.00

The following table reflects information regarding accounts for which the portfolio manager has day-to-day management responsibilities and with respect to which the advisory fee is based on account performance.  Information is shown as of December 31, 2012. Asset amounts are approximate and have been rounded.

Table of Contents - SAI
40

Other Accounts That Pay Performance-Based Advisory Fees Managed by Portfolio Managers
Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
Michael P. Hennen	0	$0.00	0	$0.00	0	$0.00
Robert Murphy	0	$0.00	0	$0.00	0	$0.00

Material Conflicts of Interest
Actual or apparent material conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one investment account or in other circumstances.  Each Sub-Advisor and Trading Advisor may manage other accounts that have similar investment objectives or strategies. Portfolio managers of each of the Sub-Advisors and Trading Advisors who manage other investment accounts in addition to the Funds may be presented with the potential conflicts.

Any material conflicts of interest which may arise in connection with a Sub-Advisor’s or Trading Advisor’s management of the Funds’ investments and the management of the investments of other accounts are addressed primarily through each Sub-Advisor’s or Trading Advisor’s allocation policies.  The Sub-Advisors and Trading Advisors attempt to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities for a Fund and another advisory account.

Compensation Structure and Methods
The following section describes the structure of, and the methods used to determine the different types of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements) for the Funds’ portfolio managers as of December 31, 2012.

Hatteras Alternative Mutual Funds, LLC
The compensation of the portfolio managers may include a fixed annual salary, a bonus plan based on the trailing three year performance of a portfolio relative to an index and may include equity ownership of the Advisor. Compensation levels, including base salary, may be contractually fixed with the Advisor.

Securities Owned in the Funds by Portfolio Managers.
As of December 31, 2012, the portfolio managers owned the following equity securities in the Funds:

Name of Portfolio Manager	Dollar Range of Equity Securities in the Alpha Fund	Dollar Range of Equity Securities in the Long/Short Equity Fund	Dollar Range of Equity Securities in the Long/Short Debt Fund	Dollar Range of Equity Securities in the Managed Futures Fund	Dollar Range of Equity Securities in the Hedged Strategies Fund
Michael P. Hennen	$10,001 - $50,000	None	None	None	None

Robert Murphy	None	None	None	None	None

Codes of Ethics
The Funds, the Advisor, the Sub-Advisors, the Trading Advisors and the Distributor each have adopted codes of ethics under Rule 17j-1 under the 1940 Act that governs the personal securities transactions of their board members, officers and employees who may have access to current trading information of the Trust.  Under the Funds’ code of ethics, the Trustees are permitted to invest in securities that may also be purchased by the Funds.

Table of Contents - SAI
41

PROXY VOTING POLICIES AND PROCEDURES

The Advisor provides a voice on behalf of shareholders of the Funds.  The Advisor views the proxy voting process as an integral part of the relationship with the Funds.  The Advisor is also in a better position to monitor corporate actions, analyze proxy proposals, make voting decisions and ensure that proxies are submitted promptly.  Therefore, the Funds delegate authority to vote proxies to the Advisor, subject to the supervision of the Board of Trustees.  The Funds, through the Portfolio Managers or designated Sub-Advisor, will conduct a thorough review of and analysis of the underlying company’s proxy statements and vote proxies in accordance with the Funds’ Proxy Voting Policies and Procedures (“Policies and Procedures”), as summarized below.  The Funds also have a designated Proxy Administrator who is responsible for ensuring that all Fund proxy matters are communicated to the Portfolio Managers or designated Sub-Advisor.  The fundamental purpose of the Policies and Procedures is to ensure that each vote will be in a manner that reflects the best interest of the Funds and their shareholders, and that maximizes the value of the Fund’s investment.

Policies and Procedures
The Policies and Procedures recognize that a company’s management is entrusted with the day-to-day operations of the company, as well as its long-term strategic direction, subject to the oversight of the company’s board of directors.  Accordingly, the Funds believe that the recommendation of management on most issues deserves weight in determining how proxy issues should be voted. The company’s position, however, will not be supported in any situation where the Portfolio Managers reasonably believes that it is not in the best interest of the Funds or a particular company.  It is anticipated that most votes will be consistent with the guidelines set forth in the Policies and Procedures; however, the Portfolio Managers, or designated Sub-Advisor, may occasionally take an independent view on certain issues and vote differently. Votes inconsistent with the Policies and Procedures are reviewed for reasonableness.

Certain of the Funds’ proxy voting guidelines as set forth in the Policies and Procedures are summarized below:

•	vote AGAINST proposals to require supermajority shareholder vote,
•	vote FOR shareholder proposals to ask a company to submit its poison pill for shareholder ratification,
•	vote AGAINST proposals to eliminate entirely directors’ and officers’ liability for monetary damages for violating their duty of care.

Although many proxy proposals can be voted in accordance with the Funds’ Policies and Procedures, some proposals (such as votes on proposals regarding director nominees or votes on compensation plans for directors) will require special consideration, and the Portfolio Managers will make a decision on a case-by-case basis in these situations.

Conflicts of Interest
Occasionally, the Advisor, or a Sub-Advisor or an affiliate, may be subject to conflicts of interest in the voting of Fund proxies due to business or personal relationships.  In most cases, to the extent that there is little or no discretion to deviate from the Funds’ Policies and Procedures on the proposal in question, proxies will be voted in accordance with such pre-determined guidelines.  In other situations, the Portfolio Managers or designated Sub-Advisor may defer to the voting recommendation of either the Funds’ Audit Committee, a non-conflicted party, an independent third party proxy voting service provider; or in consultation with legal counsel, to determine the appropriate method to resolve the conflict of interest.

Table of Contents - SAI
42

More Information
The actual voting records relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request by calling toll-free, 1-877-569-2882 or by accessing the SEC’s website at www.sec.gov.  In addition, a copy of the Funds’ proxy voting policies and procedures are also available by calling 1-877-569-2882 and will be sent within three business days of receipt of a request.

THE DISTRIBUTOR

Hatteras Capital Distributors, LLC, 8540 Colonnade Center Drive, Suite 401, Raleigh, NC 27615 (the “Distributor”) serves as the principal underwriter and national distributor for the shares of the Funds pursuant to a Distribution Agreement with the Trust (the “Distribution Agreement”).  The Distributor is registered as a broker-dealer under the Securities Exchange Act of 1934 and each state’s securities laws and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).  The offering of the Funds’ shares is continuous.  The Distribution Agreement provides that the Distributor, as agent in connection with the distribution of Fund shares, will use its best efforts to distribute the Funds’ shares.  Hatteras Capital Distributors, LLC is an affiliate of the Advisor.  Quasar Distributors, LLC (“Quasar”) serves as the Funds’ sub-distributor pursuant to a sub-distribution agreement with the Funds and the Distributor.

The Distribution Agreement provides that, unless sooner terminated, it will continue in effect for two years initially and thereafter shall continue from year to year, subject to annual approval by (a) the Board of Trustees or a vote of a majority of the outstanding shares, and (b) by a majority of the Trustees who are not interested persons of the Trust or of the Distributor by vote cast in person at a meeting called for the purpose of voting on such approval.

The Distribution Agreement may be terminated by the Trust at any time, without the payment of any penalty, by vote of a majority of the entire Board of Trustees of the Trust or by vote of a majority of the outstanding shares of the Funds on 60 days’ written notice to the Distributor, or by the Distributor at any time, without the payment of any penalty, on 60 days’ written notice to the Trust.  The Distribution Agreement will automatically terminate in the event of its assignment.

For the fiscal year ended December 31, 2012, the following amounts were paid to the Distributor with respect to the Funds:

Alpha Fund
Name of Principal Underwriter	Net Underwriting Discounts and Commission	Compensation on Redemptions and Repurchases	Brokerage Commissions	Other Compensation
Hatteras Capital Distributors, LLC	$28,067	$6,372	$0	$0

Long/Short Equity Fund
Name of Principal Underwriter	Net Underwriting Discounts and Commission	Compensation on Redemptions and Repurchases	Brokerage Commissions	Other Compensation
Hatteras Capital Distributors, LLC	$130	$0	$0	$0

Table of Contents - SAI
43

Long/Short Debt Fund
Name of Principal Underwriter	Net Underwriting Discounts and Commission	Compensation on Redemptions and Repurchases	Brokerage Commissions	Other Compensation
Hatteras Capital Distributors, LLC	$534	$0	$0	$0

ALLOCATION OF PORTFOLIO BROKERAGE

Subject to the supervision of the Trustees, decisions to buy and sell securities for the Funds are made by the Advisor and the Sub-Advisors for the Underlying Funds that they manage for the Funds directly.  The Advisor and their appointed Sub-Advisors are authorized by the Trustees to allocate the orders placed by them on behalf of the Funds to brokers or dealers who may, but need not, provide research or statistical material or other services to the Funds or the Advisor for the Funds’ use.  Such allocation is to be in such amounts and proportions as the Advisor and Sub-Advisor may determine.

In selecting a broker or dealer to execute each particular transaction, the Advisor or Sub-Advisor will take the following into consideration:

•	the best net price available;
•	the reliability, integrity and financial condition of the broker or dealer;
•	the size of and difficulty in executing the order; and
•	the value of the expected contribution of the broker or dealer to the investment performance of the Funds on a continuing basis.

Brokers or dealers executing a portfolio transaction on behalf of the Funds may receive a commission in excess of the amount of commission another broker or dealer would have charged for executing the transaction if the Advisor or Sub-Advisor determines in good faith that such commission is reasonable in relation to the value of brokerage, research and other services provided to the Funds.

In allocating portfolio brokerage, the Advisor or Sub-Advisor may select brokers or dealers who also provide brokerage, research and other services to other accounts over which the Advisor or Sub-Advisor exercises investment discretion.  Some of the services received as the result of Fund transactions may primarily benefit accounts other than the Funds, while services received as the result of portfolio transactions effected on behalf of those other accounts may primarily benefit the Funds.

No brokerage commissions were paid by the Funds during the fiscal years ended December 31, 2010, December 31, 2011, and December 31, 2012.

The SEC requires the Trust to provide certain information if the Funds held securities of their regular brokers or dealers (or their parents) during the Trust’s most recent fiscal year.  As of the fiscal year ended December 31, 2012, the Funds did not own securities of their regular brokers or dealers.

Table of Contents - SAI
44

PORTFOLIO HOLDINGS INFORMATION

The Board of Trustees of the Trust has adopted policies to ensure that any disclosure of information about a Fund’s portfolio holdings is in the best interest of Fund shareholders. The portfolio holdings disclosure policies govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. These portfolio holdings disclosure policies have been approved by the Board of Trustees of the Trust. Disclosure of a Fund’s complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the annual report and semi-annual report to Fund shareholders and in the quarterly holdings report on Form N-Q. A Fund’s portfolio holdings information will be dated as of the end of each fiscal quarter and will be available with a lag time of up to 60 days from the end of each fiscal quarter. These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov. A list of each Fund’s underlying portfolio holdings as of each calendar quarter-end is also available on the Funds’ website at www.hatterasfunds.com within sixty days after the calendar quarter-end.

From time to time rating and ranking organizations such as Standard & Poor’s and Morningstar, Inc. may request complete portfolio holdings information in connection with rating a Fund. Similarly, pension plan sponsors and/or their consultants may request a complete list of portfolio holdings in order to assess the risks of a Fund’s portfolio along with related performance attribution statistics. The Funds believe that these third parties have legitimate objectives in requesting such portfolio holdings information. To prevent such parties from potentially misusing portfolio holdings information, the Funds will generally only disclose such information as of the end of the most recent calendar quarter, with a lag of at least sixty days, as described above. The disclosure is made with the authorization of either the Trust’s Chief Compliance Officer or his designee.  In addition, the Funds’ Chief Compliance Officer, or a designated officer of the Trust, may grant exceptions to permit additional disclosure of portfolio holdings information at differing times and with differing lag times, possibly no lag time, to rating agencies and to pension plan sponsors and/or their consultants, provided that (1) the recipient is subject to a confidentiality agreement, (2) the recipient will utilize the information to reach certain conclusions about the investment management characteristics of a Fund and will not use the information to facilitate or assist in any investment program, and (3) the recipient will not provide access to third parties to this information.  Additionally, and in order to ensure that the disclosure of the Trust’s portfolio holdings is in the best interests of the Trust’s shareholders, the following factors, and any additional relevant factors, shall be considered by the Chief Compliance Officer or a designated officer of the Trust when disclosing non-public portfolio holdings information to selected third parties: (1) whether the disclosure is consistent with the anti-fraud provisions of the federal securities laws; and (2) avoidance of any conflicts of interest between the interests of the Trust’s shareholders and the service providers.  Rating and ranking organizations, the Funds’ service providers and pension plan sponsors and/or their consultants are subject to these restrictions.  Holdings information is currently being sent to Morningstar, Standard & Poor’s, Lipper, Bloomberg, Vickers Stock Research, Thomson Financial and Capital-Bridge sixty days following each calendar quarter.

In addition, the Funds’ service providers, such as custodian and transfer agent, may receive portfolio holdings information in connection with their services to the Funds. In no event shall the Advisor or a Sub-Advisor, its affiliates or employees, or the Funds receive any direct or indirect compensation in connection with the disclosure of information about a Fund’s portfolio holdings.

The furnishing of nonpublic portfolio holdings information to any third party (other than authorized governmental and regulatory personnel) requires the approval of the Advisor.  The Advisor will approve the furnishing of non-public portfolio holdings to a third party only if they consider the furnishing of such information to be in the best interest of a Fund and its shareholders.  The Board receives and reviews annually a list of the persons who receive nonpublic portfolio holdings information and the purpose for which it is furnished.

Table of Contents - SAI
45

PORTFOLIO TURNOVER

A Fund’s portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year.  The calculation excludes from both the numerator and the denominator (1) securities with maturities at the time of acquisition of one year or less and (2) positions held less than a year.  High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by a Fund.  A 100% turnover rate would occur if all of a Fund’s portfolio securities were replaced once within a one-year period.

A Fund will invest portions of its assets to seek short-term capital appreciation.  A Fund’s investment objective and corresponding investment policies can be expected to cause the portfolio turnover rate to be substantially higher than that of the average equity-oriented investment company.

Absolute return and arbitrage investment strategies are characterized by a high turnover rate because, in general, many of the opportunities for capital appreciation are of a relatively short time in duration.  As an example, in merger arbitrage, the majority of mergers and acquisitions are consummated in less than six months, while tender offers are normally completed in less than two months.  Liquidations and certain other types of corporate reorganizations usually require more than six months to complete.  A Fund will generally benefit from the timely realization of the opportunity for which it has invested, and a correspondingly high portfolio turnover rate would be consistent with, although it would not necessarily ensure, the achievement of a Fund’s investment objective.  Short-term trading involves increased brokerage commissions, which expense is ultimately borne by the shareholders.

Portfolio turnover for Funds during the fiscal years ended December 31, 2011 and December 31, 2012, is shown in the table below.

Alpha Fund
Portfolio Turnover

Fiscal Year Ended December 31,
2012	2011
41%	45%

Long/Short Equity Fund
Portfolio Turnover

Fiscal Year Ended December 31,
2012	2011*
22%	3%
*For the period of May 2, 2011 through December 31, 2011.

Table of Contents - SAI
46

Long/Short Debt Fund
Portfolio Turnover

Fiscal Year Ended December 31,
2012	2011*
30%	5%
*For the period of May 2, 2011 through December 31, 2011.

Managed Futures Fund
Portfolio Turnover

Fiscal Year Ended December 31,
2012*	2011
0%	N/A
*For the period of September 27, 2012 through December 31, 2012.

Hedged Strategies Fund
Portfolio Turnover

Fiscal Year Ended December 31,
2012	2011*
16%	8%
*For the period of May 2, 2011 through December 31, 2011.

FUND ADMINISTRATION

U.S. Bancorp Fund Services, LLC (“USBFS”) serves as Fund Administrator pursuant to a Fund Administration Servicing Agreement with the Advisor and the Funds.  As such, USBFS provides all necessary bookkeeping, shareholder recordkeeping services and share transfer services to the Funds.  The Advisor paid the following to USBFS for administrative services for the past three fiscal years ended December 31.

Administration Fees

Alpha Fund

2012	2011	2010
$388,759	$325,060	$248,071

Long/Short Equity Fund

2012	2011*	2010
$73,200	$23,543	N/A
*For the period of May 2, 2011 through December 31, 2011.

Table of Contents - SAI
47

Long/Short Debt Fund

2012	2011*	2010
39,749	$19,326	N/A
*For the period of May 2, 2011 through December 31, 2011.

Managed Futures Fund

2012*	2011	2010
$3	N/A	N/A
*For the period of September 27, 2012 through December 31, 2012.

Hedged Strategies Fund

2012	2011*	2010
$51,855	$7,885	N/A
*For the period of May 2, 2011 through December 31, 2011.

FUND ACCOUNTING AND TRANSFER AGENT

USBFS serves as Fund Accountant and Transfer Agent to the Funds pursuant to a Fund Accounting Servicing Agreement and a Transfer Agent Servicing Agreement with the Advisor.  Under the Fund Accounting Servicing Agreement, USBFS will provide portfolio accounting services, expense accrual and payment services, fund valuation and financial reporting services, tax accounting services and compliance control services.  USBFS will receive a fund accountant fee for the Funds, which will be billed to the Advisor on a monthly basis.

Under the Transfer Agent Servicing Agreement, USBFS will provide all of the customary services of a transfer agent and dividend disbursing agent including, but not limited to:  (1) receiving and processing orders to purchase or redeem shares; (2) mailing shareholder reports and prospectuses to current shareholders; and (3) providing blue sky services to monitor the number of Fund shares sold in each state.  USBFS will receive a transfer agent fee, which will be billed to the Advisor on a monthly basis.

CUSTODIAN

The Custodian for Alpha Fund is Custodial Trust Company, an affiliate of JPMorgan Chase & Co., located at 101 Carnegie Center, Princeton, NJ 08540.  The Custodian for Long/Short Equity Fund, Long/Short Debt Fund, Managed Futures Fund and Hedged Strategies Fund is U.S. Bank N.A., located at 1555 N. River Center Drive, Suite 302, Milwaukee, Wisconsin 53212.  As Custodians, Custodial Trust Company and U.S. Bank N.A. hold all of securities and cash owned by the Funds.  All of the custodian fees will be paid by the Advisor.

DESCRIPTION OF SHARES

Each share of a Fund has one vote in the election of Trustees.  Cumulative voting is not authorized for the Funds.  This means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so, and, in that event, the holders of the remaining shares will be unable to elect any Trustees.

Table of Contents - SAI
48

Shareholders of the Funds and any other future series of the Trust will vote in the aggregate and not by series except as otherwise required by law or when the Board of Trustees determines that the matter to be voted upon affects only the interest of the shareholders of a particular series.  Matters such as ratification of the independent public accountants and election of Trustees are not subject to separate voting requirements and may be acted upon by shareholders of the Trust voting without regard to series.

The authorized capitalization of Hatteras Alternative Mutual Funds Trust consists of 1 billion shares of beneficial interest of $0.001 par value per share.  Each share has equal dividend, distribution and liquidation rights.  There are no conversion or preemptive rights applicable to any shares of the Funds.  All shares issued are fully paid and non-assessable.

DISTRIBUTION PLAN

The Trust has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act (the “Plan”), whereby Class A and Class C shares of the Funds pay to the Distributor or certain other third parties distribution fees as described in the prospectus. The Distributor may use the amount of such fees to defray the costs of commissions and service fees paid to broker-dealers and other financial intermediaries whose customers invest in shares of the Funds and for other purposes.

The Trust’s Board of Trustees has determined that the Plan could be a significant factor in the growth and retention of Funds’ assets, resulting in a more advantageous expense ratio and increased investment flexibility which could benefit each class of Funds’ shareholders. A cash flow from sales of shares may enable the Funds to meet shareholder redemptions without having to liquidate portfolio securities and to take advantage of buying opportunities without having to make unwarranted liquidations of portfolio securities. The Board also considered that continuing growth in the Funds’ size would be in the shareholders’ best interests because increased size would allow the Funds to realize certain economies of scale in its operations and would likely reduce the proportionate share of expenses borne by each shareholder. Even in the case of the Funds closing to new investors, the payment of ongoing compensation to a financial intermediary for providing services to its customers based on the value of their Fund shares is likely to provide the shareholders with valuable services and to benefit the Funds by promoting shareholder retention and reduced redemptions. The Board of Trustees therefore determined that it would benefit the Funds to have monies available for the direct distribution and service activities of the Advisor, in promoting the continuous sale of the Funds’ shares. The Board of Trustees, including the non-interested trustees, concluded, in the exercise of their reasonable business judgment and in light of their fiduciary duties, that there is a reasonable likelihood that the Plan will benefit a Fund and its shareholders.

The Plan has been approved by the Board of Trustees, including all of the trustees who are non-interested persons as defined in the Investment Company Act.  The substance of the Plan has also been approved by the vote of a majority of the outstanding shares of the Funds. The Plan must be reviewed annually and may be continued from year to year by vote of the Board of Trustees, including a majority of the trustees who are non-interested persons of the Funds and who have no direct or indirect financial interest in the Plan’s operation (“non-interested trustees”), cast in person at a meeting called for that purpose. It is also required that the selection and nomination of non-interested trustees be done by non-interested trustees. The Plan may be terminated at any time, without any penalty, by such trustees, by any act that terminates the distribution agreement between the Trust and the Advisor, or, as to the Funds, by vote of a majority of the Funds’ outstanding shares.

The Plan may not be amended to increase materially the amount spent for distribution or service expenses or in any other material way without approval by a majority of the outstanding shares of the affected series of the Trust, and all such material amendments to the Plan must also be approved by the non-interested trustees, in person, at a meeting called for the purpose of voting on any such amendment.

The Advisor is required to report in writing to the Board of Trustees at least quarterly on the amounts and purpose of any payments made under the Plan and any distribution or service agreement, as well as to furnish the Board with such other information as it may reasonably request to enable it to make an informed determination of whether the Plan should be continued.

The maximum amount of fees payable under the Plan during any year with respect to Class A shares and Class C shares is 0.25% and 1.00%, respectively, of the average daily net assets of a Fund.

Table of Contents - SAI
49

For the Alpha Fund, Class A shares, the Plan incurred the following expenses in the fiscal year ended December 31, 2012.

Actual 12b-1 Expenditures Paid by the Alpha Fund
Total Dollars Allocated
Advertising/Marketing	$ 0
Printing/Postage	$ 0
Payment to distributor	$ 0
Payment to dealers	$ 17,812
Compensation to sales personnel	$ 0
Other	$ 0
Total	$ 17,812

For the Alpha Fund, Class C shares, the Plan incurred the following expenses in the fiscal year ended December 31, 2012.

Actual 12b-1 Expenditures Paid by the Alpha Fund
Total Dollars Allocated
Advertising/Marketing	$ 0
Printing/Postage	$ 0
Payment to distributor	$ 0
Payment to dealers	$ 316,287
Compensation to sales personnel	$ 0
Other	$ 0
Total	$ 316,287

For the Long/Short Equity Fund, Class A shares, the Plan incurred the following expenses in the fiscal year ended December 31, 2012.

Actual 12b-1 Expenditures Paid by the Long/Short Equity Fund
Total Dollars Allocated
Advertising/Marketing	$ 0
Printing/Postage	$ 0
Payment to distributor	$ 0
Payment to dealers	$ 7,091
Compensation to sales personnel	$ 0
Other	$ 0
Total	$ 7,091

For the Long/Short Debt Fund, Class A shares, the Plan incurred the following expenses in the fiscal year ended December 31, 2012.

Actual 12b-1 Expenditures Paid by the Long/Short Debt Fund
Total Dollars Allocated
Advertising/Marketing	$ 0
Printing/Postage	$ 0
Payment to distributor	$ 0
Payment to dealers	$ 21,169
Compensation to sales personnel	$ 0
Other	$ 0
Total	$ 21,169

For the Managed Futures Fund, Class A shares, the Plan incurred the following expenses in the fiscal year ended December 31, 2012.

Actual 12b-1 Expenditures Paid by the Long/Short Debt Fund
Total Dollars Allocated
Advertising/Marketing	$ 0
Printing/Postage	$ 0
Payment to distributor	$ 0
Payment to dealers	$ 6
Compensation to sales personnel	$ 0
Other	$ 0
Total	$ 6

PURCHASE, REDEMPTION AND PRICING OF SHARES

Calculation of Share Price
The net asset value (“NAV”) per share of a Fund will be determined on each day when the New York Stock Exchange (“NYSE”) is open for business and will be computed by taking the aggregate market value of all assets of a Fund, which typically consists of the Underlying Investments, less its liabilities, and dividing by the total number of shares outstanding.  Each determination will be made:

Table of Contents - SAI
50

(1)	by valuing portfolio securities, including open short positions, which are traded on the NYSE and on the American Stock Exchange, at the last reported sales price on that exchange;

(2)
by valuing portfolio securities traded in the Nasdaq National Market System for which market quotations are readily available using the Nasdaq Official Closing Price (“NOCP”), or, if the NOCP is not available, at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices;

(3)	by valuing put and call options which are listed on an exchange, but which are not traded on the valuation date are valued at the mean of the last bid and asked prices;

(4)
by valuing listed securities and put and call options for which no sale was reported on a particular day and securities traded on the over-the-counter market at the mean between the last bid and asked prices; and

(5)
by valuing any securities or other assets for which market quotations are not readily available at fair value in good faith and under the supervision of the Trustees, although others may do the actual calculation.

The Advisor reserves the right to value options at prices other than last sale prices when such last sale prices are believed unrepresentative of fair market value as determined in good faith by the Advisor.

The share price (net asset value) of the shares of a Fund is determined as of the close of the regular session of trading on the NYSE (currently 4:00 p.m., Eastern Time); on each day the NYSE is open for business.  The NYSE is open for business on every day except Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday/President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

The net asset value per share is computed by dividing the value of the securities held by a Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares in the Fund outstanding at such time.

Table of Contents - SAI
51

Trading in Foreign Securities

Trading in foreign securities may be completed at times that vary from the closing of the NYSE.  In computing the net asset value, a Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE.  Some foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE.  Foreign securities quoted in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service.  Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE.  If these events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Funds’ Board of Trustees.

Purchase of Shares
Orders for shares received by the Trust in good order prior to the close of business on the NYSE on each day during such periods that the NYSE is open for trading are priced at net asset value per share, plus any applicable sales charge, computed as of the close of the regular session of trading on the NYSE.  Orders received in good order after the close of the NYSE, or on a day it is not open for trading, are priced at the close of such NYSE on the next day on which it is open for trading at the next determined net asset value per share.

Table of Contents - SAI
52

Exchange Privilege
Shareholders may exchange shares within the Trust.  Exercising the exchange privilege is treated as a sale for federal income tax purposes and you may realize short or long term capital gains or losses on the exchange.

Shareholders may exchange shares by telephone or in writing as follows:

By Telephone:

You may exchange shares by telephone only if the shareholders registered on your account are the same shareholders registered on the account into which you are exchanging.  Exchange requests must be received before 4:00 p.m., Eastern Time to be processed that day.

In Writing:

You may send your exchange request in writing.  Please provide the fund name and account number for each of the funds involved in the exchange and make sure the letter of instruction is signed by all shareholders on the account.

The Trust may modify or terminate the exchange privilege at any time upon 60 days prior notice to shareholders.  Investors may have difficulty making exchanges by telephone through brokers or banks during times of drastic market changes.  If you cannot contact your broker or bank by telephone, you should send your request in writing via overnight mail.

Redemption of Shares
The Funds are designed for long-term investors willing to accept the risks associated with a long-term investment.  The Funds are not designed for short-term traders whose frequent purchases and redemptions can generate substantial cash flow.  These cash flows can unnecessarily disrupt a Fund’s investment program.  Short-term traders often redeem when the market is most turbulent, thereby forcing the sale of underlying securities held by the Funds at the worst possible time as far as long-term investors are concerned.  Additionally, short-term trading drives up a Fund’s transaction costs measured by both commissions and bid/ask spreads, which are borne by the remaining long-term investors.

The Trust will redeem all or any portion of a shareholder’s shares of a Fund when requested in accordance with the procedures set forth in the “Redemptions” section of the Prospectuses.  Under the 1940 Act, a shareholder’s right to redeem shares and to receive payment therefore may be suspended at times:

(a)	when the NYSE is closed, other than customary weekend and holiday closings;
(b)	when trading on that exchange is restricted for any reason;
(c)
when an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, provided that applicable rules and regulations of the Securities and Exchange Commission (or any succeeding governmental authority) will govern as to whether the conditions prescribed in (b) or (c) exist; or

(d)	when the SEC by order permits a suspension of the right to redemption or a postponement of the date of payment on redemption.

In case of suspension of the right of redemption, payment of a redemption request will be made based on the net asset value next determined after the termination of the suspension.

Table of Contents - SAI
53

Supporting documents in addition to those listed under “Redemptions” in the Funds’ Prospectuses will be required from executors, administrators, trustees, or if redemption is requested by someone other than the shareholder of record.  Such documents include, but are not restricted to, stock powers, trust instruments, certificates of death, appointments as executor, certificates of corporate authority and waiver of tax required in some states when settling estates.

No Load Shares and Institutional Class Shares for Alpha Fund, Long/Short Equity Fund, Long/Short Debt Fund and Managed Futures Fund

No Load shares and Institutional Class Shares for Alpha Fund, Long/Short Equity Fund, Long/Short Debt Fund and Managed Futures Fund may be purchased through a financial intermediary and are primarily intended for qualified registered investment advisers who buy through a broker-dealer or service agent who has entered into an agreement with the Funds’ Distributor or for investment plans such as “wrap accounts which have entered into an agreement with the Funds’ Distributor.  For example, No Load and Institutional Class shares may be purchased by financial intermediaries who (i) charge their clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with a Fund’s principal underwriter to offer No Load or Institutional shares through their no-load network or platform. Clients of these financial intermediaries may include, but are not limited to, individuals, corporations, endowments, foundations and qualified plans (including tax-deferred retirement plans and profit sharing plans). No Load shares are also subject to Shareholder Servicing Fee of 0.25% of average daily net assets.  Institutional Class shares may also be purchased by other institutional investors subject to a $1 million investment minimum for all accounts.

Institutional Class Shares for Hedged Strategies Fund
Institutional Class shares for the Hedged Strategies Fund will be offered at their net asset value without any sales charges.  A minimum investment of $150 million is required to purchase Institutional Class Shares for the Hedged Strategies Fund.  Institutional Class Shares will generally be offered only to institutional investors such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations, as well as registered investment advisors with at least $150 million of client assets to invest in the Fund.

Sales Charges and Dealer Reallowance
Class A shares of the Funds are retail shares that require that you pay a sales charge when you invest unless you qualify for a reduction or waiver of the sales charge.  Class A shares are also subject to a Rule 12b-1 fee of 0.25% of average daily net assets.

If you purchase Class A shares of a Fund you will pay the NAV next determined after your order is received plus a sales charge (shown in percentages below) depending on the amount of your investment.  The sales charge does not apply to shares purchased with reinvested dividends.  The sales charge is calculated as follows and the dealer reallowance is as shown in the far right column:

Investment Amount	Sales Charge as a % of Offering Price	Sales Charge as % of Net Amount Invested	Dealer Reallowance
Less than $100,000	4.75%	4.99%	4.25%
$100,000 but less than $250,000	3.75%	3.90%	3.50%
$250,000 but less than $500,000	2.75%	2.83%	2.50%
$500,000 but less than $1,000,000	1.75%	1.78%	1.50%
$1,000,000 and above	0.00%	0.00%	0.00%

Table of Contents - SAI
54

The Distributor will receive all initial sales charges for the purchase of Class A shares of a Fund without a dealer of record.

A selling broker may receive commissions on purchases of Class A shares over $1 million calculated as follows: 1.00% on purchases between $1 million and $3 million, 0.50% on amounts over $3 million but less than $5 million, and 0.25% on amounts over $5 million. The commission rate is determined based on the purchase amount combined with the current market value of existing investments in Class A shares. As shown, investors that purchase $1,000,000 or more of the Fund's Class A shares will not pay any initial sales charge on the purchase. However, purchases of $1,000,000 or more of Class A shares may be subject to a contingent deferred sales charge ("CDSC") on shares redeemed during the first 18 months after their purchase in the amount of the commissions paid on the shares redeemed, as described above.

Breakpoints/Volume Discounts and Sales Charge Waivers
Reducing Your Sales Charge.  You may be able to reduce the sales charge on Class A shares of the Funds based on the combined market value of your accounts.  If you believe you are eligible for any of the following reductions or waivers, it is up to you to ask the selling agent or shareholder servicing agent for the reduction and to provide appropriate proof of eligibility.

•	You pay no sales charges on Fund shares you buy with reinvested distributions.

•	You pay a lower sales charge if you are investing an amount over a specific breakpoint level as indicated by the above table.

•	You pay no sales charges on Fund shares you purchase with the proceeds of a redemption of Class A shares within 120 days of the date of the redemption.

•
By signing a Letter of Intent (LOI) prior to purchase, you pay a lower sales charge now in exchange for promising to invest an amount over a specified breakpoint within the next 13 months.  Reinvested dividends and capital gains do not count as purchases made during this period.  The Transfer Agent will hold in escrow shares equal to approximately 4.75% of the amount you say you intend to buy.  If you do not invest the amount specified in the LOI before the expiration date, the Transfer Agent will redeem enough escrowed shares to pay the difference between the reduced sales load you paid and the sales load you should have paid.  Otherwise, the Transfer Agent will release the escrowed shares when you have invested the agreed amount.  For example, an investor has $50,000 to invest in a Fund, but intends to invest an additional $5,000 per month for the next 13 months for a total of $115,000.  Based on the above breakpoint schedule, by signing the LOI, the investor pays a front-end load of 3.75% rather than 4.75%.  If the investor fails to meet the intended LOI amount in the 13-month period, however, the Fund will charge the higher sales load retroactively.

•
Rights of Accumulation (“ROA”) allow you to combine Class A shares you already own in order to reach breakpoint levels and to qualify for sales load discounts on subsequent purchases of Class A shares.  The purchase amount used in determining the sales charge on your purchase will be calculated by multiplying the maximum public offering price by the number of Class A shares of a Fund already owned and adding the dollar amount of your current purchase.  For example, an individual has a $55,000 investment in a Fund, which was sold with a 4.75% front-end load.  The investor intends to open a second account and purchase $50,000 of the Fund.  Using ROA, the new $50,000 investment is combined with the existing $55,000 investment to reach the $100,000 breakpoint, and the sales charge on the new investment is 3.75% (rather than the 4.75% for a single transaction amount).

Table of Contents - SAI
55

Eligible Accounts.  Certain accounts may be aggregated for ROA eligibility, including your current investment in a Fund, and previous investments you and members of your primary household group have made in the Fund, provided your investment was subject to a sales charge.  (Your primary household group consists of you, your spouse and children under age 21 living at home.)  Specifically, the following accounts are eligible to be included in determining the sales charge on your purchase, if a sales charge has been paid on those purchases:

•	Individual or joint accounts held in your name;

•	Trust accounts for which you or a member of your primary household group, individually, is the beneficiary; and

•	Accounts held in the name of you or your spouse’s sole proprietorship or single owner limited liability company or S corporation;

The following accounts are not eligible to be included in determining ROA eligibility;

•	Investments in Class A shares where the sales charge was waived.

Waiving Your Sales Charge. If you fall into any of the following categories, you can buy Class A shares at NAV without a sales charge:

•	Current and retired employees, directors/trustees and officers of:
o	The Trust;
o	The Advisor and its affiliates; and
o	Family members (spouse, domestic partner, parents, grandparents, children, grandchildren and siblings (including step and in-law)) of any of the above.

•	Any trust, pension, profit sharing or other benefit plan for current employees, directors/trustees and officers of the Adviser and its affiliates.

•	Current employees of:
o	The Transfer Agent;
o	Broker-dealers, (including their affiliates) who act as selling agents for the Funds/Trust; and
o	Family members (spouse, domestic partner, parents, grandparents, children, grandchildren and siblings (including step and in-law)) of any of the above.

More information regarding the Funds’ sales charges, breakpoint thresholds and waivers is available free of charge on the Funds’ website: www.hatterasfunds.com.  Click on “Breakpoints and Sales Loads.”

Contingent Deferred Sales Charge
A contingent deferred sales charge may be imposed upon redemption of Class C shares.  There is no such charge upon redemption of any share appreciation or reinvested dividends or distributions.  The contingent deferred sales charge imposed upon Class C shares redeemed within 12 months of purchase is 1.00%.

Table of Contents - SAI
56

TAX STATUS

Each Fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and intends to so qualify, which requires compliance with certain requirements concerning the sources of its income, diversification of its assets, and the amount and timing of its distributions to shareholders.  Such qualification does not involve supervision of management or investment practices or policies by any government agency or bureau.  By so qualifying, each Fund should not be subject to federal income or excise tax on its investment company taxable income or net capital gain which are distributed to shareholders in accordance with the applicable timing requirements.  Investment company taxable income and net capital gain of each Fund will be computed in accordance with Section 852 of the Code.

Each Fund intends to distribute all of its investment company taxable income and any excess of net long-term capital gains over net short-term capital losses in accordance with the timing requirements imposed by the Code and therefore should not be required to pay any federal income or excise taxes.  Distributions of investment company taxable income and net capital gain will be made after December 31, the end of each fiscal year.  Both types of distributions will be in shares of each Fund unless a shareholder elects to receive cash. Investment company taxable income is generally made up of dividends, interest, net short-term capital gains, and other investment income, but excluding net capital gain, less expenses.  Net capital gain for a fiscal year is computed as the excess, if any, of net long-term capital gains over net short-term capital losses, and by taking into account any capital loss carryover of each Fund.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.  As of December 31, 2012, the Funds had accumulated capital loss carryovers of:

	Capital Loss Carryover	Expires
Hatteras Alpha Hedged Strategies Fund*	$39,003,430	12/31/15
Hatteras Alpha Hedged Strategies Fund^	$19,848,952	12/31/16
*	The entire amount of $39,003,430 is related to the merger of the Equity Options Overlay Portfolio, the Long/Short Equity Global Portfolio and the Global Hedged Income Portfolio.
^	The entire amount of $19,848,952 is related to the merger of the Long/Short Equity Healthcare/Biotech Portfolio, the Long/Short Equity REIT Portfolio and the Global Hedged Income Portfolio.

To be treated as a regulated investment company under Subchapter M of the code, each Fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of each Fund’s assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of each Fund’s assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of (other than U.S. government securities or the securities of other regulated investment companies) any one issuer, two or more issuers which each Fund controls and which are determined to be engaged in the same or similar trades or businesses, or the securities of certain publicly traded partnerships.

Table of Contents - SAI
57

If a Fund fails to qualify as a regulated investment company under Subchapter M in any fiscal year, it will be treated as a corporation for federal income tax purposes.  As such the Fund would be required to pay income taxes on its net investment income and net realized capital gains, if any, at the rates generally applicable to corporations.  Shareholders of a Fund generally would not be liable for income tax on the Fund’s investment company taxable income or net realized capital gains in their individual capacities.  Distributions to shareholders, whether from a Fund’s net investment income or net realized capital gains, would be treated as taxable dividends to the extent of current or accumulated earnings and profits of the Fund.

Each Fund is subject to a 4% nondeductible excise tax on certain undistributed amounts of ordinary income and capital gain under a prescribed formula contained in Section 4982 of the Code.  The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of each Fund’s ordinary income for the calendar year and at least 98.2% of its capital gain net income (i.e., the excess of its capital gains over capital losses) realized during the one-year period ending October 31 during such year plus 100% of any income that was neither distributed nor taxed to each Fund during the preceding calendar year.  Under ordinary circumstances, the Fund expects to time its distributions so as to avoid liability for this tax.

The following discussion of tax consequences is for the general information of shareholders that are subject to tax.  Shareholders that are IRAs or other qualified retirement plans are generally exempt from income taxation under the Code with respect to an investment in a regulated investment company if they have not funded such investment with borrowed funds.

Distributions of investment company taxable income are taxable to shareholders as ordinary income or, under current law, as qualified dividend income.

Distributions of net capital gain (“capital gain dividends”) are taxable to shareholders as long-term capital gain, regardless of the length of time the shares of the Fund have been held by such shareholders.

A redemption of Fund shares by a shareholder will result in the recognition of taxable gain or loss in an amount equal to the difference between the amount realized and the shareholder’s tax basis in Fund shares.  Such gain or loss is treated as a capital gain or loss if the shares are held as capital assets.  However, any loss realized upon the redemption of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as capital gain dividends during such six-month period.  All or a portion of any loss realized upon the redemption of shares may be disallowed to the extent shares are purchased (including shares acquired by means of reinvested dividends) within 30 days before or after such redemption.

Distributions of investment company taxable income and net capital gain will be taxable as described above, whether received in additional cash or shares.  Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date.

All distributions of investment company taxable income and net capital gain, whether received in shares or in cash, must be reported by each taxable shareholder on his or her federal income tax return.
Dividends or distributions declared in October, November or December as of a record date in such a month, if any, will be deemed to have been received by shareholders on December 31, if paid during January of the following year.  Redemptions of shares may result in tax consequences (gain or loss) to the shareholder and are also subject to the reporting requirements described below.

Table of Contents - SAI
58

Under the Code, the Funds will be required to report to the Internal Revenue Service (“IRS”) all distributions of taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt shareholders.  Under the backup withholding provisions of Section 3406 of the Code, distributions of taxable investment company taxable income and net capital gain and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax in the case of non-exempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law, or if a Fund is notified by the IRS or a broker that withholding is required due to an incorrect tax identification number or a previous failure to report taxable interest or dividends.  If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

Shareholders of the Funds may be subject to state and local taxes on distributions received from the Funds and on redemptions of Fund shares.

A brief explanation of the form and character of the distribution accompany each distribution.  In January of each year the Funds issue to each shareholder a statement of the federal income tax status of all distributions.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. Persons (i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates).  Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Funds, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or a lower rate under an applicable income tax treaty) on dividend income received by a shareholder.

Shareholders should consult their tax advisors about the application of federal, state and local and foreign tax law in light of their particular situation.

ANTI-MONEY LAUNDERING PROGRAM

The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”).  In order to ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Funds’ distributor and transfer agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, checking shareholder names against designated government lists, including Office of Foreign Asset Control (“OFAC”), and a complete and thorough review of all new opening account applications.  The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

Table of Contents - SAI
59

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Funds have selected KPMG LLP, 777 East Wisconsin Avenue, Suite 1500, Milwaukee, WI 53202, as their independent registered public accounting firm.

LEGAL COUNSEL

Blank Rome LLP (“Blank Rome”), 405 Lexington Avenue, New York, NY 10174, is counsel to the Funds and provides counsel on legal matters relating to the Funds.  Blank Rome also serves as independent legal counsel to the Board of Trustees.

FINANCIAL STATEMENTS

The annual report for the Funds for the fiscal year ended December 31, 2012 is a separate document and the financial statements and accompanying notes appearing therein are incorporated by reference in this SAI.

Table of Contents - SAI
60

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

PART C
OTHER INFORMATION

Item 28.  EXHIBITS.

(a)
Amended and Restated Declaration of Trust dated February 22, 2010, was previously filed with Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A on April 30, 2010, and is incorporated herein by reference.

(i)
Certificate of Amendment to Amended and Restated Certificate of Trust dated February 23, 2010, was previously filed with Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A on April 30, 2010, and is incorporated herein by reference.

(b)
Amended and Restated By-Laws dated February 22, 2010, was previously filed with Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A on April 30, 2010, and is incorporated herein by reference.

(c)	Instruments Defining Rights of Security Holders are incorporated by reference into the Amended and Restated Declaration of Trust and Amended and Restated By-Laws.

(d)
Investment Advisory Agreement dated September 15, 2009, was previously filed with Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A on April 30, 2010, and is incorporated herein by reference.

(i)
Amendment to the Investment Advisory Agreement dated April 30, 2011, was previously filed with Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A on April 29, 2011, and is incorporated herein by reference.

(ii)
Amendment to the Investment Advisory Agreement dated March 16, 2012, was previously filed with Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A on March 15, 2012 and is incorporated herein by reference.

(e)
Distribution Agreement dated September 15, 2009, was previously filed with Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A on April 29, 2011, and is incorporated herein by reference.

(i)
Amendment to the Distribution Agreement dated March 16, 2012, was previously filed with Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A on March 15, 2012 and is incorporated herein by reference.

(f)	Bonus or Profit Sharing Contracts — Not applicable.

(g)	Custodian Agreements.

(i)	Custody Agreement dated July 31, 2002, was previously filed with Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A on April 30, 2008, and is incorporated herein by reference.

(ii)
Amendment No. 1 dated June 16, 2003, to the Custody Agreement was previously filed with Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A on April 30, 2008, and is incorporated herein by reference.

(iii)
Amendment No. 2 dated April 2006, to the Custody Agreement was previously filed with Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A on April 28, 2006, and is incorporated herein by reference.

(iv)
Custody Agreement with U.S. Bank N.A. dated April 12, 2011, was previously filed with Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A on April 29, 2011, and is incorporated herein by reference.

(v)
Amendment No. 1 dated September 16, 2011, was previously filed with Post-Effective Amendment No. 36 to the Registration Statement on Form N-1A on September 29, 2011, and is incorporated herein by reference.

(vi)
Loan and Pledge Agreement dated September 30, 2002, was previously filed with Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A on April 30, 2008, and is incorporated herein by reference.

(vii)
Amendment No. 1 dated April 2006, to the Loan and Pledge Agreement was previously filed with Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A on April 28, 2006, and is incorporated herein by reference.

(h)	Other Material Contracts.

(i)
Transfer Agent Servicing Agreement dated September 6, 2002, was previously filed with Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A on April 30, 2008, and is incorporated herein by reference.

(1)
Amendment dated April 28, 2006, to the Transfer Agent Servicing Agreement was previously filed with Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A on April 28, 2006, and is incorporated herein by reference.

(2)
Addendum dated August 17, 2007, to the Transfer Agent Servicing Agreement was previously filed with Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A on April 30, 2008, and is incorporated herein by reference.

(3)
Amendment dated November 1, 2009, to the Transfer Agent Servicing Agreement was previously filed with Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A on April 30, 2010, and is incorporated herein by reference.

(4)
Amendment dated January 1, 2010, to the Transfer Agent Servicing Agreement was previously filed with Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A on April 30, 2010, and is incorporated herein by reference.

(5)
Amendment dated May 1, 2011, to the Transfer Agent Servicing Agreement, was previously filed with Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A on April 29, 2011, and is incorporated herein by reference.

(ii)
Fund Administration Servicing Agreement dated April 28, 2006, was previously filed with Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A on April 28, 2006, and is incorporated herein by reference.

(1)
Amendment dated November 1, 2009, to the Fund Administration Servicing Agreement was previously filed with Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A on April 30, 2010, and is incorporated herein by reference.

(2)
Amendment dated May 1, 2011, to the Fund Administration Servicing Agreement, was previously filed with Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A on April 29, 2011, and is incorporated herein by reference.

(iii)
Fund Accounting Services Agreement dated April 28, 2006, was previously filed with Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A on April 28, 2006, and is incorporated herein by reference.

(1)
Amendment dated November 1, 2009, to the Fund Accounting Servicing Agreement was previously filed with Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A on April 30, 2010, and is incorporated herein by reference.

(2)
Amendment dated May 1, 2011, to the Fund Accounting Servicing Agreement, was previously filed with Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A on April 29, 2011, and is incorporated herein by reference.

(iv)
Power of Attorney dated February 22, 2010, was previously filed with Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A on February 26, 2010, and is incorporated herein by reference.

(1)
Power of Attorney dated February 22, 2012, was previously filed with Post-Effective Amendment No. 44 to the Registration Statement on Form N-1A on April 27, 2012, and is incorporated herein by reference.

(v)
Operating Services Agreement dated September 15, 2009, was previously filed with Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A on April 30, 2010, and is incorporated herein by reference.

(1)
Amendment dated April 30, 2011, to the Operating Services Agreement, was previously filed with Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A on April 29, 2011, and is incorporated herein by reference.

(2)
Amendment dated September 30, 2011, to the Operating Services Agreement, was previously filed with Post-Effective Amendment No. 36 to the Registration Statement on Form N-1A on September 29, 2011, and is incorporated herein by reference.

(3)
Amendment dated March 16, 2012, to the Operating Services Agreement, was previously filed with Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A on March 15, 2012 and is incorporated herein by reference.

(vi)
Shareholder Servicing Agreement dated June 7, 2011, was previously filed with Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A on August 1, 2011, and is incorporated herein by reference.

(vii)
Operating Expense Limitation Agreement dated September 30, 2011, was previously filed with Post-Effective Amendment No. 36 to the Registration Statement on Form N-1A on September 29, 2011, and is incorporated herein by reference.

(1)
Amendment dated March 16, 2012, to the Operating Expenses Limitation Agreement, was previously filed with Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A on March 15, 2012 and is incorporated herein by reference.

(i)	Legal Opinion.

(i)
Opinion and Consent of Counsel dated August 8, 2002, was previously filed with Pre-Effective Amendment No. 2 to the Registration Statement on August 12, 2002 (Spitzer and Feldman, P.C.), and is incorporated herein by reference.

(j)	Consent of Independent Registered Public Accounting Firm – filed herewith.

(k)	Omitted Financial Statements – not applicable.

(l)
Initial Capital Agreement dated July 10, 2002, was previously filed with Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A/A on August 12, 2002, and is incorporated herein by reference.

(m)	Rule 12b-1 Plan was previously filed with Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A on August 1, 2011, and is incorporated herein by reference.

(n)
Rule 18f-3 Plan dated July 18, 2006 and amended and restated on February 22, 2012, was previously filed with Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A on March 15, 2012 and is incorporated herein by reference.

(o)	Reserved.

(p)
Joint Code of Ethics of Hatteras Alternative Mutual Funds Trust, Underlying Funds Trust, Hatteras Capital Distributors, LLC and Hatteras Alternative Mutual Funds, LLC, was previously filed with Post-Effective Amendment No. 44 to the Registration Statement on Form N-1A on April 27, 2012, and is incorporated herein by reference.

Item 29.  Persons Controlled by or Under Common Control with Registrant.

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30.  Indemnification.

Reference is made to Article VIII of the Registrant’s Amended and Restated Declaration of Trust.

Pursuant to Rule 484 under the Securities Act of 1933, as amended (the “Securities Act”), the Registrant furnishes the following undertaking:  “Insofar as indemnification for liability arising under the Securities Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission (“SEC”) such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.”

Item 31.  Business and Other Connections of the Investment Advisor.

With respect to the Advisor, the response to this Item will be incorporated by reference to the Advisor’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC (File No. 801-61090) dated March 28, 2013.  The Advisor’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

Item 32.  Principal Underwriter.

(a)	Hatteras Capital Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Hatteras Core Alternatives 3c1 Fund, LP	Hatteras Global Private Equity Partners Institutional, LLC
Hatteras Core Alternatives Offshore Fund, Ltd.	Hatteras GPEP Fund, L.P.
Hatteras Core Alternatives Fund, L.P.	Hatteras GPEP Fund II, LLC
Hatteras Core Alternatives TEI Fund, L.P.	Hatteras Late Stage VC Fund I, L.P.
Hatteras Core Alternatives Institutional Fund, L.P.	Hatteras VC Co-Investment Fund II, LLC
Hatteras Core Alternatives TEI Institutional Fund, L.P.

(b)	To the best of Registrant’s knowledge, the directors and executive officers of Hatteras Capital Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Hatteras Capital Distributors, LLC	Positions and Offices with Registrant
David B. Perkins	Chief Executive Officer	Trustee, President and Chief Executive Officer
Robert L. Worthington	President	None
J. Michael Fields	Chief Operating Officer	Secretary
R. Lance Baker	Chief Financial Officer	Treasurer and Chief Financial Officer
Andrew P. Chica	Chief Compliance Officer	Chief Compliance Officer

(c)           Not Applicable.

Item 33.  Location of Accounts and Records.

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Transfer Agent, Fund Administrator and Fund Accountant	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202
Registrant’s Custodians	Custodial Trust Company 101 Carnegie Center Princeton, NJ 08540 U.S. Bank National Association Custody Operations 1555 North River Center Drive, Suite 302 Milwaukee, WI 53212
Registrant’s Investment Advisor	Hatteras Alternative Mutual Funds, LLC 8540 Colonnade Center Drive, Suite 401 Raleigh, NC 27615
Registrant’s Distributor	Hatteras Capital Distributors, LLC 8540 Colonnade Center Drive, Suite 401 Raleigh, NC 27615

Item 34.  Management Services Not Discussed in Parts A and B.

Not Applicable.

Item 35.  Undertakings.

The Registrant hereby undertakes to furnish each person to whom a Prospectus for one or more of the series of the Registrant is delivered with a copy of the relevant latest annual report to shareholders, upon request and without charge.

SIGNATURES

Pursuant to the requirements of the Securities Act and the 1940 Act, the Registrant certifies that it meets all of the requirements for effectiveness for this Post-Effective Amendment No. 46 under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 46 to the Registration Statement to be signed below on its behalf by the undersigned, duly authorized, in the City of Raleigh and the State of North Carolina on the 29th day of April, 2013.

Hatteras Alternative Mutual Funds Trust

By: /s/ J. Michael Fields
J. Michael Fields, Secretary

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 46 to the Registration Statement has been signed below by the following persons in the capacities indicated and on April 29, 2013.

Signature	Title
Joseph E. Breslin* Joseph E. Breslin	Independent Trustee and Chairman
H. Alexander Holmes* H. Alexander Holmes	Independent Trustee
Thomas Mann* Thomas Mann	Independent Trustee
Steve E. Moss* Steve E. Moss	Independent Trustee
Gregory S. Sellers* Gregory S. Sellers	Independent Trustee
Daniel K. Wilson* Daniel K. Wilson	Independent Trustee
David B. Perkins* David B. Perkins	Interested Trustee, President and Chief Executive Officer
Robert Lance Baker* Robert Lance Baker	Treasurer and Chief Financial Officer
By: /s/ J. Michael Fields J. Michael Fields, Secretary
Attorney-in-Fact pursuant to Power of Attorney

EXHIBIT INDEX

Exhibit	Exhibit No.
Consent of Independent Registered Public Accounting Firm	EX.99.j.